UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John J. Kelley
                              1100 N. Market Street
                              Wilmington, DE 19890
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: March 31, 2010
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)
 (Showing Percentage of Net Assets)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                        RATINGS(1)        AMOUNT          VALUE
                                                                                        ----------        ------          -----
CORPORATE BONDS -- 1.9%
    American Honda Finance Corp., 0.65%, 08/27/10**                                       A1, A+       $45,000,000   $   45,000,000
                                                                                                                     --------------
  TOTAL CORPORATE BONDS (COST $45,000,000)                                                                               45,000,000
                                                                                                                     --------------
CERTIFICATES OF DEPOSIT -- 17.6%
  FOREIGN BANKS, U.S BRANCHES -- 17.6%
    Australia & New Zealand, NY, 0.28%, 08/24/10                                         P-1, A-1+      52,000,000       52,000,000
    Bank of Nova Scotia, TX, 0.87%, 05/14/10**                                           AA1, AA-       17,000,000       17,012,891
    Bank of Nova Scotia, TX, 0.18%, 04/23/10                                             P-1, A-1+      50,000,000       50,000,000
    Barclays Bank, NY, 0.22%, 06/10/10                                                   P-1, A-1+      50,000,000       50,000,000
    BNP Paribas, NY, 0.26%, 06/25/10                                                     P-1, A-1+      50,000,000       50,000,000
    Deutsche Bank, NY, 0.26%, 07/27/10                                                   P-1, A-1       50,000,000       50,000,000
    National Australia Bank, NY, 0.20%, 04/05/10                                         P-1, A-1+      50,000,000       50,000,000
    Svenska Hanelsbanken, NY, 0.21%, 06/10/10                                            P-1, A-1+      50,000,000       50,000,486
    Toronto Dominion, NY, 0.27%, 06/17/10                                                P-1, A-1+      50,000,000       50,000,000
                                                                                                                     --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $419,013,377)                                                                     419,013,377
                                                                                                                     --------------
COMMERCIAL PAPER -- 17.7%
  FINANCE & INSURANCE -- 17.7%
    Commonwealth Bank of Australia, 0.28%, 08/11/10*                                     P-1, A-1+      50,000,000       49,948,667
    Societe Generale, 0.16%, 04/06/10*                                                   P-1, A-1       50,000,000       49,998,889
    Toyota Motor Credit Corp, 0.25%, 06/01/10*                                           P-1, A-1+      50,000,000       49,978,819
    Metlife Short-Term Funding, 0.24%, 05/10/10*                                         P-1, A-1       25,000,000       24,993,500
    Metlife Short-Term Funding, 0.22%, 04/28/10*                                         P-1, A-1       25,000,000       24,995,875
    Louis Dreyfus Corp., 0.23%, 04/01/10*                                                P-1, A-1+      46,100,000       46,100,000
    JP Morgan Chase, 0.25%, 07/06/10*                                                    P-1, A-1       50,000,000       49,966,667
    CME Group, Inc., 0.18%, 04/16/10*                                                    P-1, A-1+      50,000,000       49,996,250
    Toyota Motor Credit Corp., 0.23%, 04/07/10*                                          P-1, A-1+      25,000,000       24,999,042
    General Electric Capital Corp., 0.25%, 05/27/10*                                     P-1, A-1+      50,000,000       49,980,555
                                                                                                                     --------------
  TOTAL COMMERCIAL PAPER (COST $420,958,264)                                                                            420,958,264
                                                                                                                     --------------
MUNICIPAL COMMERCIAL PAPER -- 25.9%
    Alaska Housing Finance Corp., 0.30%, 05/13/10*                                       P-1, A-1+      28,139,000       28,129,151
    Anchorage, AK, Ser. A, 0.32%, 04/12/10*                                              P-1, A-1+      40,000,000       40,000,000
    Baltimore Cnty., MD, PCRB Ser. 2002, 0.32%, 06/15/10                                 P-1, A-1+      25,900,000       25,900,000
    Brown Univ., Ser. A, 0.23%, 04/07/10                                                 P-1, A-1+      15,200,000       15,199,417*
    Catholic Health Initiatives CO., Ser. A, 0.40%, 07/09/10                             P-1, A-1+       7,863,000        7,863,000
    City of Houston, TX, G.O. Ser. H-2, 0.25%, 05/19/10                                  P-1, A-1+      10,000,000       10,000,000
      Collier Cnty., FL Health Fac. Auth. (Cleveland Clinic)
      Ser. 2003C-1, 0.35%, 04/07/10                                                    VMIG-1, A-1+     30,525,000       30,525,000
    Connecticut Hlth. & Ed. (Yale University), 0.25%,
      05/13/10                                                                         VMIG-1, A-1+     15,900,000       15,900,000
    Jacksonville, FL PCRB Florida Power & Lt., 0.45%,
      04/05/10                                                                           P-1, A-2       21,700,000       21,700,000
    Jacksonville, FL PCRB Florida Power & Lt., 0.45%,
      04/05/10                                                                          VMIG-1, A-2     34,960,000       34,960,000
    Metro Govt. of Nashville & Davisville Cnty., TN, 0.30%,
      06/08/10                                                                           P-1, A-1+      16,150,000       16,150,000
    MIichigan State Univ. Board of Trustees, Ser. I, 0.25%,
      05/05/10                                                                           P-1, A-1+      26,000,000       26,000,000
    Ohio Higher Edu. Fac. ( Case Western Univ.), 0.30%,
      07/08/10                                                                           P-1, A-1+      20,700,000       20,700,000
    Rochester Health Care Facs. Ser. B, MN (Mayo Clinic),
      0.30%, 06/10/10                                                                    NR, A-1+       39,400,000       39,400,000
    San Antonio, TX Water System, Ser. A, 0.30%, 04/09/10                                P-1, A-1+      12,900,000       12,900,000
    South Carolina Public Service, 0.35%, 04/09/10*                                       P-1, NR       22,500,000       22,498,250
    South Carolina Public Service, 0.25%, 05/10/10*                                       P-1, NR       20,000,000       19,994,583
    South Carolina Public Service, 0.30%, 06/09/10*                                       P-1, NR       15,000,000       14,991,375
    Sunshine St. Govt. Fin. FL, 0.23%, 04/07/10                                          P-1, A-1+      50,000,000       50,000,000


                                                                  1

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                        RATINGS(1)        AMOUNT          VALUE
                                                                                        ----------        ------          -----
    Tenn. St. School Board Auth., TN, 0.28%, 04/06/10                                    P-1, A-1+     $12,575,000   $   12,575,000
    Univ. of California, 0.22%, 05/04/10*                                                P-1, A-1+      45,280,000       45,270,869
    Univ. of Minnesota, Board of Regents, 0.28%, 07/09/10                                P-1, A-1+      20,550,000       20,550,000
    Univ. Of Minnesota, Ser. 07-C, 0.25%, 06/10/10                                       P-1, A-1+      15,000,000       15,000,000
    Univ. of Minnesota, Ser. 07-C, 0.28%, 07/09/10                                       P-1, A-1+      12,000,000       12,000,000
    Vanderbilt University, Ser. C, 0.23%, 04/08/10*                                      P-1, A-1+      41,250,000       41,248,155
    Wisconsin Transportation Rev., Ser. 2006A, 0.23%,
      04/09/10                                                                           P-1, A-1+      16,474,000       16,474,000
                                                                                                                     --------------
  TOTAL MUNICIPAL COMMERCIAL PAPER (COST $615,928,800)                                                                  615,928,800
                                                                                                                     --------------
MUNICIPAL BONDS -- 22.1%
    Calhoun Cnty., TX Naval Industrial Dev. Auth., VRDB,
      0.30%, 01/01/24**                                                                VMIG-1, A-1+     20,000,000       20,000,000
    Connecticut St. Housing Fin. Auth., 0.30%, 05/15/39**                                 NR, A-1       80,000,000       80,000,000
    Gulf Coast Waste Disposal Auth. B.P. Amoco, VRDB, 0.32%,
      10/01/17**                                                                       VMIG-1, A-1+     25,000,000       25,000,000
    Hurley, NM, PCRB VRDB Rev. (Kennetcott Santa Fe Proj.),
      Ser. 1985, 0.29%, 12/01/15**                                                       P-1, A-1+      17,100,000       17,100,000
    Las Vegas Valley, NV, Water District, 0.35%, 06/01/36**                               NR, A-1       49,215,000       49,215,000
    Massachusetts State Dev. Fin. Agency (Harvard Univ.),
      0.26%, 07/15/33**                                                                 VMIG-1, A-1+    33,600,000       33,600,000
    Massachusetts State Health & Educational Fac. Auth. Rev.
      (Northwestern Univ.), 0.25%, 10/01/28**                                             P-1, NR       11,700,000       11,700,000
    Michigan G.O. Ser. A, 2.00%, 09/30/10                                              VMIG-1, SP-1+    20,000,000       20,145,971
    Michigan Muni. Bond Auth., 3.00%, 08/20/10                                           NR, SP-1+      19,500,000       19,618,794
    Mississippi Business Finance Corp. Chevron, 0.30%,
      12/01/30**                                                                        VMIG-1, NR      12,800,000       12,800,000
    New Hampshire Health & Educ. Fac. Auth. VRDB, 0.25%,
      06/01/32**                                                                       VM1G-1, A-1+     30,985,000       30,985,000
    New Jersey Health Care Fac. Fin. Auth. VRDB, 0.28%,
      07/01/36**                                                                       VMIG-1, A-1+     16,000,000       16,000,000
    Texas Transportation Commission, 0.30%, 04/01/36**                                  VMIG-1, NR      42,600,000       42,600,000
    Washington State Health Care Fac. Auth., 0.29%,
      01/01/32**                                                                       VMIG-1, A-1+     65,475,000       65,475,000
    Wisconsin Housing & Econ. Dev. Auth. Home Ownership
      Rev., 0.34%, 03/01/36**                                                            P-1, A-1+      80,125,000       80,125,000
                                                                                                                     --------------
  TOTAL MUNICIPAL BONDS (COST $524,364,765)                                                                             524,364,765
                                                                                                                     --------------
U.S. AGENCY OBLIGATIONS -- 6.5%
  FEDERAL HOME LOAN BANKS NOTES -- 6.5%
    Federal Home Loan Banks Notes, 0.90%, 04/07/10                                                      25,000,000       24,999,752
    Federal Home Loan Banks Notes, 0.82%, 04/23/10                                                      13,000,000       13,000,079
    Federal Home Loan Banks Notes, 0.55%, 06/03/10                                                      50,000,000       50,000,000
    Federal Home Loan Banks Notes, 3.00%, 06/11/10                                                      40,000,000       40,213,224
    Federal Home Loan Banks Notes, 0.50%, 01/05/11                                                      25,000,000       25,000,000
                                                                                                                     --------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $153,213,055)                                                                     153,213,055
                                                                                                                     --------------
ASSET-BACKED COMMERCIAL PAPER -- 4.5%
  CONSUMER PRODUCTS -- 4.5%
    Old Line Funding, 0.18%, 04/12/10*                                                   P-1, A-1+      40,021,000       40,018,799
    Straight-A Funding LLC, 0.18%, 05/10/10*                                             P-1, A-1+      68,000,000       67,986,740
                                                                                                                     --------------
  TOTAL ASSET-BACKED COMMERCIAL PAPER (COST $108,005,539)                                                               108,005,539
                                                                                                                     --------------

                                                                                                          SHARES
                                                                                                          ------
MONEY MARKET MUTUAL FUNDS -- 3.8%
  AIM STIT - Liquid Assets Portfolio                                                                    90,555,000       90,555,000


                                                                 2

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                          SHARES
                                                                                                          ------
    BlackRock Liquidity Funds TempFund Portfolio -
      Institutional Series                                                                                   2,010   $        2,010
                                                                                                                     --------------
  TOTAL MONEY MARKET MUTUAL FUNDS (COST $90,557,010)                                                                     90,557,010
                                                                                                                     --------------
TOTAL INVESTMENTS -- 100.0% (Cost $2,377,040,810)+                                                                   $2,377,040,810
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                                                             1,002,726
                                                                                                                     --------------
NET ASSETS -- 100.0%                                                                                                 $2,378,043,536
                                                                                                                     ==============

(1)  Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
*    Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.
**   Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2010. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for federal income tax purposes.

G.O. - General Obligation
PCRB - Pollution Control Revenue Bonds
VRDB - Variable Rate Demand Bonds


                                                                  3

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010:

                                                                                                     LEVEL 2 -         LEVEL 3 -
                                                                 TOTAL VALUE AT                     SIGNIFICANT       SIGNIFICANT
                                                                   MARCH 31,        LEVEL 1 -        OBSERVABLE       UNOBSERVABLE
                                                                      2010        QUOTED PRICES        INPUTS            INPUTS
                                                                --------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Corporate Debt                                                  $   992,977,180  $            --  $   992,977,180  $              --
Municipal Securities                                              1,140,293,565               --    1,140,293,565                 --
U.S Agency Obligations                                              153,213,055               --      153,213,055                 --
Money Market Mutual Funds                                            90,557,010       90,557,010               --                 --
                                                                --------------------------------------------------------------------
Total                                                           $ 2,377,040,810  $    90,557,010  $ 2,286,483,800  $              --
                                                                --------------------------------------------------------------------

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)
 (Showing Percentage of Net Assets)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    PRINCIPAL
                                                                                                     AMOUNT               VALUE
                                                                                                     ------               -----
U.S. AGENCY OBLIGATIONS -- 67.2%
  FEDERAL HOME LOAN BANKS DISCOUNT NOTES(1) -- 18.2%
    Federal Home Loan Banks Discount Notes, 0.13%, 04/14/10                                    $       50,000,000   $     49,997,743
    Federal Home Loan Banks Discount Notes, 0.15%, 04/28/10                                            50,000,000         49,994,375
    Federal Home Loan Banks Discount Notes, 0.15%, 05/12/10                                            50,000,000         49,991,458
    Federal Home Loan Banks Discount Notes, 0.15%, 05/26/10                                            50,000,000         49,988,542
    Federal Home Loan Banks Discount Notes, 0.19%, 06/16/10                                            16,500,000         16,493,556
    Federal Home Loan Banks Discount Notes, 0.17%, 06/30/10                                            50,000,000         49,978,750
    Federal Home Loan Banks Discount Notes, 0.20%, 07/07/10                                            50,000,000         49,973,055
                                                                                                                    ----------------

                                                                                                                         316,417,479
                                                                                                                    ----------------
  FEDERAL HOME LOAN BANKS NOTES -- 8.9%
    Federal Home Loan Banks Notes, 0.90%, 04/07/10                                                     25,000,000         24,999,753
    Federal Home Loan Banks Notes, 0.82%, 04/23/10                                                     12,600,000         12,600,076
    Federal Home Loan Banks Notes, 0.48%, 05/11/10                                                     25,080,000         25,085,301
    Federal Home Loan Banks Notes, 3.00%, 06/11/10                                                     17,105,000         17,197,395
    Federal Home Loan Banks Notes, 0.18%, 06/23/10                                                     50,000,000         49,979,250
    Federal Home Loan Banks Notes, 0.50%, 01/05/11                                                     25,000,000         25,000,000
                                                                                                                    ----------------

                                                                                                                         154,861,775
                                                                                                                    ----------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES(1) -- 15.6%
    Federal Home Loan Mortgage Corporation Discount Notes, 0.28%, 04/15/10                             27,150,000         27,147,044
    Federal Home Loan Mortgage Corporation Discount Notes, 0.21%, 04/19/10                             50,000,000         49,994,750
    Federal Home Loan Mortgage Corporation Discount Notes, 0.18%, 04/21/10                             25,000,000         24,997,500
    Federal Home Loan Mortgage Corporation Discount Notes, 0.15%, 05/04/10                              5,700,000          5,699,216
    Federal Home Loan Mortgage Corporation Discount Notes, 0.15%, 05/10/10                              7,063,000          7,061,852
    Federal Home Loan Mortgage Corporation Discount Notes, 0.15%, 05/17/10                             50,000,000         49,990,417
    Federal Home Loan Mortgage Corporation Discount Notes, 0.19%, 06/07/10                             25,000,000         24,991,160
    Federal Home Loan Mortgage Corporation Discount Notes, 0.16%, 06/08/10                             30,000,000         29,990,933
    Federal Home Loan Mortgage Corporation Discount Notes, 0.20%, 08/26/10                             25,000,000         24,979,583
    Federal Home Loan Mortgage Corporation Discount Notes, 0.21%, 09/01/10                             25,000,000         24,977,688
                                                                                                                    ----------------

                                                                                                                         269,830,143
                                                                                                                    ----------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES(1) -- 17.8%
    Federal National Mortgage Association Discount Notes, 0.28%, 04/06/10                              25,650,000         25,649,003
    Federal National Mortgage Association Discount Notes, 0.17%, 04/09/10                              16,000,000         15,999,396
    Federal National Mortgage Association Discount Notes, 0.16%, 05/19/10                              67,316,000         67,302,088
    Federal National Mortgage Association Discount Notes, 0.18%, 05/25/10                              25,000,000         24,993,250
    Federal National Mortgage Association Discount Notes, 0.19%, 06/14/10                              50,000,000         49,980,986
    Federal National Mortgage Association Discount Notes, 0.21%, 06/23/10                              25,000,000         24,987,896
    Federal National Mortgage Association Discount Notes, 0.20%, 07/15/10                              50,000,000         49,970,833
    Federal National Mortgage Association Discount Notes, 0.25%, 08/16/10                              25,000,000         24,976,215
    Federal National Mortgage Association Discount Notes, 0.30%, 11/15/10                              25,000,000         24,952,500
                                                                                                                    ----------------

                                                                                                                         308,812,167
                                                                                                                    ----------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 6.7%
    Federal National Mortgage Association Notes, 2.50%, 04/09/10                                        9,125,000          9,129,407
    Federal National Mortgage Association Notes, 4.63%, 06/01/10                                       25,000,000         25,182,929
    Federal National Mortgage Association Notes, 0.22%, 08/16/10                                       34,615,000         34,586,020
    Federal National Mortgage Association Notes, 0.24%, 08/16/10                                       22,000,000         21,979,907


                                                                  1

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    PRINCIPAL
                                                                                                     AMOUNT               VALUE
                                                                                                     ------               -----

    Federal National Mortgage Association Notes, 4.38%, 09/13/10                               $       25,000,000   $     25,466,739
                                                                                                                    ----------------
                                                                                                                         116,345,002
                                                                                                                    ----------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $1,166,266,566)                                                                  1,166,266,566
                                                                                                                    ----------------
REPURCHASE AGREEMENTS -- 32.8%
    With Bank of America: at 0.02%, dated 03/31/10, to be repurchased on 04/01/10, repurchase price $418,190,232 (collateralized by various Federal National Mortgage
      Association Notes, ranging in par value $22,493,598-$48,000,000, coupon rate ranging from 4.50%-6.00%, 12/01/23-02/01/40, and Federal Home Loan Mortgage Corporation Notes
      ranging in par value $1,304,552-$50,034,940, coupon rates 4.50%-6.00%,
      01/01/25-11/01/38 with a total market value $430,735,700)                                       418,190,000        418,190,000
    With Credit Suisse First Boston: at 0.01%, dated 03/31/10, to be repurchased on
      04/01/10, repurchase price $150,000,042 (collateralized by various Federal National
      Mortgage Association Notes, ranging in par value $100,000-$9,300,000, coupon rates
      1.75%-6.00%, 12/28/12-04/18/36, and Federal Home Loan Mortgage Corporation Notes
      ranging in par value $127,450,000-$262,590,000, coupon rates 0.00%-0.00%,
      06/07/28-11/18/39 with a total market value $153,000,695)                                       150,000,000        150,000,000
                                                                                                                    ----------------
  TOTAL REPURCHASE AGREEMENTS (COST $568,190,000)                                                                        568,190,000
                                                                                                                    ----------------
                                                                                                   SHARES
                                                                                                   ------
MONEY MARKET MUTUAL FUNDS -- 0.0%
    BlackRock Liquidity Funds FedFund Portfolio - Institutional Series                                      3,169              3,169
                                                                                                                    ----------------
  TOTAL MONEY MARKET MUTUAL FUNDS (COST $3,169)                                                                                3,169
                                                                                                                    ----------------
TOTAL INVESTMENTS -- 100.0% (Cost $1,734,459,735)+                                                                  $  1,734,459,735
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                                                                648,361
                                                                                                                    ----------------
NET ASSETS -- 100.0%                                                                                                $  1,735,108,096
                                                                                                                    ================

(1)  The interest rate shown is the effective yield as of the date of purchase.
+    Cost for federal income tax purposes.


                                                                  2

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010:

                                                                                                     LEVEL 2 -         LEVEL 3 -
                                                                 TOTAL VALUE AT                     SIGNIFICANT       SIGNIFICANT
                                                                   MARCH 31,        LEVEL 1 -        OBSERVABLE       UNOBSERVABLE
                                                                      2010        QUOTED PRICES        INPUTS            INPUTS
                                                                --------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
U.S. Agency Obligations                                         $ 1,166,266,566  $            --  $ 1,166,266,566  $              --
Repurchase Agreements                                               568,190,000               --      568,190,000                 --
Money Market Mutual Funds                                                 3,169            3,169               --                 --
                                                                --------------------------------------------------------------------
Total                                                           $ 1,734,459,735  $         3,169  $ 1,734,456,566  $              --
                                                                --------------------------------------------------------------------

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)
 (Showing Percentage of Net Assets)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                        RATINGS(1)        AMOUNT          VALUE
                                                                                        ----------        ------          -----
MUNICIPAL BONDS -- 98.8%
  ARIZONA -- 2.9%
    Salt River Proj. AZ, Agric. Impt. & Pwr. Dist TECP, 0.33%, 04/09/10                  P-1, A-1+     $ 8,400,000   $    8,400,000
                                                                                                                     --------------
  DELAWARE -- 3.5%
    Delaware Econ. Dev. Auth. VRDB (St. Andrews School Proj.), Ser.
      2003, 0.32%, 04/01/10*                                                            VMIG-1, A-1     10,100,000       10,100,000
                                                                                                                     --------------
  FLORIDA -- 3.6%
    City of Jacksonville, FL (Florida Pwr. & Lt.) TECP, 0.24%, 04/05/10                  P-1, A-2        5,600,000        5,600,000
    Orange County, FL  Ind. Dev. Auth. Rev. Bonds VRDB, LOC Bank of
      America, 0.32%, 04/01/10*                                                           NR, NR           430,000          430,000
    Orange County, FL Housing Fin. Auth. Multi-Family Housing VRDB Ref.
      Rev. Bonds (Post Fountains at Lee Vista Proj)., FNMA Gtd., Ser.
      1997E, 0.29%, 04/07/10*                                                            NR, A-1+        4,235,000        4,235,000
                                                                                                                     --------------
                                                                                                                         10,265,000
                                                                                                                     --------------
  GEORGIA -- 4.0%
    Metro. Atlanta Rapid Transit Auth. TECP LOC Dexia, 0.23%, 04/06/10                   P-1, A-1+      11,500,000       11,500,000
                                                                                                                     --------------
  ILLINOIS -- 8.6%
    Illinois Dev. Fin. Auth. Rev. VRDB (Goodman Theatre Proj.), LOC
      Banc One N.A./Northern Trust, Ser. 1999, 0.30%, 04/07/10*                          NR, A-1+       13,400,000       13,400,000
    Illinois Dev. Fin. Auth. Rev. VRDB (Radiological Society Proj.),
      LOC JPMorgan Chase, Ser.1997, 0.33%, 04/07/10*                                     NR, A-1+        1,370,000        1,370,000
    Illinois Educ. Fac. Auth. Rev. TECP, 0.28%, 04/05/10                                 NR, A-1+        3,820,000        3,820,000
    Illinois Educ. Fac. Auth. Rev. VRDB (ACI / Cultural Pooled
      Financing Proj.), LOC Bank of America, Ser. 1998, 0.28%,
      04/07/10*                                                                           NR, A-1        6,325,000        6,325,000
                                                                                                                     --------------
                                                                                                                         24,915,000
                                                                                                                     --------------
  INDIANA -- 0.5%
    Marion, IN Econ. VRDB (Wesleyan Univ.), LOC Bank of America, Ser.
      2006, 0.32%, 04/01/10*                                                            VMIG-1, NR       1,450,000        1,450,000
                                                                                                                     --------------
  KANSAS -- 1.7%
    Wamego, KS PCRB VRDB (Utilicorp United, Inc. Proj.), LOC Bank of
      America, Ser. 1996, 0.30%, 04/07/10*                                               P-1, A-1        5,000,000        5,000,000
                                                                                                                     --------------
  MARYLAND -- 3.5%
    Maryland Health & Higher Educ. Fac. (John Hopkins Univ. Proj.)
      TECP, 0.30%, 06/15/10                                                              P-1, A-1+      10,000,000       10,000,000
                                                                                                                     --------------
  MICHIGAN -- 4.0%
    Michigan St., G.O. Notes Ser. A, 2.00%, 09/30/10                                   VMIG-I, SP-1+     8,000,000        8,058,389
    Univ. of Michigan VRDB (Hospital Rev. Bonds), Ser. 2007A, 0.29%,
      04/01/10*                                                                        VMIG-1, A-1+      3,500,000        3,500,000
                                                                                                                     --------------
                                                                                                                         11,558,389
                                                                                                                     --------------
  MINNESOTA -- 7.4%
    Rochester, MN Health Fac. Auth. Ser. 2001-D TECP, 0.30%, 06/10/10                    NR, A-1+        9,500,000        9,500,000
    Univ. of Minnesota Board of Regents Ser. A TECP, 0.28%, 07/09/10                     P-1, A-1+       5,000,000        5,000,000


                                                                  1

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
  INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                        RATINGS(1)        AMOUNT          VALUE
                                                                                        ----------        ------          -----
    Univ. of Minnesota Ser. 07-C TECP, 0.25%, 06/10/10                                   P-1, A-1+     $ 6,750,000   $    6,750,000
                                                                                                                     --------------
                                                                                                                         21,250,000
                                                                                                                     --------------
  MISSISSIPPI -- 3.5%
    Jackson County, MS Port Fac. VRDB (Chevron U.S.A., Inc. Proj.),
      Ser.1993, 0.28%, 04/01/10*                                                         P-1, A-1+       4,160,000        4,160,000
    Mississippi Business Finance Corp. Gulf Opp. Zone VRDB (Chevron
      USA, Inc.) Ser. E, 0.30%, 04/01/10*                                              VMIG-1, A-1+      6,000,000        6,000,000
                                                                                                                     --------------
                                                                                                                         10,160,000
                                                                                                                     --------------
  NEVADA -- 3.8%
    Las Vegas Valley, NV Water District G.O. Ser. A TECP, 0.22%,
      04/01/10                                                                           P-1, A-1+      11,000,000       11,000,000
                                                                                                                     --------------
  NEW YORK -- 3.4%
    New York City Municipal Water Finance Auth. VRDB, 0.32%, 04/01/10*                 VMIG-1, A-1+      9,765,000        9,765,000
                                                                                                                     --------------
  OHIO -- 4.5%
    Ohio Higher Educ. Fac. Auth. Ser. 2008 B-6 TECP (Cleveland Health
      Clinic), 0.25%, 06/08/10                                                         VMIG-1, A-1+     13,000,000       13,000,000
                                                                                                                     --------------
  OREGON -- 3.3%
    State of Oregon Tax Antic. Notes TECP, 2.50%, 06/30/10                             VMIG-1, SP-1+     9,500,000        9,547,267
                                                                                                                     --------------
  PENNSYLVANIA -- 4.1%
    Beaver County, PA Ind. Dev. Auth. PCRB VRDB (Atlantic Richfield Co.
      Proj.), Ser. 1995, 0.30%, 04/07/10*                                              VMIG-1, A-1+      4,200,000        4,200,000
    Philadelphia, PA Hospitals & Higher Educ. Fac. Auth., 0.28%,
      04/01/10                                                                         VMIG-1, A-1+      7,500,000        7,500,000
                                                                                                                     --------------
                                                                                                                         11,700,000
                                                                                                                     --------------
  TENNESSEE -- 11.2%
    Clarksville, TN Pub. Bldg. Auth. Rev. VRDB (Tennessee Municipal
      Bond Fund Proj.), LOC Bank of America, Ser. 1984, 0.37%,
      04/07/10*                                                                           NR, A-1        1,045,000        1,045,000
    Clarksville, TN Pub. Bldg. Auth. Rev. VRDB (Tennessee Municipal
      Bond Fund Proj.), LOC Bank of America, Ser. 1995, 0.32%,
      04/07/10*                                                                           NR, A-1          400,000          400,000
    Metro Govt. Nashville & Davidson Cnty., TN Ind. Dev. (Vanderbilt
      Univ.) TECP, 0.25%, 06/01/10                                                       P-1, A-1+       6,500,000        6,500,000
    Metro Govt. Nashville & Davidson Cnty., TN Ind. Dev. G.O. TECP,
      0.25%, 04/06/10                                                                    P-1, A-1+      10,000,000       10,000,000
    Metro Govt. Nashville & Davidson Cnty., TN Ind. Dev. G.O. TECP,
      0.30%, 07/08/10                                                                    P-1, A-1+       5,000,000        5,000,000
    Tenn. St. G.O. Ser. A TECP, 0.30%, 06/08/10                                          P-1, A-1+       9,450,000        9,450,000
                                                                                                                     --------------
                                                                                                                         32,395,000
                                                                                                                     --------------
  TEXAS -- 17.0%
    Bexar City, TX G.O. TECP, 0.30%, 05/06/10                                            P-1, A-1+       3,900,000        3,900,000
    City of Houston, TX G.O. Ser. H-2 TECP, 0.25%, 05/17/10                              P-1, A-1+       5,000,000        5,000,000
    Harris County, TX G.O. TECP, 0.30%, 04/09/10                                         P-1, A-1+      11,248,000       11,248,000
    Harris County, TX G.O. TECP, 0.28%, 06/11/10                                         P-1, A-1+       2,000,000        2,000,000
    Houston, TX Higher Educ. Fin. Corp. TECP, 0.36%, 04/01/10                          VMIG-1, A-1+      8,725,000        8,725,000
    Texas St. Pub. Fin. Auth. Ser. A TECP, 0.35%, 04/07/10                               P-1, A-1+       7,700,000        7,700,000
    Texas St. Pub. Fin. Auth. Ser. A TECP, 0.30%, 04/09/10                               P-1, A-1+       4,300,000        4,300,000
    Texas Tech Univ. Rev. Ser. A TECP, 0.27%, 04/05/10                                   P-1, A-1+       3,532,000        3,532,000


                                                                 2

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
  INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                        RATINGS(1)        AMOUNT          VALUE
                                                                                        ----------        ------          -----
    Texas Tech Univ. Rev. Ser. A TECP, 0.30%, 04/08/10                                   P-1, A-1+     $ 2,500,000   $    2,500,000
                                                                                                                     --------------
                                                                                                                         48,905,000
                                                                                                                     --------------
  WASHINGTON -- 1.3%
    Washington Health Care Fac. Auth. Lease Rev. VRDB (National
      Healthcare Research & Educ. Proj.), LOC BNP Paribas, 0.27%,
      04/07/10*                                                                         VMIG-1, NR       3,700,000        3,700,000
                                                                                                                     --------------
  WISCONSIN -- 7.0%
    State of Wisconsin G.O. Ser. 2005A TECP, 0.25%, 05/12/10                             P-1, A-1+       9,101,000        9,101,000
    Wisconsin Trans. Rev. Ser. 06-A TECP, 0.25%, 05/24/10                                P-1, A-1+      11,055,000       11,055,000
                                                                                                                     --------------
                                                                                                                         20,156,000
                                                                                                                     --------------
  TOTAL MUNICIPAL BONDS (COST $284,766,656)                                                                             284,766,656
                                                                                                                     --------------

                                                                                                          SHARES
                                                                                                          ------
MONEY MARKET MUTUAL FUNDS -- 1.1%
    BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series                                  1,557,505        1,557,505
    BlackRock Liquidity Funds MuniFund Portfolio - Institutional Series                                  1,557,505        1,557,505
                                                                                                                     --------------
  TOTAL MONEY MARKET MUTUAL FUNDS (COST $3,115,010)                                                                       3,115,010
                                                                                                                     --------------
TOTAL INVESTMENTS -- 99.9% (Cost $287,881,666)+                                                                      $  287,881,666
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                                               209,098
                                                                                                                     --------------
NET ASSETS -- 100.0%                                                                                                 $  288,090,764
                                                                                                                     ==============

(1)  Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
*    Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2010. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for Federal income tax purposes.

G.O. - General Obligation
LOC  - Letter of Credit
MBIA - Credit rating enhanced by guaranty or insurance from MBIA Inc.
PCRB - Pollution Control Revenue Bonds
TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
VRDB - Variable Rate Demand Bonds


                                                                 3

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010:

                                                                                                     LEVEL 2 -         LEVEL 3 -
                                                                 TOTAL VALUE AT                     SIGNIFICANT       SIGNIFICANT
                                                                   MARCH 31,        LEVEL 1 -        OBSERVABLE       UNOBSERVABLE
                                                                      2010        QUOTED PRICES        INPUTS            INPUTS
                                                                --------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Municipal Securities                                            $   284,766,656  $            --  $   284,766,656  $              --
Money Market Mutual Funds                                             3,115,010        3,115,010               --                 --
                                                                --------------------------------------------------------------------
Total                                                           $   287,881,666  $     3,115,010  $   284,766,656  $              --
                                                                --------------------------------------------------------------------

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)
 (Showing Percentage of Net Assets)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                         RATINGS+         AMOUNT          VALUE
                                                                                        ---------         ------          -----
CORPORATE BONDS -- 59.1%
  CONSUMER DISCRETIONARY -- 6.7%
    Anheuser-Busch InBev Worldwide, Inc. 144A, 2.50%,
      03/26/13@                                                                         Baa2, BBB+     $ 1,200,000   $    1,202,315
    Anheuser-Busch InBev Worldwide, Inc. 144A, 7.75%,
      01/15/19@                                                                         Baa2, BBB+       2,000,000        2,378,764
    Comcast Cable Communications Holdings, Inc., 8.38%,
      03/15/13                                                                          Baa1, BBB+       1,765,000        2,045,889
    Comcast Corp., 5.70%, 07/01/19                                                      Baa1, BBB+       1,100,000        1,148,613
    Royal Caribbean Cruises Ltd., 7.00%, 06/15/13                                        Ba1, BB-        1,200,000        1,215,000
    Time Warner Entertainment Co., LP, 8.88%, 10/01/12                                   Baa2, BBB       1,185,000        1,363,696
    Time Warner Entertainment Co., LP, 8.38%, 03/15/23                                   Baa2, BBB         175,000          213,577
    Time Warner, Inc., 5.50%, 11/15/11                                                    NR, BBB        1,250,000        1,326,585
                                                                                                                     --------------
                                                                                                                         10,894,439
                                                                                                                     --------------
  CONSUMER STAPLES -- 0.5%
    Kraft Foods, Inc., 6.13%, 02/01/18                                                  Baa2, BBB-         800,000          875,512
                                                                                                                     --------------
                                                                                                                            875,512
                                                                                                                     --------------
  ENERGY -- 8.5%
    Anadarko Petroleum Corp., 8.70%, 03/15/19                                           Baa3, BBB-       1,250,000        1,546,475
    Chesapeake Energy Corp., 9.50%, 02/15/15                                              Ba3, BB          625,000          679,687
    ConocoPhillips, 9.38%, 02/15/11                                                        A1, A           750,000          802,831
    Consol Energy, Inc. 144A, 8.00%, 04/01/17@                                            B1, BB           625,000          642,188
    Duke Energy Corp., 6.30%, 02/01/14                                                  Baa2, BBB+         500,000          556,997
    Kinder Morgan Energy Partners LP, 7.13%, 03/15/12                                    Baa2, BBB       2,250,000        2,463,507
    Sunoco, Inc., 9.63%, 04/15/15                                                       Baa3, BBB-       1,200,000        1,443,590
    Transocean, Inc., 5.25%, 03/15/13                                                   Baa2, BBB+         750,000          809,705
    Valero Energy Corp., 4.75%, 04/01/14                                                 Baa2, BBB       1,845,000        1,883,243
    Weatherford International Ltd., 5.15%, 03/15/13                                      Baa1, BBB         450,000          478,160
    XTO Energy, Inc., 5.90%, 08/01/12                                                    Baa2, BBB       2,250,000        2,470,887
                                                                                                                     --------------
                                                                                                                         13,777,270
                                                                                                                     --------------
  FINANCIALS -- 18.1%
    American Express Centurion Bank, 5.95%, 06/12/17                                     A2, BBB+          770,000          819,058
    American Express Co., 4.88%, 07/15/13                                                A3, BBB+        1,500,000        1,582,139
    American Honda Finance Corp. 144A, 4.63%, 04/02/13@                                   A1, A+         1,500,000        1,588,008
    Bank of America Corp., 5.25%, 12/01/15                                                 A2, A         1,000,000        1,015,142
    Bank of New York Mellon Corp.(The), 4.95%, 11/01/12                                  Aa2, AA-          900,000          975,776
    Bank One Corp., 8.00%, 04/29/27                                                       Aa3, A+          265,000          309,228
    Blackrock, Inc., 5.00%, 12/10/19                                                      A1, A+         1,400,000        1,401,436
    BP Capital Markets PLC, 5.25%, 11/07/13                                               Aa1, AA          300,000          330,128
    Caterpillar Financial Services Corp., 5.75%, 02/15/12                                  A2, A         1,750,000        1,889,695
    Devon Financing Corp., 6.88%, 09/30/11                                              Baa1, BBB+       1,465,000        1,580,753
    Ford Motor Credit Co., LLC, 7.25%, 10/25/11                                           B1, B-         1,350,000        1,395,753
    General Electric Capital Corp., 2.80%, 01/08/13                                      Aa2, AA+        1,500,000        1,518,116
    General Electric Capital Corp., 3.75%, 11/14/14(1)                                   Aa2, AA+        1,000,000        1,013,082
    Goldman Sachs Group, Inc. (The), 7.50%, 02/15/19                                       A1, A         1,500,000        1,714,198
    John Deere Capital Corp., 4.90%, 09/09/13                                              A2, A           900,000          972,584
    JPMorgan Chase & Co., 4.65%, 06/01/14                                                 Aa3, A+        1,250,000        1,320,824
    MetLife, Inc., 5.00%, 06/15/15                                                        A2, A-           730,000          765,452
    Morgan Stanley, 4.75%, 04/01/14                                                       A1, A-         1,750,000        1,786,885
    Prudential Financial, Inc., 3.88%, 01/14/15                                           Baa2, A        1,200,000        1,197,745
    Simon Property Group LP, 5.75%, 12/01/15                                              A3, A-         1,000,000        1,057,897
    SLM Corp., 4.50%, 07/26/10                                                          Baa1, BBB-         900,000          904,143
    Textron Financial Corp., 5.13%, 02/03/11                                             Baa3, BB+       1,550,000        1,578,842
    Wachovia Corp., 7.57%, 08/01/26++                                                     A1, NR           175,000          190,313
    Wells Fargo & Co., 5.13%, 09/01/12                                                    A1, AA-          348,000          369,553
    Wells Fargo Financial, Inc., 5.50%, 08/01/12                                          A1, AA-          615,000          660,441


                                                                 1

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                         RATINGS+         AMOUNT          VALUE
                                                                                        ---------         ------          -----
    Westpac Banking Corp., 4.88%, 11/19/19                                                Aa1, AA      $ 1,500,000   $    1,489,919
                                                                                                                     --------------
                                                                                                                         29,427,110
                                                                                                                     --------------
  HEALTH CARE -- 2.2%
    Roche Holdings, Inc. 144A, 4.50%, 03/01/12@                                           A2, AA-        2,000,000        2,114,304
    Schering-Plough Corp., 5.30%, 12/01/13                                               Baa1, AA-         875,000          971,988
    United Health Group, Inc., 6.00%, 06/15/17                                            NR, A-           500,000          535,884
                                                                                                                     --------------
                                                                                                                          3,622,176
                                                                                                                     --------------
  INDUSTRIALS -- 6.8%
    Allied Waste North America, Inc., 6.38%, 04/15/11(1)                                 Baa3, BBB         500,000          521,747
    Allied Waste North America, Inc., 6.88%, 06/01/17                                     B1, BBB          600,000          654,000
    CSX Corp., 7.90%, 05/01/17                                                          Baa3, BBB-         685,000          805,895
    GATX Corp., 8.75%, 05/15/14                                                         Baa1, BBB+       1,250,000        1,433,773
    General Electric Co., 5.00%, 02/01/13                                                Aa2, AA+          875,000          943,226
    Ingersoll-Rand Co., 6.00%, 08/15/13                                                 Baa1, BBB+       1,000,000        1,098,799
    Ingersoll-Rand Co., 6.02%, 02/15/28                                                 Baa1, BBB+       2,015,000        2,154,234
    Textron, Inc., 6.20%, 03/15/15                                                      Baa3, BBB-       1,500,000        1,588,748
    The Boeing Co., 5.00%, 03/15/14                                                        A2, A           500,000          541,273
    Tyco Electronics Group SA, 6.00%, 10/01/12                                           WR, BBB-        1,150,000        1,238,238
                                                                                                                     --------------
                                                                                                                         10,979,933
                                                                                                                     --------------
  INFORMATION TECHNOLOGY -- 1.8%
    Cisco Systems, Inc., 5.50%, 02/22/16                                                  A1, A+           800,000          891,452
    Electronic Data Systems LLC, 6.00%, 08/01/13                                           A2, A         1,750,000        1,957,576
                                                                                                                     --------------
                                                                                                                          2,849,028
                                                                                                                     --------------
  MATERIALS -- 4.7%
    Alcoa, Inc., 6.00%, 07/15/13(1)                                                     Baa3, BBB-       1,251,000        1,334,404
    Alcoa, Inc., 5.72%, 02/23/19                                                        Baa3, BBB-       1,100,000        1,069,378
    Dow Chemical Co. (The), 4.85%, 08/15/12                                             Baa3, BBB-       2,000,000        2,115,036
    Vulcan Materials Co., 1.51%, 12/15/10++                                              Baa2, BBB       2,500,000        2,497,783
    Weyerhaeuser Co., 6.75%, 03/15/12                                                    Ba1, BBB-         625,000          666,550
                                                                                                                     --------------
                                                                                                                          7,683,151
                                                                                                                     --------------
  TELECOMMUNICATION SERVICES -- 2.6%
    AT&T, Inc., 5.10%, 09/15/14                                                            A2, A           875,000          946,700
    Verizon New Jersey, Inc., 5.88%, 01/17/12                                             Baa1, A        2,400,000        2,556,394
    Verizon Wireless Capital LLC, 5.25%, 02/01/12                                          A2, A           750,000          799,242
                                                                                                                     --------------
                                                                                                                          4,302,336
                                                                                                                     --------------
  UTILITIES -- 7.2%
    CMS Energy Corp., 6.55%, 07/17/17                                                    Ba1, BB+          625,000          644,853
    Detroit Edison Co. (The), 5.60%, 06/15/18                                             A2, A-           950,000        1,005,321
    Exelon Generation Co. LLC, 6.20%, 10/01/17                                            A3, BBB        1,250,000        1,360,350
    Florida Power & Light Co., 5.55%, 11/01/17                                            Aa3, A           500,000          537,894
    Illinois Power Co., 9.75%, 11/15/18                                                  Baa1, BBB       1,800,000        2,306,959
    Nevada Power Co., 8.25%, 06/01/11                                                    Baa3, BBB       2,300,000        2,467,753
    Oklahoma Gas & Electric Co., 6.65%, 07/15/27                                         A2, BBB+          440,000          452,877
    PECO Energy Corp., 4.75%, 10/01/12                                                    A2, A-         2,000,000        2,131,534


                                                                 2

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                         RATINGS+         AMOUNT          VALUE
                                                                                        ---------         ------          -----
    Southern California Edison Corp., 5.00%, 01/15/16                                      A2, A       $   654,000   $      708,058
                                                                                                                     --------------
                                                                                                                         11,615,599
                                                                                                                     --------------
  TOTAL CORPORATE BONDS (COST $91,631,717)                                                                               96,026,554
                                                                                                                     --------------
MUNICIPAL BONDS -- 0.5%
  CALIFORNIA -- 0.5%
    California State G.O. Unltd. Bonds, 7.50%, 04/01/34                                   NR, A-           750,000          773,887
                                                                                                                     --------------
                                                                                                                            773,887
                                                                                                                     --------------

                                                                                                        PRINCIPAL
                                                                                                          AMOUNT          VALUE
                                                                                                          ------          -----
MORTGAGE-BACKED SECURITIES -- 4.3%
    Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 02/15/34                                   7,633            7,773
    Federal Home Loan Mortgage Corporation Notes, 3159 PB, 6.00%, 01/15/29                               1,100,000        1,122,854
    Federal Home Loan Mortgage Corporation Notes, Pool  B19228, 4.50%, 04/01/20                            282,824          296,482
    Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%, 01/01/13                              19,984           21,100
    Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%, 11/01/33                             376,357          391,206
    Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%, 09/01/36                             250,633          269,591
    Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35                             161,336          176,262
    Federal Home Loan Mortgage Corporation Notes, Pool G08193, 6.00%, 04/01/37                             503,685          541,312
    Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%, 08/01/10                             800,186          806,431
    Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35                               308,041          324,445
    Federal National Mortgage Association Notes, 2005-97 LB, 5.00%, 11/25/35                               735,001          772,908
    Federal National Mortgage Association Notes, Pool 254833, 4.50%, 08/01/18                              127,936          134,694
    Federal National Mortgage Association Notes, Pool 256639, 5.00%, 02/01/27                              530,959          552,316
    Federal National Mortgage Association Notes, Pool 256752, 6.00%, 06/01/27                              289,581          309,050
    Federal National Mortgage Association Notes, Pool 257007, 6.00%, 12/01/27                              588,792          628,375
    Federal National Mortgage Association Notes, Pool 612514, 3.97%, 05/01/33                              140,263          144,657
    Federal National Mortgage Association Notes, Pool 629603, 5.50%, 02/01/17                              119,297          128,483
    Federal National Mortgage Association Notes, Pool 688996, 8.00%, 11/01/24                               46,760           53,911
    Federal National Mortgage Association Notes, Pool 745412, 5.50%, 12/01/35                              270,186          285,050
                                                                                                                     --------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $6,625,919)                                                                      6,966,900
                                                                                                                     --------------
U.S. AGENCY OBLIGATIONS -- 15.0%
  FEDERAL HOME LOAN BANKS NOTES -- 2.5%
    Federal Home Loan Banks Notes, 4.50%, 09/16/13                                                       1,200,000        1,297,621
    Federal Home Loan Banks Notes, 5.50%, 08/13/14                                                       2,000,000        2,250,668
    Federal Home Loan Banks Notes, 4.88%, 05/17/17                                                         500,000          540,555
                                                                                                                     --------------
                                                                                                                          4,088,844
                                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 5.3%
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15                                        1,315,000        1,409,451
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16                                        6,500,000        7,189,312
                                                                                                                     --------------
                                                                                                                          8,598,763
                                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 7.2%
    Federal National Mortgage Association Notes, 5.00%, 10/15/11                                         1,250,000        1,328,198
    Federal National Mortgage Association Notes, 1.00%, 11/23/11                                         2,500,000        2,502,117
    Federal National Mortgage Association Notes, 1.80%, 03/15/13                                         2,000,000        1,990,920
    Federal National Mortgage Association Notes, 4.13%, 04/15/14                                         3,985,000        4,265,317
    Federal National Mortgage Association Notes, 5.00%, 05/11/17                                         1,500,000        1,630,061
                                                                                                                     --------------
                                                                                                                         11,716,613
                                                                                                                     --------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $22,832,443)                                                                       24,404,220
                                                                                                                     --------------
U.S. TREASURY NOTES -- 18.0%
    U.S. Treasury Notes, 1.50%, 07/15/12                                                                 1,500,000        1,511,718


                                                                 3

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                          AMOUNT          VALUE
                                                                                                          ------          -----
    U.S. Treasury Notes, 4.25%, 11/15/14                                                               $ 1,300,000   $    1,408,774
    U.S. Treasury Notes, 4.13%, 05/15/15                                                                 2,420,000        2,602,635
    U.S. Treasury Notes, 4.25%, 08/15/15                                                                 2,000,000        2,159,376
    U.S. Treasury Notes, 4.50%, 02/15/16                                                                 2,000,000        2,178,594
    U.S. Treasury Notes, 2.63%, 04/30/16                                                                 6,000,000        5,873,904
    U.S. Treasury Notes, 4.75%, 08/15/17                                                                 9,000,000        9,844,452
    U.S. Treasury Notes, 4.25%, 11/15/17                                                                 3,000,000        3,173,436
    U.S. Treasury Notes, 2.75%, 02/15/19                                                                   500,000          464,101
                                                                                                                     --------------
  TOTAL U.S. TREASURY NOTES (COST $29,087,814)                                                                           29,216,990
                                                                                                                     --------------
                                                                                                          SHARES
                                                                                                          ------
SHORT-TERM INVESTMENTS -- 2.6%
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                                  2,100,246        2,100,246
    BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                                  2,100,245        2,100,245
                                                                                                                     --------------
  TOTAL SHORT-TERM INVESTMENTS (COST $4,200,491)                                                                          4,200,491
                                                                                                                     --------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES -- 1.6%
    Institutional Money Market Trust                                                                     2,535,000        2,535,000
                                                                                                                     --------------
  TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (COST
    $2,535,000)                                                                                                           2,535,000
                                                                                                                     --------------
TOTAL INVESTMENTS(2),(3) -- 101.1% (Cost $157,706,679)                                                               $  164,124,042
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1)%                                                                          (1,851,420)
                                                                                                                     --------------
NET ASSETS -- 100.0%                                                                                                 $  162,272,622
                                                                                                                     ==============

+    Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
++   Denotes a Variable or Floating or Step Rate Note. Variable or Floating or Step Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2010.
@    Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
(1)  Security partially or fully on loan.
(2)  At March 31, 2010, the market value of securities on loan for the Short/Intermediate Bond Fund was $2,477,775
(3)  The cost for Federal income tax purposes is $157,706,679 At March 31, 2010, net unrealized appreciation was $6,417,363. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,785,862 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $368,499.
G.O. - General Obligation
PLC  - Public Limited Company


                                                                 4

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010:

                                                                                                     LEVEL 2 -         LEVEL 3 -
                                                                 TOTAL VALUE AT                     SIGNIFICANT       SIGNIFICANT
                                                                   MARCH 31,        LEVEL 1 -        OBSERVABLE       UNOBSERVABLE
                                                                      2010        QUOTED PRICES        INPUTS            INPUTS
                                                                --------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Corporate Debt                                                  $    96,026,554  $            --  $    96,026,554  $              --
Mortgage-Backed Securities                                            6,966,900               --        6,966,900                 --
U.S. Treasury & Agency Obligations                                   53,621,210               --       53,621,210                 --
Municipal Securities                                                    773,887               --          773,887                 --
Short-Term Investments                                                6,735,491        6,735,491               --                 --
                                                                --------------------------------------------------------------------
Total                                                           $   164,124,042  $     6,735,491  $   157,388,551  $              --
                                                                --------------------------------------------------------------------

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)
 (Showing Percentage of Net Assets)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                         RATINGS          AMOUNT          VALUE
                                                                                         -------          ------          -----
CORPORATE BONDS -- 67.8%
  CONSUMER DISCRETIONARY -- 8.7%
    Anheuser-Busch InBev Worldwide, Inc. 144A, 2.50%,
      03/26/13@                                                                          Baa, BBB+     $   650,000   $      651,254
    Anheuser-Busch InBev Worldwide, Inc. 144A, 7.75%,
      01/15/19@                                                                          NR, BBB+          650,000          773,098
    Anheuser-Busch InBev Worldwide, Inc. 144A, 8.20%,
      01/15/39@                                                                         Baa2, BBB+         500,000          644,807
    Comcast Cable Communications Holdings, Inc., 8.38%,
      03/15/13                                                                          Baa1, BBB+         896,000        1,038,593
    Comcast Corp., 5.70%, 07/01/19                                                      Baa1, BBB+         400,000          417,678
    Royal Caribbean Cruises Ltd., 7.00%, 06/15/13                                        Ba1, BB-          300,000          303,750
    Time Warner Entertainment Co., LP, 8.88%, 10/01/12                                   Baa2, BBB         300,000          345,239
    Time Warner Entertainment Co., LP, 8.38%, 03/15/23                                   Baa2, BBB         900,000        1,098,398
    Time Warner, Inc., 5.50%, 11/15/11                                                   Baa2, BBB         600,000          636,761
                                                                                                                     --------------
                                                                                                                          5,909,578
                                                                                                                     --------------
  CONSUMER STAPLES -- 1.9%
    General Mills, Inc., 5.65%, 02/15/19                                                Baa1, BBB+         500,000          536,308
    Kraft Foods, Inc., 5.25%, 10/01/13                                                  Baa2, BBB-         400,000          432,794
    Kraft Foods, Inc., 6.13%, 02/01/18                                                  Baa2, BBB-         300,000          328,317
                                                                                                                     --------------
                                                                                                                          1,297,419
                                                                                                                     --------------
  ENERGY -- 10.7%
    Anadarko Petroleum Corp., 8.70%, 03/15/19                                           Baa3, BBB-         400,000          494,872
    Chesapeake Energy Corp., 9.50%, 02/15/15                                              Ba3, BB          400,000          435,000
    Consol Energy, Inc. 144A, 8.00%, 04/01/17@                                            B1, BB           625,000          642,188
    Duke Energy Corp., 6.30%, 02/01/14                                                  Baa2, BBB+         258,000          287,410
    Kinder Morgan Energy Partners LP, 7.13%, 03/15/12                                    Baa2, BBB         500,000          547,446
    Marathon Oil Corp., 6.80%, 03/15/32                                                 Baa1, BBB+       1,700,000        1,808,630
    Sunoco, Inc., 9.63%, 04/15/15                                                       Baa3, BBB-         550,000          661,646
    Transocean, Inc., 5.25%, 03/15/13                                                   Baa2, BBB+         250,000          269,902
    Valero Energy Corp., 4.75%, 04/01/14                                                 Baa2, BBB         785,000          801,271
    Weatherford International Ltd., 5.15%, 03/15/13                                      Baa1, BBB         200,000          212,515
    XTO Energy, Inc., 5.90%, 08/01/12                                                    Baa2, BBB       1,000,000        1,098,172
                                                                                                                     --------------
                                                                                                                          7,259,052
                                                                                                                     --------------
  FINANCIALS -- 21.6%
    American Express Centurion Bank, 5.95%, 06/12/17                                     A2, BBB+          400,000          425,485
    American Express Co., 4.88%, 07/15/13                                                A3, BBB+          650,000          685,593
    American Honda Finance Corp. 144A, 4.63%, 04/02/13@                                   A1, A+           750,000          794,004
    Bank of America Corp., 5.25%, 12/01/15                                                 A2, A           500,000          507,571
    Bank of New York Mellon Corp.(The), 4.95%, 11/01/12                                  Aa2, AA-          600,000          650,518
    Bank One Corp., 8.00%, 04/29/27                                                       Aa3, A+          425,000          495,932
    Blackrock, Inc., 5.00%, 12/10/19                                                      A1, A+           750,000          750,769
    Caterpillar Financial Services Corp., 5.75%, 02/15/12                                  A2, A         1,000,000        1,079,826
    Devon Financing Corp., 6.88%, 09/30/11                                              Baa1, BBB+         750,000          809,259
    Ford Motor Credit Co., LLC, 7.25%, 10/25/11                                           B1, B-           400,000          413,556
    General Electric Capital Corp., 2.80%, 01/08/13                                      Aa2, AA+          300,000          303,623
    General Electric Capital Corp., 3.75%, 11/14/14                                      Aa2, AA+          400,000          405,233
    Goldman Sachs Group, Inc. (The), 7.50%, 02/15/19                                       A1, A           750,000          857,099
    John Deere Capital Corp., 4.90%, 09/09/13                                              A2, A           425,000          459,276
    JPMorgan Chase & Co., 4.65%, 06/01/14                                                 Aa3, A+          500,000          528,330
    MetLife, Inc., 5.00%, 06/15/15                                                        A2, A-           400,000          419,426
    Morgan Stanley, 4.75%, 04/01/14                                                       A1, A-         1,000,000        1,021,077
    Prudential Financial, Inc., 3.88%, 01/14/15                                           Baa2, A          500,000          499,061
    Simon Property Group LP, 5.75%, 12/01/15                                              A3, A-           500,000          528,948
    SLM Corp., 4.50%, 07/26/10                                                          Baa1, BBB-         300,000          301,381
    Textron Financial Corp., 5.13%, 02/03/11                                            Baa3, BB+          625,000          636,630


                                                                 1

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                          RATINGS         AMOUNT          VALUE
                                                                                          -------         ------          -----
    Wachovia Corp., 7.57%, 08/01/26++                                                     A1, NR       $   591,000   $      642,715
    Wells Fargo & Co., 5.13%, 09/01/12                                                    A1, AA-          700,000          743,354
    Wells Fargo Financial, Inc., 5.50%, 08/01/12                                         Aa2, AA-          400,000          429,555
    Westpac Banking Corp., 4.88%, 11/19/19                                                Aa1, AA          250,000          248,320
                                                                                                                     --------------
                                                                                                                         14,636,541
                                                                                                                     --------------
  HEALTH CARE -- 1.2%
    Pfizer, Inc., 5.35%, 03/15/15                                                         A1, AA           250,000          275,463
    Roche Holdings, Inc. 144A, 4.50%, 03/01/12@                                           A2, AA-          250,000          264,288
    United Health Group, Inc., 6.00%, 06/15/17                                           Baa1, A-          250,000          267,942
                                                                                                                     --------------
                                                                                                                            807,693
                                                                                                                     --------------
  INDUSTRIALS -- 10.0%
    Allied Waste North America, Inc., 6.38%, 04/15/11                                    Baa3, BBB         500,000          521,747
    Allied Waste North America, Inc., 6.88%, 06/01/17                                     B1, BBB          300,000          327,000
    CSX Corp., 7.90%, 05/01/17                                                          Baa3, BBB-       1,414,000        1,663,555
    GATX Corp., 8.75%, 05/15/14                                                         Baa1, BBB+         500,000          573,509
    General Electric Co., 5.00%, 02/01/13                                                Aa2, AA+          700,000          754,581
    Honeywell International, Inc., 5.00%, 02/15/19                                         A2, A           250,000          260,334
    Ingersoll-Rand Co., 6.00%, 08/15/13                                                 Baa1, BBB+         700,000          769,159
    Ingersoll-Rand Co., 6.02%, 02/15/28                                                  A3, BBB+          900,000          962,189
    Textron, Inc., 6.20%, 03/15/15                                                      Baa3, BBB-         500,000          529,583
    Tyco Electronics Group SA, 6.00%, 10/01/12                                           WR, BBB-          400,000          430,692
                                                                                                                     --------------
                                                                                                                          6,792,349
                                                                                                                     --------------
  INFORMATION TECHNOLOGY -- 1.6%
    Electronic Data Systems LLC, 6.00%, 08/01/13                                           A2, A           300,000          335,585
    Electronic Data Systems LLC, 7.45%, 10/15/29                                           A2, A           600,000          719,525
                                                                                                                     --------------
                                                                                                                          1,055,110
                                                                                                                     --------------
  MATERIALS -- 3.3%
    Alcoa, Inc., 5.72%, 02/23/19                                                        Baa3, BBB-         550,000          534,689
    Dow Chemical Co. (The), 4.85%, 08/15/12                                             Baa3, BBB-         750,000          793,138
    Vulcan Materials Co., 1.51%, 12/15/10++                                              Baa2, BBB         500,000          499,557
    Weyerhaeuser Co., 6.75%, 03/15/12                                                    Ba1, BBB-         400,000          426,592
                                                                                                                     --------------
                                                                                                                          2,253,976
                                                                                                                     --------------
  TELECOMMUNICATION SERVICES -- 2.0%
    AT&T, Inc., 5.10%, 09/15/14                                                            A2, A           750,000          811,457
    Verizon Global Funding Corp., 7.25%, 12/01/10                                          A3, A           540,000          563,442
                                                                                                                     --------------
                                                                                                                          1,374,899
                                                                                                                     --------------
  UTILITIES -- 6.8%
    CMS Energy Corp., 6.55%, 07/17/17                                                    Ba1, BB+          300,000          309,529
    Exelon Generation Co. LLC, 6.20%, 10/01/17                                            A3, BBB          650,000          707,382
    Florida Power Corp., 6.35%, 09/15/37                                                  A2, A-           425,000          458,918
    Illinois Power Co., 9.75%, 11/15/18                                                  Baa1, BBB         600,000          768,987
    Nevada Power Co., 8.25%, 06/01/11                                                    Baa3, BBB       1,000,000        1,072,936
    Oklahoma Gas & Electric Co., 6.65%, 07/15/27                                         A2, BBB+          565,000          581,535
    PECO Energy Corp., 4.75%, 10/01/12                                                    A2, A-           670,000          714,064
                                                                                                                     --------------
                                                                                                                          4,613,351
                                                                                                                     --------------
  TOTAL CORPORATE BONDS (COST $43,534,431)                                                                               45,999,968
                                                                                                                     --------------
MUNICIPAL BONDS -- 1.2%
  CALIFORNIA -- 1.2%
    California State G.O. Unltd. Bonds, 7.50%, 04/01/34                                   A2, A-           800,000          825,480


                                                                 2

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     --------------
  TOTAL MUNICIPAL BONDS (COST $846,182)                                                                                     825,480
                                                                                                                     --------------

                                                                                                        PRINCIPAL
                                                                                                          AMOUNT          VALUE
                                                                                                          ------          -----
MORTGAGE-BACKED SECURITIES -- 5.2%
    Federal Home Loan Mortgage Corporation Notes, 3159 PB, 6.00%, 01/15/29                             $   700,000   $      714,543
    Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%, 01/01/13                              12,074           12,748
    Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%, 11/01/33                             376,357          391,206
    Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%, 09/01/36                             143,219          154,052
    Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35                              99,698          108,921
    Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%, 08/01/10                              69,919           70,465
    Federal Home Loan Mortgage Corporation Notes, Pool M80865, 7 Yr. Balloon, 4.50%,
      11/01/10                                                                                             169,895          172,116
    Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35                               142,173          149,744
    Federal National Mortgage Association Notes, Pool 254833, 4.50%, 08/01/18                               95,952          101,020
    Federal National Mortgage Association Notes, Pool 256515, 6.50%, 12/01/36                              253,227          275,190
    Federal National Mortgage Association Notes, Pool 256639, 5.00%, 02/01/27                              265,480          276,158
    Federal National Mortgage Association Notes, Pool 256752, 6.00%, 06/01/27                              231,665          247,240
    Federal National Mortgage Association Notes, Pool 629603, 5.50%, 02/01/17                               71,578           77,090
    Federal National Mortgage Association Notes, Pool 745412, 5.50%, 12/01/35                              268,041          282,788
    Federal National Mortgage Association Notes, Pool 838891, 6.00%, 07/01/35                              451,181          482,841
                                                                                                                     --------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $3,346,380)                                                                      3,516,122
                                                                                                                     --------------
U.S. AGENCY OBLIGATIONS -- 13.6%
  FEDERAL HOME LOAN BANKS NOTES -- 5.5%
    Federal Home Loan Banks Notes, 5.75%, 05/15/12                                                         800,000          875,289
    Federal Home Loan Banks Notes, 4.50%, 11/15/12                                                       1,000,000        1,074,711
    Federal Home Loan Banks Notes, 4.50%, 09/16/13                                                         300,000          324,405
    Federal Home Loan Banks Notes, 5.25%, 06/18/14                                                         800,000          889,535
    Federal Home Loan Banks Notes, 5.50%, 08/13/14                                                         500,000          562,667
                                                                                                                     --------------
                                                                                                                          3,726,607
                                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 0.8%
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15                                         500,000           535,913
                                                                                                                     --------------
                                                                                                                            535,913
                                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 7.3%
    Federal National Mortgage Association Notes, 5.00%, 10/15/11                                           500,000          531,279
    Federal National Mortgage Association Notes, 1.80%, 03/15/13                                         1,000,000          995,460
    Federal National Mortgage Association Notes, 4.88%, 12/15/16                                           800,000          863,137
    Federal National Mortgage Association Notes, 5.00%, 05/11/17                                         1,000,000        1,086,707
    Federal National Mortgage Association Notes, 6.25%, 05/15/29                                           900,000        1,016,841
    Federal National Mortgage Association Notes, 7.25%, 05/15/30                                           400,000          508,492
                                                                                                                     --------------
                                                                                                                          5,001,916
                                                                                                                     --------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $8,900,717)                                                                         9,264,436
                                                                                                                     --------------
U.S. TREASURY OBLIGATIONS -- 10.1%
  U.S. TREASURY BONDS -- 5.9%
    U.S. Treasury Bonds, 7.50%, 11/15/16                                                                   300,000          378,867
    U.S. Treasury Bonds, 8.88%, 02/15/19                                                                 1,130,000        1,577,321
    U.S. Treasury Bonds, 6.00%, 02/15/26                                                                   300,000          353,813
    U.S. Treasury Bonds, 6.38%, 08/15/27                                                                   450,000          552,867
    U.S. Treasury Bonds, 6.25%, 05/15/30                                                                   500,000          612,031
    U.S. Treasury Bonds, 5.38%, 02/15/31                                                                   500,000          553,125
                                                                                                                     --------------
                                                                                                                          4,028,024
                                                                                                                     --------------
  U.S. TREASURY NOTES -- 4.2%
    U.S. Treasury Notes, 3.13%, 04/30/13                                                                   400,000          418,125
    U.S. Treasury Notes, 4.25%, 11/15/13                                                                   800,000          866,562
    U.S. Treasury Notes, 4.50%, 02/15/16                                                                   500,000          544,649


                                                                 3

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                          AMOUNT          VALUE
                                                                                                          ------          -----
    U.S. Treasury Notes, 2.63%, 04/30/16                                                               $ 1,000,000   $      978,984
                                                                                                                     --------------
                                                                                                                          2,808,320
                                                                                                                     --------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST $6,214,293)                                                                       6,836,344
                                                                                                                     --------------

                                                                                                          SHARES
                                                                                                          ------

PREFERRED STOCK -- 0.4%
  FINANCIALS -- 0.4%
    Wachovia Capital Trust IX, 6.375%                                                                       12,000          274,320
                                                                                                                     --------------
  TOTAL PREFERRED STOCK (COST $300,000)                                                                                     274,320
                                                                                                                     --------------
TOTAL INVESTMENTS -- 98.3% (Cost $63,142,003)(1)                                                                     $   66,716,670
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.7%                                                                             1,157,880
                                                                                                                     --------------
NET ASSETS -- 100.0%                                                                                                 $   67,874,550
                                                                                                                     ==============

+    Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
++   Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2010.
@    Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
(1)  The cost for Federal income tax purposes is $63,142,003. At March 31, 2010, net unrealized appreciation was $3,574,667. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,778,040, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $203,373.
G.O  -General Obligation


                                                                 4

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010:

                                                                                                     LEVEL 2 -         LEVEL 3 -
                                                                 TOTAL VALUE AT                     SIGNIFICANT       SIGNIFICANT
                                                                   MARCH 31,        LEVEL 1 -        OBSERVABLE       UNOBSERVABLE
                                                                      2010        QUOTED PRICES        INPUTS            INPUTS
                                                                --------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Corporate Debt                                                  $    45,999,968  $            --  $    45,999,968  $              --
Mortgage-Backed Securities                                            3,516,122               --        3,516,122                 --
U.S. Treasury & Agency Obligations                                   16,100,780               --       16,100,780                 --
Municipal Securities                                                    825,480               --          825,480                 --
Preferred Stock                                                         274,320          274,320  $            --  $              --
                                                                --------------------------------------------------------------------
Total                                                           $    66,716,670  $       274,320  $    66,442,350  $              --
                                                                --------------------------------------------------------------------

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)
 (Showing Percentage of Net Assets)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                         RATINGS+         AMOUNT          VALUE
                                                                                         --------         ------          -----
MUNICIPAL BONDS -- 96.1%
  ALABAMA -- 9.3%
    Alabama 21st Century Auth., 5.75%, 12/01/19                                          Baa1, A-      $   750,000   $      764,595
    Alabama 21st Century Auth. Tobacco Settlement Rev.
      Bonds, 5.75%, 12/01/17                                                             Baa1, A-          465,000          477,025
    Alabama Housing Fin. Auth. Single Family Mtge. Rev.
      Bonds, Ser. A-1, (GNMA/FNMA), 5.00%, 10/01/14                                       Aaa, NR           85,000           85,030
    Alabama State Brd. of Educ. Calhoun Community College
      Rev. Bonds, (AMBAC), 5.00%, 05/01/15                                                A2, NR           500,000          541,060
    Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B,
      (AMBAC), 4.50%, 08/15/10                                                            NR, NR           250,000          251,877
    Birmingham, AL Airport Auth. Rev. Bond Ref.- AMT,
      (AMBAC), 5.00%, 07/01/12(2)                                                         A2, NR         2,370,000        2,446,741
    East Alabama Health Care Auth. Ser. A, 5.25%, 09/01/36++                               NR, A           200,000          201,340
    Jefferson Cnty., AL, 5.25%, 02/01/12                                                 Aa3, AAA          200,000          197,298
    Jefferson Cnty., AL, 5.25%, 02/01/16                                                 Aa3, AAA           25,000           24,053
    Jefferson Cnty., AL, 5.50%, 02/15/16                                                 Aa3, AAA          200,000          190,506
    Jefferson Cnty., AL, 5.50%, 01/01/21                                                 Aa3, AAA        2,300,000        2,282,865
    Jefferson Cnty., AL, 5.00%, 04/01/21                                                  Baa1, A        3,455,000        2,452,324
    Jefferson Cnty., AL Sewer Rev. Bonds, (FSA), 5.25%,
      02/01/11                                                                           Aa3, AAA          250,000          247,740
    Mobile, AL Industrial Development Board VRDB Ser. A,
      4.75%, 06/01/34++                                                                    A2, A           500,000          527,085
    Trussville, AL G.O. Ltd. Bonds, (NATL-RE), 4.60%,
      10/01/13                                                                            A1, NR           165,000          169,024
    Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser.
      A, 5.00%, 09/01/15                                                                  A1, A+           500,000          540,705
    Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser.
      A, 5.75%, 09/01/22++                                                                A1, A+         1,000,000        1,081,520
                                                                                                                     --------------
                                                                                                                         12,480,788
                                                                                                                     --------------
  ARIZONA -- 1.1%
    Greenlee Cnty., AZ School Dist. G.O. Unltd. Bonds,
      5.00%, 07/01/10                                                                   Baa3, NR           150,000          149,878
    Greenlee Cnty., AZ School Dist. G.O. Unltd. Bonds,
      5.00%, 07/01/13                                                                   Baa3, NR           200,000          216,286
    Tucson, AZ Certificate Participation Bonds, Public
      Improvements, Ser. A, (NATL-RE), 5.00%, 07/01/21                                   A1, A+          1,000,000        1,043,430
                                                                                                                     --------------
                                                                                                                          1,409,594
                                                                                                                     --------------
  CALIFORNIA -- 21.2%
    ABAG Fin. Auth. for Nonprofit Coros, California Rev.
      Bonds (Windemere Ranch Financing Prog.), Ser. A,
      (CIFG), 5.00%, 09/02/20                                                            NR, BBB         1,340,000        1,282,259
    ABAG Fin. Auth. for Nonprofit Coros, California Rev.
      Bonds (Windemere Ranch Financing Prog.), Ser. A,
      (CIFG), 5.00%, 09/02/21                                                            NR, BBB         3,660,000        3,485,418
    California Health Facilities Fin. Auth. Rev. Bonds,
      5.13%, 07/01/22                                                                     A2, A          1,000,000        1,037,770
    California Health Facilities Fin. Auth. Ser. H, 4.45%,
      07/01/26++                                                                           A2, A           510,000          526,310
    California Infrastructure & Economic Dev. Rev. Bonds,
      5.00%, 10/01/18                                                                    Aa2, AA+          365,000          393,200
    California State Public Works Brd., 5.25%, 12/01/13                                 Baa2, BBB+       2,000,000        2,134,400
    California State Public Works Brd., 5.00%, 12/01/19                                  Baa2, NR        2,000,000        1,983,400
    California State Public Works Brd. Lease. Rev. Bonds
      (Dept. Health Services - Richmond Lab), Ser. B,
      (XLCA), 5.00%, 11/01/23                                                           Baa2, BBB+         960,000          922,637
    California State Public Works Brd. Ref. Rev. Bonds,
      Ser. D, (NATL-RE), 5.25%, 10/01/11                                                  Baa1, A          150,000          157,441


                                                                 1

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                         RATINGS+         AMOUNT          VALUE
                                                                                         --------         ------          -----
    California State School Imps. Ref. G.O. Bonds, 5.25%,
      02/01/14                                                                           Baa1, A-      $   585,000   $      640,616
    California Statewide Communities Development Auth.,
      5.00%, 06/15/13                                                                    Baa1, A-        4,000,000        4,297,160
    Lancaster, CA Redev. Agency Tax Allocation Ref. Bonds,
      (XCLA), 5.25%, 12/01/20                                                              NR, A           400,000          405,072
    Palm Desert, CA Fin. Auth., (NATL-RE) Ser.1A, 5.00%,
      04/01/25                                                                             A3, A           500,000          467,290
    Redwood City, CA Elementary School Dist. G.O. Bonds,
      (FGIC), 5.50%, 08/01/14                                                             NR, A+           125,000          138,368
    Sacramento City Financing Auth. Ser. B, 5.40%, 11/01/20                                A2, A         4,000,000        4,191,400
    San Francisco, CA City & Cnty., International Airport
      Rev. Bonds, (AMBAC) Ser. A, 5.25%, 01/01/19(2)                                     A3, BBB+        1,540,000        1,491,659
    San Jose, CA  Redevelopment Agency Tax Allocation
      (Merged Area Redev. Proj.) Ser. C (NATL-RE)San Jose,
      CA Redevelopment Agency Ser. C (NATL-RE), 5.00%,
      08/01/24                                                                             A3, A         1,655,000        1,616,852
    State Of California, 5.00%, 12/01/22                                                 Baa1, A-        2,000,000        2,029,260
      Tulare Cnty., CA Ctfs. Participation Ref. Bonds,
      (NATL-RE), 5.00%, 08/15/10                                                          A3, NR            50,000           50,782
    Univ. of CA Rev. Bonds, Ser. H, (NATL-RE), 5.00%,
      05/15/18                                                                            AA1, AA          490,000          535,727
    Visalia, CA Cert. Participation Ref. Bonds, (NATL-RE),
      5.00%, 12/01/18                                                                    Baa1, A+          500,000          530,065
                                                                                                                     --------------
                                                                                                                         28,317,086
                                                                                                                     --------------
  COLORADO -- 3.3%
    Denver, CO Convention Center Hotel Auth. Ref. Bonds,
      (XLCA), 5.25%, 12/01/21                                                           Baa3, BBB-       1,000,000          986,230
    Denver, CO Convention Center Hotel Auth. Ref. Bonds,
      (XLCA), 5.13%, 12/01/24                                                           Baa3, BBB-       3,065,000        2,905,865
    Denver, CO X Ref. Bonds, (XLCA), 5.00%, 11/15/23                                      A1, A+           500,000          517,005
                                                                                                                     --------------
                                                                                                                          4,409,100
                                                                                                                     --------------
  CONNECTICUT -- 0.8%
    Bristol, CT Resource Recovery Rev. Bonds (Solid Waste
      Oper. Committee), (AMBAC), 5.00%, 07/01/14                                          A1, A+         1,000,000        1,084,030
                                                                                                                     --------------
                                                                                                                          1,084,030
                                                                                                                     --------------
  DELAWARE -- 1.5%
    Delaware State Economic Dev. Auth. Ref. Rev. Bonds,
      (Delmarva Power Poll. Cntrl. Proj.), Ser. 2001C,
      (AMBAC), 4.90%, 05/01/26++                                                         Baa2, BBB         250,000          250,870
    Delaware State Economic Dev. Auth. Rev. Bonds, (Student
      Housing Univ. Courtyard), (RADIAN), 5.38%, 08/01/11                                 NR, NR           170,000          173,512
    Delaware State Health Facilities Auth., 5.25%, 06/01/10                             Baa1, BBB+         250,000          251,185
    Delaware State Health Facilities Auth. Ser. A, 5.50%,
      06/01/24                                                                          Baa1, BBB+       1,250,000        1,265,188
                                                                                                                     --------------
                                                                                                                          1,940,755
                                                                                                                     --------------
  FLORIDA -- 2.6%
    Florida State Division of Bond Finance (Dept.
      Enviromental Preservation) Ser. 2000-A (AMBAC),
      5.00%, 07/01/12                                                                     A1, AA-        1,750,000        1,752,765
    Florida State Turnpike Auth. Ser. B, (AMBAC), 5.00%,
      07/01/10                                                                           Aa3, AA-          100,000          101,089
    Lakeland, FL Energy Sys. Rev. Bonds, (NATL-RE), 5.50%,
      10/01/14                                                                            A1, A+           455,000          478,956


                                                                 2

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                         RATINGS+         AMOUNT          VALUE
                                                                                         --------         ------          -----
    Osceola Cnty., FL School Brd. Cert. Participation Four
      Corners Charter School Bonds, Ser. A, (NATL-RE),
      5.80%, 08/01/15                                                                    Baa1, NR      $   100,000   $      102,667
    Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds, Ser.
      1, (NATL-RE), 5.25%, 10/01/14                                                        A3, A           900,000          974,925
                                                                                                                     --------------
                                                                                                                          3,410,402
                                                                                                                     --------------
  GEORGIA -- 1.4%
    Atlanta, GA Auth. Rev. Bonds, Ser. A,  (FGIC), 5.88%,
      01/01/16                                                                            A1, A+         1,370,000        1,388,632
    Clayton Cnty., GA Dev. Auth. Rev. Bonds, Ser. A,
      (NATL-RE), 5.00%, 08/01/18                                                          Aa3, AA          465,000          498,331
                                                                                                                     --------------
                                                                                                                          1,886,963
                                                                                                                     --------------
  ILLINOIS -- 5.5%
    Chicago IL, Board of Educ., 5.00%, 12/01/21                                          Aa3, AAA        3,000,000        3,187,800
    Chicago IL, Board of Educ. Ref. - Ded. Revs Bonds, Ser.
      B, (AMBAC), 5.00%, 12/01/21                                                         A1, AA-        1,000,000        1,048,030
    Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC), 5.75%,
      11/01/11                                                                            Aa3, AA          200,000          207,320
    Illinois Finance Auth. Rev. Bonds Ser. B, (FSA), 5.25%,
      01/01/22                                                                            Aa3, NR        2,830,000        2,948,351
                                                                                                                     --------------
                                                                                                                          7,391,501
                                                                                                                     --------------
  INDIANA -- 3.8%
    Blackford Cnty., IN Industrial Sch. Bldg. Corp. Rev.
      Ref. Bond, First Mortgage, Ser. A, (NATL-RE), 5.00%,
      07/15/17                                                                           Baa1, AA+       1,755,000        1,894,751
    Indiana Finance Auth. Health System Rev. Bonds, 5.00%,
      11/01/21                                                                            Aa3, NR        2,000,000        2,089,200
    Indiana Health Facility Fin. Auth. Ser. A, 5.00%,
      11/01/27++                                                                          Aa2, AA-       1,000,000        1,062,770
                                                                                                                     --------------
                                                                                                                          5,046,721
                                                                                                                     --------------
  KANSAS -- 0.6%
    Butler & Sedgwick Cnty., KS Univ. School Dist. G.O.
      Unltd. Bonds, (FSA), 6.00%, 09/01/14                                               Aa3, AAA          500,000          580,670
    Topeka, KS G.O. Bonds (College Hill Pub. Imps.) Ser. A,
      (NATL-RE), 5.50%, 08/15/14                                                          Aa3, NR          275,000          289,501
                                                                                                                     --------------
                                                                                                                            870,171
                                                                                                                     --------------
  LOUISIANA -- 0.3%
    Louisiana State Citizens Prop. Ins. Corp. Rev. Bonds,
      Pub. Imps., (AMBAC), 5.00%, 06/01/15                                               Baa2, A-          435,000          458,781
                                                                                                                     --------------
                                                                                                                            458,781
                                                                                                                     --------------
  MASSACHUSETTS -- 0.6%
    Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of
      MA, Visual & Perfoming Arts Proj.), 6.00%, 08/01/16                                 A2, NR           310,000          360,831
    Massachusetts State Housing Fin. Agency VRDB Rev. Bonds,
      4.00%, 12/01/10++,(2)                                                               Aa2, AA           85,000           85,597
    Massachusetts State Special Oblig. Rev. Bonds (Federal
      Highway Grant Auth.), Ser. A, (FSA), 5.00%, 12/15/12                                Aa3, NR          275,000          300,369
                                                                                                                     --------------
                                                                                                                            746,797
                                                                                                                     --------------
  MICHIGAN -- 2.1%
    Detroit, MI Water Utility Imps. Rev. Bonds, Ser. A,
      (FSA), 5.00%, 07/01/23                                                             Aa3, AAA          550,000          562,969
    Fowlerville, MI Community Schools Dist. G.O. Bonds,
      (FGIC), 5.00%, 05/01/15                                                            Aa3, AA-          650,000          710,911


                                                                3

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                         RATINGS+         AMOUNT          VALUE
                                                                                         --------         ------          -----
    Michigan State Hosp. Fin. Auth. Ref. Bonds, 5.00%,
      07/15/21                                                                             A2, A       $ 1,600,000   $    1,571,488
                                                                                                                     --------------
                                                                                                                          2,845,368
                                                                                                                     --------------
  MINNESOTA -- 0.7%
    St. Paul, MN Housing & Redev. Auth. Health Care Fac.
      Rev. Bonds, 5.00%, 05/15/12                                                        Baa1, BBB          85,000           87,706
    St. Paul, MN Housing & Redev. Auth. Health Care Fac.
      Rev. Bonds, 5.00%, 05/15/13                                                        Baa1, BBB         225,000          233,708
    St. Paul, MN Housing & Redev. Auth. Health Care Fac.
      Rev. Bonds, 5.00%, 05/15/15                                                        Baa1, BBB         270,000          280,203
    St. Paul, MN Housing & Redev. Auth. Health Care Fac.
      Rev. Bonds, 5.00%, 05/15/16                                                        Baa1, BBB         300,000          309,213
                                                                                                                     --------------
                                                                                                                            910,830
                                                                                                                     --------------
  MISSISSIPPI -- 0.2%
    Warren Cnty., MS Gulf Opportunity Zone Rev. Bonds Ser.
      A, 6.50%, 09/01/32                                                                 Baa3, BBB         250,000          260,985
                                                                                                                     --------------
                                                                                                                            260,985
                                                                                                                     --------------
  MISSOURI -- 1.3%
    Kansas City, MO Special Fac. Rev. Bonds Overhaul Base
      Proj., 4.00%, 09/01/10(2)                                                           A3, AA-          540,000          546,534
    Kansas City, MO Special Fac. Rev. Bonds, MCI  Overhaul
      Base Proj., 4.00%, 09/01/11(2)                                                      A3, AA-          465,000          477,336
    Truman State Univ., MO Housing Sys. Rev. Bonds, (AMBAC),
      5.00%, 06/01/15                                                                     A2, NR           615,000          653,241
                                                                                                                     --------------
                                                                                                                          1,677,111
                                                                                                                     --------------
  NEVADA -- 1.5%
    Clark Cnty., NV, (AMBAC), 5.00%, 11/01/25                                           Aa1, AA+        1,000,000        1,053,110
    Nevada State Highway Imp. Rev. Bonds (Motor Vehicle Fuel
      Tax), (FGIC), 5.50%, 12/01/11                                                      Aa3, AA+          250,000          267,365
    North Las Vegas, NV Ref. Bonds Ser. 60-B, 5.00%, 12/01/16                             NR, NR           755,000          714,026
                                                                                                                     --------------
                                                                                                                          2,034,501
                                                                                                                     --------------
  NEW HAMPSHIRE -- 0.8%
    New Hampshire Business Fin. Auth., (NATL-RE) Ser. C,
      5.45%, 05/01/21                                                                      A3, A         1,000,000        1,028,360
                                                                                                                     --------------
                                                                                                                          1,028,360
                                                                                                                     --------------
  NEW JERSEY -- 4.3%
    Camden Cnty., Impt. Auth., 5.00%, 02/15/12                                           Baa3, BBB         500,000          515,635
    Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig.
      Group A, 5.00%, 02/15/15                                                           Baa3, BBB       1,090,000        1,123,071
    Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig.
      Group B, 5.00%, 02/15/15                                                           Baa3, BBB       2,435,000        2,508,878
    New Jersey Economic Development Auth. Rev. Bonds,
      (RADIAN), 5.50%, 06/15/16                                                          Baa2, NR          200,000          207,950
    New Jersey Health Care Fac. Fin. Auth., Hackensack Univ.
      Medical Center, 5.13%, 01/01/21                                                    Baa1, NR          600,000          610,878
    New Jersey State Educ. Fac. Auth. Ref. Bonds Ser. A,
      5.00%, 07/01/19                                                                   Baa2, BBB+         775,000          825,235
                                                                                                                     --------------
                                                                                                                          5,791,647
                                                                                                                     --------------
  NEW YORK -- 4.3%
    Cattaraugus Cnty., NY Industrial Dev. Agency (Olean Gen.
      Hosp. Proj.) Ser. A, 5.25%, 08/01/23                                                NR, A+           525,000          525,215


                                                                  4

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                         RATINGS+         AMOUNT          VALUE
                                                                                         --------         ------          -----
    New York City Ind. Dev. Agency Ref. Bonds, 5.00%,
      01/01/13(2)                                                                        A3, BBB+      $   700,000   $      730,856
    New York City Ser. E-1, 6.00%, 10/15/23                                              Aa3, AA           750,000          870,968
    New York State Thruway Auth., NY Highway Improv. Rev.
      Bonds, (AMBAC) Ser. F, 5.00%, 01/01/25                                              A1, A+         1,000,000        1,053,720
    New York Tobacco Sett. Fund. Corp. Rev. Bonds, Ser. A-1,
      5.50%, 06/01/14                                                                    A1, AA-           115,000          115,138
    New York, NY G.O. Bonds, Ser. E, 5.25%, 08/01/12                                     Aa3, AA           250,000          272,185
    New York, NY Pub. Imps. G.O. Bonds, Ser. D1, 5.00%,
      12/01/21                                                                           Aa3, AA         1,000,000        1,078,300
    Tobacco Settlement Fin. Auth. Ser. B-1C, 5.50%, 06/01/14                             A1, AA-            75,000           75,090
    Tobacco Settlement Fin. Auth., Ser. C-1, (FGIC), 5.50%,
      06/01/20                                                                           A1, AA-         1,000,000        1,074,320
                                                                                                                     --------------
                                                                                                                          5,795,792
                                                                                                                     --------------
  NORTH CAROLINA -- 2.2%
    Univ. of North Carolina Sys. Pool Rev., (NATL-RE),
      5.00%, 10/01/23                                                                     A1, A+         2,725,000        2,892,097
                                                                                                                     --------------
                                                                                                                          2,892,097
                                                                                                                     --------------
  OHIO -- 3.6%
    Dayton-Montgomery Cnty., OH Port. Auth. Dev. Rev. Dayton
      Regl. Bond Ser. A, 5.13%, 05/15/22(2)                                               NR, NR         2,315,000        2,123,364
    Lorain Cnty., OH Hosp. Rev. Bonds, (Catholic Healthcare
      Partners), Ser. A, 5.63%, 10/01/16                                                 A1, AA-           500,000          523,270
    Lorain Cnty., OH Hospital Ref. Rev. Bonds (Catholic
      Healthcare) Ser. A, 5.63%, 10/01/13                                                A1, AA-           800,000          847,704
    Ohio State Air Quality Dev. Auth. Rev. (Pollution
      Control Proj.) Ser. D, 4.75%, 08/01/29++                                          Baa1, BBB-       1,250,000        1,325,513
                                                                                                                     --------------
                                                                                                                          4,819,851
                                                                                                                     --------------
  OREGON -- 0.2%
    Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser. A,
      (FGIC), 5.00%, 06/15/17                                                             A3, NR           320,000          335,309
                                                                                                                     --------------
                                                                                                                            335,309
                                                                                                                     --------------
  PENNSYLVANIA -- 6.5%
    Cumberland Cnty., Municipal Auth. Ser. Q1- AI, 2.75%,
      11/01/39++                                                                          NR, A            400,000          401,972
    Pennsylvania State Economic Dev. Fin. Auth. Facs. Rev.
      (Exelon Generation), 5.00%, 12/01/42++                                             A3, BBB           600,000          634,470
    Pennsylvania State Higher Educ. Facs. Auth. Rev. Bonds
      (Philadelphia College of Osteopathic Medicine),
      5.00%, 12/01/16                                                                     NR, A+         1,560,000        1,598,657
    Pennsylvania State Higher Educ. Facs. Auth. Rev. Bonds,
      (Philadelphia College of Osteopathic Medicine),
      5.00%, 12/01/17                                                                     NR, A+           500,000          506,510
    Pennsylvania State Pub. School Bldg. Auth. Rev. Bonds,
      (FGIC), 5.25%, 11/01/15                                                             NR, NR           545,000          594,306
    Philadelphia, PA Airport Rev. Bonds Ser. A, (NATL-RE),
      5.00%, 06/15/18(2)                                                                  A2, A+           600,000          607,614
    Philadelphia, PA Airport Rev. Bonds, (FGIC), Ser. B,
      5.50%, 06/15/18(2)                                                                  A2, A+         1,350,000        1,396,210
    Philadelphia, PA Auth. For Indl. Dev. Rev. Bonds Ser. A,
      4.90%, 05/01/17                                                                    NR, BBB-          285,000          266,982
    Philadelphia, PA G.O. Bonds, (CIFG), 5.00%, 08/01/23                                Baa1, BBB        1,000,000          987,490
    Philadelphia, PA Redev.  Auth. For Neighborhood
      Transformation. Rev. Bonds Ser. A, 5.50%, 04/15/20                                 Baa1, A           925,000          947,737
    Philadelphia, PA School District Ref. Bonds, Ser. A,
      (AMBAC), 5.00%, 08/01/17                                                           Aa3, A+           600,000          641,508


                                                                 5

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                         RATINGS+         AMOUNT          VALUE
                                                                                         --------         ------          -----
    Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%,
      04/01/11                                                                           Aaa, AAA      $    55,000   $       55,073
                                                                                                                     --------------
                                                                                                                          8,638,529
                                                                                                                     --------------
  PUERTO RICO -- 0.4%
    Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/21                                      Baa3, BBB-         250,000          257,802
    The Childrens' Trust Fund, Puerto Rico, Tobacco
      Settlement Rev. Bonds, 5.75%, 07/01/14                                             NR, AAA           250,000          253,175
                                                                                                                     --------------
                                                                                                                            510,977
                                                                                                                     --------------
  SOUTH DAKOTA -- 0.8%
    South Dakota Health & Educational Facilities Auth.,
      5.00%, 11/01/12                                                                    A1, AA-         1,000,000        1,061,050
                                                                                                                     --------------
                                                                                                                          1,061,050
                                                                                                                     --------------
  TEXAS -- 7.4%
    Cedar Park, TX Utility Sys. Rev. Bonds, (NATL-RE),
      5.00%, 08/15/18                                                                     A2, AA           400,000          420,408
    Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A,
      (AMBAC), 5.00%, 07/15/18                                                            A2, A+           500,000          539,310
    Dallas-Fort Worth International Airport Fac. Improv.
      Corp Jt Ser A, (FGIC), 6.00%, 11/01/28(2)                                           A1, A+         5,000,000        5,008,650
    Howard Cnty., TX Jr. College District, (AMBAC), 5.00%,
      02/15/26                                                                            NR, A          2,810,000        2,930,689
    Katy, TX Indpt. School Dist. G.O. Bonds, (PSF-GTD),
      5.50%, 02/15/15                                                                    Aaa, AAA          175,000          180,791
    Port Arthur, TX Independent School District G.O Bonds,
      (AMBAC), 5.00%, 02/15/22                                                            A3, NR           170,000          177,437
    Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp. Ser.
      A, 5.00%, 02/15/20                                                                 Aa3, AA-          100,000          104,537
    Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp. Ser.
      A, 5.00%, 02/15/22                                                                 Aa3, AA-          345,000          359,611
    Univ. of Texas Ref. Rev. Bonds, Ser. A, 6.25%, 07/01/13                              Aaa, AAA           60,000           64,253
    Univ. of Texas Ref. Rev. Bonds, Ser. A, 6.25%, 07/01/13                              Aaa, AAA           85,000           96,297
                                                                                                                     --------------
                                                                                                                          9,881,983
                                                                                                                     --------------
  UTAH -- 0.4%
    Salt Lake Cnty., UT Sales Tax Rev. Bonds, 5.00%, 08/01/17                            NR, AAA           500,000          551,915
                                                                                                                     --------------
                                                                                                                            551,915
                                                                                                                     --------------
  WASHINGTON -- 7.0%
    Klickitat Cnty., WA Public Utility District No. 1 Ser.
      B, (FGIC), 5.25%, 12/01/22                                                          A3, NR         2,000,000        2,081,800
    Seattle, WA Muni. Light & Power Ref. Rev. Bonds, (FSA),
      5.00%, 07/01/10                                                                    Aa2, AAA          350,000          350,812
    Washington Health Care Fac. Auth. Group Health Coop.,
      (RADIAN), 5.00%, 12/01/25                                                          NR, BBB+        1,000,000          932,980
    Washington Health Care Fac. Auth., (RADIAN), 5.00%,
      12/01/23                                                                           NR, BBB+        1,570,000        1,495,205
    Washington State Econ. Dev. Fin. Auth. Biomedical Resh
      Properties II, (NATL-RE), 5.25%, 06/01/21                                          Aa2, AA+        1,000,000        1,070,460


                                                                 6

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MOODY'S/S&P     PRINCIPAL
                                                                                         RATINGS+         AMOUNT          VALUE
                                                                                         --------         ------          -----
    Washington State Econ. Dev. Fin. Auth. Lease Rev.
      Washington Biomedical Resh Properties II, (NATL-RE),
      5.00%, 06/01/23                                                                    Aa2, AA+      $ 3,240,000   $    3,413,211
                                                                                                                     --------------
                                                                                                                          9,344,468
                                                                                                                     --------------
  WEST VIRGINIA -- 0.2%
    West Virginia State Bldg. Ref. Rev. Bonds, Ser. A,
      (AMBAC), 5.38%, 07/01/18                                                            NR, NR           250,000          273,390
                                                                                                                     --------------
                                                                                                                            273,390
                                                                                                                     --------------
  WISCONSIN -- 0.2%
    Sheboygan, WI Pollution Ctrl. Rev., (FGIC), 5.00%,
      09/01/15                                                                            A2, A-           200,000          216,282
    Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, (AMBAC),
      5.75%, 07/01/14                                                                    Aa3, AA+          105,000          113,999
                                                                                                                     --------------
                                                                                                                            330,281
                                                                                                                     --------------
  TOTAL MUNICIPAL BONDS (COST $126,843,260)                                                                             128,437,133
                                                                                                                     --------------

                                                                                                          SHARES
                                                                                                          ------
SHORT-TERM INVESTMENTS -- 4.2%
    BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series                                  2,806,211        2,806,211
    BlackRock Liquidity Funds MuniFund Portfolio - Institutional Series                                  2,806,212        2,806,212
                                                                                                                     --------------
  TOTAL SHORT-TERM INVESTMENTS (COST $5,612,423)                                                                          5,612,423
                                                                                                                     --------------
TOTAL INVESTMENTS -- 100.3% (Cost $132,455,683)(1)                                                                   $  134,049,556
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3)%                                                                            (410,540)
                                                                                                                     --------------
NET ASSETS -- 100.0%                                                                                                 $  133,639,016
                                                                                                                     ==============

+    Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
++   Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2010.
(1)  The cost for federal income tax purposes is $132,455,683. At March 31, 2010, net unrealized appreciation was $1,593,873. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,979,749 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,385,876.
(2)  Security is subject to the Alternative Minimum Tax.
AMBAC   - Credit rating enhanced by guaranty or insurance from AMBAC Indemnity Corp.
CIFG    - Credit rating enhanced by guaranty or insurance from CIFG.
FGIC    - Credit rating enhanced by guaranty or insurance from Financial Guaranty Insurance Corp.
FSA     - Credit rating enhanced by guaranty or insurance from Financial Security Assurance.
G.O.    - General Obligation
LOC     - Letter of Credit
PSF-GTD - Public School Fund Guarantee
RADIAN  - Credit rating enhanced by guaranty or insurance from Radian Asset Assuarance, Inc.
VRDB    - Variable Rate Demand Bonds
XLCA    - Credit rating enhanced by guaranty or insurance from XL Capital Assurance.


                                                                 7

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010:

                                                                                                     LEVEL 2 -         LEVEL 3 -
                                                                 TOTAL VALUE AT                     SIGNIFICANT       SIGNIFICANT
                                                                   MARCH 31,        LEVEL 1 -        OBSERVABLE       UNOBSERVABLE
                                                                      2010        QUOTED PRICES        INPUTS            INPUTS
                                                                --------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Municipal Securities                                            $   128,437,133  $            --  $   128,437,133  $              --
Short-Term Investments                                                5,612,423        5,612,423               --                 --
                                                                --------------------------------------------------------------------
Total                                                           $   134,049,556  $     5,612,423  $   128,437,133  $              --
                                                                --------------------------------------------------------------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)
 (Showing Percentage of Net Assets)
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                               SHARES         VALUE
                                          ------         -----                                               ------         -----
COMMON STOCK -- 91.2%                                                  Wendy's/Arby's Group, Inc.
  CONSUMER DISCRETIONARY -- 9.7%                                         - Class A                              1,200  $      6,000
    AUTO COMPONENTS -- 0.1%                                            WMS Industries, Inc.*(1)                   120         5,033
    Autoliv, Inc.*(1)                           350  $     18,036      Wyndham Worldwide Corp.                    680        17,496
    BorgWarner, Inc.*                           340        12,981      Wynn Resorts, Ltd.                         150        11,375
    Gentex Corp.                                690        13,400      Yum! Brands, Inc.                        2,260        86,626
    Johnson Controls, Inc.(1)                 2,990        98,640                                                      ------------
    The Goodyear Tire & Rubber                                                                                            2,478,076
      Co.*(1)                                   660         8,342                                                      ------------
    TRW Automotive Holdings Corp.*              310         8,860      HOUSEHOLD DURABLES -- 0.5%
                                                     ------------      D.R. Horton, Inc.(1)                     1,770        22,302
                                                          160,259      Fortune Brands, Inc.                       760        36,868
                                                     ------------      Garmin, Ltd.(1)                          8,290       318,999
    AUTOMOBILES -- 0.5%                                                Harman International
    Ford Motor Co.*(1)                       53,620       674,003        Industries, Inc.*(1)                     180         8,420
    Harley-Davidson, Inc.(1)                  1,050        29,474      Jarden Corp.                               460        15,313
    Thor Industries, Inc.                       280         8,459      KB Home(1)                                 940        15,745
                                                     ------------      Leggett & Platt, Inc.(1)                 1,070        23,155
                                                          711,936      Lennar Corp. - Class A                   1,540        26,504
                                                     ------------      M.D.C. Holdings, Inc.                      230         7,960
    DISTRIBUTORS -- 0.0%                                               Mohawk Industries, Inc.*                   250        13,595
    Genuine Parts Co.                           960        40,550      Newell Rubbermaid, Inc.                  1,240        18,848
    LKQ Corp.*                                  440         8,932      NVR, Inc.*                                  30        21,795
                                                     ------------      Pulte Homes, Inc.*(1)                    1,740        19,575
                                                           49,482      Stanley Black & Decker, Inc.(1)          2,620       150,414
                                                     ------------      Toll Brothers, Inc.*(1)                    750        15,600
    DIVERSIFIED CONSUMER SERVICES -- 0.3%                              Whirlpool Corp.(1)                         350        30,538
    Apollo Group, Inc. - Class A*(1)            687        42,106                                                      ------------
    Brink's Home Security Holdings,                                                                                         745,631
      Inc.*                                     120         5,106                                                      ------------
    Career Education Corp.*                   8,445       267,200      INTERNET & CATALOG RETAIL -- 0.3%
    DeVry, Inc.                                 330        21,516      Amazon.com, Inc.*(1)                     1,030       139,802
    H&R Block, Inc.                           1,660        29,548      Expedia, Inc.(1)                           940        23,462
    Hillenbrand, Inc.                           200         4,398      Liberty Media Corp.-
    ITT Educational Services,                                            Interactive - Class A*                20,650       316,152
      Inc.*(1)                                  170        19,121      Netflix, Inc.*                              80         5,899
    Service Corp. International               1,670        15,331      Priceline.com, Inc.*(1)                    130        33,150
    Strayer Education, Inc.(1)                  110        26,787                                                      ------------
    Weight Watchers                                                                                                         518,465
      International, Inc.                       360         9,191                                                      ------------
                                                     ------------      LEISURE EQUIPMENT & PRODUCTS -- 0.1%
                                                          440,304      Eastman Kodak Co.*(1)                      370         2,142
                                                     ------------      Hasbro, Inc.                               890        34,069
    HOTELS, RESTAURANTS & LEISURE -- 1.7%                              Mattel, Inc.                             2,170        49,346
    Boyd Gaming Corp.*                          280         2,766                                                      ------------
    Brinker International, Inc.               3,320        64,010                                                            85,557
    Burger King Holdings, Inc.                  620        13,181                                                      ------------
    Carnival Corp.                            1,650        64,152      MEDIA -- 2.7%
    Chipotle Mexican Grill,                                            Cablevision Systems New
      Inc. - Class A*(1)                         50         5,634        York Group - Class A                   9,900       238,986
    Choice Hotels                                                      CBS Corp. - Class B                      3,580        49,905
      International, Inc.(1)                     60         2,089      Central European Media
    Darden Restaurants, Inc.                    810        36,077        Enterprises, Ltd. - Class A*             160         4,690
    Hyatt Hotels Corp. - Class A*(1)            250         9,740      Clear Channel Outdoor
    International Game Technology             1,190        21,955        Holdings, Inc. - Class A*                500         5,305
    International Speedway                                             Comcast Corp. - Class A(1)              28,530       536,934
      Corp. - Class A                            70         1,804      CTC Media, Inc.*                            20           344
    Las Vegas Sands Corp.*(1)                 1,020        21,573      DIRECTV - Class A*                      13,690       462,859
    Marriott International,                                            Discovery Communications,
      Inc. - Class A(1)                       1,072        33,789        Inc. - Class A*(1)                        25           845
    McDonald's Corp.                         29,079     1,940,151      Discovery Communications,
    MGM MIRAGE*(1)                            1,010        12,120        Inc. - Class C*                          975        28,675
    Panera Bread Co. - Class A*                  45         3,442      DISH Network Corp.*                      1,580        32,896
    Penn National Gaming, Inc.*                 280         7,784      DreamWorks Animation SKG,
    Royal Caribbean Cruises, Ltd.*(1)           480        15,835        Inc. - Class A*                          190         7,484
    Scientific Games Corp. -                                           Gannett Co., Inc.(1)                     1,390        22,963
      Class A*(1)                               200         2,816      Interactive Data Corp.                     240         7,680
    Starbucks Corp.*(1)                       2,360        57,277      John Wiley & Sons, Inc. - Class A          300        12,984
    Starwood Hotels & Resorts                                          Lamar Advertising Co. - Class A*           300        10,305
      Worldwide, Inc.(1)                        730        34,047
    Tim Hortons, Inc.                            40         1,304



                                                                  1

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Liberty Global, Inc. - Class A*(1)       10,820  $    315,511      RadioShack Corp.                           860  $     19,462
    Liberty Media Corp. - Series A*(1)          176         9,624      Ross Stores, Inc.                          540        28,874
    Liberty Media Corp. -                                              Signet Jewelers, Ltd.*(1)                  220         7,115
      Capital Class A*                          560        20,367      Staples, Inc.(1)                         3,310        77,421
    Madison Square Garden, Inc.*                 87         1,890      The Gap, Inc.                           15,120       349,423
    Meredith Corp.(1)                           360        12,388      The Home Depot, Inc.(1)                  9,810       317,353
    Morningstar, Inc.*                          100         4,809      The Sherwin-Williams Co.(1)                658        44,533
    News Corp. - Class A                     10,830       156,060      The TJX Cos., Inc.(1)                   38,240     1,625,965
    Omnicom Group, Inc.(1)                    1,790        69,470      Tiffany & Co.                              490        23,270
    Regal Entertainment Group -                                        Urban Outfitters, Inc.*(1)                 360        13,691
      Class A                                   770        13,529      Williams-Sonoma, Inc.                      340         8,939
    Scripps Networks                                                                                                   ------------
      Interactive, Inc. - Class A               280        12,418                                                         3,069,058
    The Interpublic Group of                                                                                           ------------
      Cos., Inc.*                             1,180         9,818      TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
    The McGraw-Hill Cos., Inc.                2,040        72,726      Coach, Inc.(1)                           1,430        56,514
    The New York Times Co. -                                           Hanesbrands, Inc.*(1)                      260         7,233
      Class A*(1)                               670         7,457      Jones Apparel Group, Inc.                  230         4,375
    The Walt Disney Co.(1)                   41,666     1,454,560      Nike, Inc. - Class B(1)                 14,940     1,098,090
    The Washington Post Co. - Class B            40        17,767      Phillips-Van Heusen Corp.                  180        10,325
    Time Warner Cable, Inc.*                  1,014        54,056      Polo Ralph Lauren Corp.(1)                 300        25,512
    Time Warner, Inc.*                        6,826       213,449      V.F. Corp.                                 650        52,097
    Viacom, Inc. - Class B*                   1,740        59,821                                                      ------------
    Virgin Media, Inc.(1)                     1,170        20,194                                                         1,254,146
    Warner Music Group Corp.*                   480         3,317                                                      ------------
                                                     ------------    TOTAL CONSUMER DISCRETIONARY                        14,145,394
                                                        3,952,086                                                      ------------
                                                     ------------    CONSUMER STAPLES -- 12.9%
    MULTILINE RETAIL -- 0.5%                                           BEVERAGES -- 3.2%
    Big Lots, Inc.*                             224         8,158      Brown-Forman Corp. - Class B(1)            598        35,551
    Dollar Tree, Inc.*(1)                       321        19,010      Central European Distribution
    Family Dollar Stores, Inc.(1)               826        30,240        Corp.*                                   180         6,302
    J.C. Penney Co., Inc.(1)                  1,130        36,352      Coca-Cola Enterprises, Inc.              1,770        48,958
    Kohl's Corp.*                             1,210        66,284      Constellation Brands, Inc.
    Macy's, Inc.(1)                           1,580        34,397        -  Class A*                            1,030        16,933
    Nordstrom, Inc.                             950        38,807      Dr Pepper Snapple Group, Inc.            1,000        35,170
    Sears Holdings Corp.*(1)                    340        36,866      Hansen Natural Corp.*                      334        14,489
    Target Corp.                              7,800       410,280      Molson Coors Brewing Co. -
                                                     ------------        Class B(1)                               830        34,910
                                                          680,394      PepsiCo, Inc.                           34,659     2,293,039
                                                     ------------      The Coca-Cola Co.                       39,731     2,185,205
    SPECIALTY RETAIL -- 2.1%                                                                                           ------------
    Aaron's, Inc.(1)                            200         6,668                                                         4,670,557
    Abercrombie & Fitch Co. - Class A           400        18,256                                                      ------------
    Advance Auto Parts, Inc.                    450        18,864      FOOD & STAPLES RETAILING -- 3.6%
    Aeropostale, Inc.*                          240         6,919      BJ's Wholesale Club, Inc.*                 100         3,699
    American Eagle Outfitters, Inc.             950        17,594      Costco Wholesale Corp.*(1)              24,650     1,471,851
    AutoNation, Inc.*(1)                        580        10,486      CVS Caremark Corp.                       5,580       204,005
    AutoZone, Inc.*                             160        27,694      Safeway, Inc.(1)                        10,510       261,279
    Barnes & Noble, Inc.                        150         3,243      SUPERVALU, Inc.(1)                       1,810        30,191
    Bed Bath & Beyond, Inc.*(1)                 990        43,322      SYSCO Corp.(1)                           3,240        95,580
    Best Buy Co., Inc.                        1,940        82,528      The Kroger Co.                           3,106        67,276
    Carmax, Inc.*(1)                            600        15,072      Wal-Mart Stores, Inc.(1)                50,113     2,786,283
    Chico's FAS, Inc.                           490         7,066      Walgreen Co.(1)                          9,310       345,308
    Dick's Sporting Goods, Inc.*(1)             200         5,222      Whole Foods Market, Inc.*                  470        16,990
    Foot Locker, Inc.                           830        12,483                                                      ------------
    GameStop Corp. - Class A*(1)                720        15,775                                                         5,282,462
    Guess?, Inc.                                320        15,034                                                      ------------
    Limited Brands, Inc.                      1,350        33,237      FOOD PRODUCTS -- 1.6%
    Lowe's Cos., Inc.                         6,810       165,074      Archer-Daniels-Midland Co.               2,940        84,966
    O'Reilly Automotive, Inc.*(1)               400        16,684      Bunge, Ltd.                                570        35,129
    Office Depot, Inc.*                         970         7,741      Campbell Soup Co.(1)                     1,456        51,469
    OfficeMax, Inc.*                            180         2,956      ConAgra Foods, Inc.                      2,230        55,906
    PetSmart, Inc.*                             660        21,094      Corn Products International, Inc.        7,370       255,444
                                                                       Dean Foods Co.*                            520         8,159
                                                                       Del Monte Foods Co.(1)                  26,480       386,608
                                                                       Flowers Foods, Inc.(1)                     250         6,185
                                                                       General Mills, Inc.                      1,752       124,024



                                                                  2

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Green Mountain Coffee                                              Rowan Cos., Inc.*(1)                       540  $     15,719
      Roasters, Inc.*(1)                         80  $      7,746      Schlumberger, Ltd.(1)                   30,274     1,921,188
    H.J. Heinz Co.                            1,850        84,378      SEACOR Holdings, Inc.*                      60         4,840
    Hormel Foods Corp.                          430        18,064      Seahawk Drilling, Inc.*                     30           566
    Kellogg Co.                               1,590        84,954      Smith International, Inc.                1,090        46,674
    Kraft Foods, Inc. - Class A              11,507       347,972      Superior Energy Services, Inc.*            240         5,045
    McCormick & Co., Inc.(1)                    630        24,167      Tidewater, Inc.                            260        12,290
    Mead Johnson Nutrition Co.                                         Unit Corp.*(1)                             220         9,302
      - Class A                                 820        42,665      Weatherford International, Ltd.*            30           476
    Ralcorp Holdings, Inc.*                     150        10,167                                                      ------------
    Sara Lee Corp.                            4,000        55,720                                                         3,941,648
    Smithfield Foods, Inc.*(1)                  410         8,503                                                      ------------
    The Hershey Co.(1)                        3,490       149,407      OIL, GAS & CONSUMABLE FUELS -- 6.6%
    The J.M. Smucker Co.                        499        30,070      Alpha Natural Resources, Inc.*(1)          316        15,765
    Tyson Foods, Inc. - Class A(1)           24,280       464,962      Anadarko Petroleum Corp.                 1,750       127,452
                                                     ------------      Apache Corp.                             3,630       368,445
                                                        2,336,665      Arch Coal, Inc.(1)                         590        13,481
                                                     ------------      Cabot Oil & Gas Corp.(1)                   320        11,776
    HOUSEHOLD PRODUCTS -- 3.2%                                         Chesapeake Energy Corp.(1)               2,100        49,644
    Church & Dwight Co., Inc.                 1,646       110,200      Chevron Corp.                           20,900     1,584,847
    Colgate-Palmolive Co.                    21,508     1,833,772      Cimarex Energy Co.                         250        14,845
    Energizer Holdings, Inc.*(1)                390        24,476      CNX Gas Corp.*                              20           761
    Kimberly-Clark Corp.                      6,870       431,986      Comstock Resources, Inc.*                  130         4,134
    The Clorox Co.                              808        51,825      Concho Resources, Inc.*(1)                 180         9,065
    The Procter & Gamble Co.                 35,446     2,242,668      ConocoPhillips                          17,900       915,943
                                                     ------------      Consol Energy, Inc.                        650        27,729
                                                        4,694,927      Continental Resources, Inc.*               160         6,808
                                                     ------------      Denbury Resources, Inc.*                 1,215        20,497
    PERSONAL PRODUCTS -- 0.3%                                          Devon Energy Corp.                       1,600       103,088
    Alberto-Culver Co.                          250         6,538      El Paso Corp.                            2,040        22,114
    Avon Products, Inc.                       2,200        74,514      EOG Resources, Inc.                        900        83,646
    Estee Lauder Cos., Inc. -                                          EXCO Resources, Inc.                       370         6,801
      Class A(1)                                600        38,922      Exxon Mobil Corp.(1)                    47,870     3,206,333
    Herbalife, Ltd.                           6,580       303,470      Forest Oil Corp.*(1)                       300         7,746
    NBTY, Inc.*                                 180         8,636      Frontier Oil Corp.                         680         9,180
                                                     ------------      Frontline, Ltd.(1)                         610        18,684
                                                          432,080      Hess Corp.                               1,190        74,434
                                                     ------------      Holly Corp.(1)                             310         8,652
    TOBACCO -- 1.0%                                                    Marathon Oil Corp.                       6,820       215,785
    Altria Group, Inc.                       18,220       373,874      Mariner Energy, Inc.*                      350         5,240
    Lorillard, Inc.                           1,040        78,250      Massey Energy Co.                          220        11,504
    Philip Morris International, Inc.        14,250       743,280      Murphy Oil Corp.                           850        47,761
    Reynolds American, Inc.                   3,700       199,726      Newfield Exploration Co.*                  360        18,738
                                                     ------------      Noble Energy, Inc.                         760        55,480
                                                        1,395,130      Occidental Petroleum Corp.              18,250     1,542,855
                                                     ------------      Overseas Shipholding Group,
  TOTAL CONSUMER STAPLES                               18,811,821        Inc.(1)                                  270        10,592
                                                     ------------      Patriot Coal Corp.*(1)                      36           737
  ENERGY -- 9.3%                                                       Peabody Energy Corp.                       870        39,759
    ENERGY EQUIPMENT & SERVICES -- 2.7%                                Petrohawk Energy Corp.*                    900        18,252
    Atwood Oceanics, Inc.*(1)                   150         5,195      Pioneer Natural Resources Co.(1)           320        18,022
    Baker Hughes, Inc.*(1)                    1,400        65,576      Plains Exploration &
    BJ Services Co.                             620        13,268        Production Co.*                          491        14,725
    Cameron International Corp.*             24,080     1,032,069      Quicksilver Resources, Inc.*               290         4,080
    Diamond Offshore Drilling, Inc.             950        84,369      Range Resources Corp.                      550        25,778
    Dresser-Rand Group, Inc.*                   250         7,855      SandRidge Energy, Inc.*(1)                 430         3,311
    Exterran Holdings, Inc.*(1)                 100         2,417      Southern Union Co.                         510        12,939
    FMC Technologies, Inc.*                     480        31,022      Southwestern Energy Co.*                 1,028        41,860
    Global Industries, Ltd.*                     10            64      Spectra Energy Corp.(1)                  3,600        81,108
    Halliburton Co.                           3,930       118,411      St. Mary Land & Exploration Co.            170         5,918
    Helix Energy Solutions                                             Sunoco, Inc.                               870        25,848
      Group, Inc.*                              530         6,906      Teekay Corp.                               520        11,825
    Helmerich & Payne, Inc.                     380        14,470      Tesoro Corp.*(1)                         1,040        14,456
    Nabors Industries, Ltd.*                 12,130       238,112      The Williams Cos., Inc.                 15,950       368,445
    National Oilwell Varco, Inc.              1,980        80,348
    Oceaneering International,
      Inc.*(1)                                  140         8,889
    Oil States International, Inc.*           4,160       188,614
    Patterson-UTI Energy, Inc.(1)               730        10,198
    Pride International, Inc.*                  590        17,765



                                                                  3
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Valero Energy Corp.                       6,060  $    119,382      SunTrust Banks, Inc.(1)                  1,900  $     50,901
    W&T Offshore, Inc.(1)                       210         1,764      Synovus Financial Corp.(1)               3,440        11,318
    Whiting Petroleum Corp.*                    100         8,084      TCF Financial Corp.(1)                     710        11,317
    XTO Energy, Inc.                          4,310       203,346      U.S. Bancorp(1)                          7,400       191,512
                                                     ------------      Valley National Bancorp                  1,144        17,583
                                                        9,639,464      Webster Financial Corp.                    110         1,924
                                                     ------------      Wells Fargo & Co.                       27,755       863,736
  TOTAL ENERGY                                         13,581,112      Whitney Holdings Corp.                     450         6,205
                                                     ------------      Zions Bancorp(1)                           590        12,874
  FINANCIALS -- 11.7%                                                                                                  ------------
    CAPITAL MARKETS -- 2.4%                                                                                               2,202,875
    Affiliated Managers Group, Inc.*(1)         170        13,430                                                      ------------
    Ameriprise Financial, Inc.                1,140        51,710      CONSUMER FINANCE -- 0.6%
    BlackRock, Inc.                           1,060       230,826      American Express Co.                     8,910       367,626
    Eaton Vance Corp.(1)                        570        19,118      AmeriCredit Corp.*(1)                      980        23,285
    Federated Investors, Inc.(1)                570        15,037      Capital One Financial Corp.              3,690       152,803
    Franklin Resources, Inc.(1)                 710        78,739      Discover Financial Services             18,750       279,375
    GLG Partners, Inc.*(1)                      370         1,136      SLM Corp.*                               1,660        20,783
    Greenhill & Co., Inc.(1)                    160        13,134      The Student Loan Corp.                     120         4,264
    Invesco, Ltd.                             1,970        43,163                                                      ------------
    Investment Technology Group,                                                                                            848,136
      Inc.*                                     230         3,839                                                      ------------
    Janus Capital Group, Inc.                   950        13,575      DIVERSIFIED FINANCIAL SERVICES -- 2.7%
    Jefferies Group, Inc.(1)                    460        10,888      Bank of America Corp.                   50,790       906,601
    Lazard, Ltd. - Class A(1)                   350        12,495      Citigroup, Inc.*(1)                     65,240       264,222
    Legg Mason, Inc.(1)                         710        20,356      CME Group, Inc.                            310        97,994
    Morgan Stanley                            5,360       156,994      Interactive Brokers Group,
    Northern Trust Corp.(1)                   1,080        59,681        Inc. - Class A*                          310         5,007
    Raymond James Financial, Inc.(1)            510        13,637      IntercontinentalExchange, Inc.*(1)         200        22,436
    SEI Investments Co.                         640        14,061      JPMorgan Chase & Co.                    57,480     2,572,230
    State Street Corp.                        1,550        69,967      Leucadia National Corp.*                   770        19,104
    T.Rowe Price Group, Inc.                  1,080        59,324      Moody's Corp.(1)                         1,310        38,972
    TD Ameritrade Holding Corp.*(1)             920        17,535      MSCI, Inc.*(1)                             240         8,664
    The Bank of New York Mellon Corp.        13,770       425,218      NYSE Euronext, Inc.                      1,320        39,085
    The Charles Schwab Corp.(1)              64,270     1,201,206      The NASDAQ OMX Group, Inc.*                830        17,530
    The Goldman Sachs Group, Inc.             5,210       888,982                                                      ------------
    Waddell & Reed Financial, Inc. -                                                                                      3,991,845
      Class A                                   440        15,858                                                      ------------
                                                     ------------      INSURANCE -- 3.1%
                                                        3,449,909      AFLAC, Inc.                              8,200       445,178
                                                     ------------      Alleghany Corp.*                            31         8,898
    COMMERCIAL BANKS -- 1.5%                                           Allied World Assurance
    Associated Banc-Corp.(1)                    885        12,213        Holdings, Ltd.                           330        14,801
    Bancorpsouth, Inc.                          310         6,498      American Financial Group, Inc.           1,040        29,588
    Bank of Hawaii Corp.                        170         7,641      American International
    BB&T Corp.(1)                             3,220       104,296        Group, Inc.*(1)                          400        13,656
    BOK Financial Corp.                         320        16,781      American National Insurance Co.             60         6,812
    CapitalSource, Inc.(1)                    3,440        19,230      AON Corp.                                1,250        53,388
    City National Corp.(1)                      240        12,953      Arch Capital Group, Ltd.*                  480        36,600
    Comerica, Inc.                              600        22,824      Arthur J. Gallagher & Co.                  680        16,694
    Commerce Bancshares, Inc.                   297        12,219      Aspen Insurance Holdings, Ltd.             790        22,784
    Cullen/Frost Bankers, Inc.                  240        13,392      Assurant, Inc.                           1,040        35,755
    Fifth Third Bancorp(1)                    2,530        34,383      AXIS Capital Holdings, Ltd.              1,480        46,265
    First Citizens BancShares,                                         Berkshire Hathaway, Inc.*(1)             4,300       349,461
      Inc. - Class A                             50         9,938      Brown & Brown, Inc.                        670        12,006
    First Horizon National Corp.*               762        10,707      Chubb Corp.                              6,330       328,210
    Fulton Financial Corp.                      910         9,273      Cincinnati Financial Corp.(1)            1,366        39,477
    Huntington Bancshares, Inc.               2,761        14,826      CNA Financial Corp.*(1)                  1,150        30,728
    KeyCorp.                                  3,700        28,675      Endurance Specialty Holdings, Ltd.         600        22,290
    M&T Bank Corp.(1)                           600        47,628      Erie Indemnity Co. - Class A               270        11,645
    Marshall & Ilsley Corp.(1)                2,370        19,078      Everest Re Group, Ltd.                     470        38,037
    PNC Financial Services Group,                                      Fidelity National Financial,
      Inc.                                    9,910       591,627        Inc. - Class A                         1,120        16,598
    Popular, Inc.*                            3,340         9,719      First American Corp.                       700        23,688
    Regions Financial Corp.(1)                4,026        31,604      Genworth Financial, Inc. - Class A*      7,160       131,314



                                                                  4
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Hartford Financial Services                                        HRPT Properties Trust(1)                 1,770  $     13,771
      Group, Inc.                             4,090  $    116,238      Kimco Realty Corp.(1)                    2,380        37,223
    HCC Insurance Holdings, Inc.                770        21,252      Liberty Property Trust(1)                  740        25,116
    Lincoln National Corp.                    1,970        60,479      Mack-Cali Realty Corp.(1)                  230         8,108
    Loews Corp.                               9,260       345,213      Nationwide Health Properties,
    Markel Corp.*                                80        29,973        Inc.(1)                                  830        29,174
    Marsh & McLennan Cos., Inc.               2,540        62,027      Plum Creek Timber Co., Inc.(1)           1,010        39,299
    MBIA, Inc.*                               1,150         7,211      ProLogis(1)                              3,020        39,864
    Mercury General Corp.                       540        23,609      Public Storage(1)                          760        69,912
    MetLife, Inc.                             6,251       270,918      Rayonier, Inc.                             410        18,626
    Old Republic International Corp.          2,550        32,334      Realty Income Corp.(1)                     750        23,017
    OneBeacon Insurance Group, Ltd.             550         9,488      Regency Centers Corp.                      460        17,236
    PartnerRe, Ltd.                           2,770       220,824      Senior Housing Properties Trust            990        21,928
    Protective Life Corp.                     1,130        24,849      Simon Property Group, Inc.               1,273       106,805
    Prudential Financial, Inc.                3,820       231,110      SL Green Realty Corp.(1)                   260        14,890
    Reinsurance Group of America, Inc.          590        30,987      Taubman Centers, Inc.(1)                   350        13,972
    RenaissanceRe Holdings, Ltd.                420        23,839      The Macerich Co.(1)                        690        26,434
    StanCorp Financial Group, Inc.              390        18,576      UDR, Inc.(1)                               780        13,759
    The Allstate Corp.                        4,780       154,442      Ventas, Inc.(1)                            780        37,034
    The Hanover Insurance Group, Inc.           150         6,542      Vornado Realty Trust                       903        68,357
    The Principal Financial Group,                                     Walter Investment Management Corp.          43           688
      Inc.(1)                                 2,740        80,035      Weingarten Realty, Inc.(1)                 760        16,386
    The Progressive Corp.                     3,480        66,433                                                      ------------
    The Travelers Cos., Inc.                 10,230       551,806                                                         1,603,478
    Torchmark Corp.(1)                          620        33,176                                                      ------------
    TransAtlantic Holdings, Inc.                420        22,176      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
    Unitrin, Inc.                               370        10,379      CB Richard Ellis Group, Inc. -
    Unum Group                               12,800       317,056        Class A*                               1,110        17,594
    Validus Holdings, Ltd.                      570        15,692      Forest City Enterprises, Inc. -
    W.R. Berkley Corp.                        1,480        38,613        Class A*(1)                              400         5,764
    White Mountains Insurance Group,                                   Jones Lang LaSalle, Inc.                   170        12,391
      Ltd.                                       10         3,550      The St. Joe Co.*(1)                        220         7,117
    XL Capital, Ltd. - Class A                2,620        49,518                                                      ------------
                                                     ------------                                                            42,866
                                                        4,612,218                                                      ------------
                                                     ------------      THRIFTS & MORTGAGE FINANCE -- 0.3%
    REAL ESTATE INVESTMENT TRUSTS -- 1.1%                              Capitol Federal Financial(1)               304        11,388
    Alexandria Real Estate Equities,                                   First Niagara Financial Group,
      Inc.                                      140         9,464        Inc.(1)                                1,030        14,647
    AMB Property Corp.                          840        22,882      Hudson City Bancorp, Inc.               20,432       289,317
    Annaly Mortgage Management, Inc.         27,210       467,468      New York Community Bancorp,
    Apartment Investment & Management                                    Inc.(1)                                2,790        46,147
      Co. - Class A                             610        11,230      People's United Financial, Inc.          1,543        24,133
    AvalonBay Communities, Inc.                 402        34,713      TFS Financial Corp.(1)                     250         3,337
    Boston Properties, Inc.(1)                  620        46,773      Tree.com, Inc.*(1)                          50           457
    Brandywine Realty Trust                   1,130        13,797      Washington Federal, Inc.                   670        13,614
    BRE Properties, Inc.                        490        17,517                                                      ------------
    Camden Property Trust                       370        15,403                                                           403,040
    Chimera Investment Corp.                  1,640         6,380                                                      ------------
    Corporate Office Properties                                      TOTAL FINANCIALS                                    17,154,367
      Trust(1)                                  320        12,842                                                      ------------
    Digital Realty Trust, Inc.(1)               390        21,138    HEALTH CARE -- 12.5%
    Douglas Emmett, Inc.                        610         9,376      BIOTECHNOLOGY -- 2.0%
    Duke Realty Corp.(1)                      1,310        16,244      Abraxis Bioscience, Inc.*                   89         4,606
    Equity Residential                        1,530        59,899      Alexion Pharmaceuticals, Inc.*             270        14,680
    Essex Property Trust, Inc.(1)               230        20,688      Amgen, Inc.*                            11,884       710,188
    Federal Realty Investment Trust             370        26,940      Amylin Pharmaceuticals, Inc.*(1)           380         8,546
    Health Care Property                                               Biogen Idec, Inc.*                         770        44,167
      Investors, Inc.                         1,900        62,700      BioMarin Pharmaceutical, Inc.*             300         7,011
    Health Care REIT, Inc.(1)                   800        36,184      Celgene Corp.*                           1,360        84,266
    Hospitality Properties Trust                550        13,173      Cephalon, Inc.*(1)                         253        17,148
    Host Hotels & Resorts, Inc.(1)            2,530        37,068      Dendreon Corp.*(1)                         360        13,129
                                                                       Genzyme Corp.*                           1,020        52,867
                                                                       Gilead Sciences, Inc.*                  40,627     1,847,716
                                                                       Myriad Genetics, Inc.*                     310         7,456
                                                                       OSI Pharmaceuticals, Inc.*                 210        12,505



                                                                  5
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Talecris Biotherapeutics                                           Universal Health Services,
      Holdings Corp.*                           400  $      7,968        Inc. - Class B                           480  $     16,843
    United Therapeutics Corp.*(1)               140         7,746      VCA Antech, Inc.*(1)                       370        10,371
    Vertex Pharmaceuticals, Inc.*               583        23,827      WellPoint, Inc.*                         8,110       522,122
                                                     ------------                                                      ------------
                                                        2,863,826                                                         2,798,816
                                                     ------------                                                      ------------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%                           HEALTH CARE TECHNOLOGY -- 0.0%
    Baxter International, Inc.                2,880       167,616      Allscripts Healthcare Solutions,
    Beckman Coulter, Inc.                       290        18,212        Inc.*(1)                                 300         5,868
    Becton, Dickinson & Co.(1)                1,160        91,327      Cerner Corp.*                              210        17,863
    Boston Scientific Corp.*                  6,700        48,374                                                      ------------
    C.R. Bard, Inc.(1)                          480        41,578                                                            23,731
    CareFusion Corp.*                         5,200       137,436                                                      ------------
    Covidien PLC                                 10           503      LIFE SCIENCES TOOLS & SERVICES -- 0.2%
    DENTSPLY International, Inc.                570        19,865      Bio-Rad Laboratories, Inc.
    Edwards Lifesciences Corp.*                 193        19,084        - Class A*                                90         9,317
    Gen-Probe, Inc.*                            310        15,500      Charles River Laboratories
    Hill-Rom Holdings, Inc.                     260         7,075        International, Inc.*(1)                  320        12,579
    Hologic, Inc.*                              840        15,574      Covance, Inc.*                             240        14,734
    Hospira, Inc.*                            5,570       315,540      Illumina, Inc.*(1)                         400        15,560
    Idexx Laboratories, Inc.*(1)                190        10,935      Life Technologies Corp.*                   631        32,982
    Intuitive Surgical, Inc.*(1)                100        34,813      Mettler-Toledo International, Inc.*        120        13,104
    Inverness Medical Innovations,                                     Millipore Corp.*                           220        23,232
      Inc.*(1)                                  250         9,738      PerkinElmer, Inc.                          570        13,623
    Kinetic Concepts, Inc.*                     340        16,255      Pharmaceutical Product
    Medtronic, Inc.                           5,380       242,261        Development, Inc.                        960        22,800
    ResMed, Inc.*(1)                            260        16,549      Techne Corp.                               231        14,712
    St. Jude Medical, Inc.*                   1,270        52,133      Thermo Fisher Scientific, Inc.*          1,520        78,189
    Stryker Corp.(1)                         17,470       999,633      Waters Corp.*                              310        20,937
    Teleflex, Inc.                              260        16,658                                                      ------------
    The Cooper Cos., Inc.(1)                    350        13,608                                                           271,769
    Varian Medical Systems, Inc.*(1)            450        24,898                                                      ------------
    Zimmer Holdings, Inc.*                      910        53,872      PHARMACEUTICALS -- 6.8%
                                                     ------------      Abbott Laboratories                     43,289     2,280,464
                                                        2,389,037      Allergan, Inc.                          21,040     1,374,333
                                                     ------------      Bristol-Myers Squibb Co.(1)             29,020       774,837
    HEALTH CARE PROVIDERS & SERVICES -- 1.9%                           Eli Lilly & Co.                          7,280       263,682
    Aetna, Inc.                               6,840       240,153      Endo Pharmaceuticals Holdings,
    AmerisourceBergen Corp.                   7,770       224,708        Inc.*                                    510        12,082
    Brookdale Senior Living, Inc.*(1)           470         9,790      Forest Laboratories, Inc.*               1,430        44,845
    Cardinal Health, Inc.                    14,550       524,237      Johnson & Johnson                       29,590     1,929,268
    CIGNA Corp.                               1,290        47,188      King Pharmaceuticals, Inc.*              1,330        15,641
    Community Health Systems, Inc.*             390        14,403      Merck & Co., Inc.                       59,166     2,209,850
    Coventry Health Care, Inc.*                 890        22,001      Mylan Laboratories, Inc.*(1)             1,130        25,662
    DaVita, Inc.*                               394        24,980      Perrigo Co.(1)                             260        15,267
    Emdeon, Inc. - Class A*                     150         2,478      Pfizer, Inc.                            55,897       958,634
    Express Scripts, Inc.*                      900        91,584      Valeant Pharmaceuticals
    Health Management Associates,                                        International*(1)                        230         9,869
      Inc. - Class A*                           800         6,880      Watson Pharmaceuticals, Inc.*              320        13,366
    Health Net, Inc.*                           420        10,445                                                      ------------
    Henry Schein, Inc.*                         360        21,204                                                         9,927,800
    Humana, Inc.*                               870        40,690                                                      ------------
    Laboratory Corp. of America                                      TOTAL HEALTH CARE                                   18,274,979
      Holdings*                                 510        38,612                                                      ------------
    LifePoint Hospitals, Inc.*(1)               230         8,459    INDUSTRIALS -- 9.0%
    Lincare Holdings, Inc.*(1)                  380        17,054      AEROSPACE & DEFENSE -- 1.7%
    McKesson Corp.                            1,370        90,036      Alliant Techsystems, Inc.*(1)              220        17,886
    Medco Health Solutions, Inc.*             1,840       118,790      BE Aerospace, Inc.*                        200         6,090
    MEDNAX, Inc.*                               270        15,711      General Dynamics Corp.                   1,980       152,856
    Omnicare, Inc.                              559        15,814      Goodrich Corp.                             530        37,376
    Patterson Cos., Inc.                        470        14,594      Honeywell International, Inc.            4,440       200,999
    Quest Diagnostics, Inc.(1)                  750        43,718      ITT Corp.                                  970        52,002
    Tenet Healthcare Corp.*                   1,300         7,436      L-3 Communications Holdings, Inc.        2,190       200,670
    UnitedHealth Group, Inc.                 18,320       598,515      Lockheed Martin Corp.                    2,360       196,399
                                                                       Northrop Grumman Corp.                   1,890       123,927
                                                                       Precision Castparts Corp.                  490        62,088
                                                                       Raytheon Co.                             6,180       353,001



                                                                  6
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

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Rockwell Collins, Inc.(1)                   670  $     41,935      Hubbell, Inc. - Class B(1)                 390  $     19,668
    Spirit Aerosystems Holdings, Inc.                                  Rockwell Automation, Inc.(1)               620        34,943
      - Class A*                                440        10,287      Roper Industries, Inc.                     410        23,714
    The Boeing Co.                            9,910       719,565      SunPower Corp. - Class A*(1)               190         3,591
    TransDigm Group, Inc.*                       90         4,774      Thomas & Betts Corp.*                    4,630       181,681
    United Technologies Corp.                 4,550       334,925                                                      ------------
                                                     ------------                                                         1,362,274
                                                        2,514,780                                                      ------------
                                                     ------------      INDUSTRIAL CONGLOMERATES -- 2.3%
    AIR FREIGHT & LOGISTICS -- 0.6%                                    3M Co.                                  20,910     1,747,449
    C.H. Robinson Worldwide, Inc.(1)            784        43,786      Carlisle Cos., Inc.                        390        14,859
    Expeditors International                                           General Electric Co.                    82,000     1,492,400
      Washington, Inc.                          780        28,798      McDermott International, Inc.*             980        26,382
    FedEx Corp.(1)                            1,140       106,476      Textron, Inc.(1)                         1,210        25,688
    United Parcel Service, Inc.                                        Tyco International, Ltd.                    40         1,530
      - Class B(1)                           11,310       728,477                                                      ------------
    UTi Worldwide, Inc.(1)                      400         6,128                                                         3,308,308
                                                     ------------                                                      ------------
                                                          913,665      MACHINERY -- 1.3%
                                                     ------------      AGCO Corp.*                                360        12,913
    AIRLINES -- 0.1%                                                   Bucyrus International, Inc.                210        13,858
    AMR Corp.*                                  940         8,563      Caterpillar, Inc.(1)                     3,200       201,120
    Continental Airlines, Inc.                                         Crane Co.                                  350        12,425
      - Class B*(1)                             560        12,303      Cummins, Inc.                              950        58,853
    Copa Holdings SA                            120         7,296      Danaher Corp.                            1,190        95,093
    Delta Airlines Co.*                       2,120        30,931      Deere & Co.                              1,940       115,352
    Southwest Airlines Co.                    2,930        38,735      Donaldson Co., Inc.                        230        10,378
                                                     ------------      Dover Corp.                              1,120        52,360
                                                           97,828      Eaton Corp.                                970        73,497
                                                     ------------      Flowserve Corp.                            240        26,465
    BUILDING PRODUCTS -- 0.0%                                          Gardner Denver, Inc.                       230        10,129
    Armstrong World Industries, Inc.*            40         1,452      Graco, Inc.                                490        15,680
    Lennox International, Inc.                  190         8,421      Harsco Corp.                               310         9,901
    Masco Corp.                               2,330        36,161      IDEX Corp.                                 320        10,592
    Owens Corning, Inc.*                        390         9,922      Illinois Tool Works, Inc.                2,550       120,768
                                                     ------------      John Bean Technologies Corp.                12           211
                                                           55,956      Joy Global, Inc.                         4,600       260,360
                                                     ------------      Kennametal, Inc.                           250         7,030
    COMMERCIAL SERVICES & SUPPLIES -- 0.6%                             Lincoln Electric Holdings, Inc.            200        10,866
    Avery Dennison Corp.(1)                     510        18,569      Navistar International Corp.*              380        16,997
    Cintas Corp.                                620        17,416      Oshkosh Corp.*                           5,810       234,376
    Copart, Inc.*                               240         8,544      PACCAR, Inc.(1)                          1,480        64,143
    Corrections Corp. of America*(1)            300         5,958      Pall Corp.(1)                            3,770       152,647
    Covanta Holding Corp.*                      810        13,495      Parker Hannifin Corp.                      900        58,266
    Iron Mountain, Inc.                         580        15,892      Pentair, Inc.                              620        22,084
    Pitney Bowes, Inc.                        1,430        34,964      Snap-On, Inc.                              480        20,803
    R.R. Donnelley & Sons Co.                19,470       415,684      SPX Corp.                                  230        15,254
    Republic Services, Inc.                   5,790       168,026      Terex Corp.*                               530        12,036
    Stericycle, Inc.*                           252        13,734      The Manitowoc Co., Inc.                    710         9,230
    The Brink's Co.(1)                          200         5,646      The Toro Co.(1)                            170         8,359
    Waste Connections, Inc.*                    250         8,490      Timken Co.                                 500        15,005
    Waste Management, Inc.                    2,880        99,158      Trinity Industries, Inc.(1)              7,280       145,309
                                                     ------------      Valmont Industries, Inc.                    60         4,970
                                                          825,576      WABCO Holdings, Inc.*                      150         4,488
                                                     ------------      Wabtec Corp.                               110         4,633
    CONSTRUCTION & ENGINEERING -- 0.8%                                                                                 ------------
    Aecom Technology Corp.*                     300         8,511                                                         1,906,451
    Fluor Corp.(1)                           19,320       898,573                                                      ------------
    Foster Wheeler AG*                          110         2,985      MARINE -- 0.0%
    Jacobs Engineering Group, Inc.*             550        24,855      Alexander & Baldwin, Inc.                  260         8,593
    KBR, Inc.                                   570        12,631      Kirby Corp.*(1)                            100         3,815
    Quanta Services, Inc.*                      610        11,688                                                      ------------
    The Shaw Group, Inc.*                     4,940       170,035                                                            12,408
    URS Corp.*                                  320        15,875                                                      ------------
                                                     ------------      PROFESSIONAL SERVICES -- 0.1%
                                                        1,145,153      Equifax, Inc.(1)                           660        23,628
                                                     ------------      FTI Consulting, Inc.*                      220         8,650
    ELECTRICAL EQUIPMENT -- 0.9%                                       IHS, Inc. - Class A*                       140         7,486
    AMETEK, Inc.                                480        19,901      Manpower, Inc.(1)                          460        26,275
    Emerson Electric Co.                     19,350       974,079
    First Solar, Inc.*(1)                       180        22,077
    General Cable Corp.*(1)                   3,060        82,620



                                                                  7
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Robert Half International, Inc.(1)          710  $     21,605      Teradata Corp.*                            570  $     16,467
    The Corporate Executive Board                                      Western Digital Corp.*                  11,080       432,009
      Co.(1)                                    100         2,659                                                      ------------
    The Dun & Bradstreet Corp.                  230        17,117                                                         9,217,302
    Verisk Analytics, Inc.*                     300         8,460                                                      ------------
                                                     ------------      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.3%
                                                          115,880      Agilent Technologies, Inc.*              1,290        44,363
                                                     ------------      Amphenol Corp. - Class A                   650        27,423
    ROAD & RAIL -- 0.5%                                                Arrow Electronics, Inc.*                   540        16,270
    Con-way, Inc.                               240         8,429      Avnet, Inc.*                               760        22,800
    CSX Corp.                                 1,730        88,057      AVX Corp.                                  200         2,840
    Hertz Global Holdings, Inc.*                650         6,494      Corning, Inc.                            6,340       128,131
    JB Hunt Transport Services, Inc.            380        13,634      Dolby Laboratories, Inc.*                  150         8,801
    Kansas City Southern Industries,                                   FLIR Systems, Inc.*(1)                     590        16,638
      Inc.*                                     300        10,851      Ingram Micro, Inc. - Class A*              800        14,040
    Landstar System, Inc.(1)                    190         7,976      Itron, Inc.*(1)                            170        12,337
    Norfolk Southern Corp.                    1,990       111,221      Jabil Circuit, Inc.                        940        15,219
    Ryder Systems, Inc.                         240         9,302      Molex, Inc.                                850        17,731
    Union Pacific Corp.                       7,360       539,488      National Instruments Corp.                 220         7,337
                                                     ------------      Tech Data Corp.*                           300        12,570
                                                          795,452      Trimble Navigation, Ltd.*                  350        10,052
                                                     ------------      Vishay Intertechnology, Inc.*(1)         8,370        85,625
    TRADING COMPANIES & DISTRIBUTORS -- 0.1%                                                                           ------------
    Fastenal Co.(1)                             580        27,834                                                           442,177
    GATX Corp.(1)                               290         8,309                                                      ------------
    MSC Industrial Direct Co.,                                         INTERNET SOFTWARE & SERVICES -- 2.4%
      Inc. - Class A                            290        14,709      Akamai Technologies, Inc.*                 750        23,558
    W.W. Grainger, Inc.                         310        33,517      AOL, Inc.*                                 631        15,952
    WESCO International, Inc.*                  380        13,190      eBay, Inc.*                             18,720       504,504
                                                     ------------      Equinix, Inc.*(1)                           90         8,761
                                                           97,559      Google, Inc. - Class A*                  5,005     2,837,885
                                                     ------------      IAC/InterActiveCorp.*                      630        14,326
  TOTAL INDUSTRIALS                                    13,151,290      Monster Worldwide, Inc.*(1)                620        10,298
                                                     ------------      Sohu.com, Inc.*                            100         5,460
  INFORMATION TECHNOLOGY -- 18.4%                                      VeriSign, Inc.*                            950        24,709
    COMMUNICATIONS EQUIPMENT -- 3.8%                                   WebMD Health Corp.*                        153         7,096
    ADC Telecommunications, Inc.*               280         2,047      Yahoo!, Inc.*                            4,570        75,542
    Brocade Communications Systems,                                                                                    ------------
      Inc.*(1)                                2,090        11,934                                                         3,528,091
    Ciena Corp.*(1)                             340         5,182                                                      ------------
    Cisco Systems, Inc.*                     29,400       765,282      IT SERVICES -- 1.7%
    CommScope, Inc.*                            310         8,686      Accenture PLC - Class A                     20           839
    EchoStar Corp. - Class A*                   270         5,476      Alliance Data Systems
    F5 Networks, Inc.*                          210        12,917        Corp.*(1)                                290        18,557
    Harris Corp.(1)                           4,840       229,852      Amdocs, Ltd.*                           10,120       304,713
    JDS Uniphase Corp.*(1)                      850        10,650      Automatic Data Processing,
    Juniper Networks, Inc.*                  28,940       887,879        Inc.                                   2,770       123,182
    Motorola, Inc.*(1)                        8,970        62,969      Broadridge Financial Solutions,
    QUALCOMM, Inc.                           48,700     2,044,913        Inc.                                     930        19,883
    Research in Motion, Ltd.*                18,900     1,397,655      Cognizant Technology Solutions
    Tellabs, Inc.                             1,100         8,327        Corp. - Class A*                         870        44,353
                                                     ------------      Computer Sciences Corp.*                   900        49,041
                                                        5,453,769      Convergys Corp.*                           880        10,789
                                                     ------------      DST Systems, Inc.                          270        11,192
    COMPUTERS & PERIPHERALS -- 6.3%                                    Fidelity National Information
    Apple, Inc.*                             13,250     3,112,822        Services, Inc.                         1,137        26,651
    Dell, Inc.*(1)                            9,550       143,346      Fiserv, Inc.*                              730        37,055
    Diebold, Inc.(1)                            473        15,022      Genpact, Ltd.*                             400         6,708
    EMC Corp.*(1)                             7,970       143,779      Global Payments, Inc.                      250        11,388
    Hewlett-Packard Co.                      57,490     3,055,594      Hewitt Associates, Inc. -
    International Business Machines                                      Class A*(1)                              430        17,105
      Corp.                                  14,290     1,832,693      Lender Processing Services, Inc.           370        13,968
    Lexmark International, Inc.                                        Mastercard, Inc. - Class A(1)              280        71,120
      - Class A*(1)                             530        19,122      NeuStar, Inc. - Class A*                   250         6,300
    NCR Corp.*(1)                             1,120        15,456      Paychex, Inc.(1)                         1,170        35,919
    NetApp, Inc.*                             1,170        38,095      SAIC, Inc.*(1)                           1,000        17,700
    QLogic Corp.*(1)                            490         9,947      The Western Union Co.(1)                 2,590        43,926
    SanDisk Corp.*(1)                           850        29,436      Total System Services, Inc.(1)             820        12,841
    Seagate Technology*(1)                   19,360       353,514



                                                                  8
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Visa, Inc. - Class A(1)                  17,880  $  1,627,616      Microsoft Corp.                         56,160  $  1,643,803
                                                     ------------      Novell, Inc.*                              700         4,193
                                                        2,510,846      Nuance Communications, Inc.*(1)            600         9,984
                                                     ------------      Oracle Corp.                            21,260       546,169
    OFFICE ELECTRONICS -- 0.3%                                         Red Hat, Inc.*                             730        21,367
    Xerox Corp.                              39,740       387,465      Rovi Corp.*(1)                             250         9,282
    Zebra Technologies Corp. -                                         Salesforce.com, Inc.*(1)                   320        23,824
      Class A*                                  150         4,440      Sybase, Inc.*                              410        19,114
                                                     ------------      Symantec Corp.*                          8,820       149,234
                                                          391,905      Synopsys, Inc.*                            700        15,659
                                                     ------------      VMware, Inc.*                              210        11,193
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%                                                                   ------------
    Advanced Micro Devices,                                                                                               2,821,859
      Inc.*                                   1,550        14,369                                                      ------------
    Altera Corp.(1)                           1,330        32,332    TOTAL INFORMATION TECHNOLOGY                        26,811,246
    Analog Devices, Inc.                      1,520        43,806                                                      ------------
    Applied Materials, Inc.(1)                6,480        87,350    MATERIALS -- 3.2%
    Atmel Corp.*                              1,220         6,137      CHEMICALS -- 1.8%
    Broadcom Corp. - Class A                  1,730        57,401      Air Products & Chemicals, Inc.             970        71,731
    Cree, Inc.*                                 330        23,173      Airgas, Inc.                               380        24,176
    Cypress Semiconductor Corp.*                430         4,945      Albemarle Corp.                            380        16,199
    Fairchild Semiconductor                                            Ashland, Inc.                              400        21,108
      International, Inc.*                    8,410        89,567      Cabot Corp.                                360        10,944
    Integrated Device Technology, Inc.*         690         4,230      Celanese Corp. - Series A                3,520       112,112
    Intel Corp.                              62,890     1,399,931      CF Industries Holdings, Inc.               100         9,118
    International Rectifier Corp.*              410         9,389      Cytec Industries, Inc.                     180         8,413
    Intersil Holding Corp. -                                           E.I. DuPont de Nemours & Co.             5,660       210,778
      Class A(1)                                900        13,284      Eastman Chemical Co.                       430        27,382
    KLA-Tencor Corp.                            850        26,282      Ecolab, Inc.                             1,030        45,269
    Lam Research Corp.*(1)                      610        22,765      FMC Corp.                                  330        19,978
    Linear Technology Corp.(1)                1,370        38,744      Huntsman Corp.                           1,470        17,714
    LSI Logic Corp.*                          1,800        11,016      International Flavors &
    Marvell Technology Group, Ltd.*           6,830       139,195        Fragrances, Inc.                         500        23,835
    Maxim Integrated Products, Inc.(1)        1,990        38,586      Intrepid Potash, Inc.*(1)                  100         3,033
    MEMC Electronic Materials, Inc.*(1)         940        14,410      Monsanto Co.                            15,310     1,093,440
    Microchip Technology, Inc.(1)             1,240        34,918      Nalco Holding Co.                          460        11,192
    Micron Technology, Inc.*(1)               2,370        24,624      PPG Industries, Inc.                     1,040        68,016
    National Semiconductor Corp.(1)           1,860        26,877      Praxair, Inc.(1)                         1,360       112,880
    Novellus Systems, Inc.*(1)                  440        11,000      RPM International, Inc.                    760        16,218
    NVIDIA Corp.*(1)                          1,980        34,412      Sigma-Aldrich Corp.(1)                     490        26,293
    ON Semiconductor Corp.*(1)                1,670        13,360      Terra Industries, Inc.(1)                  250        11,440
    PMC-Sierra, Inc.*                           550         4,906      The Dow Chemical Co.                     5,590       165,296
    Rambus, Inc.*(1)                            250         5,463      The Lubrizol Corp.                       3,880       355,874
    Silicon Laboratories, Inc.*(1)               80         3,814      The Mosaic Co.                             800        48,616
    Teradyne, Inc.*(1)                          450         5,027      The Scotts Miracle - Gro
    Texas Instruments, Inc.(1)                6,620       161,991        Co. - Class A                            270        12,515
    Varian Semiconductor Equipment                                     The Valspar Corp.(1)                       420        12,382
      Associates, Inc.*                         190         6,293      Valhi, Inc.                                 70         1,378
    Xilinx, Inc.(1)                           1,400        35,700                                                      ------------
                                                     ------------                                                         2,557,330
                                                        2,445,297                                                      ------------
                                                     ------------      CONSTRUCTION MATERIALS -- 0.0%
    SOFTWARE -- 1.9%                                                   Eagle Materials, Inc.(1)                   210         5,573
    Activision Blizzard, Inc.(1)              2,070        24,964      Martin Marietta Materials Corp.(1)         190        15,875
    Adobe Systems, Inc.*                      1,980        70,032      Vulcan Materials Co.(1)                    570        26,927
    ANSYS, Inc.*                                280        12,079                                                      ------------
    Autodesk, Inc.*(1)                          930        27,361                                                            48,375
    BMC Software, Inc.*                         750        28,500                                                      ------------
    CA, Inc.                                  2,080        48,818      CONTAINERS & PACKAGING -- 0.3%
    Cadence Design Systems, Inc.*             1,210         8,059      AptarGroup, Inc.                           180         7,083
    Citrix Systems, Inc.*                       630        29,906      Ball Corp.                                 450        24,021
    Compuware Corp.*                          1,080         9,072      Bemis Co., Inc.                            440        12,637
    Electronic Arts, Inc.*                    1,160        21,646      Crown Holdings, Inc.*                    5,640       152,055
    FactSet Research Systems, Inc.(1)           140        10,272      Greif, Inc. - Class A                      270        14,828
    Intuit, Inc.*(1)                          1,340        46,016      Owens-Illinois, Inc.*(1)                 1,980        70,369
    McAfee, Inc.*                               600        24,078      Packaging Corp. of America                 450        11,075
    MICROS Systems, Inc.*                       220         7,234      Pactiv Corp.*                              530        13,345
                                                                       Sealed Air Corp.                           900        18,972



                                                                  9
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Sonoco Products Co.(1)                      610  $     18,782    UTILITIES -- 2.5%
    Temple-Inland, Inc.(1)                    7,270       148,526      ELECTRIC UTILITIES -- 1.0%
                                                     ------------      Allegheny Energy, Inc.(1)                  760  $     17,480
                                                          491,693      American Electric Power Co., Inc.        2,880        98,438
                                                     ------------      DPL, Inc.                                  530        14,411
    METALS & MINING -- 0.8%                                            Duke Energy Corp.                        8,480       138,394
    AK Steel Holding Corp.                      470        10,744      Edison International                     1,820        62,189
    Alcoa, Inc.(1)                            3,810        54,254      Entergy Corp.                            1,070        87,045
    Allegheny Technologies, Inc.(1)             490        26,455      Exelon Corp.                             7,780       340,842
    Carpenter Technology Corp.(1)               380        13,908      FirstEnergy Corp.(1)                     1,820        71,144
    Cliffs Natural Resources, Inc.(1)           550        39,023      FPL Group, Inc.                          2,200       106,326
    Commercial Metals Co.                       870        13,102      Great Plains Energy, Inc.                  720        13,370
    Compass Minerals International,                                    Hawaiian Electric Industries,
      Inc.                                      200        16,046        Inc.(1)                                  750        16,838
    Freeport-McMoRan Copper &                                          ITC Holdings Corp.                         320        17,600
      Gold, Inc.(1)                           3,630       303,250      Northeast Utilities                        910        25,152
    Newmont Mining Corp.                      1,820        92,693      NV Energy, Inc.                          1,380        17,015
    Nucor Corp.(1)                            2,050        93,029      Pepco Holdings, Inc.                     1,350        23,153
    Reliance Steel & Aluminum Co.               350        17,231      Pinnacle West Capital Corp.                710        26,788
    Royal Gold, Inc.                            100         4,621      PPL Corp.                                2,100        58,191
    Schnitzer Steel Industries,                                        Progress Energy, Inc.                    1,820        71,635
      Inc. - Class A                            140         7,354      Southern Co.                             4,910       162,816
    Southern Copper Corp.                     1,980        62,707      Westar Energy, Inc.                        560        12,488
    Steel Dynamics, Inc.                      1,200        20,964                                                      ------------
    Titanium Metals Corp.*                      651        10,800                                                         1,381,315
    United States Steel Corp.(1)                720        45,734                                                      ------------
    Walter Industries, Inc.(1)                3,350       309,104      GAS UTILITIES -- 0.3%
                                                     ------------      AGL Resources, Inc.                        420        16,233
                                                        1,141,019      Atmos Energy Corp.                         410        11,714
                                                     ------------      Energen Corp.                            3,530       164,251
    PAPER & FOREST PRODUCTS -- 0.3%                                    EQT Corp.                                  550        22,550
    International Paper Co.                  12,820       315,500      National Fuel Gas Co.                      310        15,670
    MeadWestvaco Corp.(1)                       680        17,374      ONEOK, Inc.                                480        21,912
    Weyerhaeuser Co.                            590        26,710      Questar Corp.                              600        25,920
                                                     ------------      UGI Corp.                                6,690       177,553
                                                          359,584                                                      ------------
                                                     ------------                                                           455,803
  TOTAL MATERIALS                                       4,598,001                                                      ------------
                                                     ------------      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
  TELECOMMUNICATION SERVICES -- 2.0%                                   Calpine Corp.*                             950        11,295
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.8%                     Constellation Energy Group, Inc.        12,280       431,151
    AT&T, Inc.                               60,320     1,558,669      Dynegy, Inc. - Class A*                  4,730         5,960
    CenturyTel, Inc.                          2,490        88,295      Mirant Corp.*                              510         5,539
    Frontier Communications Corp.             3,200        23,808      NRG Energy, Inc.*                        5,800       121,220
    Level 3 Communications, Inc.*             4,020         6,512      Ormat Technologies, Inc.(1)                100         2,814
    Qwest Communications                                               RRI Energy, Inc.*                        1,740         6,420
      International, Inc.(1)                 16,110        84,094      The AES Corp.*                           2,810        30,910
    TW Telecom, Inc.*                           400         7,260                                                      ------------
    Verizon Communications, Inc.             29,220       906,405                                                           615,309
    Windstream Corp.(1)                       4,000        43,560                                                      ------------
                                                     ------------      MULTI-UTILITIES -- 0.8%
                                                        2,718,603      Alliant Energy Corp.                       600        19,956
                                                     ------------      Ameren Corp.                             1,450        37,816
    WIRELESS TELECOMMUNICATION SERVICES -- 0.2%                        CenterPoint Energy, Inc.                 2,600        37,336
    American Tower Corp. - Class A*           1,310        55,819      CMS Energy Corp.(1)                        770        11,904
    Crown Castle International Corp.*           940        35,936      Consolidated Edison, Inc.                1,640        73,046
    Leap Wireless International, Inc.*          490         8,016      Dominion Resources, Inc.                 3,510       144,296
    MetroPCS Communications, Inc.*(1)         1,330         9,416      DTE Energy Co.                           1,000        44,600
    NII Holdings, Inc.*                         490        20,414      Integrys Energy Group,
    SBA Communications Corp. - Class A*         410        14,789        Inc.(1)                                  520        24,638
    Sprint Nextel Corp.*                     21,290        80,902      MDU Resources Group, Inc.                  980        21,148
    Telephone & Data Systems, Inc.              430        14,556      NiSource, Inc.                          20,700       327,060
    U.S. Cellular Corp.*                         90         3,724      NSTAR                                      620        21,960
                                                     ------------      OGE Energy Corp.                           410        15,965
                                                          243,572      PG&E Corp.                               1,920        81,446
                                                     ------------      Public Service Enterprise
  TOTAL TELECOMMUNICATION SERVICES                      2,962,175        Group, Inc.                            5,500       162,360
                                                     ------------      SCANA Corp.                                840        31,576



                                                                 10
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

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

    Sempra Energy                             1,150  $     57,385
    TECO Energy, Inc.(1)                      1,230        19,545
    Vectren Corp.                               480        11,866
    Wisconsin Energy Corp.                      520        25,693
    Xcel Energy, Inc.                         2,840        60,208
                                                     ------------
                                                        1,229,804
                                                     ------------
    WATER UTILITIES -- 0.0%
    American Water Works Co., Inc.              550        11,968
    Aqua America, Inc.                          300         5,271
                                                     ------------
                                                           17,239
                                                     ------------
  TOTAL UTILITIES                                       3,699,470
                                                     ------------
  TOTAL COMMON STOCK
    (Cost $106,770,301)                               133,189,855
                                                     ------------
RIGHTS -- 0.0%
    Fresenius Kabi Pharmaceuticals
      Holding, Inc.*
      (Cost $0)                                 132            20
                                                     ------------
EXCHANGE-TRADED FUNDS -- 7.6%
    iShares Russell 1000 Growth
      Index Fund                            210,000    10,909,500
    iShares Russell 1000 Index Fund(1)        3,900       252,018
                                                     ------------
  TOTAL EXCHANGE-TRADED FUNDS
    (Cost $11,194,027)                                 11,161,518
                                                     ------------
SHORT TERM INVESTMENTS -- 0.7%
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series
      (Cost $964,069)                       964,069       964,069
                                                     ------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
  SECURITIES -- 19.6%
    Institutional Money Market Trust
      (Cost $28,652,973)                 28,652,973    28,652,973
                                                     ------------
TOTAL INVESTMENTS -- 119.1%
    (Cost $147,581,370)+,(2)                         $173,968,435
LIABILITIES IN EXCESS OF OTHER ASSETS -- (19.1)%      (27,899,756)
                                                     ------------
NET ASSETS -- 100.0%                                 $146,068,679
                                                     ============

*    Non-income producing security.
+    The cost for Federal income tax purposes is $150,832,163. At
     March 31, 2010, net unrealized appreciation was $23,136,272.
     This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $23,980,815 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $844,543.
(1)  Security partially or fully on loan.
(2) At March 31, 2010, the market value of securities on loan for the Fund was $9,422,710.



                                                                 11

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010:

                                                                                                     LEVEL 2 -         LEVEL 3 -
                                                                 TOTAL VALUE AT                     SIGNIFICANT       SIGNIFICANT
                                                                   MARCH 31,        LEVEL 1 -        OBSERVABLE       UNOBSERVABLE
                                                                      2010        QUOTED PRICES        INPUTS            INPUTS
                                                                --------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Common Stocks                                                   $   133,189,855  $   133,189,855  $            --  $              --
Exchange-Traded Funds                                                11,161,518       11,161,518               --                 --
Rights                                                                       20               20               --                 --
Short-Term Investments                                               29,617,042       29,617,042               --                 --
                                                                --------------------------------------------------------------------
Total                                                           $   173,968,435  $   173,968,435  $            --  $              --
                                                                --------------------------------------------------------------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)
 (Showing Percentage of Net Assets)
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
COMMON STOCK -- 99.3%                                                  Ameristar Casinos, Inc.(1)               1,985  $     36,167
  CONSUMER DISCRETIONARY -- 14.9%                                      Bally Technologies, Inc.*(1)             3,806       154,295
    AUTO COMPONENTS -- 0.9%                                            Benihana, Inc. - Class A*(1)               380         2,470
    American Axle & Manufacturing                                      BJ's Restaurants, Inc.*(1)               1,520        35,416
      Holdings, Inc.*(1)                      4,345  $     43,363      Bluegreen Corp.*                         1,037         3,391
    Amerigon, Inc.*                           1,907        19,280      Bob Evans Farms, Inc.                    2,206        68,187
    ArvinMeritor, Inc.*(1)                    5,150        68,752      Buffalo Wild Wings, Inc.*(1)             1,072        51,574
    China Automotive Systems, Inc.*             550        12,710      California Pizza Kitchen, Inc.*          1,437        24,127
    Cooper Tire & Rubber Co.                  4,126        78,477      CEC Entertainment, Inc.*                 1,778        67,724
    Dana Holding Corp.*                       9,230       109,652      Churchill Downs, Inc.(1)                   822        30,825
    Dorman Products, Inc.*                      796        15,116      CKE Restaurants, Inc.                    3,197        35,391
    Drew Industries, Inc.*                    1,034        22,769      Cracker Barrel Old Country Store,
    Exide Technologies*(1)                    4,272        24,564        Inc.                                   1,672        77,547
    Fuel Systems Solutions, Inc.*(1)            856        27,358      Denny's Corp.*                           7,910        30,374
    Hawk Corp. - Class A*                       320         6,240      DineEquity, Inc.*                        1,192        47,120
    Modine Manufacturing Co.*(1)              2,995        33,664      Domino's Pizza, Inc.*(1)                 2,424        33,063
    Raser Technologies, Inc.*(1)              3,873         3,873      Dover Downs Gaming &
    Spartan Motors, Inc.                      3,109        17,410       Entertainment, Inc.                       744         2,946
    Standard Motor Products, Inc.             1,590        15,773      Einstein Noah Restaurant Group,
    Stoneridge, Inc.*                           488         4,826        Inc.*                                    704         8,554
    Superior Industries International,                                 Gaylord Entertainment Co.*(1)            2,604        76,271
      Inc.(1)                                 1,286        20,679      Great Wolf Resorts, Inc.*                  310           986
    Tenneco, Inc.*                            3,850        91,052      Interval Leisure Group, Inc.*            2,940        42,806
    Wonder Auto Technology, Inc.*(1)          1,244        13,162      Isle of Capri Casinos, Inc.*(1)            941         7,321
                                                     ------------      Jack in the Box, Inc.*                   3,916        92,222
                                                          628,720      Krispy Kreme Doughnuts, Inc.*            3,530        14,191
                                                     ------------      Lakes Entertainment, Inc.*                 110           253
    AUTOMOBILES -- 0.1%                                                Landry's Restaurants, Inc.*(1)             205         3,674
    Winnebago Industries, Inc.*(1)            2,045        29,877      Life Time Fitness, Inc.*(1)              2,737        76,910
                                                     ------------      Luby's, Inc.*                            2,591        10,209
    DISTRIBUTORS -- 0.0%                                               McCormick & Schmick's Seafood
    Audiovox Corp. - Class A*                 1,628        12,666        Restaurants, Inc.*                     1,200        12,084
    Core-Mark Holding Co., Inc.*                493        15,091      Monarch Casino & Resort, Inc.*             928         7,925
                                                     ------------      Morgans Hotel Group Co.*                 2,433        15,596
                                                           27,757      Multimedia Games, Inc.*                    880         3,432
                                                     ------------      O'Charley's, Inc.*(1)                    1,730        15,466
    DIVERSIFIED CONSUMER SERVICES -- 1.3%                              Orient-Express Hotels, Ltd. -
    American Public Education, Inc.*          1,275        59,415        Class A*(1)                            5,860        83,095
    Bridgepoint Education, Inc.*                890        21,876      Papa John's International, Inc.*(1)      1,356        34,863
    Capella Education Co.*                      915        84,949      Peet's Coffee & Tea, Inc.*                 620        24,583
    ChinaCast Education Corp.*                1,440        10,526      PF Chang's China Bistro, Inc.*           1,571        69,328
    Coinstar, Inc.*(1)                        2,108        68,510      Pinnacle Entertainment, Inc.*            3,427        33,379
    Corinthian Colleges, Inc.*(1)             5,751       101,160      Red Robin Gourmet Burgers, Inc.*(1)        992        24,245
    Grand Canyon Education, Inc.*             1,164        30,427      Ruby Tuesday, Inc.*                      4,640        49,045
    Jackson Hewitt Tax Service,                                        Ruth's Hospitality Group, Inc.*          2,410        12,773
      Inc.*(1)                                2,188         4,376      Shuffle Master, Inc.*                    4,370        35,790
    K12, Inc.*(1)                             1,490        33,093      Sonic Corp.*(1)                          4,565        50,443
    Learning Tree International, Inc.*          720        10,130      Speedway Motorsports, Inc.(1)              441         6,884
    Lincoln Educational Services Corp.*         538        13,611      Texas Roadhouse, Inc.*(1)                3,965        55,074
    Mac-Gray Corp.                              380         4,290      The Cheesecake Factory, Inc.*(1)         4,046       109,485
    Matthews International Corp. -                                     The Marcus Corp.                         1,587        20,615
      Class A(1)                              2,392        84,916      The Steak N Shake Co.*                      70        26,689
    Pre-Paid Legal Services, Inc.*(1)           535        20,250      Town Sports International
    Princeton Review, Inc.*(1)                  850         2,967        Holdings, Inc.*                        1,220         4,770
    Regis Corp.(1)                            3,528        65,903      Universal Travel Group*                    540         5,351
    Sotheby's Holdings, Inc.(1)               4,662       144,942      Vail Resorts, Inc.*(1)                   2,000        80,180
    Steiner Leisure, Ltd.*                    1,125        49,860      Youbet.com, Inc.*                          850         2,499
    Stewart Enterprises, Inc. - Class                                                                                  ------------
      A(1)                                    6,239        38,994                                                         1,842,904
    Universal Technical Institute,                                                                                     ------------
      Inc.*                                   1,561        35,622      HOUSEHOLD DURABLES -- 1.3%
                                                     ------------      American Greetings Corp. - Class
                                                          885,817        A(1)                                   2,437        50,787
                                                     ------------
    HOTELS, RESTAURANTS & LEISURE -- 2.6%
    AFC Enterprises, Inc.*                    1,165        12,500
    Ambassadors Group, Inc.                   1,158        12,796



                                                                  1

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Beazer Homes USA, Inc.*(1)                4,870  $     22,110      CKX, Inc.*                               4,616  $     28,296
    Blyth, Inc.                                 210         6,563      Dolan Media Co.*                         2,109        22,925
    Brookfield Homes Corp.*                   1,560        13,634      E.W. Scripps Co. - Class A*              2,190        18,506
    Cavco Industries, Inc.*                     405        13,827      Fisher Communications, Inc.*               627         8,841
    CSS Industries, Inc.                        658        13,226      Global Sources, Ltd.*                      868         5,651
    Ethan Allen Interiors, Inc.(1)            1,636        33,751      Harte-Hanks, Inc.                        3,036        39,043
    Furniture Brands International,                                    Journal Communications, Inc. -
      Inc.*(1)                                3,380        21,733        Class A*                               3,820        16,044
    Helen of Troy, Ltd.*                      1,973        51,416      Knology, Inc.*                           2,369        31,839
    Hooker Furniture Corp.                      861        13,845      LIN TV Corp. - Class A*                    870         5,003
    Hovnanian Enterprises, Inc. -                                      Live Nation Entertainment, Inc.*(1)      9,246       134,067
      Class A*(1)                             3,193        13,890      Lodgenet Entertainment Corp.*              890         6,203
    iRobot Corp.*                             1,170        17,737      Martha Stewart Living Omnimedia,
    La-Z-Boy, Inc.*(1)                        3,826        47,978        Inc. - Class A*                        1,923        10,730
    M/I Homes, Inc.*                          1,164        17,053      Mediacom Communications Corp. -
    Meritage Homes Corp.*                     1,902        39,942        Class A*                               3,685        21,926
    National Presto Industries, Inc.            382        45,424      National CineMedia, Inc.                 2,592        44,738
    Ryland Group, Inc.                        2,981        66,894      Outdoor Channel Holdings, Inc.*          1,170         7,710
    Sealy Corp.*                              4,055        14,192      PRIMEDIA, Inc.                           1,510         5,194
    Skyline Corp.                               539        10,025      RCN Corp.*                               2,648        39,932
    Standard Pacific Corp.*(1)                4,740        21,425      Reading International, Inc. -
    Tempur-Pedic International, Inc.*         5,078       153,152        Class A*                                 470         2,007
    Tupperware Brands Corp.                   4,409       212,602      Rentrak Corp.*                             380         8,189
    Universal Electronics, Inc.*                898        20,061      Scholastic Corp.                         1,536        43,008
                                                     ------------      Sinclair Broadcast Group, Inc. -
                                                          921,267        Class A*                               3,568        18,125
                                                     ------------      Valassis Communications, Inc.*           3,350        93,231
    INTERNET & CATALOG RETAIL -- 0.5%                                  World Wrestling Entertainment,
    1-800-FLOWERS.COM, Inc. - Class A*        3,112         7,811        Inc. - Class A                         1,177        20,362
    Blue Nile, Inc.*                            942        51,829                                                      ------------
    Drugstore.com, Inc.*(1)                   4,810        17,172                                                           809,464
    Gaiam, Inc. - Class A                     1,143         9,487                                                      ------------
    HSN, Inc.*                                2,580        75,955      MULTILINE RETAIL -- 0.4%
    NutriSystem, Inc.(1)                      2,409        42,904      99 Cents Only Stores*                    3,510        57,213
    Orbitz Worldwide, Inc.*                   3,179        22,603      Dillard's, Inc. - Class A                3,302        77,927
    Overstock.com, Inc.*(1)                   1,162        18,883      Fred's, Inc. - Class A(1)                1,802        21,588
    PetMed Express, Inc.(1)                   2,107        46,712      Retail Ventures, Inc.*                   2,100        19,971
    Shutterfly, Inc.*                         1,602        38,592      Saks, Inc.*(1)                           9,290        79,894
    Vitacost.com, Inc.*                         900        10,845      Tuesday Morning Corp.*                   1,800        11,862
                                                     ------------                                                      ------------
                                                          342,793                                                           268,455
                                                     ------------                                                      ------------
    LEISURE EQUIPMENT & PRODUCTS -- 0.7%                               SPECIALTY RETAIL -- 3.6%
    Brunswick Corp.(1)                        6,101        97,433      America's Car-Mart, Inc.*(1)               750        18,090
    Callaway Golf Co.(1)                      3,621        31,937      AnnTaylor Stores Corp.*                  4,370        90,459
    Eastman Kodak Co.*(1)                    17,920       103,757      Asbury Automotive Group, Inc.*           2,524        33,569
    JAKKS Pacific, Inc.*(1)                   1,238        16,156      Bebe Stores, Inc.(1)                     2,106        18,743
    Leapfrog Enterprises, Inc.*               2,987        19,565      Big 5 Sporting Goods Corp.               1,932        29,405
    Marine Products Corp.*                    1,100         6,600      Borders Group, Inc.*                       560           963
    Polaris Industries, Inc.(1)               2,097       107,282      Brown Shoe Co., Inc.                     2,505        38,777
    Pool Corp.(1)                             3,205        72,561      Build-A-Bear Workshop, Inc.*             1,721        12,254
    RC2 Corp.*(1)                             1,462        21,886      Cabela's, Inc.*(1)                       3,094        54,114
    Smith & Wesson Holdings Corp.*            1,877         7,095      Charming Shoppes, Inc.*                  7,360        40,186
    Sport Supply Group, Inc.                    140         1,882      Christopher & Banks Corp.                2,415        19,320
    Steinway Musical Instruments, Inc.*         568        10,695      Citi Trends, Inc.*                       1,246        40,420
    Sturm, Ruger & Co., Inc.(1)               1,720        20,623      Coldwater Creek, Inc.*(1)                3,900        27,066
                                                     ------------      Collective Brands, Inc.*                 4,397        99,988
                                                          517,472      Conn's, Inc.*                              861         6,742
                                                     ------------      Destination Maternity Corp.*               480        12,317
    MEDIA -- 1.2%                                                      Dress Barn, Inc.*                        4,127       107,962
    Arbitron, Inc.                            1,634        43,562      DSW, Inc. - Class A*(1)                  1,097        28,006
    Ascent Media Corp. - Class A*             1,040        28,340      Genesco, Inc.*                           1,731        53,678
    Belo Corp. - Class A                      7,040        48,013      Group 1 Automotive, Inc.*                1,444        46,006
    Carmike Cinemas, Inc.*                    1,090        15,118      Haverty Furniture Cos., Inc.               977        15,945
    Cinemark Holdings, Inc.                   2,337        42,861



                                                                  2

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    hhgregg, Inc.*(1)                         1,095  $     27,638      Lululemon Athletica, Inc.*               2,763  $    114,664
    Hibbett Sports, Inc.*                     1,954        49,983      Maidenform Brands, Inc.*                 1,289        28,165
    Hot Topic, Inc.*                          3,051        19,832      Movado Group, Inc.*(1)                     565         6,373
    J. Crew Group, Inc.*(1)                   3,486       160,007      Oxford Industries, Inc.                    870        17,687
    Jo-Ann Stores, Inc.*                      1,862        78,167      Perry Ellis International, Inc.*           647        14,655
    Jos. A. Bank Clothiers, Inc.*(1)          1,190        65,034      Quiksilver, Inc.*                        8,130        38,455
    Kirkland's, Inc.*                           690        14,490      Skechers U.S.A., Inc. - Class A*         2,143        77,834
    Lithia Motors, Inc. - Class A*(1)         1,680        10,752      Steven Madden, Ltd.*                       996        48,605
    Lumber Liquidators Holdings, Inc.*          991        26,430      The Timberland Co. - Class A*            2,915        62,206
    Midas, Inc.*                              1,154        13,017      The Warnaco Group, Inc.*                 3,111       148,426
    Monro Muffler Brake, Inc.(1)                888        31,755      True Religion Apparel, Inc.*(1)          1,867        56,682
    New York & Co., Inc.*                     2,080         9,963      Under Armour, Inc.- Class A*(1)          2,073        60,967
    OfficeMax, Inc.*                          5,550        91,131      Unifi, Inc.*                             3,200        11,648
    Pacific Sunwear of California,                                     Unifirst Corp.                             838        43,157
      Inc.*                                   4,290        22,780      Volcom, Inc.*(1)                         1,133        22,116
    Pier 1 Imports, Inc.*(1)                  7,810        49,750      Weyco Group, Inc.                        1,011        23,779
    Rent-A-Center, Inc.*                      4,864       115,034      Wolverine World Wide, Inc.(1)            3,236        94,362
    Rex Stores Corp.*                           790        12,798                                                      ------------
    Rue21, Inc.*                                320        11,094                                                         1,642,789
    Sally Beauty Holdings, Inc.*              6,603        58,899                                                      ------------
    Shoe Carnival, Inc.*                        369         8,435    TOTAL CONSUMER DISCRETIONARY                        10,432,893
    Sonic Automotive, Inc. - Class A*         2,328        25,608                                                      ------------
    Stage Stores, Inc.                        2,898        44,600    CONSUMER STAPLES -- 3.0%
    Stein Mart, Inc.*                         1,090         9,843      BEVERAGES -- 0.2%
    Syms Corp.*                                 760         7,570      Coca-Cola Bottling Co.
    Systemax, Inc.(1)                           442         9,609        Consolidated(1)                          251        14,724
    Talbots, Inc.*(1)                         2,080        26,957      Heckmann Corp.*                          6,140        35,612
    The Buckle, Inc.(1)                       1,835        67,455      National Beverage Corp.                  1,170        13,010
    The Cato Corp. - Class A                  1,653        35,440      The Boston Beer Co., Inc. - Class
    The Children's Place Retail                                          A*                                       725        37,889
      Stores, Inc.*(1)                        1,418        63,172                                                      ------------
    The Finish Line, Inc. - Class A(1)        3,054        49,841                                                           101,235
    The Gymboree Corp.*(1)                    1,945       100,420                                                      ------------
    The Men's Wearhouse, Inc.(1)              3,579        85,681      FOOD & STAPLES RETAILING -- 0.8%
    The Pep Boys - Manny, Moe & Jack          3,983        40,029      Arden Group, Inc. - Class A                 53         5,633
    The Wetseal, Inc. - Class A*              4,736        22,543      Casey's General Stores, Inc.(1)          3,286       103,180
    Tractor Supply Co.                        2,484       144,196      Diedrich Coffee, Inc.*                     110         3,828
    Ulta Salon Cosmetics & Fragrance,                                  Great Atlantic & Pacific Tea Co.,
      Inc.*                                   2,051        46,394        Inc.*(1)                               1,420        10,891
    Vitamin Shoppe, Inc.*                     1,160        26,042      Ingles Markets, Inc. - Class A             995        14,955
    West Marine, Inc.*                          370         4,015      Nash-Finch Co.                             498        16,758
    Zale Corp.*(1)                            2,342         6,417      PriceSmart, Inc.(1)                      1,146        26,645
    Zumiez, Inc.*                             1,403        28,747      Ruddick Corp.(1)                         2,840        89,858
                                                     ------------      Spartan Stores, Inc.                     1,679        24,211
                                                        2,515,578      Susser Holdings Corp.*                     831         7,022
                                                     ------------      The Andersons, Inc.                      1,415        47,374
    TEXTILES, APPAREL & LUXURY GOODS -- 2.3%                           The Pantry, Inc.*                        1,660        20,733
    American Apparel, Inc.*(1)                2,943         8,917      United Natural Foods, Inc.*              2,887        81,211
    Carter's, Inc.*                           3,621       109,173      Village Super Market - Class A             650        18,220
    Cherokee, Inc.(1)                           628        11,304      Weis Markets, Inc.                         538        19,562
    Columbia Sportswear Co.                     603        31,676      Winn-Dixie Store, Inc.*                  3,801        47,474
    Crocs, Inc.*(1)                           6,050        53,058                                                      ------------
    Deckers Outdoor Corp.*                      877       121,026                                                           537,555
    Fossil, Inc.*                             3,447       130,090                                                      ------------
    Fuqi International, Inc.*(1)                830         9,047      FOOD PRODUCTS -- 1.3%
    G-III Apparel Group, Ltd.*                1,177        32,438      AgFeed Industries, Inc.*(1)              2,450        10,755
    Iconix Brand Group, Inc.*(1)              4,945        75,955      Alico, Inc.                                220         5,555
    Jones Apparel Group, Inc.                 5,810       110,506      American Dairy, Inc.*(1)                   738        14,133
    K-Swiss, Inc. - Class A*                  2,058        21,527      American Italian Pasta Co. - Class
    Kenneth Cole Productions, Inc. -                                     A*(1)                                  1,300        50,531
      Class A*                                  850        10,888      B&G Foods, Inc. - Class A                1,866        19,556
    Liz Claiborne, Inc.*(1)                   6,380        47,403      Cal-Maine Foods, Inc.(1)                   792        26,841
                                                                       Calavo Growers, Inc.(1)                    677        12,348
                                                                       Chiquita Brands International,
                                                                         Inc.*                                  2,611        41,071
                                                                       Darling International, Inc.*             5,437        48,715
                                                                       Diamond Foods, Inc.                        945        39,728
                                                                       Dole Food Co., Inc.*                     2,000        23,700



                                                                  3

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Farmer Brothers Co.                         388  $      7,271      Cal Dive International, Inc.*            1,939  $     14,213
    Fresh Del Monte Produce, Inc.*            2,439        49,390      CARBO Ceramics, Inc.(1)                  1,298        80,917
    Griffin Land & Nurseries, Inc.              246         7,146      Complete Production Services, Inc.*      4,346        50,196
    Harbinger Group, Inc.*                    1,670        11,306      Dawson Geophysical Co.*                    663        19,386
    HQ Sustainable Maritime                                            Dril-Quip, Inc.*                         2,068       125,817
      Industries, Inc.*                         735         4,410      ENGlobal, Corp.*                         2,143         5,936
    Imperial Sugar Co.                        1,036        16,068      Geokinetics, Inc.*                         690         4,975
    J&J Snack Foods Corp.                     1,014        44,079      Global Industries, Ltd.*                 6,900        44,298
    Lancaster Colony Corp.(1)                 1,392        82,072      Gulf Island Fabrication, Inc.              813        17,683
    Lance, Inc.                               2,081        48,134      Gulfmark Offshore, Inc. - Class A*       1,221        32,418
    Omega Protein Corp.*                         46           264      Hercules Offshore, Inc.*                 7,990        34,437
    Overhill Farms, Inc.*                       960         5,597      Hornbeck Offshore Services, Inc.*        1,988        36,917
    Sanderson Farms, Inc.                     1,271        68,138      ION Geophysical Corp.*                   6,197        30,489
    Seneca Foods Corp. - Class A*               580        16,890      Key Energy Services, Inc.*               8,850        84,517
    Smart Balance, Inc.*                      4,149        26,886      Lufkin Industries, Inc.(1)               1,010        79,941
    Synutra International, Inc.*(1)           1,379        31,179      Matrix Service Co.*                      1,633        17,571
    The Hain Celestial Group, Inc.*(1)        2,963        51,408      Natural Gas Services Group, Inc.*          594         9,427
    Tootsie Roll Industries, Inc.(1)          2,021        54,631      Newpark Resources, Inc.*                 7,422        38,965
    TreeHouse Foods, Inc.*(1)                 1,932        84,757      Oyo Geospace Corp.*                        291        13,913
    Zhongpin, Inc.*                           1,294        16,434      Parker Drilling Co.*                     9,284        45,770
                                                     ------------      Petroleum Helicopters, Inc.*             1,015        21,498
                                                          918,993      Pioneer Drilling Co.*                    4,058        28,568
                                                     ------------      RPC, Inc.                                1,859        20,691
    HOUSEHOLD PRODUCTS -- 0.1%                                         Sulphco, Inc.*(1)                        1,280           371
    Central Garden & Pet Co. - Class A*       3,354        30,723      Superior Well Services, Inc.*(1)         1,199        16,043
    Oil-Dri Corp. of America                    710        13,724      T-3 Energy Services, Inc.*(1)              803        19,722
    Orchids Paper Products Co.*                 190         3,126      Tetra Technologies, Inc.*                5,140        62,811
    WD-40 Co.(1)                                864        28,365      Union Drilling, Inc.*                       50           308
                                                     ------------      Vantage Drilling Co.*                    8,160        12,077
                                                           75,938      Willbros Group, Inc.*(1)                 2,478        29,761
                                                     ------------                                                      ------------
    PERSONAL PRODUCTS -- 0.4%                                                                                             1,152,461
    American Oriental Bioengineering,                                                                                  ------------
      Inc.*                                   3,929        16,030      OIL, GAS & CONSUMABLE FUELS -- 3.3%
    China Sky One Medical, Inc.*                599         9,410      Alon USA Energy, Inc.(1)                 1,174         8,512
    China-Biotics, Inc.*(1)                     860        15,403      Apco Oil and Gas International,
    Elizabeth Arden, Inc.*                    1,987        35,766        Inc.                                     600        16,236
    International Parfums, Inc.               1,208        17,903      Approach Resources, Inc.*                  780         7,082
    Mannatech, Inc.                           1,390         4,643      Arena Resources, Inc.*                   2,830        94,522
    Medifast, Inc.*(1)                          990        24,879      Atlas Energy, Inc.*                      4,668       145,268
    Nu Skin Enterprises, Inc. - Class A       3,388        98,591      ATP Oil & Gas Corp.*(1)                  2,932        55,151
    Nutraceutical International Corp.*          460         6,872      Berry Petroleum Co. - Class A            3,384        95,293
    Prestige Brands Holdings, Inc.*           2,497        22,473      Bill Barret Corp.*                       2,685        82,456
    Revlon, Inc. - Class A*(1)                  920        13,662      BPZ Resources, Inc.*(1)                  6,873        50,517
    Schiff Nutrition International,                                    Brigham Exploration Co.*                 6,703       106,913
      Inc.                                      195         1,595      Carrizo Oil & Gas, Inc.*(1)              1,706        39,153
    The Female Health Co.                     1,630        11,687      Cheniere Energy, Inc.*                   3,527        10,898
    USANA Health Sciences, Inc.*(1)             355        11,150      Clayton Williams Energy, Inc.*             483        16,895
                                                     ------------      Clean Energy Fuels Corp.*                2,769        63,078
                                                          290,064      Cloud Peak Energy, Inc.*                   990        16,474
                                                     ------------      Contango Oil & Gas Co.*                    749        38,311
    TOBACCO -- 0.2%                                                    Crosstex Energy, Inc.*                   2,043        17,754
    Alliance One International,                                        CVR Energy, Inc.*                        2,326        20,353
      Inc.*(1)                                6,152        31,313      Delek US Holdings, Inc.(1)               1,412        10,279
    Star Scientific, Inc.*(1)                 5,009        12,773      Delta Petroleum Corp.*(1)               12,103        17,065
    Universal Corp.(1)                        1,652        87,044      DHT Maritime, Inc.                       2,873        11,262
    Vector Group, Ltd.(1)                     2,609        40,257      Endeavour International Corp.*           3,950         5,017
                                                     ------------      Evergreen Energy, Inc.*(1)              19,060         3,431
                                                          171,387      FX Energy, Inc.*                         2,273         7,796
                                                     ------------      General Maritime Corp.(1)                4,533        32,592
  TOTAL CONSUMER STAPLES                                2,095,172      Georesources, Inc.*                        564         8,612
                                                     ------------      GMX Resources, Inc.*(1)                  1,310        10,768
  ENERGY -- 5.0%                                                       Golar LNG, Ltd.*                         2,458        28,759
    ENERGY EQUIPMENT & SERVICES -- 1.7%
    Allis-Chalmers Energy, Inc.*              4,474        15,838
    Basic Energy Services, Inc.*              1,782        13,739
    Bolt Technology Corp.*                      757         8,562
    Boots & Coots, Inc.*                      3,870         9,404
    Bristow Group, Inc.*                      2,511        94,740
    Bronco Drilling Co., Inc.*                2,243        10,542



                                                                  4
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Goodrich Petroleum Corp.*(1)              1,255  $     19,628      E*TRADE Group, Inc.*(1)                103,890  $    171,418
    Gran Tierra Energy, Inc.*                14,612        86,211      Epoch Holding Corp.                        940        10,613
    Green Plains Renewable Energy,                                     Evercore Partners, Inc. - Class
      Inc.*(1)                                  230         3,282        A(1)                                     873        26,190
    Gulfport Energy Corp.*                    2,130        23,941      FBR Capital Markets Corp.*                 160           728
    Harvest Natural Resources, Inc.*          2,549        19,194      Fifth Street Finance Corp.               2,219        25,763
    International Coal Group, Inc.*           8,070        36,880      GAMCO Investors, Inc. - Class A            382        17,381
    Isramco, Inc.*                               40         2,622      GFI Group, Inc.                          5,181        29,946
    James River Coal Co.*(1)                  1,482        23,564      Gladstone Capital Corp.                  1,702        20,084
    Knightsbridge Tankers, Ltd.                 863        14,619      Gladstone Investment Corp.               1,707        10,208
    McMoRan Exploration Co.*(1)               5,118        74,876      Harris & Harris Group, Inc.*             2,760        12,724
    Nordic American Tanker Shipping           3,288        99,528      Hercules Technology Growth
    Northern Oil And Gas, Inc.*               2,720        43,112        Capital, Inc.                          3,006        31,833
    Oilsands Quest, Inc.*                    18,680        13,808      International Assets Holding
    Panhandle Oil and Gas, Inc. -                                        Corp.*(1)                              1,026        15,359
      Class A                                   586        13,847      JMP Group, Inc.                            900         7,650
    Patriot Coal Corp.*(1)                    4,970       101,686      Kayne Anderson Energy Development
    Penn Virginia Corp.                       3,184        78,008        Co.                                      257         4,153
    Petroleum Development Corp.*              1,469        34,037      KBW, Inc.*(1)                            2,523        67,869
    Petroquest Energy, Inc.*                  2,773        13,948      Knight Capital Group, Inc. - Class
    Rex Energy Corp.*                         2,125        24,204        A*                                     6,192        94,428
    Rosetta Resources, Inc.*(1)               3,678        86,617      Kohlberg Capital Corp.(1)                  937         5,303
    Ship Finance International, Ltd.(1)       3,214        57,075      LaBranche & Co., Inc.*                   4,585        24,117
    Southern Union Co.                            1            24      Main Street Capital Corp.                  750        11,707
    Stone Energy Corp.*                       2,724        48,351      MCG Capital Corp.*                       4,890        25,477
    Swift Energy Co.*                         2,546        78,264      MF Global Holdings, Ltd.*(1)             6,480        52,294
    Syntroleum Corp.*                         3,350         7,102      MVC Capital, Inc.                        1,994        27,059
    Teekay Tankers, Ltd.- Class A(1)            948        11,916      NGP Capital Resources Co.                1,789        15,242
    Toreador Resources Corp.*                 2,589        21,178      Oppenheimer Holdings, Inc. - Class
    Uranerz Energy Corp.*                     6,710        12,481        A                                        870        22,194
    Uranium Energy Corp.*(1)                  5,180        16,680      optionsXpress Holdings, Inc.*            2,549        41,523
    USEC, Inc.*(1)                            7,315        42,208      PennantPark Investment Corp.             1,260        13,054
    Vaalco Energy, Inc.                       2,127        10,507      Penson Worldwide, Inc.*                  1,568        15,790
    Venoco, Inc.*                             1,430        18,347      Piper Jaffray Cos.*(1)                   1,330        53,599
    W&T Offshore, Inc.(1)                     3,020        25,368      Prospect Capital Corp.(1)                3,586        43,570
    Warren Resources, Inc.*                   3,150         7,938      Pzena Investment Management, Inc.
    Western Refining, Inc.*(1)                3,525        19,388        - Class A*                               665         5,074
    Westmoreland Coal Co.*                      900        11,358      Riskmetrics Group, Inc.*                 1,254        28,353
    World Fuel Services Corp.                 4,234       112,794      Safeguard Scientifics, Inc.*             1,185        15,405
    Zion Oil & Gas, Inc.*(1)                    836         5,175      Sanders Morris Harris Group, Inc.        1,795        11,111
                                                     ------------      Stifel Financial Corp.*(1)               1,987       106,801
                                                        2,340,213      SWS Group, Inc.                          2,087        24,063
                                                     ------------      Teton Advisors, Inc.                        10           115
  TOTAL ENERGY                                          3,492,674      Thomas Weisel Partners Group, Inc.*         76           298
                                                     ------------      TICC Capital Corp.                       1,004         6,616
  FINANCIALS -- 20.7%                                                  TradeStation Group, Inc.*                1,440        10,094
    CAPITAL MARKETS -- 2.6%                                            Triangle Capital Corp.                   1,000        14,040
    Allied Capital Corp.*                    11,140        55,366      US Global Investors, Inc.- Class A       1,229        12,155
    American Capital Ltd.*                   19,940       101,295      Virtus Investment Partners, Inc.*          503        10,482
    Apollo Investment Corp.                  12,032       153,167      Westwood Holdings Group, Inc.              600        22,080
    Ares Capital Corp.                        9,400       139,496                                                      ------------
    Artio Global Investors, Inc.              1,000        24,740                                                         1,805,884
    BGC Partners, Inc. - Class A              3,270        19,980                                                      ------------
    Blackrock Kelso Capital Corp.             1,170        11,653      COMMERCIAL BANKS -- 5.9%
    Broadpoint Gleacher Securities                                     1st Source Corp.                           838        14,707
      Group, Inc.*                            4,075        16,300      Alliance Financial Corp.                   150         4,422
    Calamos Asset Management, Inc. -                                   American National Bankshares, Inc.         630        12,694
      Class A                                 1,785        25,597      Ameris Bancorp                           1,127        10,173
    Capital Southwest Corp.                     262        23,811      Ames National Corp.                        481         9,644
    Cohen & Steers, Inc.(1)                   1,213        30,276      Arrow Financial Corp.(1)                 1,042        28,019
    Cowen Group, Inc. - Class A*              2,260        12,792      Auburn National Bancorporation,
    Diamond Hill Investment Group, Inc.         160        10,976        Inc.(1)                                  150         3,098
    Duff & Phelps Corp. - Class A               984        16,472      Bancfirst Corp.                            414        17,351



                                                                  5
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Banco Latinoamericano De
      Exportaciones SA                        1,344  $     19,300      IBERIABANK Corp.                         1,334  $     80,053
    Bancorp Rhode Island, Inc.                  430        11,760      Independent Bank
    Bank of Marin BanCorp.                      240         7,939        Corp./Massachusetts                    1,216        29,987
    Bank of the Ozarks, Inc.(1)                 646        22,733      International Bancshares Corp.           3,662        84,189
    Banner Corp.(1)                           1,380         5,299      Investors Bancorp, Inc.*                 3,271        43,177
    Boston Private Financial Holdings,                                 Lakeland Bancorp, Inc.                   1,655        14,647
      Inc.(1)                                 4,978        36,688      Lakeland Financial Corp.                   885        16,859
    Bridge Bancorp, Inc.(1)                     550        12,870      MainSource Financial Group, Inc.         1,619        10,896
    Bryn Mawr Bank Corp.                        475         8,621      MB Financial, Inc.                       3,755        84,600
    Camden National Corp.                       503        16,151      Merchants Bancshares, Inc.                 100         2,171
    Capital City Bank Group, Inc.               951        13,552      Metro Bancorp, Inc.*                       352         4,847
    Cardinal Financial Corp.                  1,390        14,845      Midsouth Bancorp, Inc.                     730        12,045
    Cathay General Bancorp                    5,412        63,050      Nara Bancorp, Inc.*(1)                   1,841        16,127
    Center Bancorp, Inc.                      1,050         8,726      National Bankshares, Inc.(1)               370        10,083
    CenterState Banks of Florida, Inc.        1,006        12,323      National Penn Bancshares, Inc.           9,431        65,074
    Central Pacific Financial Corp.*(1)       2,393         4,020      NBT Bancorp, Inc.                        1,988        45,426
    Chemical Financial Corp.                  1,128        26,643      Northfield Bancorp, Inc.(1)              1,406        20,359
    Citizens & Northern Corp.                   661         8,296      Northrim BanCorp, Inc.                     880        15,030
    Citizens Republic Bancorp, Inc.*         28,840        34,031      Norwood Financial Corp.(1)                 220         5,940
    City Holding Co.                            882        30,244      Ohio Valley Banc Corp.                     140         3,016
    CNB Financial Corp.(1)                      310         4,786      Old National Bancorp/Indiana             5,531        66,095
    CoBiz Financial, Inc.                     1,549         9,650      Old Point Financial Corp.                  290         4,280
    Columbia Banking System, Inc.(1)          1,739        35,319      Old Second Bancorp, Inc.(1)              1,140         7,513
    Community Bank Systems, Inc.(1)           1,934        44,057      Oriental Financial Group, Inc.(1)        1,844        24,894
    Community Trust Bancorp, Inc.             1,428        38,685      Orrstown Financial Services, Inc.          340         8,626
    CVB Financial Corp.(1)                    5,394        53,562      Pacific Continental Corp.                  856         8,988
    Danvers Bancorp, Inc.                     3,411        47,174      PacWest Bancorp                          2,029        46,302
    Eagle Bancorp, Inc.*                        670         7,940      Park National Corp.(1)                     618        38,508
    East West Bancorp, Inc.                   7,442       129,640      Peapack-Gladstone Financial Corp.          807        12,678
    Enterprise Bancorp., Inc.(1)                400         4,884      Penns Woods Bancorp., Inc.                  90         3,020
    Enterprise Financial Services                                      Peoples Bancorp, Inc./Ohio                 846        13,942
      Corp.(1)                                  753         8,328      Peoples Financial Corp./Mississippi         50           749
    Farmers Capital Bank Corp.                  529         4,534      Pinnacle Financial Partners,
    Financial Institutions, Inc.                873        12,763        Inc.*(1)                               1,811        27,364
    First Bancorp, Inc.                         199         3,172      PremierWest Bancorp*                     7,374         3,318
    First Bancorp/North Carolina              1,095        14,804      PrivateBancorp, Inc.                     3,610        49,457
    First Bancorp/Puerto Rico(1)              6,366        15,342      Prosperity Bancshares, Inc.(1)           3,015       123,615
    First Busey Corp.(1)                      2,081         9,198      Renasant Corp.(1)                        1,001        16,196
    First Commonwealth Financial Corp.        6,386        42,850      Republic Bancorp, Inc./Kentucky -
    First Community Bancshares, Inc.            371         4,589        Class A                                  727        13,697
    First Financial Bancorp                   3,815        67,869      S&T Bancorp, Inc.                        1,850        38,665
    First Financial Bankshares, Inc.          1,571        80,985      S.Y. Bancorp, Inc.                         859        19,542
    First Financial Corp./Indiana               725        20,996      Sandy Springs Bancorp, Inc.              1,287        19,305
    First Merchants Corp.(1)                    265         1,844      Santander BanCorp*                         650         7,976
    First Midwest Bancorp, Inc.               5,411        73,319      SCBT Financial Corp.                       709        26,261
    First South Bancorp, Inc.                   862        10,775      Shore Bancshares, Inc.                     574         8,180
    FirstMerit Corp.                          5,763       124,308      Sierra Bancorp                             516         6,651
    FNB Corp.                                 7,246        58,765      Signature Bank*                          2,704       100,183
    German American Bancorp, Inc.(1)            990        14,979      Simmons First National Corp. -
    Glacier Bancorp, Inc.                     3,861        58,803        Class A                                1,006        27,735
    Great Southern Bancorp, Inc.                440         9,874      Smithtown Bancorp, Inc.(1)                 627         2,590
    Guaranty Bancorp*                         5,210         8,284      Southside Bancshares, Inc.                 955        20,599
    Hampton Roads Bankshares, Inc.(1)         1,010         1,576      Southwest Bancorp, Inc.                  1,192         9,858
    Hancock Holding Co.                       2,079        86,923      State Bancorp, Inc.                      1,199         9,436
    Harleysville National Corp.(1)            1,808        12,114      StellarOne Corp.                         1,663        22,234
    Heartland Financial USA, Inc.               983        15,699      Sterling Bancorp                         1,287        12,934
    Heritage Financial Corp.*                   820        12,374      Sterling Bancshares, Inc.                6,402        35,723
    Home BanCorp., Inc.*                        550         7,700      Suffolk Bancorp(1)                         684        21,006
    Home Bancshares, Inc.(1)                    862        22,791      Sun Bancorp, Inc.*                       1,365         5,378
                                                                       Susquehanna Bancshares, Inc.             6,653        65,266
                                                                       SVB Financial Group*(1)                  2,718       126,822



                                                                  6
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Texas Capital Bancshares, Inc.*           2,728  $     51,805      American Physicians Capital, Inc.        1,590  $     50,801
    The Bancorp, Inc.*                          610         5,429      American Physicians Service Group,
    The First of Long Island Corp.              280         6,748        Inc.                                     720        18,000
    Tompkins Financial Corp.(1)                 540        19,699      American Safety Insurance
    Tower Bancorp, Inc.                         160         4,283        Holdings, Ltd.*                          197         3,268
    TowneBank                                   810        11,308      AMERISAFE, Inc.*                         1,022        16,730
    Trico Bancshares                          1,043        20,756      Amtrust Financial Services, Inc.         1,113        15,526
    Trustmark Corp.                           4,108       100,358      Argo Group International Holdings,
    UMB Financial Corp.(1)                    2,454        99,632        Ltd.(1)                                1,831        59,672
    Umpqua Holdings Corp.(1)                  6,666        88,391      Assured Guaranty, Ltd.                   8,239       181,011
    Union First Market Bankshares Corp.       1,069        16,142      Baldwin & Lyons, Inc. - Class B            652        15,707
    United Bankshares, Inc.(1)                2,464        64,606      Citizens, Inc.*                          1,007         6,958
    United Community Banks, Inc.*(1)          6,800        29,988      CNA Surety Corp.*(1)                     1,048        18,644
    Univest Corp. of  PA                      1,173        21,923      Conseco, Inc.*(1)                       16,570       103,065
    Washington Banking Co.                      920        11,583      Crawford & Co. - Class B*                2,037         8,291
    Washington Trust Bancorp, Inc.              596        11,109      Delphi Financial Group, Inc. -
    Webster Financial Corp.                   4,440        77,656        Class A                                3,113        78,323
    WesBanco, Inc.                            1,696        27,577      Donegal Group, Inc. - Class A              750        10,883
    West Bancorp, Inc.                        1,387         9,126      Eastern Insurance Holdings, Inc.         1,230        12,472
    Westamerica Bancorp(1)                    2,123       122,391      eHealth, Inc.*(1)                        1,434        22,586
    Western Alliance Bancorp*                 4,121        23,448      EMC Insurance Group, Inc.                  445        10,021
    Wilshire Bancorp, Inc.                    1,470        16,214      Employers Holdings, Inc.                 2,837        42,129
    Wintrust Financial Corp.                  1,793        66,718      Enstar Group, Ltd.*                        409        28,286
    Yadkin Valley Financial Corp.               807         3,470      FBL Financial Group, Inc. - Class A        963        23,574
                                                     ------------      First Acceptance Corp.*                  1,630         3,325
                                                        4,168,926      First Mercury Financial Corp.            1,105        14,398
                                                     ------------      Flagstone Reinsurance Holdings,
    CONSUMER FINANCE -- 0.5%                                             Ltd.                                   2,687        30,793
    Advance America Cash Advance                                       FPIC Insurance Group, Inc.*              1,066        28,899
      Centers, Inc.                           2,250        13,095      Greenlight Capital Re, Ltd.- Class
    Cardtronics, Inc.*                        1,390        17,472        A*                                     2,040        54,427
    Cash America International, Inc.          2,066        81,566      Hallmark Financial Services, Inc.*       1,217        10,953
    CompuCredit Holdings Corp.(1)             1,312         6,770      Harleysville Group, Inc.                 1,239        41,829
    Credit Acceptance Corp.*                    485        20,001      Hilltop Holdings, Inc.*                  1,591        18,694
    Dollar Financial Corp.*(1)                1,932        46,484      Horace Mann Educators Corp.              2,314        34,849
    EzCorp, Inc.- Class A*                    3,109        64,046      Independence Holding Co.                   990         9,395
    First Cash Financial Services,                                     Infinity Property & Casualty Corp.         818        37,170
      Inc.*                                   1,469        31,686      Kansas City Life Insurance Co.             400        12,632
    Nelnet, Inc. - Class A                    1,562        28,991      Maiden Holdings, Ltd.                    4,162        30,757
    The First Marblehead Corp.*               5,080        14,427      Max Capital Group, Ltd.                  3,095        71,154
    World Acceptance Corp.*(1)                1,204        43,440      Meadowbrook Insurance Group, Inc.        4,135        32,667
                                                     ------------      Montpelier Re Holdings, Ltd.             5,874        98,742
                                                          367,978      National Financial Partners Corp.*       3,000        42,300
                                                     ------------      National Interstate Corp.                  519        10,749
    DIVERSIFIED FINANCIAL SERVICES -- 0.5%                             National Western Life Insurance
    Asset Acceptance Capital Corp.*           1,100         6,941        Co. - Class A(1)                         145        26,731
    California First National Bancorp           970        12,950      Navigators Group, Inc.*                    766        30,127
    Compass Diversified Holdings              1,831        27,941      NYMagic, Inc.                              624        13,248
    Encore Capital Group, Inc.*(1)              965        15,874      Platinum Underwriters Holdings,
    Life Partners Holdings, Inc.(1)             498        11,041        Ltd.                                   3,160       117,173
    MarketAxess Holdings, Inc.                1,837        28,896      PMA Capital Corp. - Class A*             2,485        15,258
    Medallion Financial Corp.                 1,311        10,436      Presidential Life Corp.                  1,960        19,541
    NewStar Financial, Inc.*                  1,134         7,235      ProAssurance Corp.*                      2,397       140,320
    PHH Corp.*                                3,527        83,131      RLI Corp.(1)                             1,696        96,706
    PICO Holdings, Inc.*                      1,386        51,545      Safety Insurance Group, Inc.               884        33,300
    Portfolio Recovery Associates,                                     SeaBright Insurance Holdings, Inc.       1,684        18,541
      Inc.*(1)                                1,279        70,179      Selective Insurance Group, Inc.(1)       3,323        55,162
    Primus Guaranty, Ltd.*                    2,890        12,138      State Auto Financial Corp.                 398         7,144
    Resource America, Inc. - Class A(1)       1,310         6,288      Stewart Information Services Corp.       1,459        20,134
                                                     ------------      The Phoenix Cos., Inc.*                 10,184        24,645
                                                          344,595
                                                     ------------
    INSURANCE -- 3.2%
    AMBAC Financial Group, Inc.*(1)          17,130         9,538
    American Equity Investment Life
      Holding Co.                             4,523        48,170



                                                                  7
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Tower Group, Inc.(1)                      4,427  $     98,147      Kilroy Realty Corp.                      2,890  $     89,128
    United America Indemnity, Ltd. -                                   Kite Realty Group Trust                  2,990        14,143
      Class A*                                2,709        25,925      LaSalle Hotel Properties                 4,601       107,203
    United Fire & Casualty Co.                1,595        28,694      Lexington Realty Trust(1)                7,501        48,831
    Universal Insurance Holdings, Inc.        2,460        12,448      LTC Properties, Inc.                     1,522        41,185
    Zenith National Insurance Corp.           2,717       104,115      Medical Properties Trust, Inc.           5,095        53,396
                                                     ------------      MFA Financial, Inc.                     18,531       136,388
                                                        2,254,747      Mid-America Apartment Communities,
                                                     ------------        Inc.                                   1,870        96,847
    REAL ESTATE INVESTMENT TRUSTS -- 6.2%                              Mission West Properties, Inc.            1,485        10,217
    Acadia Realty Trust                       3,085        55,098      Monmouth Real Estate Investment
    Agree Realty Corp.                          589        13,465        Corp. - Class A                        1,412        11,875
    Alexander's, Inc.*                          126        37,690      National Health Investors, Inc.          1,624        62,946
    American Campus Communities, Inc.         3,435        95,012      National Retail Properties, Inc.         5,194       118,579
    American Capital Agency Corp.             1,398        35,789      NorthStar Realty Finance Corp.           2,890        12,167
    Anworth Mortgage Asset Corp.              7,481        50,422      Omega Healthcare Investors, Inc.         5,285       103,005
    Apollo Commercial Real Estate                                      Parkway Properties, Inc.                 1,829        34,349
      Finance, Inc.                             740        13,327      Pennsylvania Real Estate
    Ashford Hospitality Trust, Inc.*(1)       4,420        31,691        Investment Trust(1)                    2,601        32,434
    Associated Estates Realty Corp.           1,164        16,052      Pennymac Mortgage Investment Trust*        150         2,491
    BioMed Realty Trust, Inc.                 6,406       105,955      Post Properties, Inc.                    3,341        73,569
    CapLease, Inc.                            4,301        23,871      Potlatch Corp.                           2,551        89,387
    Capstead Mortgage Corp.                   5,100        60,996      PS Business Parks, Inc.                  1,139        60,823
    Care Investment Trust, Inc.               1,180        10,526      RAIT Financial Trust*                    5,741        11,367
    CBL & Associates Properties,                                       Ramco-Gershenson Properties
      Inc.(1)                                 9,480       129,876        Trust(1)                               1,234        13,895
    Cedar Shopping Centers, Inc.              2,936        23,224      Redwood Trust, Inc.                      5,029        77,547
    Cogdell Spencer, Inc.                     1,127         8,340      Resource Capital Corp.                   1,672        11,303
    Colonial Properties Trust                 4,353        56,067      Saul Centers, Inc.(1)                      438        18,133
    Cousins Properties, Inc.                  5,407        44,932      Sovran Self Storage, Inc.                1,917        66,827
    Cypress Sharpridge Investments,                                    Starwood Property Trust, Inc.            2,600        50,180
      Inc.                                      540         7,225      Strategic Hotels & Resorts, Inc.*        6,350        26,987
    DCT Industrial Trust, Inc.               13,755        71,939      Sun Communities, Inc.                    1,141        28,753
    Developers Diversified Realty Corp.      13,860       168,676      Sunstone Hotel Investors, Inc.*(1)       6,364        71,086
    DiamondRock Hospitality Co.*(1)           9,317        94,195      Tanger Factory Outlet Centers, Inc.      2,682       115,755
    DuPont Fabros Technology, Inc.            1,885        40,697      Transcontinental Realty Investors,
    Dynex Capital, Inc.                       1,710        15,390        Inc.*                                    380         4,758
    Eastgroup Properties, Inc.                1,594        60,158      U-Store-It Trust                         5,124        36,893
    Education Realty Trust, Inc.              2,771        15,906      UMH Properties, Inc.                     1,500        12,255
    Entertainment Properties Trust(1)         2,789       114,712      Universal Health Realty Income
    Equity Lifestyle Properties, Inc.         1,577        84,969        Trust                                    577        20,391
    Equity One, Inc.(1)                       1,922        36,307      Urstadt Biddle Properties, Inc. -
    Extra Space Storage, Inc.                 5,882        74,584        Class A                                  985        15,573
    FelCor Lodging Trust, Inc.*               4,890        27,873      Walter Investment Management Corp.       1,610        25,760
    First Industrial Realty Trust,                                     Washington Real Estate Investment
      Inc.*                                   3,432        26,632        Trust                                  4,222       128,982
    First Potomac Realty Trust                2,514        37,785      Winthrop Realty Trust                      990        11,920
    Franklin Street Properties Corp.          4,447        64,170                                                      ------------
    Getty Realty Corp.                          887        20,756                                                         4,372,279
    Gladstone Commercial Corp.                1,090        15,750                                                      ------------
    Glimcher Realty Trust                     3,615        18,328      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
    Government Properties Income Trust        1,050        27,310      American Realty Investors, Inc.*(1)      1,130        12,148
    Gramercy Capital Corp.*                   4,100        11,439      Avatar Holdings, Inc.*                     512        11,131
    Hatteras Financial Corp.(1)               2,381        61,358      China Housing & Land Development,
    Healthcare Realty Trust, Inc.             3,926        91,436        Inc.*(1)                               2,350         8,930
    Hersha Hospitality Trust                  6,678        34,592      Consolidated Tomoka Land Co.               320        10,083
    Highwoods Properties, Inc.(1)             4,945       156,905      Forestar Group, Inc*                     2,448        46,218
    Home Properties, Inc.(1)                  2,484       116,251      Tejon Ranch Co.*(1)                        648        19,777
    Inland Real Estate Corp.(1)               4,435        40,580                                                      ------------
    Invesco Mortgage Capital, Inc.(1)           740        17,020                                                           108,287
    Investors Real Estate Trust               4,097        36,955                                                      ------------
    iStar Financial, Inc.*                    4,950        22,720



                                                                  8
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

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    THRIFTS & MORTGAGE FINANCE -- 1.6%                                 ArQule, Inc.*                            2,610  $     15,034
    Abington Bancorp, Inc.                    1,867  $     14,749      Array Biopharma, Inc.*                   2,963         8,119
    Astoria Financial Corp.                   5,840        84,680      AVI BioPharma, Inc.*                     2,950         3,511
    Bank Mutual Corp.                         1,871        12,162      BioCryst Pharmaceuticals, Inc.*(1)         970         6,373
    BankFinancial Corp.                       1,661        15,231      Biospecifics Technologies Corp.*(1)        150         4,163
    Beneficial Mutual Bancorp, Inc.*          4,480        42,470      Celera Corp.*                            6,063        43,047
    Berkshire Hills Bancorp, Inc.               511         9,367      Cell Therapeutics, Inc.*(1)              7,181         3,883
    Brookline Bancorp, Inc.                   3,448        36,687      Celldex Therapeutics, Inc.*(1)             973         5,974
    Brooklyn Federal Bancorp, Inc.              700         5,880      Cepheid, Inc.*(1)                        4,137        72,315
    Clifton Savings Bancorp, Inc.               405         3,754      Chelsea Therapeutics
    Dime Community Bancshares                 1,893        23,909        International, Inc.*                   2,870        10,189
    Doral Financial Corp.*                      968         4,172      Clinical Data, Inc.*(1)                    845        16,393
    ESB Financial Corp.(1)                      300         3,867      Cubist Pharmaceuticals, Inc.*            3,542        79,837
    ESSA Bancorp, Inc.                        3,660        45,896      Curis, Inc.*                             5,760        17,683
    First Defiance Financial Corp.              600         6,072      Cytokinetics, Inc.*                      3,020         9,664
    First Financial Holdings, Inc.              964        14,518      Cytori Therapeutics, Inc.*(1)            1,467         6,690
    First Financial Northwest, Inc.             467         3,190      Dyax Corp.*(1)                           3,021        10,302
    First Financial Service Corp.(1)          1,070         9,363      Emergent Biosolutions, Inc.*             1,271        21,340
    Flushing Financial Corp.                  1,824        23,092      Enzon Pharmaceuticals, Inc.*             3,682        37,483
    Fox Chase Bancorp, Inc.*                    917         9,913      Exelixis, Inc.*                          6,962        42,259
    Home Federal Bancorp, Inc.                  693        10,055      Facet Biotech Corp.*                     1,271        34,304
    Kearny Financial Corp.                    1,319        13,757      Genomic Health, Inc.*(1)                   960        16,886
    Kentucky First Federal Bancorp.(1)          340         3,567      Geron Corp.*                             6,387        36,278
    Legacy Bancorp, Inc                       1,060        10,059      GTx, Inc.*(1)                            1,098         3,667
    Meridian Interstate Bancorp, Inc.*        1,140        11,856      Halozyme Therapeutics, Inc.*             3,901        31,169
    MGIC Investment Corp.*(1)                 9,240       101,363      Hemispherx Biopharma, Inc.*              9,290         6,875
    NewAlliance Bancshares, Inc.              6,255        78,938      Human Genome Sciences, Inc.*            12,630       381,426
    Northwest Bancshares, Inc.*               2,878        33,788      Idenix Pharmaceuticals, Inc.*            1,712         4,828
    OceanFirst Financial Corp.                  798         9,065      Idera Pharmaceuticals, Inc.*             1,334         8,284
    Ocwen Financial Corp.*                    3,326        36,885      Immunogen, Inc.*(1)                      4,148        33,557
    Oritani Financial Corp.                     760        12,213      Immunomedics, Inc.*(1)                   6,910        22,941
    People's United Financial, Inc.           1,891        29,575      Incyte Corp.*                            6,107        85,254
    Provident Financial Services, Inc.        3,585        42,662      Infinity Pharmaceuticals, Inc.*            610         3,721
    Provident New York Bancorp                1,624        15,396      Insmed, Inc.*                           11,120        13,122
    Prudential BanCorp., Inc. of                                       InterMune, Inc.*(1)                      3,006       133,977
      Pennsylvania(1)                           470         3,967      Isis Pharmaceuticals, Inc.*(1)           6,802        74,278
    Radian Group, Inc.(1)                     5,876        91,901      Lexicon Pharmaceuticals, Inc.*           8,740        12,935
    Rockville Financial, Inc.                   773         9,423      Ligand Pharmaceuticals, Inc.-
    Roma Financial Corp.                        767         9,618        Class B*                               9,151        16,014
    Territorial Bancorp, Inc.                   780        14,843      MannKind Corp.*(1)                       3,087        20,251
    The PMI Group, Inc.*                      5,420        29,376      Martek Bioscience Corp.*(1)              1,816        40,878
    Tree.com, Inc.*                           1,340        12,261      Maxygen, Inc.*                           1,716        11,274
    TrustCo Bank Corp.                        7,364        45,436      Medivation, Inc.*(1)                     1,681        17,634
    United Financial Bancorp, Inc.            3,440        48,091      Metabolix, Inc.*                         1,226        14,933
    ViewPoint Financial Group                   601         9,742      Micromet, Inc.*(1)                       4,540        36,683
    Waterstone Financial, Inc.*               3,320        12,018      Molecular Insight Pharmaceuticals,
    Westfield Financial, Inc.                 5,704        52,420        Inc.*(1)                               2,540         3,327
    WSFS Financial Corp.                        508        19,812      Momenta Pharmaceuticals, Inc.*           2,250        33,682
                                                     ------------      Myriad Pharmaceuticals, Inc.*            1,881         8,502
                                                        1,137,059      Nabi Biopharmaceuticals*                 4,488        24,549
                                                     ------------      Nanosphere, Inc.*                        1,299         6,222
  TOTAL FINANCIALS                                     14,559,755      Neurocrine Biosciences, Inc.*            3,017         7,693
                                                     ------------      NeurogesX, Inc.*                           230         2,162
  HEALTH CARE -- 14.2%                                                 Novavax, Inc.*(1)                        5,273        12,181
    BIOTECHNOLOGY -- 3.9%                                              NPS Pharmaceuticals, Inc.*               3,012        15,180
    Acorda Therapeutics, Inc.*                2,603        89,023      OncoGenex Pharmaceutical, Inc.*            550        11,291
    Affymax, Inc.*                              855        20,033      Onyx Pharmaceuticals, Inc.*              4,104       124,269
    Alkermes, Inc.*(1)                        6,383        82,788      Opko Health, Inc.*                         910         1,802
    Allos Therapeutics, Inc.*(1)              4,388        32,603      Orexigen Therapeutics, Inc.*(1)          1,905        11,220
    Alnylam Pharmaceuticals, Inc.*(1)         2,818        47,962      Osiris Therapeutics, Inc.*               1,794        13,276
    AMAG Pharmaceuticals, Inc.*               1,410        49,223      PDL BioPharma, Inc.(1)                   9,246        57,418
    Amicus Therapeutics, Inc.*                1,880         5,997
    Arena Pharmaceuticals, Inc.*(1)           6,740        20,894
    Ariad Pharmaceuticals, Inc.*(1)           8,780        29,852



                                                                  9
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Pharmasset, Inc.*(1)                      1,428  $     38,270      Medical Action Industries, Inc.*         1,124  $     13,791
    Poniard Pharmaceuticals, Inc.*(1)         1,440         1,656      Meridian Bioscience, Inc.                2,964        60,377
    Progenics Pharmaceuticals, Inc.*          1,706         9,093      Merit Medical Systems, Inc.*             1,812        27,633
    Protalix BioTherapeutics, Inc.*(1)        1,680        11,021      Micrus Endovascular Corp.*                 929        18,320
    Regeneron Pharmaceuticals, Inc.*          4,492       118,993      Natus Medical, Inc.*                     2,313        36,800
    Repligen Corp.*                             770         3,126      Neogen Corp.*(1)                         1,463        36,721
    Rigel Pharmaceuticals, Inc.*              4,001        31,888      NuVasive, Inc.*                          2,500       113,000
    Sangamo Biosciences, Inc.*                2,895        15,691      NxStage Medical, Inc.*(1)                2,221        25,430
    Savient Pharmaceuticals, Inc.*(1)         4,988        72,077      OraSure Technologies, Inc.*              3,287        19,492
    Sciclone Pharmaceuticals, Inc.*           2,980        10,519      Orthofix International N.V.*             1,271        46,239
    Seattle Genetics, Inc.*                   5,855        69,909      Orthovita, Inc.*(1)                      3,068        13,070
    SIGA Technologies, Inc.*                  2,580        17,105      Palomar Medical Technologies, Inc.*      1,403        15,237
    Spectrum Pharmaceuticals, Inc.*(1)        4,450        20,514      Quidel Corp.*                            1,397        20,312
    StemCells, Inc.*(1)                      14,220        16,495      Rochester Medical Corp.*                   530         6,795
    Synta Pharmaceuticals Corp.*              2,000         8,620      Rockwell Medical Technologies,
    Theravance, Inc.*                         3,536        47,100        Inc.*                                    660         3,815
    Vanda Pharmaceuticals, Inc.*              2,420        27,927      RTI Biologics, Inc.*                     4,000        17,320
    Vical, Inc.*                              1,870         6,283      Sirona Dental Systems, Inc.*(1)          1,312        49,895
    Zymogenetics, Inc.*                       2,575        14,755      Somanetics Corp.*                          632        12,096
                                                     ------------      SonoSite, Inc.*                          1,035        33,234
                                                        2,727,619      Spectranetics Corp.*(1)                  1,838        12,701
                                                     ------------      Stereotaxis, Inc.*                       2,246        11,252
    HEALTH CARE EQUIPMENT & SUPPLIES -- 3. 6%                          STERIS Corp.(1)                          3,790       127,571
    Abaxis, Inc.*                             1,301        35,374      SurModics, Inc.*(1)                        960        20,102
    Abiomed, Inc.*(1)                         2,062        21,300      Symmetry Medical, Inc.*                  3,068        30,803
    AccuRay, Inc.*                            1,680        10,231      Synovis Life Technologies, Inc.*           634         9,846
    AGA Medical Holdings, Inc.*               1,300        21,125      Thoratec Corp.*(1)                       3,866       129,318
    Align Technology, Inc.*                   3,801        73,511      TomoTherapy, Inc.*                       4,263        14,537
    Alphatec Holdings, Inc.*                  2,110        13,441      TranS1, Inc.*                              847         2,753
    American Medical Systems Holdings,                                 Utah Medical Products, Inc.                660        18,566
      Inc.*(1)                                4,964        92,231      Vascular Solutions, Inc.*                  720         6,473
    Analogic Corp.                              798        34,099      Volcano Corp.*(1)                        3,389        81,878
    AngioDynamics, Inc.*(1)                   1,729        27,007      West Pharmaceutical Services,
    Atrion Corp.                                 90        12,874        Inc.(1)                                2,020        84,739
    ATS Medical, Inc.*                        2,990         7,774      Wright Medical Group, Inc.*              2,270        40,338
    Bovie Medical Corp.*(1)                     610         3,813      Young Innovations, Inc.                    240         6,758
    Cantel Medical Corp.                      1,044        20,723      Zoll Medical Corp.*                      1,333        35,138
    Cardiac Science Corp.*                    1,667         3,117                                                      ------------
    Cardiovascular Systems, Inc.*(1)          1,410         7,487                                                         2,518,548
    Conceptus, Inc.*(1)                       1,861        37,146                                                      ------------
    Conmed Corp.*                             1,663        39,596      HEALTH CARE PROVIDERS & SERVICES -- 3.7%
    Cryolife, Inc.*                           1,550        10,029      Air Methods Corp.*                         781        26,554
    Cyberonics, Inc.*                         2,230        42,727      Alliance HealthCare Services,
    Cynosure, Inc.- Class A*                    603         6,778        Inc.*(1)                               3,130        17,591
    Delcath Systems, Inc.*                    2,920        23,652      Allied Healthcare International,
    DexCom, Inc.*                             3,623        35,252        Inc.*                                  5,750        15,640
    Electro-Optical Sciences, Inc.*(1)        1,820        13,504      Almost Family, Inc.*                       548        20,654
    Endologix, Inc.*                          3,030        12,241      Amedisys, Inc.*(1)                       1,866       103,040
    ev3, Inc.*                                5,315        84,296      America Service Group, Inc.                810        13,033
    Exactech, Inc.*                             622        13,043      American Dental Partners, Inc.*            750         9,787
    Greatbatch, Inc.*                         1,281        27,144      AMERIGROUP Corp.*                        3,428       113,947
    Haemonetics Corp.*                        2,255       128,873      AMN Healthcare Services, Inc.*           2,908        25,590
    Hansen Medical, Inc.*(1)                  1,503         3,442      AmSurg Corp.*                            1,870        40,373
    HeartWare International, Inc.*              390        17,343      Assisted Living Concepts, Inc. -
    ICU Medical, Inc.*                          887        30,557        Class A*(1)                              752        24,696
    Immucor, Inc.*(1)                         4,479       100,285      Bio-Reference Labs, Inc.*(1)               699        30,735
    Insulet Corp.*                            2,921        44,078      BioScrip, Inc.*                          2,220        17,716
    Integra LifeSciences Holdings                                      Capital Senior Living Corp.*             2,468        12,982
      Corp.*                                  1,207        52,903      CardioNet, Inc.*                         1,800        13,770
    Invacare Corp.                            2,254        59,821      Catalyst Health Solutions, Inc.*         2,626       108,664
    IRIS International, Inc.*                 1,005        10,261      Centene Corp.*                           3,257        78,298
    Kensey Nash Corp.*                          558        13,163      Chemed Corp.                             1,385        75,316
    MAKO Surgical Corp.*(1)                   1,700        22,916      Chindex International, Inc.*               861        10,168
    Masimo Corp.(1)                           3,881       103,041



                                                                 10
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Clarient, Inc.*                             670  $      1,755      Merge Healthcare, Inc.*                  1,000  $      2,070
    Continucare Corp.*                        1,590         5,883      Omnicell, Inc.*                          1,998        28,032
    Corvel Corp.*                               410        14,657      Phase Forward, Inc.*                     2,633        34,413
    Cross Country Healthcare, Inc.*           2,414        24,406      Quality Systems, Inc.(1)                 1,748       107,397
    Emergency Medical Services Corp. -                                 Transcend Services, Inc.*                  340         5,525
      Class A*                                1,922       108,689      Vital Images, Inc.*                      1,210        19,566
    Emeritus Corp.*(1)                        1,586        32,275                                                      ------------
    Genoptix, Inc.*                           1,475        52,348                                                           475,360
    Gentiva Health Services, Inc.*            2,117        59,869                                                      ------------
    Hanger Orthopedic Group, Inc.*            1,423        25,870      LIFE SCIENCES TOOLS & SERVICES -- 0.7%
    Health Grades, Inc.*                      1,760        11,194      Accelrys, Inc.*                          2,562        15,782
    HealthSouth Corp.*                        6,834       127,796      Affymetrix, Inc.*                        4,134        30,344
    Healthspring, Inc.*                       3,743        65,877      Albany Molecular Research, Inc.*         1,747        14,587
    Healthways, Inc.*                         2,160        34,711      Bruker Corp.*                            2,916        42,719
    HMS Holdings Corp.*                       1,829        93,261      Cambrex Corp.*                           2,214         8,967
    inVentiv Health, Inc.*                    2,377        53,387      Dionex Corp.*                            1,155        86,371
    IPC The Hospitalist Co., Inc.*(1)         1,160        40,728      Enzo Biochem, Inc.*                      2,252        13,557
    Kindred Healthcare, Inc.*                 2,469        44,565      eResearch Technology, Inc.*              2,783        19,231
    Landauer, Inc.(1)                           666        43,436      Harvard Bioscience, Inc.*                  600         2,322
    LCA - Vision, Inc.*                         450         3,744      Kendle International, Inc.*                866        15,138
    LHC Group, Inc.*(1)                         977        32,759      Luminex, Corp.*                          3,728        62,742
    Magellan Health Services, Inc.*           2,395       104,135      Parexel International Corp.*             3,949        92,051
    Medcath Corp.*                            1,454        15,223      Sequenom, Inc.*(1)                       3,898        24,596
    Metropolitan Health Networks, Inc.*       4,330        13,986      Varian, Inc.*(1)                         1,456        75,392
    Molina Healthcare, Inc.*(1)               1,088        27,385                                                      ------------
    MWI Veterinary Supply, Inc.*                650        26,260                                                           503,799
    National HealthCare Corp.                   786        27,809                                                      ------------
    National Research Corp.                     460        11,647      PHARMACEUTICALS -- 1.6%
    Nighthawk Radiology Holdings, Inc.*       2,522         8,020      Acura Pharmaceuticals, Inc.*             1,700         9,163
    Odyssey Healthcare, Inc.*                 1,923        34,825      Adolor Corp.*                            2,670         4,806
    Owens & Minor, Inc.                       2,731       126,691      Ardea Biosciences, Inc.*                 1,236        22,569
    PharMerica Corp.*                         2,319        42,252      ARYx Therapeutics, Inc.*                   210           183
    PSS World Medical, Inc.*(1)               4,212        99,024      Auxilium Pharmaceuticals, Inc.*          3,151        98,185
    Psychiatric Solutions, Inc.*              3,947       117,621      AVANIR Pharmaceuticals, Inc. -
    RadNet, Inc.*                             3,431        10,911        Class A*                               6,120        14,198
    RehabCare Group, Inc.*(1)                 1,502        40,959      Biodel, Inc.*                            1,021         4,360
    Res-Care, Inc.*                           1,055        12,649      Biomimetic Therapeutics, Inc.*(1)          839        11,033
    Select Medical Holdings Corp.*            3,990        33,676      BMP Sunstone Corp.*                      1,953         9,882
    Skilled Healthcare Group, Inc. -                                   Cadence Pharmaceuticals, Inc.*(1)        1,939        17,703
      Class A*                                1,569         9,681      Caraco Pharmaceutical
    Sun Healthcare Group, Inc.*               2,620        24,995        Laboratories, Ltd.*(1)                 1,004         6,014
    Sunrise Senior Living, Inc.*              4,190        21,453      Cornerstone Therapeutics, Inc.*             20           127
    The Ensign Group, Inc.(1)                 1,329        23,032      Cumberland Pharmaceuticals, Inc.*        1,200        12,636
    The Providence Service Corp.*               380         5,772      Cypress Bioscience, Inc.*                2,574        12,613
    Triple-S Management Corp. - Class                                  Depomed, Inc.*                           4,260        15,123
      B*                                      1,201        21,318      Discovery Laboratories, Inc.*(1)         3,580         1,862
    U.S. Physical Therapy, Inc.*                812        14,129      Durect Corp.*                            5,105        15,366
    Universal American Corp.*                 2,083        32,078      Hi-Tech Pharmacal Co., Inc.*(1)            340         7,528
    Virtual Radiologic Corp.*(1)                280         3,080      Impax Laboratories, Inc.*                4,190        74,917
    WellCare Health Plans, Inc.*              2,970        88,506      Inspire Pharmaceuticals, Inc.*           3,494        21,803
                                                     ------------      ISTA Pharmaceuticals, Inc.*              1,410         5,739
                                                        2,632,881      Javelin Pharmaceuticals, Inc.*(1)        7,550         9,739
                                                     ------------      KV Pharmaceutical Co. - Class A*(1)        493           868
    HEALTH CARE TECHNOLOGY -- 0.7%                                     MAP Pharmaceuticals, Inc.*                 264         4,195
    AMICAS, Inc.*                             2,650        15,953      Matrixx Initiatives, Inc.*                 530         2,687
    Athenahealth, Inc.*                       2,340        85,550      Medicis Pharmaceutical Corp. -
    Computer Programs & Systems,                                         Class A                                4,057       102,074
      Inc.(1)                                   603        23,565      Nektar Therapeutics*                     5,912        89,921
    Eclipsys Corp.*                           3,591        71,389      Obagi Medical Products, Inc.*            1,300        15,834
    MedAssets, Inc.*(1)                       2,629        55,209      Optimer Pharmaceuticals, Inc.*           3,575        43,901
    Medidata Solutions, Inc.*                 1,720        26,144      Pain Therapeutics, Inc.*                 1,910        11,976
    MedQuist, Inc.                               70           547      Par Pharmaceutical Cos., Inc.*           2,680        66,464
                                                                       Pozen, Inc.*                             2,105        20,166
                                                                       Questcor Pharmaceuticals, Inc.*          3,999        32,912



                                                                 11
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Salix Pharmaceuticals, Ltd.*              3,707  $    138,086      SkyWest, Inc.                            3,683  $     52,593
    Santarus, Inc.*                           3,410        18,346      UAL Corp.*(1)                           11,552       225,842
    Sucampo Pharmaceuticals, Inc.-                                     US Airways Group, Inc.*(1)              10,526        77,366
      Class A*                                  892         3,184                                                      ------------
    SuperGen, Inc.*                           2,500         8,000                                                           714,428
    The Medicines Co.*                        2,909        22,806                                                      ------------
    ViroPharma, Inc.*(1)                      5,564        75,837      BUILDING PRODUCTS -- 0.6%
    Vivus, Inc.*(1)                           6,306        54,988      AAON, Inc.(1)                              302         6,831
    XenoPort, Inc.*                           2,664        24,669      American Woodmark Corp.(1)                 645        12,507
                                                     ------------      Ameron International Corp.                 727        45,721
                                                        1,112,463      Apogee Enterprises, Inc.(1)              2,037        32,205
                                                     ------------      Builders FirstSource, Inc.*              2,760         8,694
  TOTAL HEALTH CARE                                     9,970,670      Gibraltar Industries, Inc.*              2,080        26,229
                                                     ------------      Griffon Corp.*                           3,179        39,610
  INDUSTRIALS -- 15.1%                                                 Insteel Industries, Inc.(1)              1,260        13,469
    AEROSPACE & DEFENSE -- 1.7%                                        NCI Building Systems, Inc.*              1,852        20,446
    AAR Corp.*(1)                             2,916        72,375      Quanex Building Products Corp.           2,903        47,987
    Aerovironment, Inc.*(1)                     984        25,692      Simpson Manufacturing Co., Inc.          2,611        72,481
    American Science & Engineering,                                    Trex Co., Inc.*(1)                       1,179        25,101
      Inc.                                      504        37,760      Universal Forest Products, Inc.          1,106        42,603
    Applied Signal Technology, Inc.           1,136        22,243                                                      ------------
    Argon ST, Inc.*                             757        20,144                                                           393,884
    Ceradyne, Inc.*                           1,322        29,996                                                      ------------
    Cubic Corp.                                 948        34,128      COMMERCIAL SERVICES & SUPPLIES -- 2.2%
    Curtiss-Wright Corp.                      2,936       102,173      ABM Industries, Inc.                     2,859        60,611
    DigitalGlobe, Inc.*                         820        22,919      ACCO Brands Corp.*                       3,080        23,593
    Ducommun, Inc.                              334         7,017      American Reprographics Co.*(1)           2,348        21,062
    DynCorp International, Inc. -                                      AMREP Corp.*                               277         4,025
      Class A*                                1,878        21,578      APAC Customer Services, Inc.*              770         4,428
    Esterline Technologies Corp.*             1,947        96,240      ATC Technology Corp.*                    1,199        20,575
    GenCorp, Inc.*(1)                         3,309        19,060      Bowne & Co., Inc.                        3,039        33,915
    GeoEye, Inc.*                             1,079        31,830      Cenveo, Inc.*                            4,493        38,909
    Global Defense Technology &                                        Clean Harbors, Inc.*                     1,427        79,284
      Systems, Inc.*                            820        10,988      Consolidated Graphics, Inc.*               832        34,453
    HEICO Corp.(1)                            1,723        88,838      Cornell Cos., Inc.*                        843        15,435
    Herley Industries, Inc.*                  1,153        16,903      Courier Corp.                              824        13,604
    Hexcel Corp.*                             6,543        94,481      Deluxe Corp.                             3,765        73,116
    Ladish Co., Inc.*                         1,270        25,603      EnergySolutions, Inc.                    4,361        28,041
    LMI Aerospace, Inc.*                        657        12,207      EnerNOC, Inc.*(1)                          754        22,379
    Moog, Inc. - Class A*                     3,116       110,369      Ennis, Inc.                              2,099        34,151
    Orbital Sciences Corp.*                   3,381        64,273      Fuel Tech, Inc.*                         1,231         9,873
    Stanley, Inc.*                            1,070        30,270      G & K Services, Inc. - Class A             884        22,878
    Taser International, Inc.*                4,781        28,017      Healthcare Services Group, Inc.          2,870        64,259
    Teledyne Technologies, Inc.*(1)           2,344        96,737      Herman Miller, Inc.(1)                   3,735        67,454
    Triumph Group, Inc.(1)                    1,220        85,510      HNI Corp.                                3,113        82,899
                                                     ------------      Innerworkings, Inc.*                     1,930        10,036
                                                        1,207,351      Interface, Inc. - Class A(1)             3,595        41,630
                                                     ------------      Kimball International, Inc. -
    AIR FREIGHT & LOGISTICS -- 0.3%                                      Class B                                2,860        19,877
    Air Transport Services Group, Inc.*       6,210        20,928      Knoll, Inc.                              3,782        42,548
    Atlas Air Worldwide Holdings, Inc.*       1,434        76,074      M&F Worldwide Corp.*                       633        19,370
    Dynamex, Inc.*                              500         8,600      McGrath RentCorp(1)                      1,520        36,830
    Forward Air Corp.                         2,161        56,834      Metalico, Inc.*                          1,773        10,620
    Hub Group, Inc. - Class A*(1)             2,482        69,446      Mine Safety Appliances Co.(1)            1,603        44,820
    Pacer International, Inc.*                2,735        16,465      Mobile Mini, Inc.*(1)                    2,878        44,580
                                                     ------------      Multi-Color Corp.                          681         8,158
                                                          248,347      Perma-Fix Environmental Services*        2,050         4,592
                                                     ------------      Rollins, Inc.(1)                         3,041        65,929
    AIRLINES -- 1.0%                                                   Schawk, Inc.                               573        10,388
    AirTran Holdings, Inc.*(1)                9,802        49,794      Standard Parking Corp.*                  1,308        21,477
    Alaska Air Group, Inc.*                   2,647       109,136      Steelcase, Inc. -  Class A               4,120        26,656
    Allegiant Travel Co.*(1)                  1,084        62,720      Sykes Enterprises, Inc.*                 2,432        55,547
    Hawaiian Holdings, Inc.*                  2,833        20,879      Team, Inc.*(1)                           1,034        17,154
    JetBlue Airways Corp.*                   17,304        96,556      Tetra Tech, Inc.*                        3,624        83,497
    Republic Airways Holdings, Inc.*(1)       3,301        19,542



                                                                 12
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    The GEO Group, Inc.*                      3,523  $     69,826      Regal-Beloit Corp.(1)                    2,577  $    153,100
    The Standard Register Co.(1)              1,208         6,463      Satcon Technology Corp.*                 6,840        16,621
    United Stationers, Inc.*                  1,619        95,278      Smith (A.O.) Corp.                       1,559        81,957
    US Ecology, Inc.                          1,614        25,985      Ultralife Corp.*                           837         3,356
    Viad Corp.                                1,265        25,996      Valence Technology, Inc.*(1)             4,230         3,596
    Waste Services, Inc.*                       767         7,586      Vicor Corp.*(1)                            859        11,863
                                                     ------------      Woodward Governor Co.(1)                 4,341       138,825
                                                        1,549,787                                                      ------------
                                                     ------------                                                         1,522,465
    CONSTRUCTION & ENGINEERING -- 0.8%                                                                                 ------------
    Argan, Inc.*                                 70           910      INDUSTRIAL CONGLOMERATES -- 0.2%
    Comfort Systems USA, Inc.(1)              2,501        31,238      Otter Tail Corp.(1)                      2,348        51,562
    Dycom Industries, Inc.*                   3,177        27,862      Raven Industries, Inc.(1)                1,191        35,122
    EMCOR Group, Inc.*                        4,722       116,303      Seaboard Corp.                              17        22,085
    Furmanite Corp.*                          2,481        12,876      Standex International Corp.                958        24,688
    Granite Construction, Inc.                2,180        65,880      Tredegar Corp.                           1,268        21,657
    Great Lakes Dredge & Dock Corp.           3,036        15,939      United Capital Corp.*                      500        11,860
    Insituform Technologies, Inc. -                                                                                    ------------
      Class A*                                2,623        69,798                                                           166,974
    Integrated Electrical Services,                                                                                    ------------
      Inc.*                                     696         3,932      MACHINERY -- 2.7%
    Layne Christensen Co.*                    1,480        39,531      3-D Systems Corp.*                       1,635        22,318
    MasTec, Inc.*                             3,124        39,394      Actuant Corp. - Class A                  4,310        84,260
    Michael Baker Corp.*                        314        10,827      Alamo Group, Inc.                          769        15,372
    MYR Group, Inc.*                            840        13,700      Albany International Corp. - Class
    Northwest Pipe Co.*(1)                      331         7,232        A                                      2,100        45,213
    Orion Marine Group, Inc.*                 1,598        28,844      Altra Holdings, Inc.*                    1,663        22,833
    Pike Electric Corp.*                      1,200        11,184      American Railcar Industries, Inc.          589         7,162
    Sterling Construction Co., Inc.*            675        10,611      Ampco-Pittsburgh Corp.                     586        14,545
    Tutor Perini Corp.*(1)                    1,921        41,782      Astec Industries, Inc.*                  1,001        28,989
                                                     ------------      Badger Meter, Inc.(1)                      848        32,656
                                                          547,843      Barnes Group, Inc.                       2,945        57,280
                                                     ------------      Blount International, Inc.*              1,980        20,513
    ELECTRICAL EQUIPMENT -- 2.2%                                       Briggs & Stratton Corp.(1)               3,158        61,581
    Acuity Brands, Inc.                       3,013       127,179      Cascade Corp.                              613        19,745
    Advanced Battery Technologies,                                     Chart Industries, Inc.*                  2,279        45,580
      Inc.*                                   3,809        14,855      China Fire & Security Group,
    American Superconductor Corp.*(1)         3,235        93,491        Inc.*(1)                               1,071        13,891
    AZZ, Inc.(1)                                987        33,410      CIRCOR International, Inc.               1,238        41,114
    Baldor Electric Co.(1)                    3,107       116,202      Clarcor, Inc.(1)                         3,528       121,681
    Belden, Inc.                              3,324        91,277      Colfax Corp.*                            1,575        18,538
    Brady Corp. - Class A                     3,229       100,486      Columbus McKinnon Corp.*                   885        14,045
    Broadwind Energy, Inc.*(1)                2,530        11,309      Duoyuan Printing, Inc.*                  1,340        14,472
    China BAK Battery, Inc.*(1)               2,544         6,131      Dynamic Materials Corp.                    835        13,043
    Encore Wire Corp.                           987        20,530      Energy Recovery, Inc.*(1)                2,029        12,783
    Ener1, Inc.*(1)                           3,580        16,933      EnPro Industries, Inc.*(1)               1,587        46,150
    Energy Conversion Devices, Inc.*(1)       3,405        26,661      ESCO Technologies, Inc.                  1,602        50,960
    EnerSys, Inc.*                            2,637        65,028      Federal Signal Corp.(1)                  3,719        33,508
    Evergreen Solar, Inc.*(1)                12,477        14,099      Flow International, Corp.*               1,441         4,337
    Franklin Electric Co., Inc.               1,836        55,062      Force Protection, Inc.*                  6,194        37,288
    FuelCell Energy, Inc.*(1)                 4,724        13,322      FreightCar America, Inc.                   913        22,058
    Fushi Copperweld, Inc.*                   1,190        13,352      Graham Corp.                               495         8,905
    GrafTech International, Ltd.*             8,594       117,480      Greenbrier Cos., Inc.*                   1,290        14,203
    GT Solar International, Inc.*(1)          2,544        13,305      Hurco Cos., Inc.*                          569         9,576
    Harbin Electric, Inc.*(1)                   891        19,237      John Bean Technologies Corp.             1,520        26,661
    II-VI, Inc.*(1)                           1,637        55,396      K-Tron International, Inc.*                231        34,643
    LaBarge, Inc.*                              771         8,520      Kadant, Inc.*                              414         5,966
    LSI Industries, Inc.                      1,623        11,069      Kaydon Corp.                             2,342        88,059
    Microvision, Inc.*(1)                     6,120        17,258      L.B. Foster Co. - Class A*                 856        24,730
    Orion Energy Systems, Inc*(1)             1,038         5,086      Lindsay Corp.                              708        29,318
    Polypore International, Inc.*             1,437        25,090      Met-Pro Corp.                              770         7,546
    Powell Industries, Inc.*                    249         8,100      Middleby Corp.*(1)                       1,064        61,276
    PowerSecure International, Inc.*(1)         746         5,878      Miller Industries, Inc.                    300         3,729
    Preformed Line Products Co.                 194         7,401      Mueller Industries, Inc.                 2,736        73,297



                                                                 13
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Mueller Water Products, Inc. -                                     The Corporate Executive Board
      Class A                                11,240  $     53,727        Co.(1)                                 2,090  $     55,573
    NACCO Industries, Inc. - Class A            366        27,139      Towers Watson & Co. - Class A*(1)        3,117       148,057
    Nordson Corp.(1)                          2,287       155,333      Trueblue, Inc.*                          2,641        40,935
    Omega Flex, Inc.                            150         1,575      Volt Information Sciences, Inc.*         1,163        11,874
    PMFG, Inc.*(1)                              537         7,105      VSE Corp.                                  296        12,183
    RBC Bearings, Inc.*                       1,647        52,490                                                      ------------
    Robbins & Myers, Inc.                     2,093        49,855                                                           988,932
    Sauer-Danfoss, Inc.*                        954        12,669                                                      ------------
    SmartHeat, Inc.*                            160         1,718      ROAD & RAIL -- 1.0%
    Sun Hydraulics Corp.(1)                     665        17,277      Amerco, Inc.*                              702        38,112
    Tecumseh Products Co. - Class A*          1,562        19,166      Arkansas Best Corp.                      1,626        48,585
    Tennant Co.                               1,321        36,182      Avis Budget Group, Inc.*                 7,030        80,845
    The Gorman-Rupp Co.(1)                    1,200        30,528      Celadon Group, Inc.*                     1,888        26,319
    Titan International, Inc.(1)              2,845        24,837      Dollar Thrifty Automotive Group,
    TriMas Corp.*                               790         5,127        Inc.*(1)                               2,040        65,545
    Twin Disc, Inc.                             833        10,179      Genesee & Wyoming, Inc. - Class A*       2,527        86,221
    Watts Water Technologies, Inc. -                                   Heartland Express, Inc.                  4,108        67,782
      Class A                                 2,224        69,077      Knight Transportation, Inc.              4,017        84,718
                                                     ------------      Marten Transport, Ltd.*                    729        14,369
                                                        1,883,808      Old Dominion Freight Line, Inc.*         1,787        59,668
                                                     ------------      Patriot Transportation Holding,
    MARINE -- 0.2%                                                       Inc.*                                    100         8,448
    American Commercial Lines, Inc.*            564        14,157      RailAmerica, Inc.*                       1,150        13,570
    Eagle Bulk Shipping, Inc.*(1)             2,818        14,964      Saia, Inc.*                              1,179        16,364
    Genco Shipping & Trading, Ltd.*(1)        2,109        44,521      Universal Truckload Services, Inc.*        380         6,680
    Horizon Lines, Inc. - Class A             2,278        12,392      USATruck, Inc.*                            710        11,474
    International Shipholding Corp.             375        11,021      Werner Enterprises, Inc.(1)              2,921        67,680
    TBS International plc(1)                    634         4,628      YRC Worldwide, Inc.*(1)                  4,989         2,713
    Ultrapetrol Bahamas, Ltd.*                1,180         6,478                                                      ------------
                                                     ------------                                                           699,093
                                                          108,161                                                      ------------
                                                     ------------      TRADING COMPANIES & DISTRIBUTORS -- 0.8%
    PROFESSIONAL SERVICES -- 1.4%                                      Aceto Corp.(1)                           1,723        10,407
    Acacia Research - Acacia                                           Aircastle, Ltd.                          3,715        35,181
      Technologies*                           1,660        17,978      Applied Industrial Technologies,
    Administaff, Inc.(1)                      1,281        27,337        Inc.                                   2,590        64,362
    Barrett Business Services, Inc.             910        12,340      Beacon Roofing Supply, Inc.*(1)          3,224        61,675
    CBIZ, Inc.*                               7,937        52,146      BlueLinx Holdings, Inc.*                 3,250        12,383
    CDI Corp.                                 1,113        16,317      DXP Enterprises, Inc.*                     390         4,980
    COMSYS IT Partners, Inc.*                   674        11,782      H&E Equipment Services, Inc.*            1,405        15,146
    CoStar Group, Inc.*                       1,369        56,841      Houston Wire & Cable Co.                 1,199        13,884
    CRA International, Inc.*                    707        16,204      Interline Brands, Inc.*                  1,988        38,050
    Diamond Management & Technology                                    Kaman Corp.                              1,702        42,567
      Consultants, Inc.                       1,750        13,737      Lawson Products, Inc.                      430         6,652
    Exponent, Inc.*                           1,927        54,958      RSC Holdings, Inc.*                      2,654        21,126
    Franklin Covey Co.*                         350         2,779      Rush Enterprises, Inc. - Class A*        1,870        24,703
    GP Strategies Corp.*                      1,400        11,704      TAL International Group, Inc.            1,089        21,758
    Heidrick & Struggles                                               Textainer Group Holdings, Ltd.             854        18,404
      International, Inc.                     1,090        30,553      Titan Machinery, Inc.*(1)                  780        10,678
    Hill International, Inc.*                 1,739        10,138      United Rentals, Inc.*(1)                 3,540        33,205
    Huron Consulting Group, Inc.*             1,872        38,002      Watsco, Inc.(1)                          1,843       104,830
    ICF International, Inc.*                    697        17,313      Willis Lease Finance Corp.*                810        12,782
    Kelly Services, Inc. - Class A*           2,127        35,436                                                      ------------
    Kforce, Inc.*                             1,493        22,709                                                           552,773
    Korn/Ferry International*                 2,744        48,432                                                      ------------
    Navigant Consulting, Inc.*                3,382        41,024      TRANSPORTATION INFRASTRUCTURE -- 0.0%
    Odyssey Marine Exploration, Inc.*         3,565         4,670      CAI International, Inc.*                   990        12,197
    On Assignment, Inc.*                      2,935        20,927                                                      ------------
    Resources Connection, Inc.*               2,935        56,264    TOTAL INDUSTRIALS                                   10,596,043
    School Specialty, Inc.*(1)                1,106        25,117                                                      ------------
    SFN Group, Inc.*                          4,334        34,715    INFORMATION TECHNOLOGY -- 17.9%
    The Advisory Board Co.*                   1,298        40,887      COMMUNICATIONS EQUIPMENT -- 3.1%
                                                                       3Com Corp.*                             27,376       210,521
                                                                       Acme Packet, Inc.*(1)                    2,843        54,813



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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    ADC Telecommunications, Inc.*             5,900  $     43,129      Isilon Systems, Inc.*                    1,340  $     11,538
    Adtran, Inc.(1)                           3,931       103,582      Netezza Corp.*                           2,718        34,763
    Airvana, Inc.*                            1,647        12,616      Novatel Wireless, Inc.*(1)               2,481        16,697
    Anaren, Inc.*                             1,241        17,672      Quantum Corp.*                          11,970        31,481
    Arris Group, Inc.*                        8,211        98,614      Rimage Corp.*                              794        11,481
    Aruba Networks, Inc.*                     4,105        56,074      Silicon Graphics International
    Aviat Networks, Inc.*                     3,258        21,601        Corp.*(1)                              2,180        23,304
    Bel Fuse, Inc. - Class B                    437         8,806      STEC, Inc.*                              1,216        14,568
    Bigband Networks, Inc.*                   4,177        14,745      Stratasys, Inc.*(1)                      1,630        39,740
    Black Box Corp.                           1,228        37,773      Super Micro Computer, Inc.*              1,598        27,614
    Blue Coat Systems, Inc.*                  2,684        83,311      Synaptics, Inc.*(1)                      2,343        64,690
    Cogo Group, Inc.*                         1,589        11,107                                                      ------------
    Comtech Telecommunications Corp.*         1,909        61,069                                                           537,534
    DG FastChannel, Inc.*                     1,327        42,398                                                      ------------
    Digi International, Inc.*                 1,982        21,088      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.1%
    Emcore Corp.*                               770           932      Agilysys, Inc.                             520         5,808
    EMS Technologies, Inc.*                   1,273        21,132      Anixter International, Inc.*             2,035        95,340
    Emulex Corp.*                             5,740        76,227      Benchmark Electronics, Inc.*             4,320        89,597
    Extreme Networks, Inc.*                   3,676        11,285      Brightpoint, Inc.*                       4,045        30,459
    Globecomm Systems, Inc.*                  1,996        15,349      Checkpoint Systems, Inc.*                2,403        53,154
    Harmonic, Inc.*                           5,392        34,023      China Security & Surveillance
    Hughes Communications, Inc.*                654        18,214        Technology, Inc.*                      2,287        17,587
    Infinera Corp.*                           5,716        48,700      Cogent, Inc.*                            2,647        26,999
    InterDigital, Inc.*(1)                    2,958        82,410      Cognex Corp.                             2,900        53,621
    Ixia*                                     2,365        21,924      Coherent, Inc.*                          1,534        49,027
    KVH Industries, Inc.*                       550         7,254      Comverge, Inc.*(1)                       1,438        16,264
    Loral Space & Communications,                                      CPI International, Inc.*                   331         4,389
      Inc.*(1)                                  781        27,429      CTS Corp.                                2,508        23,625
    Netgear, Inc.*                            2,307        60,213      Daktronics, Inc.                         2,528        19,263
    Network Equipment Technologies,                                    DTS, Inc.*                               1,317        44,831
      Inc.*                                   2,240        12,342      Echelon Corp.*                           2,929        26,273
    Oplink Communications, Inc.*              1,701        31,537      Electro Rent Corp.                       1,504        19,747
    Opnext, Inc.*                             3,388         7,996      Electro Scientific Industries,
    Palm, Inc.*(1)                           12,746        47,925        Inc.*                                  1,893        24,249
    Parkervision, Inc.*                       1,499         2,548      Faro Technologies, Inc.*(1)              1,033        26,600
    PC-Tel, Inc.*                             1,868        11,544      ICx Technologies, Inc.*(1)               1,506        10,497
    Plantronics, Inc.(1)                      3,356       104,976      Insight Enterprises, Inc.*               2,830        40,639
    Polycom, Inc.*                            5,851       178,924      IPG Photonics Corp.*                     1,143        16,916
    Powerwave Technologies, Inc.*(1)          4,570         5,712      L-1 Identity Solutions, Inc.*            5,487        48,999
    Riverbed Technology, Inc.*(1)             3,844       109,170      Littelfuse, Inc.*(1)                     1,525        57,965
    Seachange International, Inc.*            2,330        16,729      Maxwell Technologies, Inc.*              1,138        14,100
    ShoreTel, Inc.*                           3,330        22,011      Measurement Specialties, Inc.*           1,461        21,491
    Sonus Networks, Inc.*                    14,300        37,323      Mercury Computer Systems, Inc.*          2,015        27,646
    Sycamore Networks, Inc.                   1,305        26,244      Methode Electronics, Inc.                2,847        28,185
    Symmetricom, Inc.*                        3,128        18,236      MTS Systems Corp.(1)                       910        26,417
    Tekelec*                                  4,713        85,588      Multi-Fineline Electronix, Inc.*           683        17,594
    UTStarcom, Inc.*(1)                       8,620        24,050      Newport Corp.*                           2,882        36,025
    Viasat, Inc.*(1)                          2,272        78,634      OSI Systems, Inc.*(1)                    1,079        30,266
                                                     ------------      Park Electrochemical Corp.               1,262        36,270
                                                        2,145,500      PC Connection, Inc.*                     1,259         7,806
                                                     ------------      PC Mall, Inc.*                           1,392         7,044
    COMPUTERS & PERIPHERALS -- 0.8%                                    Plexus Corp.*                            2,698        97,209
    3Par, Inc.*(1)                            1,948        19,480      Power-One, Inc.*                         5,330        22,493
    ActivIdentity Corp.*                      1,510         4,289      Radisys Corp.*                           2,192        19,640
    Adaptec, Inc.*                            6,557        21,441      Rofin-Sinar Technologies, Inc.*          1,743        39,427
    Avid Technology, Inc.*                    1,517        20,904      Rogers Corp.*                              862        25,007
    Compellent Technologies, Inc.*              964        16,918      ScanSource, Inc.*                        1,561        44,926
    Cray, Inc.*                               2,760        16,422      SMART Modular Technologies (WWH),
    Electronics for Imaging, Inc.*            3,548        41,263        Inc.*                                  3,190        24,595
    Imation Corp.*                            2,568        28,274      Spectrum Control, Inc.*                  1,280        14,963
    Immersion Corp.*                          1,927         9,635      Synnex Corp.*(1)                         1,052        31,097
    Intermec, Inc.*                           4,612        65,398      Technitrol, Inc.                         3,242        17,118
    Intevac, Inc.*                            1,276        17,634      TTM Technologies, Inc.*                  3,629        32,225
                                                                       Universal Display Corp.*(1)              2,397        28,213



                                                                 15
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

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Zygo Corp.*                                 270  $      2,492      CSG Systems International, Inc.*         2,400  $     50,304
                                                     ------------      CyberSource Corp.*                       4,304        75,923
                                                        1,454,098      Dynamics Research Corp.*                    60           676
                                                     ------------      Euronet Worldwide, Inc.*                 3,536        65,168
    INTERNET SOFTWARE & SERVICES -- 1.8%                               ExlService Holdings, Inc.*                 755        12,593
    Ancestry.com, Inc.*                       1,750        29,663      Forrester Research, Inc.*                  865        26,011
    Archipelago Learning, Inc.*                 980        14,288      Gartner, Inc.*                           4,641       103,216
    Art Technology Group, Inc.*              10,700        47,187      Global Cash Access Holdings, Inc.*       3,041        24,845
    comScore, Inc.*                           1,735        28,957      Heartland Payment Systems, Inc.(1)       2,609        48,527
    Constant Contact, Inc.*(1)                1,783        41,401      iGate Corp.                              1,938        18,857
    DealerTrack Holdings, Inc.*               2,678        45,740      infoGROUP, Inc.*                         3,267        25,483
    Dice Holdings, Inc.*                        990         7,524      Integral Systems, Inc.*                  2,349        22,621
    Digital River, Inc.*                      2,451        74,265      Lionbridge Technologies, Inc.*           2,610         9,474
    DivX, Inc.*                               2,112        15,122      Mantech International Corp. -
    Earthlink, Inc.                           7,093        60,574        Class A*                               1,471        71,829
    GSI Commerce, Inc.*                       2,114        58,494      MAXIMUS, Inc.                            1,122        68,363
    InfoSpace, Inc.*                          2,274        25,128      MoneyGram International, Inc.*           5,350        20,384
    Innodata Isogen, Inc.*(1)                 1,670         6,764      NCI, Inc. - Class A*(1)                    722        21,826
    Internap Network Services Corp.*          3,975        22,260      Ness Technologies, Inc.*                 3,541        22,344
    Internet Brands, Inc. - Class A*(1)       1,310        12,078      Online Resources Corp.*                  2,332         9,398
    Internet Capital Group, Inc.*             2,984        25,215      RightNow Technologies, Inc.*             1,771        31,630
    j2 Global Communications, Inc.*(1)        3,385        79,209      Sapient Corp.                            5,720        52,281
    Keynote Systems, Inc.                     1,429        16,276      SRA International, Inc. - Class A*       2,900        60,291
    Limelight Networks, Inc.*                 2,732         9,999      StarTek, Inc.*                             140           973
    Liquidity Services, Inc.*                   800         9,232      Syntel, Inc.                               915        35,200
    LivePerson, Inc.*                         2,460        18,868      Teletech Holdings, Inc.*                 2,478        42,324
    LogMeIn, Inc.*                               20           414      The Hackett Group, Inc.*                 3,913        10,878
    LoopNet, Inc.*                            1,892        21,266      Tier Technologies, Inc. - Class B*         600         4,776
    Marchex, Inc. - Class B                   2,015        10,297      TNS, Inc.*                               1,916        42,727
    MercadoLibre, Inc.*                       1,803        86,923      Unisys Corp.*(1)                         2,931       102,263
    ModusLink Global Solutions, Inc.*         2,819        23,764      VeriFone Holdings, Inc.*(1)              5,280       106,709
    Move, Inc.*(1)                           11,350        23,722      Virtusa Corp.*                           1,109        11,434
    NIC, Inc.(1)                              3,413        26,860      Wright Express Corp.*                    2,666        80,300
    OpenTable, Inc.*                             50         1,907                                                      ------------
    Openwave Systems, Inc.*                   2,910         6,693                                                         1,506,560
    Perficient, Inc.*                         1,416        15,958                                                      ------------
    Rackspace Hosting, Inc.*                  4,807        90,035      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.6%
    RealNetworks, Inc.*(1)                    6,237        30,125      Actel Corp.*                             2,023        28,019
    Saba Software, Inc.*(1)                     690         3,416      Advanced Analogic Technologies,
    SAVVIS, Inc.*                             2,862        47,223        Inc.*                                  3,703        12,923
    Stamps.com, Inc.*                         2,690        27,169      Advanced Energy Industries, Inc.*        2,212        36,631
    support.com, Inc.*                        1,911         6,249      Amkor Technology, Inc.*(1)               7,364        52,063
    Switch And Data Facilities Co.,                                    ANADIGICS, Inc.*                         5,660        27,508
      Inc.*                                   1,712        30,405      Applied Micro Circuits Corp.*            4,774        41,200
    TechTarget, Inc.*                         1,335         6,982      Atheros Communications, Inc.*            4,686       181,395
    Terremark Worldwide, Inc.*                4,456        31,237      ATMI, Inc.*                              1,782        34,410
    The Knot, Inc.*                           1,544        12,074      Brooks Automation, Inc.*                 4,454        39,284
    United Online, Inc.                       6,463        48,343      Cabot Microelectronics Corp.*(1)         1,691        63,971
    ValueClick, Inc.*                         5,759        58,396      Cavium Networks, Inc.*(1)                2,814        69,956
    Vocus, Inc.*                              1,274        21,722      Ceva, Inc.*                                812         9,468
    Web.com Group, Inc.*                        849         4,627      Cirrus Logic, Inc.*(1)                   4,930        41,363
    Zix Corp.*(1)                             4,540        10,487      Cohu, Inc.(1)                            2,173        29,922
                                                     ------------      Cymer, Inc.*                             1,896        70,721
                                                        1,294,538      Diodes, Inc.*                            2,375        53,200
                                                     ------------      DSP Group, Inc.*                         1,625        13,536
    IT SERVICES -- 2.1%                                                Entegris, Inc.*                          8,600        43,344
    Acxiom Corp.*                             4,561        81,824      Entropic Communications, Inc.*           2,520        12,802
    CACI International, Inc. - Class                                   Exar Corp.*                              1,560        10,998
      A*(1)                                   1,873        91,496      FEI Co.*(1)                              2,532        58,008
    Cass Information Systems, Inc.(1)           455        14,173      FormFactor, Inc.*                        3,671        65,197
    China Information Security                                         Hittite Microwave Corp.*                 1,338        58,832
      Technology, Inc.*                       2,939        14,842      IXYS Corp.*                              1,502        12,827
    CIBER, Inc.*                              4,522        16,912
    Computer Task Group, Inc.*                1,060         7,685



                                                                 16

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Kopin Corp.*                              3,018  $     11,167      Fortinet, Inc.*                            760  $     13,361
    Kulicke & Soffa Industries, Inc.*         5,310        38,497      Informatica Corp.*                       6,146       165,082
    Lattice Semiconductor Corp.*              9,640        35,379      Interactive Intelligence, Inc.*            763        14,260
    MEMSIC, Inc.*(1)                          3,880        12,377      Jack Henry & Associates, Inc.            5,859       140,968
    Micrel, Inc.                              2,206        23,516      JDA Software Group, Inc.*                2,290        63,708
    Microsemi Corp.*                          5,552        96,272      Kenexa Corp.*(1)                         1,518        20,872
    Microtune, Inc.*                          4,887        13,341      Lawson Software, Inc.*(1)                8,737        57,752
    MIPS Technologies, Inc.*                  3,870        17,260      Manhattan Associates, Inc.*              1,575        40,131
    MKS Instruments, Inc.*                    3,209        62,864      Mentor Graphics Corp.*(1)                7,348        58,931
    Monolithic Power Systems, Inc.*           2,547        56,798      MicroStrategy, Inc. - Class A*(1)          619        52,658
    Netlogic Microsystems, Inc.*(1)           3,154        92,822      Monotype Imaging Holdings, Inc.*           908         8,835
    NVE Corp.*                                  299        13,545      Net 1 UEPS Technologies, Inc.*           1,631        29,994
    Omnivision Technologies, Inc.*            3,411        58,601      Netscout Systems, Inc.*                  2,061        30,482
    Pericom Semiconductor Corp.*              1,293        13,848      NetSuite, Inc.*                          1,163        16,910
    Photronics, Inc.*(1)                      3,960        20,156      Opnet Technologies, Inc.                 1,159        18,683
    PLX Technology, Inc.*                     2,083        10,977      Parametric Technology Corp.*             8,377       151,205
    Power Integrations, Inc.                  1,504        61,965      Pegasystems, Inc.(1)                       869        32,153
    RF Micro Devices, Inc.*(1)               18,210        90,686      Phoenix Technologies, Ltd.*              1,467         4,724
    Rubicon Technology, Inc.*(1)              1,052        21,250      Progress Software Corp.*(1)              2,493        78,355
    Rudolph Technologies, Inc.*               1,437        12,315      PROS Holdings, Inc.*(1)                    976         9,643
    Semtech Corp.*                            4,120        71,812      QAD, Inc.*                               1,518         7,970
    Sigma Designs, Inc.*(1)                   1,515        17,771      Quest Software, Inc.*                    4,625        82,279
    Silicon Image, Inc.*                      4,565        13,786      Radiant Systems, Inc.*                   2,301        32,835
    Silicon Storage Technology, Inc.*         3,494        10,622      Renaissance Learning, Inc.                 550         8,926
    Skyworks Solutions, Inc.*                11,296       176,218      Rosetta Stone, Inc.*                       320         7,610
    Standard Microsystems Corp.*(1)           1,144        26,632      S1 Corp.*                                3,317        19,570
    Supertex, Inc.*(1)                          605        15,482      Smith Micro Software, Inc.*              2,429        21,472
    Techwell, Inc.*                           1,080        20,196      SolarWinds, Inc.*                          890        19,277
    Tessera Techonologies, Inc.*              3,446        69,885      Solera Holdings, Inc.                    4,885       188,805
    Trident Microsystems, Inc.*               1,490         2,593      SonicWALL, Inc.*(1)                      4,241        36,854
    TriQuint Semiconductor, Inc.*            10,935        76,545      Sourcefire, Inc.*                        1,778        40,805
    Ultratech, Inc.*                          1,551        21,094      SuccessFactors, Inc.*                    3,188        60,700
    Veeco Instruments, Inc.*(1)               2,640       114,840      Symvx Technologies, Inc.*                2,355        10,574
    Virage Logic Corp.*                       1,500        11,790      Synchronoss Technologies, Inc.*            949        18,382
    Volterra Semiconductor Corp.*             1,702        42,720      Take-Two Interactive Software,
    Zoran Corp.*                              3,344        35,981        Inc.*(1)                               5,561        54,776
                                                     ------------      Taleo Corp. - Class A*                   2,841        73,610
                                                        2,559,181      TeleCommunication Systems, Inc. -
                                                     ------------        Class A*(1)                            2,852        20,905
    SOFTWARE -- 4.4%                                                   The Ultimate Software Group, Inc.*       1,547        50,974
    ACI Worldwide, Inc.*                      2,114        43,570      THQ, Inc.*(1)                            5,143        36,052
    Actuate Corp.*                            1,933        10,805      TIBCO Software, Inc.*                   11,624       125,423
    Advent Software, Inc.*(1)                   937        41,931      TiVo, Inc.*                              7,510       128,571
    American Software, Inc. - Class A           624         3,625      Tyler Technologies, Inc.*                2,369        44,395
    ArcSight, Inc.*(1)                        1,510        42,506      Unica Corp.*                               840         7,468
    Ariba, Inc.*(1)                           5,799        74,517      Vasco Data Security International,
    AsiaInfo Holdings, Inc.*                  2,189        57,965        Inc.*                                  2,265        18,686
    Blackbaud, Inc.(1)                        2,802        70,582      Websense, Inc.*                          2,891        65,828
    Blackboard, Inc.*(1)                      2,110        87,903                                                      ------------
    Bottomline Technologies, Inc.*            1,877        31,590                                                         3,055,790
    Callidus Software, Inc.*                  1,998         7,253                                                      ------------
    China TransInfo Technology Corp.*            30           202    TOTAL INFORMATION TECHNOLOGY                        12,553,201
    Chordiant Software, Inc.*                 2,613        13,248                                                      ------------
    CommVault Systems, Inc.*                  2,791        59,588    MATERIALS -- 4.6%
    Concur Technologies, Inc.*(1)             2,833       116,181      CHEMICALS -- 2.2%
    Deltek, Inc.*                             1,655        12,644      A. Schulman, Inc.                        1,328        32,496
    DemandTec, Inc.*                          1,475        10,251      American Vanguard Corp.                  1,064         8,672
    Double-Take Software, Inc.*               1,326        11,815      Ampal-American Israel - Class A*           410         1,140
    Ebix, Inc.*                               1,478        23,604      Arch Chemicals, Inc.                     1,838        63,209
    Epicor Software Corp.*                    3,428        32,772      Balchem Corp.(1)                         1,690        41,671
    EPIQ Systems, Inc.*                       1,441        17,912      Calgon Carbon Corp.*                     3,361        57,540
    Fair Isaac Corp.(1)                       3,394        86,004      China Green Agriculture, Inc.*(1)          440         6,160
    FalconStor Software, Inc.*                2,261         7,868      Ferro Corp.*                             5,952        52,318



                                                                 17

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    H.B. Fuller Co.                           3,299  $     76,570      Paramount Gold and Silver Corp.*(1)      2,470  $      3,433
    Hawkins, Inc.(1)                            360         8,712      RTI International Metals, Inc.*          1,982        60,114
    ICO, Inc.                                 1,335        10,787      Stillwater Mining Co.*(1)                3,144        40,809
    Innophos Holdings, Inc.                     975        27,202      Universal Stainless & Alloy*               756        18,136
    Innospec, Inc.*                           1,932        21,948      US Gold Corp.*                           3,810        10,287
    Koppers Holdings, Inc.(1)                 1,404        39,761      Worthington Industries, Inc.             3,969        68,624
    Landec Corp.*                             1,667        11,052                                                      ------------
    LSB Industries, Inc.*                     1,631        24,856                                                           723,545
    Minerals Technologies, Inc.               1,255        65,059                                                      ------------
    NewMarket Corp.                             646        66,532      PAPER & FOREST PRODUCTS -- 0.8%
    NL Industries, Inc.                         842         7,224      Buckeye Technologies, Inc.*              3,118        40,783
    Olin Corp.                                5,285       103,692      Clearwater Paper Corp.*                    737        36,297
    OM Group, Inc.*                           2,126        72,029      Deltic Timber Corp.(1)                     865        38,103
    Omnova Solutions, Inc.*                   2,970        23,314      Domtar Corp.*(1)                         2,770       178,416
    PolyOne Corp.*                            6,029        61,737      Glatfelter(1)                            3,523        51,048
    Quaker Chemical Corp.(1)                    732        19,845      KapStone Paper and Packaging Corp.*      2,200        26,114
    Rockwood Holdings, Inc.*                  3,442        91,626      Louisiana-Pacific Corp.*                 9,036        81,776
    Sensient Technologies Corp.               3,382        98,281      Neenah Paper, Inc.                       1,201        19,024
    ShengdaTech, Inc.*                        1,854        13,886      Schweitzer-Mauduit International,
    Solutia, Inc.*                            8,445       136,049        Inc.                                   1,344        63,921
    Spartech Corp.*                           2,358        27,589      Wausau Paper Corp.*                      3,841        32,802
    Stepan Co.                                  409        22,859                                                      ------------
    STR Holdings, Inc.*                         550        12,925                                                           568,284
    W.R. Grace & Co.*(1)                      4,965       137,828                                                      ------------
    Westlake Chemical Corp.                   1,578        40,697    TOTAL MATERIALS                                      3,231,275
    Zep, Inc.(1)                              1,674        36,627                                                      ------------
    Zoltek Cos., Inc.*(1)                     1,227        11,828    TELECOMMUNICATION SERVICES -- 0.8%
                                                     ------------      DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
                                                        1,533,721      AboveNet, Inc.*                          1,040        52,759
                                                     ------------      Alaska Communications Systems
    CONSTRUCTION MATERIALS -- 0.1%                                       Group, Inc.(1)                         3,324        26,991
    Headwaters, Inc.*                         3,605        16,547      Atlantic Tele-Network, Inc.                480        21,566
    Texas Industries, Inc.(1)                 1,560        53,305      Cbeyond, Inc.*(1)                        1,929        26,389
    United States Lime & Minerals,                                     Cincinnati Bell, Inc.*(1)               15,480        52,787
      Inc.*                                     196         7,579      Cogent Communications Group,
    US Concrete, Inc.*(1)                     3,565         1,355        Inc.*(1)                               2,453        25,536
                                                     ------------      Consolidated Communications
                                                           78,786        Holdings, Inc.(1)                      1,909        36,195
                                                     ------------      General Communication, Inc. -
    CONTAINERS & PACKAGING -- 0.5%                                       Class A*                               1,922        11,090
    AEP Industries, Inc.*                       297         7,728      Global Crossing, Ltd.*(1)                2,040        30,906
    Boise, Inc.*                              2,720        16,674      HickoryTech Corp.                          460         4,062
    BWAY Holding Co.*                           670        13,467      Iowa Telecommunications Services,
    Graphic Packaging Holding Co.*            6,460        23,321        Inc.                                   1,937        32,348
    Myers Industries, Inc.                    2,122        22,239      Neutral Tandem, Inc.*(1)                 2,220        35,475
    Rock-Tenn Co. - Class A(1)                2,502       114,016      PAETEC Holdings Corp.*                   9,300        43,524
    Silgan Holdings, Inc.                     2,150       129,494      Premiere Global Services, Inc.*(1)       3,308        27,324
                                                     ------------      SureWest Communications*                   110           945
                                                          326,939                                                      ------------
                                                     ------------                                                           427,897
    METALS & MINING -- 1.0%                                                                                            ------------
    A.M. Castle & Co.*                          660         8,633      WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
    Allied Nevada Gold Corp.*                 3,783        62,684      NTELOS Holdings Corp.                    2,045        36,380
    AMCOL International Corp.(1)              1,600        43,520      Shenandoah Telecommunications Co.        1,786        33,577
    Brush Engineered Materials, Inc.*         1,692        38,189      Syniverse Holdings, Inc.*                4,370        85,084
    Century Aluminum Co.*(1)                  3,650        50,224      USA Mobility, Inc.*                        898        11,378
    China Precision Steel, Inc.*(1)             790         1,659                                                      ------------
    Coeur d'Alene Mines Corp. - Class                                                                                       166,419
      A*(1)                                   5,270        78,945                                                      ------------
    General Moly, Inc.*                       6,050        20,086    TOTAL TELECOMMUNICATION SERVICES                       594,316
    General Steel Holdings, Inc.*(1)            745         3,062                                                      ------------
    Haynes International, Inc.(1)               964        34,251    UTILITIES -- 3.1%
    Hecla Mining Co.*(1)                     16,208        88,658      ELECTRIC UTILITIES -- 1.0%
    Horsehead Holding Corp.*                  2,838        33,602      ALLETE, Inc.                             1,856        62,139
    Kaiser Aluminum Corp.(1)                    991        38,223      Central Vermont Public Service
    Olympic Steel, Inc.(1)                      625        20,406        Corp.                                    874        17,628
                                                                       Cleco Corp.                              3,785       100,492



                                                                 18

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE     TOTAL INVESTMENTS (2)-- 131.9%
                                          ------         -----       (Cost $76,810,062)+                               $ 92,589,421
    El Paso Electric Co.*                     2,620  $     53,972  LIABILITIES IN EXCESS OF OTHER ASSETS -- (31.9)%     (22,372,225)
    IDACORP, Inc.                             3,122       108,084                                                      ------------
    MGE Energy, Inc.(1)                       1,869        66,088  NET ASSETS -- 100.0%                                $ 70,217,196
    PNM Resources, Inc.                       6,217        77,899                                                      ============
    Portland General Electric Co.             4,707        90,892
    The Empire District Electric Co.          2,106        37,950  +    The cost for Federal income tax purposes is $78,376,709. At
    UIL Holdings Corp.(1)                     1,656        45,540       March 31, 2010, net unrealized appreciation was $14,212,712.
    UniSource Energy Corp.                    1,965        61,780       This consisted of aggregate gross unrealized appreciation
    Unitil Corp.                                260         6,045       for all securities for which there was an excess of market
                                                     ------------       value over tax cost of $15,878,455, and aggregate gross
                                                          728,509       unrealized depreciation for all securities for which there
                                                     ------------       was an excess of tax cost over market value of $1,665,743.
    GAS UTILITIES -- 1.3%                                          *    Non-income producing security.
    Chesapeake Utilities Corp.                  447        13,321  (1)  Security partially or fully on loan.
    New Jersey Resources Corp.                3,127       117,450  (2)  At March 31, 2010, the market value of securities on loan
    Nicor, Inc.(1)                            3,049       127,814       for the Small-Cap Strategy was $16,527,565.
    Northwest Natural Gas Co.                 2,438       113,611
    Piedmont Natural Gas Co.                  5,454       150,421
    South Jersey Industries, Inc.(1)          2,521       105,857
    Southwest Gas Corp.                       2,988        89,401
    The Laclede Group, Inc.                   1,658        55,908
    WGL Holdings, Inc.                        4,230       146,569
                                                     ------------
                                                          920,352
                                                     ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
    US Geothermal, Inc.*(1)                   3,140         2,857
                                                     ------------
    MULTI-UTILITIES -- 0.4%
    Avista Corp.                              3,608        74,722
    Black Hills Corp.(1)                      2,678        81,277
    CH Energy Group, Inc.                     1,285        52,479
    NorthWestern Corp.                        2,279        61,100
                                                     ------------
                                                          269,578
                                                     ------------
    WATER UTILITIES -- 0.4%
    American States Water Co.                 2,167        75,195
    Artesian Resources Corp. - Class A          290         5,121
    Cadiz, Inc.*(1)                             906        11,570
    California Water Service Group            1,894        71,233
    Connecticut Water Service, Inc.             343         7,982
    Consolidated Water Co., Ltd.              1,087        14,762
    Middlesex Water Co.                         991        16,897
    Pennichuck Corp.                            840        19,748
    SJW Corp.                                   658        16,726
    Southwest Water Co.                       1,270        13,259
    York Water Co.                              600         8,250
                                                     ------------
                                                          260,743
                                                     ------------
  TOTAL UTILITIES                                       2,182,039
                                                     ------------
  TOTAL COMMON STOCK
    (Cost $53,927,935)                                 69,708,038
                                                     ------------
EXCHANGE-TRADED FUNDS -- 0.6%
    iShares Russell 2000 Index Fund
      (Cost $427,947)                         6,300       427,203
                                                     ------------
SHORT TERM INVESTMENTS -- 7.0%
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series
      (Cost $4,880,271)                   4,880,271     4,880,271
                                                     ------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES -- 25.0%
    Institutional Money Market Trust
      (Cost $17,573,909)                 17,573,909    17,573,909
                                                     ------------



                                                                 19

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010:

                                                                                                     LEVEL 2 -         LEVEL 3 -
                                                                 TOTAL VALUE AT                     SIGNIFICANT       SIGNIFICANT
                                                                   MARCH 31,        LEVEL 1 -        OBSERVABLE       UNOBSERVABLE
                                                                      2010        QUOTED PRICES        INPUTS            INPUTS
                                                                --------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Common Stocks                                                   $    69,708,038  $    69,708,038  $            --  $              --
Exchange-Traded Funds                                                   427,203          427,203               --                 --
Short-Term Investments                                               22,454,180       22,454,180               --                 --
                                                                --------------------------------------------------------------------
Total                                                           $    92,589,421  $    92,589,421  $            --  $              --
                                                                --------------------------------------------------------------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)
 (Showing Percentage of Net Assets)
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
COMMON STOCK -- 84.0%                                                  Macquarie Group, Ltd.                   13,340  $    578,409
  ARGENTINA -- 0.2%                                                    Macquarie Infrastructure Group          95,926        98,590
    Banco Macro SA - ADR                      4,200  $    125,538      Metcash, Ltd.                           21,650        82,250
    BBVA Banco Frances SA - ADR               5,120        37,683      Mirvac Group                            73,368        99,306
    Cresud SA - ADR(1)                       14,426       201,099      National Australia Bank, Ltd.           27,649       698,240
    Grupo Financiero Galicia SA -                                      Newcrest Mining, Ltd.                    4,447       133,932
      ADR*                                    8,000        47,600      OneSteel, Ltd.                          40,528       145,043
    IRSA Inversiones y                                                 Orica, Ltd.                              7,538       185,313
      Representaciones SA - GDR               3,700        39,960      Origin Energy, Ltd.                     56,430       857,009
    MercadoLibre, Inc.*                       3,800       183,198      OZ Minerals Ltd.*                       60,759        63,840
    Petrobras Energia SA - ADR                5,618        93,708      Pan Pacific Petroleum NL                37,850         8,336
    Telecom Argentina SA - ADR*              10,150       190,211      Primary Health Care, Ltd.                  318         1,299
    Transportadora de Gas del Sur                                      Qantas Airways, Ltd.*                   37,254        97,089
      SA - ADR                               16,900        57,291      QBE Insurance Group, Ltd.               14,593       278,940
                                                     ------------      Rio Tinto, Ltd.                         13,151       946,132
  TOTAL ARGENTINA                                         976,288      Santos, Ltd.                            69,379       933,338
                                                     ------------      Sims Metal Management, Ltd.              5,364       106,617
  AUSTRALIA -- 3.8%                                                    Sonic Healthcare, Ltd.                   2,951        38,914
    AGL Energy, Ltd.                          4,015        55,376      Stockland Corp., Ltd.                   24,171        88,500
    Alumina, Ltd.                            31,910        50,512      Suncorp-Metway, Ltd.                    87,367       684,669
    Alumina, Ltd. - ADR                       4,000        25,040      Tabcorp Holdings, Ltd.                  11,254        71,258
    Amcor, Ltd.                               2,978        17,462      Tatts Group, Ltd.                       19,943        45,020
    AMP, Ltd.                                33,004       189,591      Telstra Corp., Ltd.                     23,380        64,149
    Asciano Group*                           52,942        92,063      Thorn Group, Ltd.                       17,840        18,335
    ASX, Ltd.                                 1,358        42,295      Toll Holdings, Ltd.                     22,111       150,553
    Australia & New Zealand                                            UXC, Ltd.                               88,256        41,304
      Banking Group, Ltd.                    47,082     1,095,674      Washington H Soul Pattinson
    Australian Pharmaceutical                                            And Co., Ltd.                          5,219        68,486
      Industries, Ltd.                       49,772        27,632      Wesfarmers, Ltd.                        44,099     1,286,460
    AXA Asia Pacific Holdings,                                         Wesfarmers, Ltd. - PPS                   1,611        47,115
      Ltd.                                    9,173        53,199      Westfield Group                         16,216       179,460
    Bank of Queensland, Ltd.                  5,738        62,080      Westpac BankingCorp., Ltd.              24,523       626,498
    Bendigo and Adelaide Bank,                                         Woodside Petroleum, Ltd.                 3,125       134,493
      Ltd.                                   15,525       142,465      Woolworths, Ltd.                         4,949       127,161
    BHP Billiton, Ltd.                       58,932     2,357,302      WorleyParsons, Ltd.                      7,121       166,305
    BlueScope Steel, Ltd.*                   73,740       196,912                                                      ------------
    Boral, Ltd.                              13,495        69,473    TOTAL AUSTRALIA                                     16,787,084
    Brambles, Ltd.                            7,658        51,721                                                      ------------
    Brickworks, Ltd.                          2,651        32,112    AUSTRIA -- 0.3%
    Caltex Australia, Ltd.                    3,705        38,453      Erste Bank der oesterreichischen
    CFS Retail Property Trust               112,989       194,408        Sparkassen AG                         12,047       506,040
    Coca-Cola Amatil, Ltd.                    1,213        12,523      Oesterreichische
    Cochlear, Ltd.                              614        41,041        Elektrizitaetswirtschafts
    Commonwealth Bank of Australia           21,943     1,133,455        AG  - Class A*                           543        21,555
    Computershare, Ltd.                       4,043        46,450      OMV AG                                  19,900       746,673
    Crown, Ltd.                              15,669       117,617      Strabag SE                                 781        19,852
    CSL, Ltd.                                 3,111       104,001      Voestalpine AG                           2,764       111,810
    Data#3, Ltd.                              1,481        10,845                                                      ------------
    Dexus Property Group                     42,106        31,297    TOTAL AUSTRIA                                        1,405,930
    Fairfax Media, Ltd.                     131,795       217,695                                                      ------------
    Fortescue Metals Group, Ltd.*             3,707        16,669    BELGIUM -- 0.4%
    Foster's Group, Ltd.                     10,490        50,922      Agfa Gevaert NV*                        17,702       137,000
    General Property Trust                   34,576        18,244      Anheuser-Busch InBev NV                    697        35,110
    Goodman Fielder, Ltd.                    44,354        58,203      Barco NV*                                1,740        78,448
    Goodman Group                            44,527        26,763      Belgacom SA                              1,917        74,880
    Hillgrove Resources, Ltd.               661,515       221,569      Delhaize Group                             323        25,958
    Hills Industries, Ltd                    51,427       124,587      Delhaize Group - ADR                     2,400       193,176
    Incitec Pivot, Ltd.                      44,940       143,100      Fortis*                                 24,329        86,619
    Insurance Australia Group,                                         Groupe Bruxelles Lambert SA                383        33,842
      Ltd.                                   51,068       181,827      KBC Groupe*                              4,332       209,789
    Leighton Holdings, Ltd.                   1,485        53,146      Nationale A Portefeuille                   305        15,984
    Lend Lease Corp., Ltd.*                   4,830        38,383      Punch International NV*                    266         1,861
    Lihir Gold, Ltd.                          7,036        19,563      Recticel SA                                665         7,033
    Macquarie Airports                       58,944       167,138      RESILUX*                                   142        10,478
    Macquarie Atlas Roads Group*              6,855         5,913      Retail Estates                              18         1,025



                                                                  1
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Solvay SA                                 4,277  $    439,669      Marfrig Frigorificose e
    UCB SA                                    2,098        89,587        Comercio de Alimentos SA               6,150  $     69,788
    Umicore                                   4,251       148,450      MMX Mineracao e Metalicos SA*            1,130         8,540
    Zetes Industries SA                         488        10,974      MMX Mineracao e Metalicos SA*            2,000        15,104
                                                     ------------      MRV Engenharia e
  TOTAL BELGIUM                                         1,599,883        Participacoes SA                       6,600        46,391
                                                     ------------      Natura Cosmeticos SA                     4,800        97,897
  BERMUDA -- 0.0%                                                      Petroleo Brasileiro SA - ADR            41,649     1,852,964
    Credicorp, Ltd.                           1,300       114,634      Redecard SA                              6,500       120,252
    Northern Offshore, Ltd.*                 19,000        29,092      Rossi Residencial SA                    38,383       265,477
                                                     ------------      Souza Cruz SA                            1,100        38,462
  TOTAL BERMUDA                                           143,726      Tele Norte Leste
                                                     ------------        Participacoes SA                       4,100        86,895
  BOTSWANA -- 0.2%                                                     Telecomunicacoes de Sao Paulo
    Barclays Bank of Botswana,                                           SA                                     1,000        18,315
      Ltd.(1)                               134,600       135,004      Tim Participacoes SA*                    5,300        20,832
    Botswana Insurance Holdings,                                       Totvs SA                                 3,300       198,184
      Ltd.(1)                                60,900        94,139      Tractebel Energia SA                     2,700        30,137
    First National Bank of                                             Usinas Siderurgicas de Minas
      Botswana(1)                           274,700       103,322        Gerais SA                              1,125        39,614
    Letshego Holdings, Ltd.(1)               19,400        45,641      Vale SA -  ADR                           4,292       138,160
    Sechaba Breweries, Ltd.(1)              109,703       210,355      Vivo Participacoes SA - ADR             10,413       282,296
    Standard Chartered Bank of                                         Weg SA                                   8,800        94,515
      Botswana, Ltd.                         41,700       107,331                                                      ------------
                                                     ------------    TOTAL BRAZIL                                         7,484,736
  TOTAL BOTSWANA                                          695,792                                                      ------------
                                                     ------------    BULGARIA -- 0.1%
  BRAZIL -- 1.7%                                                       Bulgarian American Credit
    All America Latina Logistica                                         Bank JSCO*(1)                          2,600        27,675
      SA                                      5,494        50,233      Central Cooperative Bank AD*            20,482        18,603
    Amil Participacoes SA                     2,108        16,358      Chimimport AD*                          10,600        19,233
    B2W Companhia Global do Varejo            1,500        32,390      Doverie Holding AD*(1)                  11,040        24,560
    Banco do Brazil SA                       27,600       461,565      Olovno Tzinkov Komplex AD*(1)              900         8,341
    BM&F BOVESPA SA                          18,707       125,600      Petrol AD*(1)                           37,250       104,043
    Brasil Telecom SA*                        1,462        12,965      Sopharma AD*                            14,000        38,581
    BRF Brasil Food SA                        6,925       187,187                                                      ------------
    Centrais Eletricas                                               TOTAL BULGARIA                                         241,036
      Brasileiras SA - ELETROBRAS             6,715        99,308                                                      ------------
    Cia Brasileira de                                                CANADA -- 4.2%
      Distribuicao Grupo Pao de                                        Aastra Technologies, Ltd.                3,400       107,960
      Acucar - ADR                            2,017       135,603      Agnico-Eagle Mines, Ltd.                   319        17,821
    Cia de Bebidas das Americas               1,203        94,395      Agrium, Inc. (New York
    Cia de Concessoes Rodoviarias             2,100        45,924        Exchange)                                900        63,567
    Cia Energetica de Minas Gerais            1,785        23,086      Agrium, Inc. (Toronto
    Cia Siderurgica Nacional SA               8,000       159,429        Exchange)                                864        61,096
    Cia Siderurgica Nacional SA -                                      Bank of Montreal (New York
      ADR                                    10,393       414,993        Exchange)                              3,840       233,088
    Companhia de Bebidas das                                           Bank of Montreal (Toronto
      Americas - ADR                          4,973       455,825        Exchange)                              3,667       222,587
    Cosan SA Industria e Comercio*            4,200        51,014      Bank of Nova Scotia (New York
    CPFL Energia SA                           1,500        30,104        Exchange)                              8,012       400,760
    Cyrela Brazil Realty SA                  30,529       357,589      Bank of Nova Scotia (Toronto
    Duratex SA                               13,200       112,081        Exchange)                              8,336       417,600
    EDP Energias do Brasil SA                 1,500        28,788      Barrick Gold Corp.                      14,797       567,754
    Empresa Brasileira de                                              BCE, Inc. (New York Exchange)            3,688       108,243
      Aeronautica SA                         15,200        90,173      BCE, Inc. (Toronto Exchange)             5,200       152,828
    Fibria Celulose SA*                       2,086        45,184      Biovail Corp.                            1,061        17,793
    Fibria Celulose SA - ADR*                18,218       398,610      Bombardier, Inc. - Class B              58,874       361,133
    Gafisa SA                                 6,800        46,268      Brookfield Asset Management,
    Global Village Telecom                                               Inc. - Class A                         2,009        51,069
      Holding SA*                             2,500        81,044      Brookfield Properties Corp.              2,956        45,404
    Gol Linhas Aereas                                                  CAE, Inc.                                2,102        20,537
      Inteligentes SA                         9,697       120,146      Calian Technologies, Ltd.                1,000        17,890
    LLX Logistica SA*                         2,000         9,458
    Localiza Rent A Car SA                    2,700        28,391
    Lojas Renner SA                          14,400       331,021
    Lupatech SA*                              1,200        16,181



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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Cameco Corp.                                581  $     15,925      Industrial Alliance Insurance
    Cameco Corp. (Toronto                                                and Financial Services, Inc.           1,124  $     38,734
      Exchange)                               1,400        38,334      Inmet Mining Corp.                         700        40,671
    Canadian Imperial Bank of                                          Intact Financial Corp.                   2,369       104,519
      Commerce (New York                                               Ivanhoe Mines, Ltd.*                     3,996        69,836
      Exchange)                               3,998       291,854      Kinross Gold Corp.                       1,932        33,042
    Canadian Imperial Bank of                                          Loblaw Cos., Ltd.                        2,018        74,529
      Commerce (Toronto Exchange)             1,289        94,170      Lundin Mining Corp.*                     7,500        39,802
    Canadian National Railway Co.                                      Magna International, Inc. -
      (New York Exchange)                       733        44,413        Class A                                  700        43,295
    Canadian National Railway Co.                                      Magna International, Inc. -
      (Toronto Exchange)                      1,700       103,173        Class A (Toronto Exchange)*            2,700       167,080
    Canadian Natural Resources,                                        Manulife Financial Corp. (New
      Ltd. (New York Exchange)                1,400       103,616        York Exchange)                        11,394       224,348
    Canadian Natural Resources,                                        Manulife Financial Corp.
      Ltd. (Toronto Exchange)                   618        45,757        (Toronto Exchange)                    60,638     1,196,461
    Canadian Oil Sands Trust                    685        20,537      Metro, Inc. - Class A                    4,400       182,429
    Canadian Pacific Railway,                                          National Bank of Canada                  2,222       135,291
      Ltd. (New York Exchange)                  900        50,616      Niko Resources, Ltd.                       400        42,664
    Canadian Pacific Railway,                                          North American Energy
      Ltd. (Toronto Exchange)                 5,417       305,291        Partners, Inc.*                        3,005        28,818
    Canadian Tire Corp., Ltd.                                          Onex Corp.                               1,500        42,667
      Class A                                 2,300       125,547      Penn West Energy Trust                   4,561        96,328
    Canadian Utilities, Ltd. -                                         Potash Corp. of Saskatchewan,
      Class A                                   900        43,509        Inc.                                   2,840       339,128
    Cenovus Energy, Inc.                      7,252       189,431      Power Corp. of Canada                    6,600       199,238
    CGI Group, Inc. - Class A                                          Power Financial Corp.                    1,400        46,177
      (New York Exchange)*                    3,100        46,221      Provident Energy Trust                   5,826        44,918
    CGI Group, Inc. - Class A                                          Research In Motion Ltd.*                 1,100        81,500
      (Toronto Exchange)*                    45,400       679,447      Rona, Inc.*                              3,800        57,394
    CI Financial Corp.                        1,700        35,987      Royal Bank of Canada (New
    Empire Co., Ltd. - Class A                3,900       202,286        York Exchange)                        10,192       594,703
    Enbridge, Inc. (New York                                           Royal Bank of Canada (Toronto
      Exchange)                               1,312        62,648        Exchange)                              5,745       336,221
    Enbridge, Inc. (Toronto                                            Saputo, Inc.                             1,400        40,774
      Exchange)                               2,400       114,465      Sherritt International Corp.             9,400        74,597
    EnCana Corp. (New York                                             Silver Wheaton Corp. (New
      Exchange)                              10,100       314,242        York Exchange)*                        3,200        50,176
    EnCana Corp. (Toronto                                              Silver Wheaton Corp. (Toronto
      Exchange)                              10,561       328,585        Exchange)*                             2,532        39,763
    Enerplus Resources Fund (New                                       Sino-Forest Corp.*                       6,119       119,892
      York Exchange)                            610        14,463      Sun Life Financial, Inc. (New
    Enerplus Resources Fund                                              York Exchange)                         4,798       154,160
      (Toronto Exchange)                      4,000        94,796      Sun Life Financial, Inc.
    Ensign Energy Services, Inc.              7,000       101,314        (Toronto Exchange)                    13,227       425,468
    Fairfax Financial Holdings,                                        Suncor Energy, Inc.                      6,092       198,118
      Ltd. (OTC)                                185        69,382      Talisman Energy, Inc. (New
    Fairfax Financial Holdings,                                          York Exchange)                         2,833        48,331
      Ltd. (Toronto Exchange)                   700       263,211      Talisman Energy, Inc.
    First Quantum Minerals, Ltd.                100         8,228        (Toronto Exchange)                    25,002       427,593
    George Weston, Ltd.                       1,614       111,478      Tech Resources, Ltd..*                   2,800       121,968
    Gildan Activewear, Inc.                   1,300        34,201      Teck Resources, Ltd. - Class B*         14,948       651,257
    Goldcorp, Inc.                            5,557       207,639      TELUS Corp.                              1,100        39,402
    Great-West Lifeco, Inc.                   1,600        45,937      The Data Group Income Fund               2,300        19,860
    Groupe Aeroplan, Inc.                     3,454        36,218      The Toronto-Dominion Bank
    Husky Energy, Inc.                       16,900       484,711        (New York Exchange)                    7,213       537,946
    IAMGOLD Corp. (New York                                            The Toronto-Dominion Bank
      Exchange)                               1,879        24,840        (Toronto Exchange)                    26,809     1,998,170
    IAMGOLD Corp. (Toronto                                             Thomson Reuters Corp.                   10,275       373,912
      Exchange)                               1,439        19,127      Tim Hortons, Inc.                        2,000        65,101
    IGM Financial, Inc.                       1,129        49,578      TMX Group, Inc.                          1,000        29,459
                                                                       TransAlta Corp.                            784        17,287



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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    TransCanada Corp.                         6,418  $    235,926      Sonda SA                                22,877  $     35,531
    TransCanada Corp. (Toronto                                         Vina Concha y Toro SA - ADR              1,100        49,390
      Exchange)                              16,855       617,676                                                      ------------
    TVA Group, Inc. - B Shares                1,100        16,311    TOTAL CHILE                                          3,789,176
    Velan, Inc. (ASX)                           700        10,993                                                      ------------
    Viterra, Inc.*                            3,104        28,851    CHINA -- 1.8%
    Viterra, Inc. (Toronto                                             Air China, Ltd. - Class H*             312,000       322,277
      Exchange)*                              1,200        11,331      Alibaba.com, Ltd.                       19,000        38,224
    Yamana Gold, Inc.                         3,900        38,415      Anhui Conch Cement Co., Ltd.
    Yamana Gold, Inc. (Toronto                                           - Class H                              4,000        26,429
      Exchange)                              28,700       283,991      Baidu, Inc.- ADR*                          300       179,100
    Yellow Pages Income Fund                 15,302        92,657      Bank of China, Ltd. - Class H          597,126       318,395
                                                     ------------      Bank of Communications Co.,
  TOTAL CANADA                                         18,717,485        Ltd. - Class H                       313,000       372,895
                                                     ------------      China Citic Bank - Class H              84,000        62,965
  CAYMAN ISLANDS -- 0.0%                                               China Coal Energy Co. - Class H         45,000        70,245
    Tingyi Cayman Islands Holding                                      China Communications Construction
      Corp.                                  30,000        70,941        Co., Ltd. - Class H                   50,000        47,203
                                                     ------------      China Construction Bank Corp.
  TOTAL CAYMAN ISLANDS                                     70,941        - Class H                          1,157,718       948,332
                                                     ------------      China Eastern Airlines Corp,
  CHILE -- 0.8%                                                          Ltd. - Class H*                       74,000        37,742
    Administradora de Fondos de                                        China Huiyuan Juice Group,
      Pensiones Provida SA                   31,000        95,703        Ltd. - Class H                        29,000        20,804
    AES Gener SA                            130,000        58,218      China International Marine
    Almendral SA                            371,854        37,558        Containers Co., Ltd. -
    Antarchile SA                             6,794       122,998        Class B                               39,000        54,701
    Banco de Chile                        1,606,165       153,378      China Medical Technologies,
    Banco de Credito e Inversiones            2,387        92,342        Inc. - ADR                             1,000        13,620
    Banco Santander Chile                   876,218        57,524      China Merchants Bank Co.,
    Banco Santander Chile - ADR               1,360        92,779        Ltd. - Class H                        33,052        89,396
    CAP SA                                    3,900       124,711      China Molybdenum Co., Ltd.             162,000       135,622
    Centros Comerciales                                                China Oilfield Services, Ltd.
      Sudamericanos SA                       49,700       195,106        - Class H                             30,000        44,048
    Cia Cervecerias Unidas SA -                                        China Pacific Insurance Group
      ADR                                     1,000        37,510        Co., Ltd.*                            57,800       256,087
    Cia General de Electricidad              17,400       109,424      China Railway Construction
    Cia Sudamericana de Vapores                                          Corp., Ltd. - Class H                 26,900        33,156
      SA*                                    80,899        65,058      China Railway Group, Ltd. -
    Colbun SA                               349,247        89,516        Class H*                              44,000        31,735
    Empresa Nacional de                                                China Shenhua Energy Co.,
      Electricidad SA                       100,176       156,922        Ltd. - Class H                       144,500       624,397
    Empresa Nacional de                                                China Shipping Development
      Electricidad SA - ADR                   1,100        51,689        Co., Ltd. - Class H                   26,000        42,461
    Empresa Nacional de                                                China Sky Chemical Fibre Co.,
      Telecomunicaciones SA                  13,550       184,342        Ltd.*                                112,000        14,411
    Empresas CMPC SA                          5,225       221,446      China Southern Airlines Co.,
    Empresas Copec SA                        21,946       328,301        Ltd. - Class H*                       81,000        36,200
    Enersis SA                              294,355       117,815      China Telecom Corp., Ltd.-
    Enersis SA - ADR                         10,597       211,834        Class H                              306,000       150,946
    Enersur SA                               12,100        51,942      China Yurun Food Group, Ltd.            38,000       115,993
    Grupo Security SA                       131,265        37,772      Ctrip.com International, Ltd.
    La Polar SA                              13,300        73,248        - ADR*                                 2,800       109,760
    Lan Airlines SA                           8,726       154,813      Datang International Power
    Madeco SA - ADR*                          1,718         9,020        Generation Co., Ltd. - Class H        48,000        21,761
    Masisa SA                               125,000        18,580      Dazhong Transportation Group
    Parque Arauco SA                         95,300       127,127        Co., Ltd. - Class B                   75,600        65,772
    Quinenco SA                              15,702        38,301      Focus Media Holding, Ltd. - ADR*         3,300        60,258
    Ripley Corp. SA                          46,300        38,734      Golden Eagle Retail Group, Ltd.         47,000        93,948
    S.A.C.I. Falabella                       53,188       312,195      Harbin Power Equipment Co.,
    Sigdo Koppers SA                         60,400        58,702        Ltd. - Class H                        24,000        19,814
    Sociedad de Inversiones Pampa                                      Industrial & Commerical Bank
      Calichera SA - Class A                 60,000        97,875        of China - Class H                 1,410,104     1,075,161
    Sociedad Matriz Banco de
      Chile - Class B                       516,983        81,772



                                                                  4
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Inner Mongolia Yitai Coal Co.                                      Grupo de Inversiones
      - Class B                               7,000  $     65,303        Suramericana SA                        3,800  $     55,146
    KWG Property Holding, Ltd.              279,500       203,031      Grupo Nacional de Chocolates SA         13,200       146,655
    Maanshan Iron & Steel -                                            Interconexion Electrica SA              14,278        93,872
      Class H                                46,000        26,661      Inversiones Argos SA                     9,000        92,221
    Mindray Medical                                                    Isagen SA ESP                           46,700        55,261
      International, Ltd.                       261         9,506      Proenergia Internacional SA              2,000            --
    Netease.com - ADR*                        2,000        70,940      Promigas SA(1)                           2,000        36,389
    Parkson Retail Group, Ltd.               35,000        60,405                                                      ------------
    Perfect World Co., Ltd. - ADR*            3,182       119,166    TOTAL COLOMBIA                                       1,234,610
    PICC Property & Casualty Co.,                                                                                      ------------
      Ltd. - Class H*                        54,000        55,014    CROATIA -- 0.1%
    Ping An Insurance Group Co.                                        Atlantska Plovidba DD*                     712       129,228
      of China, Ltd. - Class H               43,500       374,814      Dalekovod DD*                              340        22,763
    Semiconductor Manufacturing                                        Ericsson Nikola Tesla                      200        54,861
      International Corp.*                  386,000        49,715      Hrvatske Telekomunikacije DD             2,950       176,414
    Shandong Weigao Group Medical                                      Institut IGH                                20         9,447
      Polymer Co., Ltd. - Class H            30,000       125,189      Koncar-Elektroindustrija DD*               920        78,701
    Shanghai Electric Group Co.,                                       Podravka DD*                             1,000        61,551
      Ltd. - Class H                         90,000        43,816      Privredna Banka Zagreb DD*(1)              830        92,598
    Shanghai Lujiazui Finance &                                        Tankerska Plovidba DD                       40        11,381
      Trade Zone Development                                           VIRO Tvornica Secera*                      370        25,368
      Co., Ltd. - Class B                    24,600        45,436                                                      ------------
    Shanghai Zhenhua Heavy Industry                                  TOTAL CROATIA                                          662,312
      Co., Ltd. - Class B                    62,400        47,424                                                      ------------
    Shimao Property Holdings, Ltd.          116,500       214,267    CYPRUS -- 0.0%
    Sina Corp.*                               1,000        37,690      Bank of Cyprus Public Co., Ltd           2,276        14,387
    Sinopec Shanghai Petrochemical                                                                                     ------------
      Co., Ltd. - Class H                    54,000        21,421    TOTAL CYPRUS                                            14,387
    Sinopharm Group Co.*                      4,800        21,576                                                      ------------
    Suntech Power Holdings Co.,                                      CZECH REPUBLIC -- 0.4%
      Ltd. - ADR*                             1,900        26,638      CEZ AS                                  12,500       590,476
    Tencent Holdings, Ltd.                    8,600       172,570      Komercni Banka AS                        4,112       834,501
    Want Want China Holdings, Ltd.          178,249       126,497      Pegas Nonwovens SA                       2,000        47,802
    Weichai Power Co., Ltd.                  20,000       167,434      Philip Morris CR AS                        170        89,529
    Yangzijiang Shipbuilding                                           Telefonica 02 Czech Republic AS          6,222       145,303
      Holdings, Ltd.                         58,000        48,093      Unipetrol AS*                           12,200       105,266
    Yantai Changyu Pioneer Wine                                                                                        ------------
      Co. - Class B                           7,000        58,241    TOTAL CZECH REPUBLIC                                 1,812,877
    Yanzhou Coal Mining Co., Ltd.                                                                                      ------------
      - Class H                              22,000        52,930    DENMARK -- 0.5%
    Zhejiang Expressway Co., Ltd.                                      A P Moller - Maersk A/S - Class B           57       434,341
      - Class H                             182,000       164,320      A P Moller-Maersk A/S - Class A             16       116,521
    Zijin Mining Group Co., Ltd.                                       Carlsberg A/S - Class B                  3,174       266,391
      - Class H                             206,000       162,375      Danisco A/S                              1,270        94,700
    ZTE Corp. - Class H                       2,600        15,756      Danske Bank A/S*                        43,327     1,065,921
                                                     ------------      DSV A/S                                  1,997        35,688
  TOTAL CHINA                                           8,120,086      Novo Nordisk A/S - Class B               3,187       247,302
                                                     ------------      PER Aarsleff A/S - Class B                 200        17,925
  COLOMBIA -- 0.3%                                                     Sydbank A/S*                             1,644        44,084
    Almacenes Exito SA                       10,754        96,322                                                      ------------
    Banco de Bogota SA                        3,110        60,338    TOTAL DENMARK                                        2,322,873
    BanColumbia SA - ADR                      4,000       182,640                                                      ------------
    Cementos Argos SA                         7,800        48,280    EGYPT -- 0.3%
    Corporacion Financiera                                             Alexandria Mineral Oils Co.              4,000        30,883
      Colombiana SA                           2,900        42,055      Arab Cotton Ginning*                    35,200        25,956
    Corporacion Financiera                                             Commercial International Bank           18,150       214,464
      Colombiana SA*                             97           759      Eastern Tobacco Co.                      2,600        58,970
    Ecopetrol SA                            134,800       188,260      Egypt Kuwait Holding Co.                30,249        68,060
    Empresa de Telecomunicaciones                                      Egyptian Co. for Mobile Services         1,400        54,568
      de Bogota                             116,000        62,448      Egyptian for Tourism Resorts*           60,000        23,538
    Grupo Aval Acciones Y Valores           158,000        73,964      Egyptian International
                                                                         Pharmaceutical Industrial Co.          7,900        52,758
                                                                       El Ezz Aldekhela Steel -
                                                                         Alexandria                               350        61,978



                                                                  5
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    El Sewedy Cables Holding Co.              3,630  $     49,565      Cie Generale de
    El Watany Bank of Egypt(1)                5,466        33,584        Geophysique-Veritas*                   1,200  $     33,984
    Misr Beni Suef Cement Co.                 2,350        76,108      CNP Assurances                           2,071       195,581
    Misr Cement Co.(1)                        2,600        52,061      Compagnie de Saint-Gobain                9,702       466,505
    National Societe General Bank SAE         5,445        32,357      Compagnie des Alpes                      1,400        48,029
    Olympic Group Financial                                            Compagnie Generale de Geophysique*       2,502        70,983
      Investments                             7,000        39,424      Compagnie Generale des
    Orascom Construction Industries           5,050       242,044        Etablissements Michelin -
    Orascom Telecom Holding SAE              60,475        61,837        Class B                                  362        26,677
    Oriental Weavers                          4,647        33,667      Credit Agricole SA                      20,645       361,381
    Sidi Kerir Petrochemcials Co.            23,000        61,072      Devoteam SA                                600        16,451
    Six of October Development &                                       Electricite de France                    2,055       112,134
      Investment*                             1,710        30,302      Euro Disney SCA*                         1,200         7,164
    South Valley Cement*                     10,835        14,011      Eutelsat Communications                  1,937        68,859
    Talaat Moustafa Group*                   23,500        32,736      France Telecom SA                       32,024       766,235
    Telecom Egypt                            30,200        93,299      GDF Suez                                25,207       973,716
                                                     ------------      Groupe Danone                            5,904       355,653
  TOTAL EGYPT                                           1,443,242      Groupe Eurotunnel SA                     6,453        65,761
                                                     ------------      Groupe Steria SCA                        4,279       132,408
  ESTONIA -- 0.2%                                                      Hermes International                       321        44,592
    AS Baltika*(1)                           29,700        28,080      Iliad SA                                   717        73,939
    AS Eesti Ehitus(1)                       12,000        31,119      Klepierre                                2,878       113,040
    AS Jarvevana*                            14,700         7,545      L'Air Liquide SA                           831        99,759
    AS Merko Ehitus(1)                       14,700       151,888      L'Oreal SA                               2,317       243,661
    AS Tallinna Vesi(1)                       5,400        78,114      L.D.C. SA                                  153        14,765
    Olympic Entertainment Group AS*          70,130       112,719      Lafarge SA                               6,002       422,356
    Tallink Group, Ltd.*                    482,120       397,219      Lagardere SCA                            7,221       292,203
    Tallinna Kaubamaja AS(1)                 24,000       167,914      Legrand Holding SA                       5,078       160,424
                                                     ------------      Linedata Services                        2,305        31,444
  TOTAL ESTONIA                                           974,598      LVMH Moet Hennessy Louis Vuitton SA      2,062       241,019
                                                     ------------      NetGem SA                                4,954        22,683
  FINLAND -- 0.6%                                                      Nexans SA                                  100         8,524
    Digia PLC                                 2,500        17,457      Parrot SA*                                 900        13,007
    Elisa Oyj*                                1,789        36,897      Pernod-Ricard SA                         1,477       125,421
    Fortum Oyj                                5,521       135,046      Peugeot SA*                              3,572       105,175
    Kesko Oyj - Class B                       4,946       194,666      Pinault-Printemps-Redoute SA             1,909       254,153
    Metso Oyj                                 1,463        47,246      Plastic Omnium SA                        3,537       128,509
    Neste Oil Oyj                             5,828       101,623      Publicis Groupe SA                       2,097        89,728
    Nokia Oyj                                59,290       923,328      Renault SA*                              7,755       363,460
    Nokian Renkaat Oyj                        1,191        30,934      Sanofi-Aventis SA                       35,846     2,672,061
    Outokumpu Oyj                             3,262        71,595      Schneider Electric SA                    2,344       274,930
    Sampo Oyj - Class A                       2,304        61,118      SCOR SE                                 14,597       368,681
    Stora Enso Oyj - Class R                 47,581       362,458      Societe Generale                        12,416       780,884
    UPM-Kymmene Oyj                          42,477       563,679      Spir Communication*                        396        10,900
    Wartsila Oyj                                840        42,546      Suez Environnement SA                    2,472        56,894
                                                     ------------      Technip SA                               3,215       261,410
  TOTAL FINLAND                                         2,588,593      Thales SA                                  588        23,603
                                                     ------------      Total SA                                24,891     1,444,954
  FRANCE -- 4.5%                                                       Unibail- Rodamco SE                        444        89,954
    Accor SA                                  3,433       189,924      Valeo SA*                                5,481       195,623
    Aeroports de Paris                          759        62,493      Vallourec SA                               506       102,037
    Air France KLM*                          10,487       165,794      Veolia Environnement                     4,336       150,394
    Alcatel-Lucent*                          30,769        97,288      Video Futur Entertainment Group SA*      4,954         2,543
    Alstom                                    2,445       152,470      Vinci SA                                 5,206       306,821
    AXA SA                                   62,418     1,388,509      Vivendi Universal SA                    40,528     1,084,662
    BNP Paribas                              34,010     2,611,883                                                      ------------
    Bouygues SA                               1,220        61,331    TOTAL FRANCE                                        20,036,746
    Bull SA*                                 37,193       171,301                                                      ------------
    Cap Gemini SA                             1,487        73,247    GERMANY -- 4.3%
    Carrefour SA                              4,584       220,941      Adidas AG                                2,248       120,237
    Casino Guichard-Perrachon SA              1,348       114,066      ADVA AG Optical Networking*             26,571       156,222
    Cegid Group                                 560        16,640
    CFAO SA*                                    806        30,035
    Christian Dior SA                         2,860       305,090



                                                                  6
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Allianz SE - Registered Shares           28,519  $  3,575,757      Villeroy & Boch AG                       1,585  $     10,501
    Amadeus Fire AG                             800        20,314      Volkswagen AG                            1,233       119,073
    BASF SE                                  19,126     1,186,237      VTG AG                                   1,200        18,574
    Bayer AG                                  8,558       578,871                                                      ------------
    Bayerische Motoren Werke                                         TOTAL GERMANY                                       19,063,902
      (BMW) AG                                8,757       404,271                                                      ------------
    Bilfinger Berger AG                         306        20,415    GHANA -- 0.1%
    Brenntag AG*                                221        16,417      Aluworks Ghana, Ltd.*(1)               232,000        74,462
    Celesio AG                                2,811        89,868      CAL Bank, Ltd.(1)                      498,146        66,618
    Cewe Color Holding AG                     1,000        37,508      Ghana Commercial Bank, Ltd.(1)         106,696        71,343
    Commerzbank AG*                          27,579       236,201      Produce Buying Co., Ltd.(1)            162,500        20,359
    DaimlerChrysler AG -                                               Standard Chartered Bank(1)               2,200        50,713
      Registered Shares                      10,846       510,599                                                      ------------
    DaimlerChrysler AG -                                             TOTAL GHANA                                            283,495
      Registered Shares                       7,900       371,379                                                      ------------
    Deutsche Bank AG                          4,268       328,756    GREECE -- 0.1%
    Deutsche Bank AG - Registered                                      Alpha Bank AE*                             647         6,126
      Shares                                  6,600       507,342      Coca-Cola Hellenic Bottling
    Deutsche Boerse AG                        1,635       121,193        Co. SA                                 2,665        71,846
    Deutsche Lufthansa AG -                                            Hellenic Petroleum SA                    3,677        42,115
      Registered Shares                      13,602       225,604      Marfin Investment Group SA*             36,218        83,161
    Deutsche Post AG - Registered                                      National Bank of Greece SA*              1,536        30,911
      Shares                                  4,678        81,160      OPAP SA                                  1,233        27,978
    Deutsche Postbank AG*                       557        17,871      Piraeus Bank SA*                         9,582        83,735
    Deutsche Telekom AG                     103,111     1,397,551      Public Power Corp. SA*                   3,721        65,335
    Deutsche Telekom AG - ADR                36,500       492,750                                                      ------------
    E.On AG                                  64,960     2,398,338    TOTAL GREECE                                           411,207
    Einhell Germany AG                          455        19,358                                                      ------------
    Elmos Semiconductor AG*                   4,047        37,776    HONG KONG -- 2.5%
    Fraport AG Frankfurt Airport                                       Alco Holdings, Ltd.                     18,000         6,445
      Services Worldwide                      8,721       459,208      Aluminum Corp. of China, Ltd.
    Fresenius SE                              3,232       240,573        - Class H*                            38,000        39,252
    GEA Group AG                              7,915       183,448      ASM Pacific Technology, Ltd.             3,500        33,155
    Generali Deutschland Holding                                       Bank of East Asia, Ltd.                  9,200        33,889
      AG                                        136        15,489      Beijing Capital International
    Grammer AG*                               2,104        23,729        Airport Co., Ltd.- Class H*           54,684        32,680
    Hannover Rueckversicherungs                                        Beijing Enterprises Holdings,
      AG*                                       750        37,035        Ltd. - Class H                        12,000        83,382
    HeidelbergCement AG                       3,585       199,979      BOC Hong Kong, Ltd.                     68,000       162,200
    Henkel AG & Co.KGaA                         892        41,330      Champion Technology Holdings,
    Highlight Communications AG               3,483        19,382        Ltd.                                 640,000        21,432
    Hochtief AG                                 260        21,850      Chaoda Modern Agriculture
    Infineon Technologies AG*                13,009        90,296        Holdings, Ltd.                        36,140        38,494
    Linde AG                                    835        99,630      Cheung Kong Holdings, Ltd.              23,000       296,229
    MAN AG                                    1,963       164,330      Cheung Kong Infrastructure
    Merck KGaA                                1,268       102,758        Holdings, Ltd.                        10,000        38,703
    Metro AG                                    589        34,940      China Agri-Industries
    MTU Aero Engines Holding AG               6,537       380,320        Holdings, Ltd.                        51,000        70,415
    Muenchener Rueckversicherungs-                                     China COSCO Holdings Co.,
      Gesellschaft AG                         6,549     1,062,782        Ltd. - Class H                        36,000        47,665
    Nemetschek AG*                            1,382        36,305      China Green Holdings, Ltd.              45,000        56,683
    Norddeutsche Affinerie AG                   900        46,381      China Life Insurance Co.,
    RWE AG                                      405        33,308        Ltd. - Class H                       122,000       584,525
    RWE AG                                    5,580       494,405      China Mengniu Dairy Co., Ltd.*          44,000       137,141
    Salzgitter AG                             2,464       228,735      China Merchants Holdings
    SAP AG                                    6,793       329,016        International Co., Ltd.               61,470       226,428
    Siemens AG                               10,580     1,059,600      China Mobile, Ltd.                     143,009     1,375,892
    STO AG                                      290        24,676      China Overseas Land &
    ThyssenKrupp AG                           3,650       125,491        Investment, Ltd.                      32,320        73,013
    Tipp24 SE                                 1,800        69,289      China Petroleum & Chemical
    TUI AG*                                  30,191       339,474        Corp. - Class H                      122,000        99,935
                                                                       China Resources Enterprise,
                                                                         Ltd.                                  74,000       274,965
                                                                       China Resources Land, Ltd.              28,000        60,874
                                                                       China Resources Power
                                                                         Holdings Co., Ltd.                    17,600        37,674
                                                                        China Unicom Hongkong, Ltd.            66,652        75,028



                                                                  7
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    CLP Holdings, Ltd.                       33,500  $    239,463      The Link Real Estate
    CNOOC, Ltd.                             565,531       930,867        Investment Trust                      11,000  $     27,117
    COSCO Pacific, Ltd.                      16,000        24,234      Wharf Holdings, Ltd.                     9,625        54,235
    Denway Motors, Ltd.                      78,000        41,490      Wheelock & Co., Ltd.                   107,000       315,587
    Dongfeng Motor Group Co.,                                          Wumart Stores, Inc. - Class H           57,000       114,965
      Ltd. - Class H                        304,000       494,121      Yue Yuen Industrial, Ltd.               22,500        78,243
    Emperor Entertainment Hotel, Ltd.       145,000        22,037                                                      ------------
    Esprit Holdings, Ltd.                    16,007       126,275    TOTAL HONG KONG                                     11,372,266
    Fairwood, Ltd.                           23,000        24,439                                                      ------------
    Foxconn International                                            HUNGARY -- 0.5%
      Holdings, Ltd.*                         6,000         6,329      Egis Gyogyszergyar Nyrt PLC                380        40,986
    Global Bio-Chem Tecnology                                          FHB Mortgage Bank PLC*                   2,400        17,897
      Group Co., Ltd.                       130,000        32,650      Gedeon Richter Nyrt                      1,330       287,716
    GOME Electrical Appliances                                         Magyar Telecom
      Holdings, Ltd.*                       522,331       175,585        Telecommunications PLC                65,270       266,447
    Hang Lung Group, Ltd.                     5,000        26,532      MOL Hungarian Oil and Gas Nyrt*          3,823       391,133
    Hang Lung Properties, Ltd.                2,000         8,063      OTP Bank Nyrt*                          37,833     1,323,166
    Hang Seng Bank, Ltd.                      6,500        90,582                                                      ------------
    Henderson Land Development                                       TOTAL HUNGARY                                        2,327,345
      Co., Ltd.                              19,000       133,857                                                      ------------
    Hengan International Group                                       INDIA -- 1.6%
      Co., Ltd.                              14,000       104,402      Bajaj Holdings and
    Hong Kong & China Gas Co., Ltd.          12,000        29,922        Investment, Ltd. - GDR                 2,000        27,400
    Hong Kong Exchanges &                                              Dr Reddys Laboratories, Ltd.- ADR       13,362       377,209
      Clearing, Ltd.                          8,100       135,204      GAIL India, Ltd. - GDR                   1,770        96,288
    Hongkong Electric Holdings, Ltd.         17,000       100,827      HDFC Bank, Ltd. - ADR                    4,136       576,517
    Hung Hing Printing Group, Ltd.           80,000        24,317      ICICI Bank, Ltd. - Sponsored ADR        20,212       863,052
    Hutchinson Whampoa, Ltd.                174,400     1,275,837      Infosys Technologies, Ltd. -
    Hutchison Telecommunications                                         Sponsored ADR                         24,313     1,430,820
      International, Ltd.*                   30,000         8,230      ITC, Ltd. RegS GDR*                     84,500       494,499
    Jiangxi Copper Co., Ltd. -                                         Reliance Industries, Ltd. -
      Class H                                20,000        45,181        144A GDR (New York Exchange)@          8,076       386,486
    Jinhui Holdings, Ltd.*                   32,000        11,870      Reliance Industries,
    Keck Seng Investments                    84,000        46,629        Ltd.-144A GDR (London Exchange)@      11,740       565,868
    Kerry Properties, Ltd.                    3,500        18,775      Reliance Infrastructure, Ltd. - GDR      1,720       114,896
    Kingboard Chemicals Holdings, Ltd.       13,000        59,188      State Bank of India, Ltd. -
    Lee & Man Paper Manufacturing Ltd.      321,600       251,423        GDR ( New York Exchange)               2,100       197,820
    Lenovo Group, Ltd.                      712,000       491,525      State Bank of India, Ltd. -
    Li & Fung, Ltd.                           2,000         9,840        GDR ( New York Exhange)                4,510       417,538
    Lifestyle International                                            Sterlite Industries India,
      Holdings, Ltd.                          7,500        13,543        Ltd.- ADR                             35,924       668,546
    Mongolia Energy Co., Ltd.*               18,000         8,323      Tata Motors, Ltd. - ADR                 28,483       525,796
    New World Development Co., Ltd.          69,491       136,042      Wipro, Ltd. - ADR                       23,857       556,107
    Nine Dragons Paper Holdings, Ltd.        16,000        26,748                                                      ------------
    Orient Overseas                                                  TOTAL INDIA                                          7,298,842
      International, Ltd.                     3,500        25,943                                                      ------------
    Pacific Basin Shipping, Ltd.            207,000       164,763    INDONESIA -- 1.2%
    PetroChina Co., Ltd. - Class H          659,957       771,795      AKR Corporindo Tbk Pt                  376,000        38,428
    RCG Holdings, Ltd.*                      18,303        20,831      Aneka Tambang (Persero) Tbk Pt         190,000        50,113
    Shanghai Industrial Holdings,                                      Astra International Tbk Pt             213,500       983,092
      Ltd.                                   59,000       270,522      Bakrie and Brothers Tbk Pt*          5,603,500        44,954
    Sino Land Co., Ltd.                      18,000        35,285      Bank Central Asia Tbk Pt               688,000       415,847
    Sun Hung Kai Properties, Ltd.            24,000       361,039      Bank Danamon Indonesia Tbk Pt          288,122       164,650
    SUNeVision Holdings, Ltd.               104,000        15,404      Bank Mandiri Persero Tbk Pt          1,075,500       632,334
    Swire Pacific, Ltd. - Class A             3,000        36,088      Bank Negara Indonesia
                                                                         (Persero) Tbk, PT                    473,500       118,381
                                                                       Bank Rakyat Indonesia
                                                                         (Persero) Tbk Pt                     285,500       258,847
                                                                       Barito Pacific Tbk Pt*                 269,000        38,726
                                                                       Bumi Resources Tbk Pt                  911,000       225,260
                                                                       Gudang Garam Tbk Pt                     40,000       108,797
                                                                       Holcim Indonesia Tbk Pt*               460,000       104,896



                                                                  8
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

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Indah Kiat Pulp & Paper Corp.                                      Partner Communications Co., Ltd.         3,743  $     84,061
      Tbk Pt*                               276,000  $     67,487      Property & Building Corp., Ltd.            500        42,765
    Indocement Tunggal Prakarsa Tbk Pt       65,000       101,791      Shufersal, Ltd.                          7,500        44,220
    Indofood Sukses Makmur Tbk Pt           531,000       220,290      Teva Pharmaceutical
    Indosat Tbk Pt                          137,500        83,109        Industries, Ltd. - ADR                33,966     2,142,575
    International Nickel                                               The Israel Corp., Ltd.*                    160       135,940
      Indonesia Tbk Pt                      150,000        77,889                                                      ------------
    Kalbe Farma Tbk Pt                      644,000       132,346    TOTAL ISRAEL                                         4,681,812
    Lippo Karawaci Tbk Pt*                  501,000        33,035                                                      ------------
    Medco Energi Internasional Tbk Pt       133,000        38,002    ITALY -- 1.4%
    Perusahaan Gas Negara Pt                559,000       261,086      A2A SPA                                 36,883        69,195
    Semen Gresik (Persero) Tbk Pt           122,500        98,275      Assicurazioni Generali SPA               3,348        80,356
    Tambang Balubara Bukit Asam Tbk Pt       58,500       111,863      Atlantia SPA                             6,085       142,020
    Telekomunikasi Indonesia Tbk Pt         449,184       397,377      Autogrill SPA*                          11,178       136,030
    Unilever Indonesia Tbk Pt                93,000       124,177      Banca Carige SPA                        10,481        28,631
    United Tractors Tbk Pt                  275,500       555,572      Banca Monte dei Paschi di Siena SPA     82,267       121,782
                                                     ------------      Banca Popolare di Milano Scrl           20,132       125,013
  TOTAL INDONESIA                                       5,486,624      Banco Popolare Scrl*                    25,817       179,580
                                                     ------------      Buzzi Unicem SPA                         1,409        17,746
  IRELAND -- 0.2%                                                      Danieli & Co. SPA                        2,598        69,759
    CRH PLC (Dublin Exchange)                 4,839       120,782      Enel SPA                               207,747     1,161,664
    CRH PLC - ADR                            12,971       322,848      ENI SPA                                 28,370       665,586
    Dragon Oil PLC*                           8,306        61,005      Fiat SPA*                                4,288        55,831
    Julius Baer Holding AG                      868        10,661      Finmeccanica SPA                         9,656       128,854
    Kerry Group PLC - Class A                 7,471       232,088      Intesa Sanpaolo SPA*                   102,146       380,437
                                                     ------------      Intesa Sanpaolo SPA - RSP               10,564        31,640
  TOTAL IRELAND                                           747,384      Luxottica Group SPA                        351         9,387
                                                     ------------      Mediaset SPA                             9,900        85,043
  ISRAEL -- 1.0%                                                       Mediobanca SPA*                          8,405        90,307
    Africa Israel Investments, Ltd.*            400         4,723      Parmalat SPA                           173,446       474,975
    Alvarion, Ltd.*                           3,200        12,685      Prysmian SPA                             2,370        46,575
    Arab East Investment Co., Ltd.*          10,828        15,441      Servizi Italia SPA                       2,333        16,165
    Bank Leumi le-Israel BM*                 46,100       216,295      Snam Rete Gas SPA                       12,407        62,883
    Bezeq Israeli Telecommunication                                    Telecom Italia SPA                     184,134       265,116
      Corp., Ltd.                           149,141       423,321      Telecom Italia SPA - ADR                15,200       217,968
    Cellcom Israel, Ltd.                        650        22,210      UniCredit SPA*                         535,969     1,583,555
    Check Point Software Technologies,                                 Unione di Banche Italiane SCPA          11,474       154,819
      Ltd.*                                  10,560       370,234                                                      ------------
    Clal Insurance Enterprises                                       TOTAL ITALY                                          6,400,917
      Holdings, Ltd.*                         1,100        27,103                                                      ------------
    Delek Automotive Systems, Ltd.            3,400        42,319    JAPAN -- 10.3%
    Delek Group, Ltd.                           500       114,456      ABLE, Inc.                               1,100         8,766
    Discount Investment Corp.                 1,000        27,870      Advantest Corp.                            600        15,005
    Elbit Systems, Ltd.                         700        44,795      Aeon Co., Ltd.                          23,600       267,832
    Gazit Globe, Ltd.                         2,400        25,184      Aeon Fantasy Co., Ltd.                   5,200        61,517
    Harel Insurance Investments &                                      Aioi Insurance Co., Ltd.                13,000        67,023
      Financial Services, Ltd.*                 550        30,984      Airport Facilities Co., Ltd.             5,300        29,139
    IDB Holding Corp., Ltd.                     950        33,083      Aisin Seiki Co., Ltd.                    1,016        30,429
    Israel Chemicals, Ltd.                   23,370       316,174      Ajinomoto Co., Inc.                      6,000        59,429
    Israel Discount Bank, Ltd. -                                       Alfresa Holdings Corp.                   3,100       133,629
      Class A*                               38,000        86,884      Alps Logistic Co., Ltd.                  1,000         9,723
    Koor Industries, Ltd.                       450        12,505      Amada Co., Ltd.                         62,000       519,927
    Makhteshim-Agan Industries, Ltd.         20,000        90,374      Amiyaki Tei Co., Ltd.                       10        28,720
    Migdal Insurance & Financial                                       Ando Corp.                               7,000         9,883
      Holding, Ltd.*                         29,594        61,178      AOI Electronic Co., Ltd.                 1,600        24,371
    Mizrahi Tefahot Bank, Ltd.*              12,100       114,395      Aoyama Trading Co., Ltd.                 2,400        39,611
    Nice Systems, Ltd.*                       2,100        66,936      Aozora Bank, Ltd.                       72,000       101,658
    Oil Refineries, Ltd.                     55,500        32,317      Arakawa Chemical Industries, Ltd.        5,200        61,016
    Orbotech, Ltd.*                           1,300        14,079      Argo Graphics, Inc.                      5,800        64,272
    Ormat Industries                          3,500        26,706      Asahi Breweries, Ltd.                    2,600        48,752
                                                                       Asahi Glass Co., Ltd.                    4,000        45,053
                                                                       Asahi Industries Co., Ltd.                   6        11,757



                                                                  9
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Asahi Kasei Corp.                        81,000  $    435,801      Hazama Corp.*                           21,500  $     19,318
    Asahi Kogyosha Co., Ltd.                  2,000         8,343      HIS Co., Ltd.                            3,700        75,789
    Asset Managers Holdings Co., Ltd.*          200        20,858      Hitachi High-Technologies Corp.          1,500        34,415
    Astellas Pharma, Inc.                    32,700     1,183,972      Hitachi Medical Corp.                    7,000        59,750
    Bando Chemical Industries, Ltd.          18,000        57,183      Hitachi, Ltd.*                         181,000       675,677
    Brother Industries, Ltd.                  3,200        38,678      Hitachi, Ltd. - ADR*                     5,119       190,376
    CAC Corp.                                 4,000        28,623      Hokkaido Electric Power Co.              4,500        86,351
    Canon Marketing Japan, Inc.               7,800       106,208      Hokkaido Gas Co., Ltd.                  13,000        34,207
    Canon, Inc.                              12,833       594,362      Honda Motor Co., Ltd.                   30,340     1,070,938
    Central Japan Railway Co.                    25       190,395      House Foods Corp.                        1,600        23,258
    Certo Corp.                               3,700        64,510      Idemitsu Kosan Co., Ltd.                 1,700       128,741
    Chubu Electric Power Co., Inc.            7,000       174,981      Imasen Electric Industrial               5,000        63,322
    Chubu Steel Plate Co., Ltd.              17,400       111,670      Inabata & Co., Ltd.                     12,000        56,605
    Chuo Spring Co., Ltd.                     5,000        19,895      Ines Corp.                               1,300         9,664
    Coca-Cola West Co., Ltd.                  6,700       109,576      Information Services
    COMSYS Holdings Corp.                     3,000        29,041        International-Dentsu, Ltd.            11,300        60,555
    Cosmo Oil Co., Ltd.                      61,000       147,460      Innotech Corp.                           7,300        44,976
    Credit Saison Co., Ltd.                   3,200        49,631      Isetan Mitsukoshi Holdings, Ltd.        11,200       120,398
    Crescendo Investment Corp.                   51        69,280      Itochu Corp.                            31,690       277,614
    Cybernet Systems Co., Ltd.                   52        20,552      Itochu Enex Co., Ltd.                    4,600        24,257
    Dai Nippon Printing Co., Ltd.            28,000       378,265      J Front Retailing Co., Ltd.             11,000        64,713
    Dai-Dan Co., Ltd.                         9,000        45,245      Japan Prime Realty Investment Corp.         29        64,551
    Daicel Chemical Industries, Ltd.          4,000        27,511      Japan Retail Fund Investment Corp.          26        30,591
    Daido Steel Co., Ltd.                    11,725        49,288      Japan Tobacco, Inc.                         23        85,613
    Daihatsu Diesel Manufacturing                                      JBCC Holdings, Inc.                      7,000        42,828
      Co., Ltd.                               5,000        18,451      JFE Holdings, Inc.                       1,800        72,489
    Daiichi Jitsugyo Co., Ltd.               33,000        86,833      JMS Co., Ltd.                           15,000        61,130
    Daiichi Sankyo Co., Ltd.                  3,700        69,298      Joban Kosan Co., Ltd.                    5,000         7,434
    Daiichikosho Co., Ltd.                      700         9,030      JS Group Corp. (Tostem Inax
    Daikin Industries, Ltd.                     502        20,539        Holding Corp.)                         6,700       136,379
    Dainichi Co., Ltd.                        3,100        21,487      JSP Corp.                                1,500        17,970
    Daisyo Corp.                              2,400        29,393      JSR Corp.                                2,000        41,780
    Daito Trust Construction Co., Ltd.        4,200       202,610      JTEKT Corp.                              2,900        34,245
    Daiwa House Industry Co., Ltd.           22,000       248,262      Kajima Corp.                            66,000       161,664
    Daiwa Securities Group, Inc.             30,000       157,878      Kamei Corp.                             13,000        64,381
    Denso Corp.                               8,868       264,171      Kamigumi Co., Ltd.                       4,000        32,175
    DTS Corp.                                 2,700        26,801      Kaneka Corp.                            36,000       233,351
    East Japan Railway Co., Ltd.              6,070       422,024      Kanematsu Corp.*                         7,000         5,765
    Eisai Co., Ltd.                           1,916        68,348      Kanematsu Electronics, Ltd.             11,700       104,247
    Electric Power Development                                         Kasumi Co., Ltd.                         3,000        14,568
      Co., Ltd.                               3,000        98,834      Kawada Technologies, Inc.                1,300        22,652
    Elematec Corp.                            3,600        43,705      Kawasaki Kisen Kaisha, Ltd.*            21,000        83,784
    Epilda Memory, Inc.*                      3,400        66,953      KDDI Corp.                                  52       269,205
    Faith, Inc.                                 350        41,368      Keihanshin Real Estate Co., Ltd.         2,800        13,328
    Fanuc, Ltd.                               1,433       152,052      Kinden Corp.                             3,000        26,281
    First Juken Co., Ltd.                     1,300         8,232      Kirin Holdings Co., Ltd.                 8,800       129,802
    Fuji Electric Holdings Co., Ltd.         28,000        76,372      Komatsu Wall Industry Co., Ltd.            800         8,531
    Fuji Electronics Co., Ltd.                1,700        16,638      Komatsu, Ltd.                            2,911        61,029
    Fuji Heavy Industries, Ltd.*             23,000       119,072      Konami Corp.                             1,700        32,785
    Fuji Media Holdings, Inc.                   147       217,772      Konishi Co., Ltd.                        5,100        59,515
    Fuji Soft, Inc.                           9,100       152,137      KRS Corp.                                1,900        18,006
    FUJIFILM Holdings Corp.                  26,600       916,162      Kubota Corp.                            14,074       128,260
    Fujikura, Ltd.                            7,000        40,357      Kuraray Co., Ltd.                        2,000        26,912
    Fujitsu, Ltd.                            80,900       529,584      Kyocera Corp.                              439        42,778
    Fukuda Denshi Co., Ltd.                     200         4,621      Kyocera Corp. - ADR                        600        58,332
    Fukuoka Financial Group, Inc.            39,000       165,611      Kyodo Printing Co., Ltd.                25,000        74,072
    Furusato Industries, Ltd.                 8,700        61,232      Kyowa Hakko Konin Co., Ltd.              2,000        20,644
    Glory, Ltd.                               1,200        29,804      Kyushu Electric Power Co., Inc.          6,100       132,779
    Hakuhodo DY Holdings, Inc.                  770        40,522      Macnica, Inc.                            1,200        19,638
    Hakuto Co., Ltd.                          2,500        24,307



                                                                 10
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Maezawa Kasei Industries Co., Ltd.        4,900  $     49,005      Nippon Steel Corp.                      11,000  $     43,181
    Makita Corp.                              2,700        88,951      Nippon Telegraph & Telephone Corp.      27,726     1,168,472
    Marubeni Corp.                           91,000       565,526      Nippon Television Network Corp.            180        24,490
    Marubun Corp.                             2,700        16,346      Nippon Yusen Kabushiki Kaisha           26,000       102,621
    Marui Co., Ltd.                          18,600       134,889      Nipponkoa Insurance Co., Ltd.           10,000        62,787
    Maruichi Steel Tube, Ltd.                 1,265        25,654      NIS Group Co., Ltd.*                    27,300         6,716
    Matsui Securities Co., Ltd.               4,200        30,010      Nishimatsu Construction Co., Ltd.       39,000        50,893
    Mazda Motor Corp.                        42,000       118,152      Nissan Motor Co., Ltd.*                138,300     1,184,921
    Medipal Holdings Corp.                      950        11,249      Nisshin Seifun Group, Inc.              12,500       161,381
    MEIJI Holdings Co., Ltd.                  2,700       104,835      Nisshin Steel Co., Ltd.                 78,000       162,691
    Meisei Industrial Co., Ltd.              34,000        95,647      Nisshinbo Holdings, Inc.                 3,000        31,062
    Mimasu Semiconductor Industry                                      Nissin Sugar Manufacturing
      Co., Ltd.                              10,200       152,307        Co., Ltd.                              9,000        19,831
    Mitsubishi Chemical Holdings Corp.       29,000       148,273      Nittan Valve Co., Ltd.                   2,100         7,615
    Mitsubishi Corp.                         21,576       565,421      Noevir Co., Ltd.                         5,100        52,697
    Mitsubishi Electric Corp.                 4,335        39,831      Nok Corp.                                2,200        33,109
    Mitsubishi Gas Chemical Co., Inc.        14,000        84,308      Nomura Holdings, Inc.                   38,700       285,210
    Mitsubishi Heavy Industries, Ltd.       104,000       430,506      Nomura Real Estate Holdings, Inc.        3,100        47,815
    Mitsubishi Logistics Corp.                3,000        37,287      NS Solutions Corp.                       1,300        23,569
    Mitsubishi Materials Corp.*              36,000       103,583      NSK, Ltd.                                2,000        15,788
    Mitsubishi Tanabe Pharma Corp.            3,467        48,951      NTN Corp.                                8,000        36,111
    Mitsubishi UFJ Financial Group, Inc.    147,093       770,944      NTT DoCoMo, Inc.                           561       854,491
    Mitsubishi UFJ Lease &                                             Obayashi Road Corp.                     21,000        47,845
      Finance Co., Ltd.                       1,910        69,462      Ohashi Technica, Inc.                    5,500        35,180
    Mitsui & Co., Ltd.                       49,494       831,694      Ohbayashi Corp.                         30,000       133,169
    Mitsui Chemicals, Inc.                   30,000        90,812      OJI Paper Co., Ltd.                     40,000       175,420
    Mitsui Home Co., Ltd.                    14,000        76,671      Olympus Corp.                              900        28,880
    Mitsui O.S.K Lines, Ltd.                 16,000       114,836      Oriental Yeast Co., Ltd.                 2,000         9,691
    Mitsui Sumitomo Insurance                                          ORIX Corp.                               1,470       130,349
      Group Holdings, Inc.                   10,800       299,775      Osaka Gas Co., Ltd.                     61,000       218,580
    Mitsumi Electric Co., Ltd.                6,400       140,062      Pal Co., Ltd.                            1,450        29,112
    Mizuho Financial Group, Inc.            195,700       387,255      Panasonic Corp.                         21,225       324,652
    Nafco Co., Ltd.                           1,000        18,323      Panasonic Electric Works Co., Ltd.       8,000       100,973
    Nagase & Co., Ltd.                        3,000        37,512      Panasonic Electric Works
    Namco Bandai Holdings, Inc.               8,500        82,827        Information Systems Co., Ltd.          8,000       202,546
    Namura Shipbuilding Co., Ltd.             2,300        11,932      Piolax, Inc.                             1,700        38,059
    NEC Corp.                               127,000       381,720      Pressance Corp.                              6        11,077
    NEC Fielding, Ltd.                        6,800        92,083      Promise Co., Ltd.                        3,400        31,531
    NEC Mobiling, Ltd.                        4,100        98,411      Raysum Co., Ltd.*                           36        10,204
    NEC Networks & System                                              Relo Holdings, Inc.                      2,700        44,677
      Integration Corp.                       2,300        30,481      Resona Holdings, Inc.                   14,400       182,060
    NGK Insulators, Ltd.                      2,000        40,796      Ricoh Co., Ltd.                         56,276       878,842
    Nichiban Co., Ltd.                       15,000        51,021      Rock Field Co., Ltd.                       100         1,460
    Nidec Corp.                               3,419       366,439      Rohm Co., Ltd.                           1,600       119,457
    NIFTY Corp.                                  12         9,370      Ryoden Trading Co., Ltd.                20,000       105,038
    Nihon Kagaku Sangyo Co., Ltd.             3,000        20,729      Ryoyo Electro Corp.                      7,500        71,799
    Nihon Shokuhin Kako Co., Ltd.             2,000        13,520      Saison Information Systems
    Nihon Yamamura Glass Co., Ltd.           81,000       268,585        Co., Ltd.                              6,000        41,074
    Nintendo Co., Ltd.                        1,643       550,068      Sanko Marketing Foods Co.,
    Nippo Corp.                              24,000       184,319        Ltd.                                      12         9,819
    Nippon Express Co., Ltd.                 84,000       361,194      Sankyo Co., Ltd.                         1,100        54,418
    Nippon Game Card Corp.                       13        15,018      Sankyo Seiko Co., Ltd.                  15,200        46,987
    Nippon Meat Packers, Inc.                 4,000        50,615      Sanoyas Hishino Meisho Corp.             2,100         9,030
    Nippon Mining Holdings, Inc.             64,000       299,155      Sanshin Electronics Co., Ltd.            2,600        21,970
    Nippon Oil Corp.                         90,000       453,417      Sapporo Hokuyo Holdings, Inc.           61,800       282,261
    Nippon Paper Group, Inc.                  2,300        59,167      Sato Shoji Corp.                         4,800        27,622
    Nippon Sheet Glass Co., Ltd.             74,000       218,462      Satori Electric Co., Ltd.                2,900        18,953
    Nippon Shokubai Co., Ltd.                 4,000        36,154      Sazaby League, Ltd.                      1,500        22,462



                                                                 11
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    SBI Holdings, Inc.                          139  $     27,431      The Daishi Bank, Ltd.                   12,000  $     41,587
    Sega Sammy Holdings, Inc.                 1,400        16,952      The Gunma Bank, Ltd.                     9,000        49,770
    Seibu Electric Industry Co., Ltd.         2,000         7,830      The Hachijuni Bank, Ltd.                13,000        73,976
    Seika Corp.                              19,000        43,491      The Higo Bank, Ltd.                      8,000        44,497
    Seino Holdings Corp.                     16,000       113,980      The Hokkoku Bank, Ltd.                   7,000        25,981
    Sekisui Chemical Co., Ltd.               10,000        67,815      The Hyakugo Bank, Ltd.                   8,000        37,565
    Sekisui House, Ltd.                      18,000       179,827      The Iyo Bank, Ltd.                       7,000        66,563
    Seria Co., Ltd.                               8        10,337      The Joyo Bank, Ltd.                     18,000        80,287
    Seven & I Holdings Co., Ltd.              5,700       137,729      The Juroku Bank, Ltd.                   12,000        47,620
    Seven Bank, Ltd.                             16        32,175      The Kansai Electric Power Co., Inc.      4,300        98,520
    Shimizu Corp.                            14,000        58,402      The Nishi-Nippon City Bank, Ltd.        13,000        38,378
    Shin-Etsu Chemical Co., Ltd.                333        19,341      The San-In Godo Bank, Ltd.               5,000        41,716
    Shinsei Bank, Ltd.                      109,000       131,747      The Shiga Bank, Ltd.                     8,000        50,487
    Shiseido Co., Ltd.                        1,000        21,714      The Shizuoka Bank, Ltd.                  5,000        43,588
    Sinanen Co., Ltd.                         5,000        20,697      The Sumitomo Trust & Banking
    SMC Corp.                                   100        13,574        Co., Ltd.                             12,000        70,339
    Soft99 Corp.                              3,300        20,755      The Suruga Bank, Ltd.                    4,000        35,769
    Sojitz Corp.                             61,200       118,485      The Tokyo Electric Power Co., Inc.      12,200       325,194
    Soken Chemical & Engineering                                       TKC                                      2,700        49,905
      Co., Ltd.                               1,600        23,087      Toda Corp.                              11,000        39,651
    Sompo Japan Insurance, Inc.              43,000       301,722      Toenec Corp.                             7,000        38,036
    Sony Corp.                               58,402     2,236,380      Toho Gas Co., Ltd.                       5,000        27,276
    Sony Corp. - ADR                          1,500        57,480      Tokio Marine Holdings, Inc.             10,000       281,634
    Sony Financial Holdings, Inc.                12        39,405      Tokuyama Corp.                           3,000        16,622
    Stanley Electric Co., Ltd.                1,100        21,332      Tokyo Broadcasting System Inc.             700        10,602
    Studio Alice Co., Ltd.                    2,400        21,384      Tokyo Electron, Ltd.                     1,000        66,317
    Sugimoto & Co., Ltd.                      1,800        16,943      Tokyo Gas Co., Ltd.                     10,000        44,069
    Sumikin Bussan Corp.                      9,000        20,601      Tokyo Rakutenchi Co., Ltd.               8,000        31,148
    Sumitomo Bakelite Co., Ltd.               9,000        51,599      Tokyo Steel Manufacturing Co., Ltd.      4,500        56,364
    Sumitomo Chemical Co., Ltd.              27,000       131,982      Tokyo Tatemono Co., Ltd.                33,000       118,601
    Sumitomo Corp.                           63,600       731,308      Tokyo Tekko Co., Ltd.                    7,000        21,339
    Sumitomo Electric Industries, Ltd.       20,500       251,289      Tokyu Land Corp.                        21,000        80,190
    Sumitomo Forestry Co., Ltd.               6,000        48,968      Tomen Devices Corp.                        700        13,560
    Sumitomo Metal Industries, Ltd.           6,000        18,162      Tomen Electronics Corp.                  3,500        42,491
    Sumitomo Metal Mining Co., Ltd.           6,000        89,272      Tomoe Engineering Co., Ltd.              3,200        45,660
    Sumitomo Mitsui Financial                                          Tomoku Co., Ltd.                        20,000        45,780
      Group, Inc.                            15,501       512,334      Toppan Printing Co., Ltd.               32,000       288,886
    Sumitomo Realty & Development                                      Torii Pharmaceutical Co., Ltd.           3,300        64,736
      Co., Ltd.                               2,500        47,572      Toshiba Corp.*                          29,000       149,823
    Suzuki Motor Corp.                        5,834       128,736      Tosoh Corp.                             30,000        76,372
    SystemPro Co., Ltd.                         107        78,170      Toyo Seikan Kaisha, Ltd.                 5,400        95,651
    T&D Holdings, Inc.                        5,850       138,475      Toyota Auto Body Co., Ltd.               1,400        23,930
    Tachi-S Co., Ltd.                         3,600        39,200      Toyota Boshoku Corp.                        30           576
    Tachibana Eletech Co., Ltd.               6,100        48,805      Toyota Motor Corp.                      39,658     1,588,611
    Tact Home Co., Ltd.                          29        22,272      Toyota Tsusho Corp.                      4,800        75,268
    Taihei Kogyo Co., Ltd.                   10,000        42,892      Tsurumi Manufacturing Co., Ltd.          1,000         7,038
    Taiheiyo Cement Corp.*                   25,000        35,833      Unicharm Corp.                             800        77,270
    Taiho Kogyo Co., Ltd.                    15,400       123,378      Universe Co., Ltd.                       7,900       105,373
    Taikisha, Ltd.                            3,276        52,807      UNY Co., Ltd.                            5,400        44,649
    Taisei Corp.                             42,000        92,545      VITAL KSK HOLDINGS, Inc.                 5,000        32,624
    Taiyo Electric Co., Ltd.                  1,200         7,124      West Japan Railway Co.                      28        96,438
    Takagi Securities Co., Ltd.              17,000        31,822      Wowow, Inc.                                 10        21,157
    Takashimaya Co., Ltd.                     6,000        49,289      Yachiyo Industry Co., Ltd.               1,700        16,311
    Takeda Pharmaceutical Co., Ltd.          12,889       567,314      Yamaguchi Financial Group, Inc.          8,000        87,539
    Teijin, Ltd.                             36,000       120,911      Yamaha Corp.                             3,100        40,022
    Terumo Corp.                                800        42,614      Yondenko Corp.                           8,000        37,309
    The 77 Bank, Ltd.                        14,000        79,966      Yuraku Real Estate Co., Ltd.             6,000        24,067
    The Bank of Kyoto, Ltd.                  14,000       128,934
    The Bank of Yokohama, Ltd.               76,000       372,318
    The Chiba Bank, Ltd.                      9,000        53,813



                                                                 12
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Yurtec Corp.                              6,000  $     30,356      ArcelorMittal (New York Exchange)       27,100  $  1,189,961
                                                     ------------      Evraz Group SA GDR -
  TOTAL JAPAN                                          45,939,334        Registered Shares*                    10,780       428,289
                                                     ------------      SES SA                                   7,359       185,819
  JORDAN -- 0.2%                                                       Tenaris SA                                 944        20,375
    Arab Bank PLC                            22,005       335,240      Ternium SA - ADR*                        8,745       358,807
    Arab Potash Co.                           2,100       102,235                                                      ------------
    Capital Bank of Jordan*                  18,700        40,925    TOTAL LUXEMBOURG                                     2,496,048
    Jordan Petroleum Refinery Co.             1,380        13,328                                                      ------------
    Jordan Phosphate Mines                    1,600        38,405    MALAYSIA -- 0.8%
    Jordan Steel*                             5,259        21,311      Alliance Financial Group Bhd            28,800        25,427
    Jordanian Electric Power Co.             17,117        94,255      Astro All Asia Networks PLC             23,200        30,440
    Lafarge Jordan Cement                     3,000        30,921      Batu Kawan Bhd                          12,600        41,253
    Middle East Complex*(1)                   3,860         8,028      British American Tobacco Bhd             6,700        90,662
    Taameer Jordan Holdings PSC*             12,900        13,660      Bursa Malaysia Bhd                      14,500        34,939
    United Arab Investors*                   17,000        17,762      Dialog Group Bhd                       119,238        40,209
                                                     ------------      Digi.com Bhd                             5,000        34,611
  TOTAL JORDAN                                            716,070      Eastern & Oriental Bhd*                 15,700         4,693
                                                     ------------      EON Capital Bhd                         28,200        60,774
  KAZAKHSTAN -- 0.1%                                                   Genting Bhd                            156,700       317,051
    KazMunaiGas Exploration                                            Hong Leong Bank Bhd                     16,400        43,438
      Production GDR                         12,500       308,375      IJM Corp. Bhd                           61,460        91,945
                                                     ------------      IOI Corp. Bhd                           32,480        53,669
  TOTAL KAZAKHSTAN                                        308,375      KLCC Property Holdings Bhd              54,800        56,278
                                                     ------------      KNM Group Bhd*                         108,300        23,904
  KENYA -- 0.2%                                                        Kuala Lumpur Kepong Bhd                 22,300       114,029
    Athi River Mining, Ltd.                  30,000        44,232      Kulim Malaysia Bhd                      24,400        53,183
    Bamburi Cement Co., Ltd.(1)              23,000        55,626      Lion Industries Corp. Bhd               88,800        47,367
    Barclays Bank of Kenya, Ltd.             48,400        31,925      Malayan Banking Bhd                    229,090       524,618
    Centum Investment Co., Ltd.*            102,300        20,640      Malaysian Airline System Bhd*           64,500        42,512
    East African Breweries, Ltd.             87,480       183,287      Malaysian Resources Corp. Bhd*          83,700        42,338
    Equity Bank, Ltd.                       331,000        67,638      MISC Bhd                                38,400        95,353
    Kenya Airways, Ltd.(1)                  195,900       152,018      MMC Corp. Bhd                           90,800        67,919
    Kenya Commercial Bank, Ltd.             332,800        94,692      Muhibbah Engineering M Bhd              68,300        21,147
    Kenya Electricity Generating                                       Multi-Purpose Holdings Bhd              94,600        69,021
      Co., Ltd.                             268,600        52,108      Pelikan International Corp. Bhd         20,700         8,250
    Mumias Sugar Co., Ltd.                  238,200        32,347      Petronas Dagangan Bhd                   17,900        49,661
    Nation Media Group                       24,200        43,192      PPB Group Bhd                           33,700       185,960
    Safaricom, Ltd.                       2,918,600       209,496      Proton Holdings Bhd*                   102,500       148,000
    Standard Chartered Bank Kenya, Ltd.       9,200        22,488      Public Bank Bhd                         28,701       102,415
                                                     ------------      Ranhill Bhd                             52,000        12,514
  TOTAL KENYA                                           1,009,689      RHB Capital Bhd                         21,200        36,655
                                                     ------------      Samling Global Bhd                     354,000        41,034
  LATVIA -- 0.0%                                                       SapuraCrest Petroleum Bhd              132,200        97,265
    Latvian Shipping Co.*(1)                 91,206        69,510      Scomi Group Bhd                         69,500         8,203
                                                     ------------      Shell Refining Co. Federation
  TOTAL LATVIA                                             69,510        of Malaya Bhd                          9,800        32,266
                                                     ------------      Sime Darby Bhd                         113,446       302,917
  LEBANON -- 0.0%                                                      SP Setia Bhd                            19,800        25,372
    Solidere - GDR                            9,400       211,782      TA Ann Holdings Bhd                     11,000        19,862
                                                     ------------      Tanjong PLC                              7,700        42,348
  TOTAL LEBANON                                           211,782      Telekom Malaysia Bhd                    77,100        81,307
                                                     ------------      Tenaga Nasional Bhd                     39,300        96,624
  LITHUANIA -- 0.1%                                                    Titan Chemicals Corp. Bhd               75,100        28,318
    Apranga PVA*(1)                         137,400       198,862      TM International Bhd*                    9,000        10,622
    Invalda PVA*                             17,284        20,080      UMW Holdings Bhd                        15,400        29,979
    Lietuvos Energija*(1)                    17,374        15,087      Wah Seong Corp. Bhd                     35,921        28,632
    Lifosa PVA*                               4,400        63,338      WCT Engineering Bhd                     35,466        29,899
    Panevezio Statybos Trestas               16,900        27,104      YTL Corp. Bhd                           33,558        77,157
    Pieno Zvaigzdes                          10,687        14,590      YTL Power International Bhd            113,816        76,412
    Rytu Skirstomieji Tinklai*               26,729        23,002      Zelan Bhd*                              17,600         2,994
    Sanitas*                                  9,500        48,606                                                      ------------
    Siauliu Bankas*                          30,912        13,422    TOTAL MALAYSIA                                       3,601,446
    Ukio Bankas*                            252,062       114,374                                                      ------------
                                                     ------------
  TOTAL LITHUANIA                                         538,465
                                                     ------------
  LUXEMBOURG -- 0.6%
    ArcelorMittal (London Exchange)           7,128       312,797



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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
  MAURITIUS -- 0.2%                                                    Grupo Modelo SAB de CV - Series C*      17,500  $    103,326
    Ireland Blyth, Ltd.(1)                   18,300  $     29,700      Grupo Simec SAB de CV - Series B*       12,500        36,063
    Mauritius Commercial Bank                77,100       333,679      Grupo Televisa SA, ADR                   3,561        74,852
    Mauritius Development Investment                                   Grupo Televisa SAB                      43,700       184,644
      Trust Co., Ltd.(1)                    221,000        32,244      Impulsora Del Desarrollo Y El
    Naiade Resorts, Ltd.                      7,000         6,197        Empleo en America Latina
    New Mauritius Hotels, Ltd.               18,900        77,459        SAB de CV*                            94,900       132,021
    Rogers & Co., Ltd.(1)                     7,100        61,921      Industrias CH SAB de CV - Series B*      7,500        29,997
    State Bank of Mauritius, Ltd.            74,300       190,013      Industrias Penoles SAB de CV             5,150       109,967
    Sun Resorts, Ltd. - Class A              24,970        52,395      Kimberly-Clark de Mexico SAB
                                                     ------------        de CV - Series A                      14,000        79,151
  TOTAL MAURITIUS                                         783,608      Mexichem SAB de CV                      25,592        75,242
                                                     ------------      Organizacion Soriana SAB de
  MEXICO -- 2.3%                                                         CV - Series B*                        10,800        32,146
    Alfa SAB de CV - Class A                 28,500       224,519      Promotora Y Operadora de
    America Movil SAB de CV - Series L      647,200     1,630,596        Infraestructura SAB de CV*            36,900        92,520
    America Movil SAB de CV -                                          Telefonos de Mexico SAB de CV          181,500       142,103
      Series L ADR                           25,435     1,280,398      Telmex Internacional SAB de
    Axtel SAB de CV*                         16,800        12,895        CV - Class L                         125,300       121,006
    Banco Compartamos SA de CV               27,000       152,233      TV Azteca SAB de CV                     38,700        22,443
    Carso Global Telecom SAB de                                        Urbi Desarrollos Urbanos SAB de CV*     22,900        52,880
      CV - Series A1*                        14,200        72,506      Wal-Mart de Mexico SAB de CV
    Carso Infraestructura y                                              - Series V                           146,500       750,644
      Construccion SAB de CV*                41,900        28,975                                                      ------------
    Cemex SAB de CV*                        614,004       630,206    TOTAL MEXICO                                        10,238,434
    Cemex SAB de CV - ADR*                   10,334       105,510                                                      ------------
    Coca-Cola Femsa SAB de CV -                                      MOROCCO -- 0.3%
      Series L                               33,300       222,202      Attijariwafa Bank                        4,709       164,080
    Consorcio ARA SAB de CV*                 21,400        14,418      Banque Centrale Populaire                  590        19,928
    Controladora Comercial                                             Banque Marocaine du Commerce
      Mexicana SAB de CV*                    13,600        11,022        et de l'Industrie                        320        37,424
    Corp GEO SAB de CV - Series B*           87,300       264,786      Banque Marocaine du Commerce
    Corp Interamericana de                                               Exterieur                              5,670       171,587
      Entretenimiento SAB de CV                                        Brasseries Maroc                           171        62,016
      - Series B*                            18,679        10,017      Ciments du Maroc                           250        52,537
    Corp Moctezuma, SAB de CV                20,900        56,629      Compagnie Generale Immobiliere             270        63,446
    Desarrolladora Homex SAB de CV*           9,200        43,493      Credit Immobilier et Hotelier              800        33,518
    Empresas ICA SAB de CV*                  47,700       122,107      Douja Promotion Groupe Addoha SA         5,300        72,207
    Fomento Economico Mexicano SA                                      Lafarge Ciments                            375        79,122
      de CV, ADR                              9,285       441,316      Managem*                                   600        22,143
    Fomento Economico Mexicano,                                        Maroc Telecom                           13,200       253,046
      SAB de CV                              75,300       358,176      ONA SA                                     844       134,830
    Grupo Aeroportuario del                                            SAMIR*                                     440        33,156
      Centro Norte, SAB de CV                17,800        33,689      Societe Nationale d'Investissement         420        92,769
    Grupo Aeroportuario del                                            Sonasid                                    210        53,929
      Pacifico, SAB de CV - Class B          14,700        54,609                                                      ------------
    Grupo Aeroportuario del                                          TOTAL MOROCCO                                        1,345,738
      Sureste, SAB de CV - Class B            7,500        39,691                                                      ------------
    Grupo Bimbo SAB de CV - Series A          9,900        88,400    NETHERLANDS -- 3.6%
    Grupo Carso SAB de CV - Series A1        34,000       130,074      Aegon NV*                               31,904       218,473
    Grupo Elektra SAB de CV                   1,800        90,264      Akzo Nobel NV                            5,306       302,394
    Grupo Financiero Banorte SAB                                       Amrest Holdings NV*                      1,200        31,632
      de CV - Series O                      159,308       706,618      Amsterdam Commodities NV                 3,431        27,156
    Grupo Financiero Inbursa SAB                                       ASML Holding NV                          2,840       101,497
      de CV - Series O                       75,000       260,843      Ballast Nedam                              600        10,859
    Grupo Mexico SAB de CV - Series B       414,073     1,113,237      Corio NV                                 1,644       109,769



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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    European Aeronautic Defence                                        Zenith Bank, Ltd.*                     401,100  $     50,743
      and Space Co. NV                       50,414  $  1,014,231                                                      ------------
    Gamma Holding NV*                           656        10,810    TOTAL NIGERIA                                          893,931
    Heineken Holding NV                       2,275       101,201                                                      ------------
    Heineken NV                               5,288       271,764    NORWAY -- 0.4%
    ING Groep NV- CVA*                      152,218     1,519,754      Blom ASA*                                  500           736
    Koninklijke Ahold NV                      5,714        76,173      DnB NOR ASA*                            19,664       224,658
    Koninklijke DSM NV                       11,387       507,769      Kitron ASA                              20,000         9,591
    Koninklijke KPN NV                       15,922       252,256      Marine Harvest*                         42,161        37,456
    Koninklijke Philips Electronics NV       35,322     1,132,586      Norsk Hydro ASA*                        41,600       317,082
    Koninklijke Philips                                                Norske Skogindustrier ASA*              43,853        66,334
      Electronics NV- NY Regs                 7,300       233,746      Orkla ASA                               18,775       166,009
    New World Resources NV - Class A*        16,070       186,359      SpareBank 1 SMN                            480         3,877
    QIAGEN NV*                                  331         7,623      Sparebanken OST                          6,800        40,046
    Randstad Holdings NV*                     2,763       131,306      StatoilHydro ASA                        20,999       486,180
    Royal Dutch Shell PLC - ADR              42,599     2,357,003      Storebrand ASA*                         14,783       116,882
    Royal Dutch Shell PLC - Class A          41,202     1,194,206      Telenor ASA*                            13,787       186,975
    Royal Dutch Shell PLC - Class A          92,136     2,664,973      Veidekke ASA                               200         1,632
    Royal Dutch Shell PLC - Class B          48,117     1,325,631      Yara International ASA                     500        21,705
    SBM Offshore NV                             890        17,809                                                      ------------
    STMicroelectronics NV                    47,041       468,262    TOTAL NORWAY                                         1,679,163
    TNT NV                                    8,629       247,432                                                      ------------
    Unilever NV                              53,788     1,626,978    OMAN -- 0.2%
    Wolters Kluwer NV                         1,718        37,255      Bank Dhofar SAOG                        29,887        59,774
    X5 Retail Group NV - GDR                  2,700        93,960      Bank Muscat SAOG                        59,125       129,921
                                                     ------------      Dhofar International Development &
  TOTAL NETHERLANDS                                    16,280,867        Investment Holding Co. SAOG            8,500         9,692
                                                     ------------      Galfar Engineering &
  NEW ZEALAND -- 0.0%                                                    Contracting SAOG                      34,540        41,807
    Contact Energy, Ltd.*                     4,550        20,685      National Bank of Oman, Ltd.             48,170        40,037
    Fletcher Building, Ltd.                   9,541        56,592      Oman Cables Industry                    12,100        44,566
    Restaurant Brands New Zealand, Ltd.      11,999        17,217      Oman Cement Co.                         25,000        43,831
    Telecom Corp. of New Zealand, Ltd.       21,407        32,998      Oman Flour Mills                        34,000        59,522
                                                     ------------      Oman International Bank                 75,900        63,283
  TOTAL NEW ZEALAND                                       127,492      Oman National Investment
                                                     ------------        Corp. Holdings                        17,745        23,230
  NIGERIA -- 0.2%                                                      Oman Oil Marketing Co.                  13,300        33,993
    Access Bank PLC                         272,500        20,372      Oman Telecommunications Co.             44,700       149,077
    African Petroleum PLC                    61,333        16,762      Renaissance Services Co. SAOG*          35,992        74,041
    Diamond Bank PLC                        294,470        18,656                                                      ------------
    Ecobank Transnational, Inc.             262,889        33,170    TOTAL OMAN                                             772,774
    Fidelity Bank PLC                       533,000        11,836                                                      ------------
    First Bank of Nigeria PLC             1,247,769       136,385    PAKISTAN -- 0.2%
    First City Monument Bank PLC*           279,500        16,776      Engro Chemical Pakistan, Ltd.           26,290        62,539
    Flour Mills Nigeria PLC                  77,990        31,758      Fauji Fertilizer Co., Ltd.              31,350        40,938
    Guaranty Trust Bank PLC                 760,045       105,935      HUB Power Co.                          151,500        61,808
    Guinness Nigeria PLC                     45,800        42,797      Jahangir Siddiqui & Co., Ltd.          142,300        36,710
    Intercontinental Bank PLC*              386,600         5,466      Lucky Cement, Ltd.                      51,000        49,355
    Lafarge Cement WAPCO Nigeria PLC        142,000        32,671      MCB Bank Ltd.                           49,500       123,184
    Nestle Foods Nigeria PLC                 26,500        47,716      National Bank Of Pakistan               64,350        51,963
    Nigerian Breweries PLC                  207,400        85,062      Nishat Mills, Ltd.                     121,000        81,128
    Oando PLC                                56,320        31,925      Oil & Gas Development Co., Ltd.         64,900       100,332
    Oceanic Bank International PLC*         399,300         5,326      Pakistan Petroleum, Ltd.                25,920        60,301
    PlatinumHabib Bank PLC*                 199,600         2,210      Pakistan State Oil Co., Ltd.            11,700        43,149
    Skye Bank PLC*                        1,315,000        69,630      Pakistan Telecommunication
    UAC of Nigeria PLC                       99,400        33,376        Co., Ltd.                            135,000        33,766
    Union Bank Nigeria PLC*                 214,200         8,228      United Bank, Ltd.                       99,000        70,302
    United Bank For Africa PLC*             859,562        87,131                                                      ------------
                                                                     TOTAL PAKISTAN                                         815,475
                                                                                                                       ------------
                                                                     PERU -- 0.3%
                                                                       Alicorp SA(1)                          102,800       119,367
                                                                       Austral Group SA*                      425,900        44,958
                                                                       Banco Continental                       31,394        93,011



                                                                 15
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Cia de Minas Buenaventura SA                                       Orbis SA*                                2,900  $     40,405
      - ADR                                   6,700  $    207,499      PBG SA*                                  1,090        82,229
    Cia Minera Milpo SA                      26,516        69,789      Polimex Mostostal SA                    51,700        92,302
    Corp Aceros Arequipa SA*(1)              24,050        19,633      Polish Energy Partners SA*               4,100        53,076
    Credicorp, Ltd.                           1,900       167,960      Polnord SA*                              1,000        13,057
    Ferreyros SA(1)                         120,093       122,544      Polska Grupa Farmaceutyczna SA*          1,200        18,883
    Minsur SA*                               35,553        88,194      Polski Koncern Miesny Duda SA*          19,100         8,358
    Sociedad Minera Cerro Verde SA            1,400        33,852      Polski Koncern Naftowy Orlen*           17,850       242,449
    Sociedad Minera el Brocal SA              5,700        90,253      Polskie Gornictwo Naftowe I
    Southern Copper Corp.                     9,200       291,364        Gazownictwo SA                        50,940        65,267
                                                     ------------      Powszechna Kasa Oszczednosci
  TOTAL PERU                                            1,348,424        Bank Polski SA                        67,526       944,362
                                                     ------------      Przedsiebiorstwo Eksportu I
  PHILIPPINES -- 0.4%                                                    Importu Kopex SA*                      3,300        26,189
    Aboitiz Equity Ventures, Inc.(1)      1,086,900       324,699      Synthos SA*                             99,800        61,139
    Atlas Consolidated Mining &                                        Telekomunikacja Polska SA               46,720       265,116
      Development*                          330,000        74,851      TVN SA                                  25,250       159,105
    Ayala Land, Inc.                        285,100        82,016      Vistula Group SA*                       12,900        13,277
    Banco De Oro Unibank, Inc.               52,400        48,121      Zaklad Przetworstwa
    Bank of the Philippine Islands           55,580        55,346        Hutniczego Stalprodukt SA                250        41,317
    Energy Development Corp.                733,750        81,185                                                      ------------
    International Container Term                                     TOTAL POLAND                                         4,864,410
      Services, Inc.                         80,800        41,571                                                      ------------
    Jollibee Foods Corp.                     47,600        62,147    PORTUGAL -- 0.1%
    Manila Electric Co.                      66,110       257,476      Banco Comercial Portugues SA
    Metropolitan Bank & Trust                88,500        97,920        - Class R                             84,962        94,558
    Philex Mining Corp.*                    338,750       101,198      Banco Espirito Santo SA*                 5,165        27,905
    Philippine Long Distance                                           Cimpor Cimentos de Portugal
      Telephone Co.                           3,200       171,365        SGPS SA                                4,175        31,550
    San Miguel Corp. - Class B              125,900       204,772      Corticeira Amorim SA*                   13,603        17,454
    SM Prime Holdings, Inc.                 287,400        62,326      EDP - Energias de Portugal SA           18,119        72,023
    Union Bank of Philippines               109,400        99,257      Novabase SGPS SA*                        1,671         9,705
    Universal Robina Corp.                   59,288        32,799      Portugal Telecom SGPS SA                 3,327        37,198
                                                     ------------                                                      ------------
  TOTAL PHILIPPINES                                     1,797,049    TOTAL PORTUGAL                                         290,393
                                                     ------------                                                      ------------
  POLAND -- 1.1%                                                     QATAR -- 0.4%
    Agora SA*                                 8,600        80,804      Aamal Co.*                               7,250        56,152
    Asseco Poland SA                          6,260       124,472      Barwa Real Estate Co.                    4,856        42,812
    Bank Handlowy W Warszawie SA*             1,500        42,008      Commercial Bank of Qatar                 3,008        61,052
    Bank Millennium SA*                      31,428        48,078      Doha Bank QSC                            5,658        78,941
    Bank Pekao SA*                           12,512       727,085      First Finance Co.                        3,938        23,578
    Bank Zachodni WBK SA*                     1,860       134,066      Gulf International Services OSC          5,000        45,180
    BRE Bank SA*                                650        59,139      Industries Qatar                         8,430       266,954
    Budimex SA                                  950        33,256      Masraf Al Rayan                         25,900        96,743
    Cersanit-Krasnystaw SA*                   9,300        52,188      Qatar Electricity & Water Co.            2,230        63,207
    ComArch SA*                                 400        14,969      Qatar Fuel Co.*                          1,900       100,192
    Cyfrowy Polsat SA                        13,930        76,072      Qatar Gas Transport Co.
    Dom Development SA                        1,800        34,877        Nakilat*                              20,100       125,866
    Eurocash SA                              11,800        78,485      Qatar Insurance Co.                      1,715        30,051
    Galp Energia SGPS SA - B Shares           3,191        55,426      Qatar International Islamic Bank         1,680        21,317
    Getin Holding SA*                        18,000        67,738      Qatar Islamic Bank                       4,370        96,378
    Globe Trade Centre SA*                    8,100        70,321      Qatar National Bank                      4,231       157,127
    Grupa Kety SA*                              450        18,037      Qatar Navigation                         2,253        45,048
    Grupa Lotos SA*                           2,600        26,850      Qatar Real Estate Investment Co.         3,864        35,021
    ING Bank Slaski SA*                         200        52,230      Qatar Shipping Co.*                      3,740        40,266
    KGHM Polaksa Miedz SA                    18,660       700,909      Qatar Telecom Q-Tel QSC*                 4,873       200,488
    LPP SA*                                      90        58,129                                                      ------------
    Mostalzab SA*                            17,000        27,435    TOTAL QATAR                                          1,586,373
    Mostostal-Warszawa SA*                    2,300        60,386                                                      ------------
    Multimedia Polska SA*                    19,300        56,685    ROMANIA -- 0.2%
    Netia SA*                                21,500        38,234      Antibiotice                            128,000        28,084
                                                                       Banca Transilvania                     300,245       228,828
                                                                       Biofarm Bucuresti*                   1,024,687        80,800



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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    BRD-Groupe Societe Generale              78,200  $    402,488      CapitaLand, Ltd.                        80,000  $    227,027
    SNP Petrom SA*                        1,768,000       200,660      CapitaMall Trust                        18,000        22,774
    Transelectrica SA*                        6,650        42,564      Chemoil Energy, Ltd.                    59,000        20,945
                                                     ------------      City Developments, Ltd.                 10,000        75,771
  TOTAL ROMANIA                                           983,424      ComfortDelgro Corp., Ltd.               10,000        11,151
                                                     ------------      Cosco Corp. Singapore, Ltd              20,000        17,728
  RUSSIA -- 2.6%                                                       CSE Global, Ltd.                        54,000        38,214
    AvtoVAZ*                                 92,900        48,582      DBS Group Holdings, Ltd.                85,000       868,866
    CTC Media, Inc.*                          4,400        75,768      Fraser & Neave, Ltd.                    62,000       212,731
    Evraz Group SA - GDR*                     1,400        55,622      Golden Agri-Resources, Ltd.*           973,040       403,419
    Fifth Power Generation Co., OGK-5*      321,200        28,908      GP Batteries International, Ltd.         9,000        11,451
    Gazprom Neft JSC - ADR                      600        15,726      GuocoLeisure, Ltd.                      11,000         5,268
    Gazprom OAO - ADR (London Exchange)      55,100     1,285,483      Hi-P International, Ltd.               126,000        57,193
    Gazprom OAO - ADR (New York                                        Ho Bee Investment, Ltd.                 68,000        87,494
      Exchange)                              35,720       838,348      Hong Leong Finance, Ltd.                15,000        32,596
    Irkutsk Elek Net                         82,604         4,714      Jardine Cycle & Carriage, Ltd.          33,196       697,165
    Irkutskenergo OJSC*                      79,800        47,880      K1 Ventures, Ltd.                      373,000        45,327
    JSC Gazprom Neft                          8,500        46,325      Keppel Corp., Ltd.                       8,000        52,153
    KAMAZ*                                   31,400        80,471      Macquarie International
    LUKOIL - ADR (London Exchange)           10,700       606,690        Infrastructure Fund, Ltd.            464,000       174,131
    LUKOIL - ADR (New York Exchange)          9,006       510,640      Neptune Orient Lines, Ltd.              46,500        66,811
    Magnit OAO                                1,600       139,200      Oversea-Chinese Banking Corp., Ltd.     41,029       255,451
    Magnit OAO RegS GDR                       2,503        43,552      QAF, Ltd.                               56,000        24,819
    Mechel - Sponsored ADR                   15,875       451,167      SembCorp Industries, Ltd.               27,000        79,710
    Mining & Metallurgical Co.,                                        Singapore Airlines, Ltd.                20,000       217,306
      Norilsk Nickel - ADR*                  43,792       807,524      Singapore Airport Terminal
    MMC Norilsk Nickel JSC - ADR*            21,000       386,610        Services, Ltd.                         6,441        12,201
    Mobile Telesystems OJSC                  25,700       222,305      Singapore Exchange, Ltd.                 2,000        10,937
    Mobile Telesystems OJSC -  ADR            6,187       343,379      Singapore Press Holdings, Ltd.          21,000        57,343
    NovaTek OAO - GDR                         1,951       142,033      Singapore Telecommunications, Ltd.      81,000       183,545
    Novolipetsk Steel - GDR*(1)               2,800        97,020      United Overseas Bank, Ltd.               7,000        96,172
    Novorossiysk Sea Trade Port - GDR           300         3,600      United Overseas Land Group, Ltd.        43,000       119,876
    Polyus Gold Co. - ADR                     2,400        61,824      UOB-Kay Hian Holdings, Ltd.             10,000        12,080
    Rosneft Oil Co. - GDR                   120,888       958,642      Venture Corp., Ltd.                     13,000        81,032
    Rostelecom - ADR                          1,866        55,514                                                      ------------
    Sberbank of Russian Federation          878,701     2,574,594    TOTAL SINGAPORE                                      4,307,412
    Severstal*(1)                             4,300        57,620                                                      ------------
    Severstal - GDR Reg S(1)                    826        11,068    SLOVENIA -- 0.1%
    Severstal RegS GDR*                       2,200        32,032      Gorenje Velenje*                         2,600        48,005
    Sistema JSFC - GDR*                       3,500        95,200      Krka dd Novo mesto                       2,670       261,021
    Surgutneftegaz - ADR                     10,000        55,500      Luka Koper*                              1,120        33,310
    Surgutneftegaz - ADR                     37,500       371,625      Mercator Poslovni Sistem                   300        63,908
    Tatneft - ADR                             6,638       207,769      Nova Kreditna Banka Maribor              4,800        74,816
    Tatneft - GDR                             4,000       125,200      Petrol                                     110        44,425
    TGK-2*                                  665,824           200      SAVA                                       100        28,763
    TMK OAO - GDR*                            1,300        26,845      Telekom Slovenije DD                       400        66,863
    Uralkali - GDR                              808        16,960                                                      ------------
    Vimpel-Communications - ADR              13,602       250,413    TOTAL SLOVENIA                                         621,111
    Vsmpo-Avisma Corp.                          200        22,400                                                      ------------
    VTB Bank OJSC                            15,256        80,857    SOUTH AFRICA -- 2.1%
    Wimm-Bill-Dann Foods OJSC - ADR           7,200       161,424      ABSA Group, Ltd.                        24,861       485,700
    X5 Retail Group NV - GDR*                 1,850        64,380      Adcorp Holdings, Ltd.                   10,600        37,256
                                                     ------------      Aeci, Ltd.                               3,000        26,628
  TOTAL RUSSIA                                         11,511,614      African Bank Investments, Ltd.          11,480        56,110
                                                     ------------      African Rainbow Minerals, Ltd.           2,100        55,267
  SINGAPORE -- 1.0%                                                    Allied Electronics Corp., Ltd.           4,900        18,736
    Boustead Singapore  Ltd.                 47,000        28,725      Anglo Platinum, Ltd.*                      900        91,436
                                                                       AngloGold Ashanti, Ltd.                  3,643       139,018
                                                                       ArcelorMittal South Africa, Ltd.*        2,610        33,167
                                                                       Aspen Pharmacare Holdings, Ltd.*        18,382       200,760



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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Astral Foods, Ltd.                        1,200  $     18,699      Daelim Industrial Co., Ltd.              5,247  $    347,806
    Aveng, Ltd.                              19,000        98,081      Daewoo Engineering &
    AVI, Ltd.                                12,300        40,191        Construction Co., Ltd.                 4,364        42,427
    Barloworld, Ltd.                          7,400        50,077      Daewoo International Corp.               1,379        43,882
    Bidvest Group, Ltd.                      12,625       236,164      Daewoo Shipbuilding & Marine
    DataTec, Ltd.                            18,700        83,439        Engineering Co., Ltd.                    870        16,686
    Discovery Holdings, Ltd.                  7,999        37,888      Dong-A Pharmaceutical Co., Ltd.            520        53,106
    Eqstra Holdings, Ltd.*                    9,300         7,789      Dongkuk Steel Mill Co., Ltd.             1,010        20,531
    Exxaro Resources, Ltd.                    3,700        63,955      Doosan Heavy Industries and
    FirstRand, Ltd.                          59,000       163,624        Construction Co., Ltd.                   430        34,432
    Foschini, Ltd.                            5,700        52,432      Doosan Infracore Co., Ltd.*              2,200        39,860
    Fountainhead Property Trust              18,100        16,898      GS Engineering & Construction Corp.        690        59,459
    Gold Fields, Ltd.                        10,200       129,115      GS Holdings Corp.                        9,970       353,349
    Grindrod, Ltd.                           12,600        26,484      GwangjuShinsegae Co., Ltd.                 200        22,714
    Group Five, Ltd.                          4,500        22,921      Hana Financial Group, Inc.               4,270       132,276
    Growthpoint Properties, Ltd.             36,400        73,712      Hanjin Shipping Co., Ltd.*               1,316        36,115
    Harmony Gold Mining Co., Ltd.            19,764       186,684      Hanjin Shipping Co., Ltd.*                 254         4,582
    Impala Platinum Holdings, Ltd.           31,294       919,432      Hankuk Electric Glass Co., Ltd.            690        20,399
    Imperial Holdings, Ltd.                  12,694       174,784      Hanmi Pharm Co., Ltd.                      330        31,937
    Investec, Ltd.                            7,000        60,056      Hanwha Chem Corp.                       18,480       225,396
    JSE, Ltd.                                 2,600        23,131      Hanwha Corp.                             1,980        72,186
    Kumba Iron Ore, Ltd.                      1,400        67,830      Hite Brewery Co., Ltd.                     170        21,411
    Liberty Holdings, Ltd.                    2,800        27,870      Honam Petrochemical Corp.                  750        75,235
    Massmart Holdings, Ltd.                  22,463       334,644      Hynix Semiconductor, Inc.*              28,590       674,668
    Medi-Clinic Corp, Ltd.                   17,600        65,241      Hyosung Corp.                            3,210       230,370
    Mondi, Ltd.                               6,100        45,056      Hyundai Department Store Co., Ltd.         430        39,334
    MTN Group, Ltd.                          50,200       771,910      Hyundai Development Co.                    700        20,447
    Murray & Roberts Holdings, Ltd.          11,000        65,377      Hyundai Engineering &
    Nampak, Ltd.                             11,100        27,279        Construction Co., Ltd.                 1,210        66,411
    Naspers, Ltd.                             8,501       369,393      Hyundai Heavy Industries                   320        67,029
    Nedbank Group, Ltd.                      29,265       562,499      Hyundai Merchant Marine Co., Ltd.        2,080        56,162
    Netcare, Ltd.*                           31,200        56,542      Hyundai Mipo Dockyard Co., Ltd.            370        50,851
    Northam Platinum, Ltd.                    8,000        52,720      Hyundai Mobis                              700        92,801
    Pick'n Pay Stores, Ltd.                  11,500        67,891      Hyundai Motor Co.                        7,298       744,990
    Pretoria Portland Cement Co., Ltd.        4,421        20,758      Hyundai Securities Co.*                  4,630        55,652
    Raubex Group, Ltd.                       10,200        32,209      Hyundai Steel Co.                          750        56,940
    Remgro, Ltd.                              7,500       100,910      Industrial Bank of Korea                17,990       235,319
    Reunert, Ltd.                             6,700        53,342      KB Financial Group, Inc.                 4,381       211,413
    RMB Holdings, Ltd.                       18,000        79,994      KB Financial Group, Inc. - ADR*          1,293        62,012
    SA Corporate Real Estate Fund            99,600        38,288      KCC Corp.                                  120        37,545
    Sanlam, Ltd.                            138,712       473,625      Kia Motors Corp.                        21,610       482,259
    Sappi, Ltd.*                             13,300        59,162      Kolon Industries, Inc.*                  1,533        62,867
    Sasol, Ltd.                               8,800       365,749      Korea Electric Power Corp.*              5,000       161,518
    Shoprite Holdings, Ltd.                  22,411       223,687      Korea Exchange Bank                     27,040       322,630
    Standard Bank Group, Ltd.                48,359       760,864      Korea Express Co., Ltd.*                   266        15,540
    Steinhoff International                                            Korea Gas Corp.                          4,152       175,408
      Holdings, Ltd.*                       148,660       408,196      Korea Line Corp.*                          330        18,375
    Sun International, Ltd.*                  4,500        56,870      Korea Zinc Co., Ltd.                     1,910       340,996
    Telkom SA, Ltd.                          10,100        47,354      Korean Air Lines Co., Ltd.*                800        47,019
    The Spar Group, Ltd.                      7,200        73,643      KT Corp.                                 8,011       331,004
    Tiger Brands, Ltd.                        3,800        95,681      KT&G Corp.                               1,400        77,458
    Truworths International, Ltd.            11,700        84,010      LG Chem, Ltd.                            1,627       345,834
    Wilson Bayly Holmes-Ovcon, Ltd.           2,800        45,573      LG Corp.                                11,664       731,932
    Woolworths Holdings, Ltd.               123,903       383,255      LG Display Co., Ltd.                    18,950       669,099
                                                     ------------      LG Electronics, Inc.                     2,424       246,374
  TOTAL SOUTH AFRICA                                    9,547,056      LG Hausys, Ltd.                             71         7,028
                                                     ------------
  SOUTH KOREA -- 3.5%
    Amorepacific Corp.                           70        50,917
    Busan Bank                               17,045       183,037
    Cheil Industries, Inc.                      890        50,264
    CJ Corp.                                    630        37,529



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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    LG Household & Health Care, Ltd.            300  $     80,207      Telefonica SA                           38,534  $    912,891
    LG Telecom, Ltd.                          5,860        39,983                                                      ------------
    Lotte Shopping Co., Ltd.                  1,311       380,050    TOTAL SPAIN                                          5,641,329
    Macquarie Korea Infrastructure Fund       5,769        24,449                                                      ------------
    Mirae Asset Securities Co., Ltd.*           388        19,547    SWEDEN -- 1.1%
    NHN Corp.*                                  380        60,453      Acando AB                               35,171        67,706
    OCI Co., Ltd.                               270        47,010      Alfa Laval AB                              457         6,728
    POSCO                                     1,465       683,654      Assa Abloy AB                            1,056        20,665
    POSCO - ADR                               6,350       743,014      Atlas Copco AB - Class A                 6,294        97,627
    S-Oil Corp.                                 740        37,280      Bankas Snoras AB*                       30,780        14,328
    Samsung C&T Corp.                         1,000        53,825      Bilia AB- Class A*                       2,569        30,598
    Samsung Card Co.                          1,000        45,340      Boliden AB                               2,644        37,789
    Samsung Electro-Mechanics Co., Ltd.       1,070       108,754      Electrolux AB - Series B                22,913       523,591
    Samsung Electronics Co., Ltd.             4,009     2,898,371      Getinge AB - Class B                     2,137        51,230
    Samsung Engineering Co., Ltd.             1,030       106,509      Hennes & Mauritz AB  - Class B           3,214       208,804
    Samsung Fire & Marine Insurance                                    Holmen AB - Class B                      2,300        61,955
      Co., Ltd.*                                780       125,123      Industrial & Financial
    Samsung Heavy Industries Co., Ltd.        1,680        39,125        Systems - Class B                      5,400        68,803
    Samsung SDI Co., Ltd.                       670        84,087      Investor AB -Class B*                   24,182       463,840
    Samsung Securities Co., Ltd.*               540        29,113      Micronic Laser Systems AB*               3,801         9,265
    Shinhan Financial Group Co., Ltd.         7,270       285,608      Nordea Bank AB                          71,142       702,001
    Shinsegae Co., Ltd.                         150        70,927      SAAB AB - Class B                        3,200        48,749
    SK Energy Co., Ltd.                         800        85,907      Sandvik AB                              22,013       275,140
    SK Holdings Co., Ltd.                       320        28,424      Scania AB - Class B                      2,786        44,063
    SK Telecom Co., Ltd.                        900       138,009      Skandinaviska Enskilda Banken AB*       16,949       108,281
    STX Offshore & Shipbuilding Co.,                                   Skanska AB - Class B                    14,240       258,744
      Ltd.                                    1,560        17,786      SKF AB - Class B                         2,244        39,873
    Tong Yang Securities, Inc.*               5,400        50,113      SSAB AB - B Shares                       1,865        30,271
    Woongjin Coway Co., Ltd.                  1,510        46,777      SSAB AB - Class A                        6,267       112,658
    Woori Finance Holdings Co., Ltd.         51,330       753,085      Svenska Cellulosa AB - Class B          30,926       436,012
    Woori Investment & Securities                                      Svenska Handelsbanken AB - Class A       5,990       175,537
      Co., Ltd.*                              1,600        22,202      Swedbank AB (ForeningsSparbanken
                                                     ------------        AB) - Class A*                         3,610        37,047
  TOTAL SOUTH KOREA                                    15,817,553      Swedish Match AB                           833        19,912
                                                     ------------      Tele2 AB - Class B                       7,823       130,553
  SPAIN -- 1.3%                                                        Telefonaktiebolaget LM
    Abertis Infraestructuras SA                 666        12,818        Ericsson - ADR                        34,600       360,878
    Acciona SA                                1,600       177,444      Telefonaktiebolaget LM
    Acerinox SA                               3,453        67,975        Ericsson - Class B                    17,282       182,140
    Banco Bilbao Vizcaya Argentaria SA       44,734       612,058      TeliaSonera AB                          34,292       243,396
    Banco de Sabadell SA                     41,306       228,071      Volvo AB - Class B                      13,837       139,221
    Banco de Valencia SA                      3,623        23,097                                                      ------------
    Banco Popular Espanol SA                 30,936       227,723    TOTAL SWEDEN                                         5,007,405
    Banco Santander Central                                                                                            ------------
      Hispano SA - ADR                       55,039       730,368    SWITZERLAND -- 3.0%
    Banco Santander SA                       99,108     1,317,192      ABB, Ltd.*                              40,039       874,524
    Caja de Ahorros del Mediterraneo          7,225        60,015      Adecco SA                                2,787       158,196
    Criteria Caixacorp SA                    25,583       126,778      Advanced Digital Broadcast
    Ferrovial SA                              4,456        43,333        Holdings SA*                             421        17,768
    Gas Natural SDG SA                        4,700        86,778      Aryzta AG                                  911        39,917
    Iberdrola Renovables SA                  18,403        76,433      Baloise Holding AG                       2,362       209,453
    Iberdrola SA                             26,216       222,190      Banque Cantonale Vaudoise                   90        41,995
    Industria de Diseno Textil SA             1,556       102,570      Bossard Holding AG                         182        12,687
    Repsol YPF SA                             7,016       166,118      Charles Voegele Holding AG*              1,600        72,079
    Repsol YPF SA - ADR                      18,295       435,055      Coltene Holding AG                         796        45,258
    Sacyr Vallehermoso SA*                    1,408        12,422      Compagnie Financiere Richemont SA       12,633       489,193
                                                                       Credit Suisse Group - ADR                9,800       503,524
                                                                       Credit Suisse Group AG                   9,613       495,511
                                                                       Emmi AG                                    100        13,932
                                                                       Flughafen Zuerich AG                       192        68,285
                                                                       Givaudan SA                                148       129,837



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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Holcim, Ltd.*                             9,903  $    738,217      Formosa Petrochemical Corp.             33,990  $     89,583
    Julius Baer Group, Ltd.                   1,732        62,831      Formosa Plastics Corp.                  77,040       169,809
    Kardex AG*                                  893        29,642      Foxconn Technology Co., Ltd.            34,000       124,724
    Lonza Group AG                            2,318       189,063      Fubon Financial Holding Co., Ltd.*      87,000       105,743
    Nestle SA                                48,885     2,503,594      HannStar Display Corp.*                144,049        31,751
    Nobel Biocare Holding AG                  1,491        39,877      High Tech Computer Corp.                17,770       207,591
    Novartis AG                               4,100       221,810      HON HAI Precision Industry Co., Ltd.   312,708     1,353,904
    Novartis AG                              29,228     1,578,656      Hotai Motor Co., Ltd.                   20,000        44,146
    Roche Holding AG - Genusschein            3,881       629,411      Hua Nan Financial Holdings Co., Ltd.    70,390        43,110
    Schindler Holding AG                        485        42,134      Huaku Construction Co., Ltd.            48,000       124,542
    Swatch Group AG                             751       239,459      Innolux Display Corp.                   37,389        57,041
    Swiss Life Holding AG*                      991       130,172      KGI Securities Co., Ltd.               101,000        47,386
    Swiss Reinsurance*                       11,732       577,476      KGI Securities Co., Ltd. GDR 144A*      11,721       100,097
    Swisscom AG                                 290       105,835      Lien Hwa Industrial Corp.               72,918        35,474
    Swisslog Holding AG                      70,393        67,429      Lite-On Technology Corp.               139,207       184,759
    Syngenta AG                                 520       144,401      MediaTek, Inc.                          21,070       365,564
    UBS AG*                                  68,727     1,117,205      Mega Financial Holding Co., Ltd.       135,000        78,217
    Walter Meire AG*                             12         1,615      Motech Industries, Inc.                 11,513        48,941
    Zurich Financial Services AG              6,673     1,710,652      Nan Kang Rubber Tire Co., Ltd.*         46,800        68,598
                                                     ------------      Nan Ya Plastics Corp.                   93,730       191,250
  TOTAL SWITZERLAND                                    13,301,638      Nanya Technology Corp.*                 38,890        37,105
                                                     ------------      Novatek Microelectronics Corp., Ltd.    89,145       277,894
  TAIWAN -- 2.8%                                                       POU Chen Corp.                          45,252        36,976
    Acer, Inc.                              100,855       297,884      Powerchip Semiconductor Corp.*         107,000        17,520
    Advanced Semiconductor                                             Powertech Technology, Inc.              51,000       182,269
      Engineering, Inc.                      64,961        59,320      President Chain Store Corp.             36,576        91,215
    Asia Cement Corp.                        38,213        37,301      ProMos Technologies, Inc.*             114,000         8,328
    Asia Optical Co., Inc.                   11,221        22,472      Qisda Corp.*                            69,120        38,959
    Asustek Computer, Inc.                  140,084       243,927      Quanta Computer, Inc.                   40,571        78,694
    AU Optronics Corp.                       54,125        61,525      Realtek Semiconductor Corp.              8,653        23,350
    Capital Securities Corp.*                79,200        40,775      Richtek Technology Corp.                27,000       289,061
    Catcher Technology Co., Ltd.              9,438        23,180      Shin Kong Financial Holding Co.,
    Cathay Financial Holding Co., Ltd.*     355,000       592,449        Ltd.*                                 74,319        29,252
    Cathay Real Estate Development                                     Siliconware Precision
      Co., Ltd.                              84,000        35,575        Industries Co.                        36,000        43,416
    Chang Hwa Commercial Bank                67,000        30,380      Sincere Navigation                     169,000       214,722
    Cheng Shin Rubber Industry Co.,                                    Sino-American Silicon Products, Inc.    11,741        29,983
      Ltd.                                   45,540        96,936      SinoPac Financial Holdings
    Chicony Electronics Co., Ltd.            99,000       263,414        Co., Ltd.                            121,000        43,054
    China Airlines*                          80,004        29,222      Synnex Technology International
    China Development Financial                                          Corp.                                 21,780        48,007
      Holding Corp.*                        188,979        53,555      Tainan Spinning Co., Ltd.              108,000        43,529
    China Motor Corp.                        73,000        49,536      Taishin Financial Holding
    China Steel Corp.                       234,675       242,744        Co., Ltd.*                            76,450        31,054
    Chinatrust Financial Holding                                       Taiwan Cement Corp.                     56,560        53,340
      Co., Ltd.                             593,861       336,592      Taiwan Cooperative Bank                 80,500        48,668
    Chunghwa Picture Tubes, Ltd.*           166,000        18,974      Taiwan Fertilizer Co., Ltd.             16,000        51,137
    Chunghwa Telecom Co., Ltd.              107,781       210,756      Taiwan Kolin Co., Ltd.*                141,000            --
    Compal Electronics, Inc.                125,580       164,300      Taiwan Mobile Co., Ltd.                156,527       294,739
    D-Link Corp.                             36,046        37,229      Taiwan Semiconductor
    Delta Electronics, Inc.                  33,888       107,241        Manufacturing Co., Ltd.              836,699     1,620,284
    E.Sun Financial Holding Co., Ltd.       310,048       125,452      Tatung Co., Ltd.*                      102,000        24,410
    Epistar Corp.                            67,099       222,903      Tripod Technology Corp.                101,270       342,796
    Far Eastern Department Stores                                      Tung Ho Steel Enterprise Corp.          37,476        42,541
      Co., Ltd.                              43,260        35,825
    Far EasTone Telecommunications Co.,
      Ltd.                                   36,000        43,076
    First Financial Holding Co., Ltd.        76,760        42,177
    First Steamship Co., Ltd.                22,824        36,509
    Formosa Chemicals & Fibre
      Corp.                                  66,950       156,634



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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Uni-President Enterprises Corp.         295,399  $    336,251      Thai Beverage PCL                      344,000  $     72,540
    Unimicron Technology Corp.               37,370        47,951      Thai Oil PCL                            53,300        82,418
    United Microelectronics Corp.           131,000        69,505      Thai Union Frozen Products PCL          48,300        56,389
    Walsin Lihwa Corp.*                     120,000        47,232      Thanachart Capital PCL                 120,600        92,497
    Winbond Electronics Corp.*              184,000        51,797      Thoresen Thai Agencies PCL               8,760         6,583
    Wintek Corp.*                            58,000        52,598      TMB Bank PCL*                          546,200        23,649
    Wistron Corp.                            27,653        50,242      Total Access Communication PCL          65,000        77,350
    WPG Holdings Co., Ltd.                  108,000       176,497                                                      ------------
    Yang Ming Marine Transport Corp.         83,598        31,325    TOTAL THAILAND                                       4,299,922
    Yuanta Financial Holding Co., Ltd.      100,000        59,985                                                      ------------
    Yulon Motor Co., Ltd.                   157,640       174,974    TURKEY -- 1.3%
    Zinwell Corp.                            22,435        42,174      Adana Cimento - Class A                  6,167        22,144
                                                     ------------      Akbank TAS                              33,677       217,450
  TOTAL TAIWAN                                         12,372,927      Akcansa Cimento AS                       4,900        22,438
                                                     ------------      Akenerji Electrik Uretim AS              7,800        89,422
  THAILAND -- 1.0%                                                     Aksigorta AS*                           19,400        27,226
    Advanced Info Service PCL - For Reg      79,400       211,791      Alarko Holding AS                       12,928        32,709
    Airports of Thailand PCL                 56,200        66,481      Anadolu Efes Biracilik ve
    Bangkok Bank PCL                         69,300       294,688        Malt Sanayii AS                       19,263       203,069
    Bangkok Dusit Medical Service PCL        20,600        16,246      Anadolu Efes Biracilik ve
    Bangkok Expressway PCL                   50,500        32,016        Malt Sanayii AS - ADR                      3             6
    Banpu PCL                                15,600       298,154      Arcelik AS                              76,660       310,630
    BEC World PCL                            76,100        58,366      Asya Katilim Bankasi AS*                84,198       225,231
    Bumrungrad Hospital PCL                  54,000        51,353      Aygaz AS                                11,368        47,187
    CalComp Electronics Thailand PCL        211,500        19,230      Bim Birlesik Magazalar AS                4,050       210,805
    Central Pattana PCL                      44,600        28,552      Cimsa Cimento Sanayi ve Tica             4,400        24,787
    Charoen Pokphand Foods PCL              382,800       177,578      Dogan Sirketler Grubu Holding AS       127,009        97,072
    CP ALL PCL*                             203,400       172,986      Dogan Yayin Holding*                    36,433        39,128
    Delta Electronics Thai PCL               52,900        30,757      Dogus Otomotiv Servis ve
    Electricity Generating PCL               15,300        37,972        Ticaret AS*                            6,500        25,268
    Glow Energy PCL                          53,700        63,938      Eczacibasi Ilac Sanayi                  19,500        35,974
    Hana Microelectronics PCL               230,900       154,957      Enka Insaat ve Sanayi AS                29,521       137,126
    IRPC PCL                                624,900        90,058      Eregli Demir ve Celik
    Kasikornbank PCL                         58,900       187,620        Fabrikalari TAS*                      62,051       186,429
    Kasikornbank PCL                            100           298      Ford Otomotiv Sanayi AS                 25,884       187,596
    Khon Kaen Sugar Industry PCL            127,100        44,810      Haci Omer Sabanci Holding AS*           13,891        59,488
    Krung Thai Bank PCL                     345,500       128,220      Haci Omer Sabinci Holding AS           134,366       575,445
    Major Cineplex Group PCL                 98,300        27,512      Hurriyet Gazetecilik AS*                14,172        15,500
    Minor International PCL                 117,450        39,955      Ihlas Holding*                          53,700        24,059
    PTT Aromatics & Refining PCL             59,778        53,150      Is Gayrimenkul Yatirim
    PTT Chemical PCL - Foreign               28,200        82,851        Ortakligi AS                          18,400        20,246
    PTT Exploration & Production PCL         31,800       146,043      Kardemir Karabuk Demir Celik
    PTT Exploration & Production                                         Sanayi ve Ticaret AS*                 68,862        28,584
      PCL - For Reg                          21,400        98,281      KOC Holding AS*                        136,032       466,062
    PTT PCL                                  70,700       572,859      Koza Anadolu Metal Madencilik AS*       21,000        53,408
    Quality House PCL                       838,700        62,770      Petkim Petrokimya Holding AS*           16,620        98,006
    Ratchaburi Electricity                                             Petrol Ofisi AS*                         6,494        27,598
      Generating Holding PCL                 46,000        51,570      Sekerbank TAS*                          23,875        39,012
    Siam Cement PCL                          12,000        97,232      Tofas Turk Otomobil Fabrikasi AS        11,700        43,940
    Siam City Bank PCL                       63,100        61,471      Trakya Cam Sanayi AS*                   27,861        40,385
    Siam City Cement PCL                      4,600        32,720      Tupras-Turkiye Petrol Rafine*           11,946       271,545
    Siam Commercial Bank PCL                 22,000        62,595      Turcas Petrolculuk AS                    9,099        29,256
    Siam Commercial Bank PCL - For Reg       72,800       207,132      Turk Hava Yollari Anonim Ortakligi      21,000        71,949
    Siam Makro PCL                           18,000        53,997      Turk Telekomunikasyon AS                30,747       103,317
    Sino Thai Engineering &                                            Turkcell Iletisim Hizmet AS             37,209       226,771
      Construction PCL                      180,500        32,098      Turkiye Garanti Bankasi AS             146,692       686,222
    Thai Airways International PCL           46,000        40,189      Turkiye Halk Bankasi AS                 50,722       367,611
                                                                       Turkiye Is Bankasi                      42,871       139,537
                                                                       Turkiye Is Bankasi AS*                  19,771        62,008



                                                                 21
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Turkiye Sinai Kalkinma
      Bankasi AS*                            28,950  $     43,108      Carnival PLC                             1,991  $     81,727
    Turkiye Vakiflar Bankasi Tao*            26,700        71,423      Carnival PLC - ADR                       6,900       282,486
    Ulker Biskuvi Sanayi AS                   8,021        19,448      Carphone Warehouse  Group PLC*           7,871        19,050
    Yapi ve Kredi Bankasi AS*                38,178        97,096      Centrica PLC                            20,837        92,931
    Yazicilar Holding AS                     13,300        83,686      Chime Communications PLC                13,640        37,051
                                                     ------------      Clarkson PLC                             2,608        34,431
  TOTAL TURKEY                                          5,906,407      Cobham PLC                              10,288        40,123
                                                     ------------      Colt Telecom Group SA*                  16,600        32,017
  UKRAINE -- 0.1%                                                      Compass Group PLC                        5,144        41,060
    UkrTelecom - GDR*(1)                     75,799       353,206      Computacenter PLC                       13,947        64,975
                                                     ------------      Costain Group PLC                       30,304        11,037
  TOTAL UKRAINE                                           353,206      Dangote Sugar Refinery PLC             211,920        26,329
                                                     ------------      Dart Group PLC                           5,502         4,258
  UNITED ARAB EMIRATES -- 0.3%                                         Delta PLC                               87,839       253,594
    Aabar Investments PJSC*                  76,000        48,418      Diageo PLC                               8,822       148,064
    Abu Dhabi Commercial Bank                60,000        33,814      Drax Group PLC                           8,136        46,126
    Abu Dhabi National Hotels                86,800       101,617      DS Smith PLC                            33,297        68,112
    Air Arabia                              591,400       157,793      easyJet PLC*                             7,181        50,007
    Aldar Properties PJSC*                   61,000        76,561      Eurasian Natural Resources Corp.        15,500       280,373
    Amlak Finance PJSC*                      50,900        12,999      Fiberweb PLC                            23,108        18,059
    Dana Gas PJSC*                          427,000       103,466      GlaxoSmithKline PLC                     78,100     1,499,826
    DP World, Ltd.                          343,400       176,851      GlaxoSmithKline PLC - ADR                  183         7,049
    Dubai Financial Market                   34,800        18,002      Hammerson PLC                           15,382        91,828
    Dubai Investments PJSC                  132,732        36,860      HFC Bank Ghana, Ltd.                   243,750       115,463
    Dubai Islamic Bank PJSC                  62,427        46,230      Hogg Robinson Group PLC                  6,272         2,998
    Emaar Properties PJSC*                  193,400       210,618      Home Retail Group PLC                   39,704       163,279
    Emirates NBD PJSC                        52,030        43,630      HSBC Holdings PLC                      258,862     2,624,053
    First Gulf Bank PJSC                      9,400        46,066      Imperial Tobacco Group PLC              59,085     1,802,192
    Gulf Cement Co.                          65,000        36,986      International Power PLC                112,335       543,622
    National Bank of Abu Dhabi PJSC          37,620       122,908      Invensys PLC                             7,598        39,282
    RAK Properties                          150,000        22,461      Investec PLC (Johannesburg
    Tabreed*                                180,472        24,076        Exchange)                             54,557       445,294
    Union National Bank/Abu Dhabi*           39,600        37,627      J Sainsbury PLC                        131,469       653,574
    Union Properties PJSC*                   65,340         9,072      Kazakhmys PLC*                          30,431       705,152
                                                     ------------      Kingfisher PLC                         102,026       331,943
  TOTAL UNITED ARAB EMIRATES                            1,366,055      Land Securities Group PLC                8,007        82,381
                                                     ------------      Lavendon Group PLC                       3,518         4,084
  UNITED KINGDOM -- 7.9%                                               Legal & General Group PLC               68,684        91,773
    3i Group PLC                             10,555        46,642      Liberty International PLC                6,786        51,849
    Amlin PLC                                16,108        94,867      Lloyds Banking Group PLC*              679,524       647,269
    Anglo American PLC (London                                         Lonmin PLC*                              3,518       108,800
      Exchange)*                              7,891       344,149      Man Group PLC                           32,182       117,939
    Anite PLC                                15,823         7,864      Marks & Spencer Group PLC                8,579        48,182
    Antofagasta PLC (Johannesburg                                      Mondi PLC                                5,165        36,376
      Exchange)                              26,537       418,806      National Grid PLC                        5,365        52,227
    ARM Holdings PLC                         12,615        45,618      Next PLC                                 1,161        38,126
    Associated British Foods PLC             14,885       221,023      Old Mutual PLC*                        306,405       569,587
    AstraZeneca PLC                          37,409     1,668,413      Pearson PLC                              4,379        68,843
    Aviva PLC                               126,284       738,372      Pearson PLC - ADR                       21,390       335,609
    BAE Systems PLC                          66,795       376,354      Peter Hambro Mining PLC                  2,356        42,545
    Barclays PLC                            229,156     1,252,920      Prudential PLC                          17,420       144,730
    BG Group PLC                             11,412       197,508      Reckitt Benckiser Group PLC              9,320       511,555
    BHP Billiton PLC                         28,852       989,492      Rexam PLC                               33,951       150,905
    BP PLC                                  299,311     2,831,504      Rio Tinto PLC                           14,470       857,467
    BP PLC - ADR                              5,586       318,793      Rolls-Royce Group PLC*                  15,232       137,647
    Braemar Shipping Services PLC             1,198         8,126      Royal Bank of Scotland Group PLC*      518,797       346,400
    British Airways PLC*                     20,841        76,852      RPC Group PLC                            5,700        22,489
    British Land Co. PLC                      8,487        61,961      RSA Insurance Group PLC                 76,742       148,481
    British Polythene Industries                                       SABMiller PLC                            5,282       154,858
      PLC                                     2,205         8,432
    BT Group PLC                             39,268        73,831
    Burberry Group PLC                        2,781        30,153
    Cairn Energy PLC*                         6,972        44,119
    Cape PLC*                                 1,753         6,078



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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Schroders PLC                               901  $     19,237      Vanguard International
    Scott Wilson Group PLC                    9,500        12,830        Explorer Fund                      1,331,423  $ 19,119,231
    Segro PLC                                 8,032        38,955                                                      ------------
    Senior PLC                               82,070       137,493    TOTAL EXCHANGE-TRADED FUNDS
    Severfield-Rowen PLC                     18,831        56,295      (Cost $44,999,168)                                48,189,509
    Severn Trent PLC                            350         6,347                                                      ------------
    Shire PLC                                 1,885        41,591  PREFERRED STOCK -- 2.2%
    Smith & Nephew PLC                        1,511        15,053    BRAZIL -- 1.9%
    Smiths Group PLC - Class B                2,496        43,028      AES Tiete SA, 11.34%                     3,080        33,634
    Standard Chartered PLC                   13,009       354,847      Banco Bradesco SA, 0.59%                59,320     1,086,102
    Standard Life PLC                       102,201       310,645      Banco Itau Holding Financeira
    Talk Talk Telecom Group PLC*             15,741        30,814        SA, 0.44%                             47,224     1,034,045
    Tesco PLC                                33,560       221,762      Bradespar SA, 0.59%                      4,600       112,779
    The Davis Service Group PLC              25,659       164,666      Brasil Telecom SA, 1.14%                11,831        76,041
    The Sage Group PLC                       10,061        36,505      Braskem SA - Class A, 0.00%*             3,300        24,123
    The Vitec Group PLC                       7,179        44,121      Centrais Eletricas Brasileiras
    Thomas Cook Group PLC                   164,443       673,264        SA - Class B, 6.72%                    1,568        28,215
    Travis Perkins PLC*                       3,143        39,038      Cia Brasileira de Distribuicao
    United Utilities Group PLC               19,814       168,078        Grupo Pao de Acucar - Class
    Vedanta Resources PLC                     1,606        67,654        B, 0.00%*                                 78         2,607
    Vodafone Group PLC                      590,505     1,362,056      Cia Brasileira de Distribuicao
    Vodafone Group PLC - ADR                131,509     3,062,845        Grupo Pao de Acucar, 0.64%             3,785       126,545
    Whitbread PLC                             5,203       116,380      Cia de Bebidas das Americas,
    WM Morrison Supermarkets PLC            188,794       840,861        0.64%                                  2,507       230,365
    Wolseley PLC*                             6,956       168,047      Cia Energetica de Minas Gerais,
    WPP PLC                                  33,443       346,620        2.93%                                  3,826        63,274
    Xstrata PLC*                             93,076     1,763,413      Cia Energetica de Sao Paulo,
                                                     ------------        0.95%                                  4,100        55,908
  TOTAL UNITED KINGDOM                                 35,431,809      Cia Vale do Rio Doce - Class A,
                                                     ------------        3.37%                                107,019     2,969,825
  UNITED STATES -- 0.2%                                                Confab Industrial SA, 3.74%             26,459        69,631
    Gerdau Ameristeel Corp.                   1,844        14,438      Eletropaulo Metropolitana
    Gerdau Ameristeel Corp.                                              Eletricidade de Sao Paulo SA,
      (Toronto Exchange)*                    21,604       170,169        5.41%                                  9,260       202,868
    Kraft Foods, Inc. - Class A                  --            --      Fertilizantes Fosfatados SA, 2.48%       4,400        41,641
    Rosneft Oil Co. GDR                      29,849       237,598      Gerdau SA, 0.74%                         6,900       112,365
    SPDR Gold Trust*                          2,365       257,667      Gol Linhas Aereas Inteligentes
    Thomson Reuters Corp.                       969        35,175        SA, 3.03%                              1,000        12,393
                                                     ------------      Investimentos Itau SA, 0.62%            37,541       257,120
  TOTAL UNITED STATES                                     715,047      Lojas Americanas SA, 0.35%              17,100       127,407
                                                     ------------      Marcopolo SA, 1.47%                      7,900        35,539
  VIETNAM -- 0.2%                                                      Metalurgica Gerdau SA, 1.49%             3,600        72,978
    Dragon Capital - Vietnam Enterprise                                Net Servicos de Comunicacao SA,
      Investments, Ltd.*                    458,445       825,201        0.00%*                                 3,000        38,800
                                                     ------------      Petroleo Brasileiro SA, 1.07%           59,428     1,177,632
  TOTAL VIETNAM                                           825,201      Tam SA, 0.00%*                           1,300        22,208
                                                     ------------      Telecomunicacoes de Sao Paulo
  TOTAL COMMON STOCK                                                     SA, 4.46%                                900        19,550
    (Cost $322,505,254)                               374,920,161      Telemar Norte Leste SA - Class
                                                     ------------        A, 7.43%                               1,100        31,206
EXCHANGE-TRADED FUNDS -- 10.8%                                         Tim Participacoes SA, 2.84%             10,000        27,666
    iShares DJ Euro STOXX 50                 10,205       404,958      Ultrapar Participacoes SA, 2.73%         2,400       114,673
    iShares MSCI EAFE Index Fund              2,600       145,600      Usinas Siderurgicas de Minas
    iShares MSCI EAFE Small Cap                                          Gerais SA - Class A, 1.26%             3,150       108,457
      Index Fund                            184,000     6,881,600      Vivo Participacoes SA, 1.76%             2,200        59,678
    iShares MSCI India Index Fund*           72,800       519,792                                                      ------------
    Market Vectors - Gold Miners ETF          4,804       213,346    TOTAL BRAZIL                                         8,375,275
    MFS International New Discovery                                                                                    ------------
      Fund                                1,001,886    19,386,502    CHILE -- 0.0%
    Vanguard Emerging Markets Fund ETF       36,000     1,518,480      Embotelladora Andina SA - Class
                                                                         B, 2.42%                              12,700        43,322
                                                                       Embotelladora Andina SA, 2.58%          17,190        49,465



                                                                 23
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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Sociedad Quimica y Minera de                                     MOROCCO -- 0.0%
      Chile SA B, 3.94%                       3,000  $    112,110      Douja Promotion Groupe Addoha SA*        6,000  $     81,093
                                                     ------------      Lafarge Ciments                            110        61,604
  TOTAL CHILE                                             204,897                                                      ------------
                                                     ------------    TOTAL MOROCCO                                          142,697
  CROATIA -- 0.0%                                                                                                      ------------
    Adris Grupa DD, 2.22%                     1,219        66,195    PAKISTAN -- 0.0%
                                                     ------------      Nishat Mills, Ltd.                      54,450        10,579
  TOTAL CROATIA                                            66,195                                                      ------------
                                                     ------------    TOTAL PAKISTAN                                          10,579
  GERMANY -- 0.2%                                                                                                      ------------
    Dyckerhoff AG, 5.13%                        356        21,926    POLAND -- 0.0%
    Fresenius SE AG, 1.98%                    1,820       137,413      Asseco Poland SA*                        6,260            --
    Henkel AG & KGaA-Vorzug, 2.28%            2,512       135,239                                                      ------------
    Jungheinrich AG, 5.91%                    4,647       108,395    TOTAL POLAND                                                --
    Porsche Automobil Holding SE AG,                                                                                   ------------
       1.44%                                  3,509       214,153    TOTAL RIGHTS
    Volkswagen AG, 3.74%                      1,743       159,850      (Cost $173,070)                                      164,053
                                                     ------------                                                      ------------
  TOTAL GERMANY                                           776,976  CALL WARRANTS -- 1.5%
                                                     ------------      Citigroup Global Markets
  RUSSIA -- 0.1%                                                         Holdings, Inc - Gulf Bank
    Sberbank of Russian Federation-                                      Exp.10/06/10*                         65,000        82,713
      Class S, 3.02%                         91,150       207,073      Citigroup Global Markets
    Transneft, 1.54%                             25        29,000        Holdings, Inc - Kuwait
                                                     ------------        Food Co. Exp. 11/16/10*               10,000        55,454
  TOTAL RUSSIA                                            236,073      Citigroup Global Markets
                                                     ------------        Holdings, Inc - Kuwait
  SOUTH KOREA -- 0.0%                                                    Real Estate Co. Exp.
    Hyundai Motor Co., Ltd., 3.04%            1,490        55,244        11/16/10*                            120,000        33,272
    Samsung Electronics Co., Ltd., 1.27%        180        85,589      Citigroup Global Markets
                                                     ------------        Holdings, Inc - Mena
  TOTAL SOUTH KOREA                                       140,833        Holdings Exp. 11/16/10*               35,000        35,178
                                                     ------------      Citigroup Global Markets
  THAILAND -- 0.0%                                                       Holdings, Inc - National
    Siam Commercial Bank PCL, 5.25%          16,600        47,359        Real Estate  Bank for
                                                     ------------        Development*                          40,000        28,558
  TOTAL THAILAND                                           47,359      Citigroup Global Markets
                                                     ------------        Holdings, Inc. - Boubyan
  TOTAL PREFERRED STOCK                                                  Bank K.S.C. Exp. 10/06/10*            20,000        36,010
    (Cost $6,796,342)                                   9,847,608      Citigroup Global Markets
                                                     ------------        Holdings, Inc. -
RIGHTS -- 0.0%                                                           Commercial Bank of Kuwait
  BRAZIL -- 0.0%                                                         Exp. 02/25/11*                        10,000        32,639
    Braskem SA*                               1,360             8      Citigroup Global Markets
    Gol LInhas Aereas                                                    Holdings, Inc. - Kuwait
      Inteligentes SA*                           29            --        Finance House Exp.
                                                     ------------        01/14/10*                             37,500       145,833
  TOTAL BRAZIL                                                  8      Citigroup Global Markets
                                                     ------------        Holdings, Inc. - Kuwait
  CHILE -- 0.0%                                                          Projects Co. Holdings Exp.
    Compania SudAmericana de                                             01/14/11*                             35,000        61,979
      Vapores SA*                            17,192             1      Citigroup Global Markets
                                                     ------------        Holdings, Inc. - Mobile
  TOTAL CHILE                                                   1        Telecommunication Co. Exp.
                                                     ------------        09/21/10*                             77,500       365,972
  GERMANY -- 0.0%                                                      Citigroup Global Markets
    Volkswagen AG*                            2,976         1,849        Holdings, Inc. - National
                                                     ------------        Bank of Kuwait Exp.
  TOTAL GERMANY                                             1,849        10/15/10*                             40,000       163,889
                                                     ------------      Citigroup Global Markets
  GHANA -- 0.0%                                                          Holdings, Inc. - National
    Aluworks Ghana, Ltd.                    417,600         8,641        Industries Group Holdings
                                                     ------------        Exp. 01/14/10*                       135,000       180,469
  TOTAL GHANA                                               8,641      Citigroup Global Markets
                                                     ------------        Holdings, Inc. - National
  ITALY -- 0.0%                                                          Investment Co. Exp.
    UniCredit SPA*                            4,794           278        10/06/10*                             30,000        44,925
                                                     ------------
  TOTAL ITALY                                                 278
                                                     ------------
  LITHUANIA -- 0.0%
    Bankas Snoras AB                         30,780            --
                                                     ------------
  TOTAL LITHUANIA                                              --
                                                     ------------


                                                                 24
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

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Citigroup Global Markets Holdings,                                 Merrill Lynch Int'l. & Co. -
      Inc. - Public Warehousing Co.                                      CW10 Bharat Petroleum
      Exp. 03/17/11*                         15,000  $     30,729        Corp., Ltd., Exp. 09/02/10*            5,100  $     58,935
    Citigroup Global Markets Holdings,                                 Merrill Lynch Int'l. & Co. -
      Inc. - Sultan Center Food                                          CW10 Crompton Greaves,
      Products Exp. 03/12/11*                60,000        41,666        Ltd., Exp. 07/27/10*                   9,625        56,026
    Citigroup Global Markets Holdings,                                 Merrill Lynch Int'l. & Co. -
      Inc.- Al Safwa Group Co. Exp.                                      CW10 HCL Technologies,
      11/16/10*                             280,000        54,345        Ltd., Exp. 09/01/10*                   8,500        67,955
    Citigroup Global Markets Holdings,                                 Merrill Lynch Int'l. & Co. -
      Inc.- Boubyan Petrochemicals Exp.                                  CW10 HDFC Bank, Ltd. -
      10/06/10*                              80,000       153,760        ADR, Exp. 12/30/10*                    2,551       110,024
    Citigroup Global Markets Holdings,                                 Merrill Lynch Int'l. & Co. -
      Inc.- Gulf Cable and Electrical                                    CW10 Hindustan Unilever,
      Industries Co.*                        12,500        77,115        Ltd., Exp. 12/30/10*                  14,000        74,809
    Khon Kaen Sugar Industry PCL                                       Merrill Lynch Int'l. & Co. -
      - CW13 Exp. 3/15/13*                   12,710           550        CW10 Infrastructure
    Mediobanca SPA - CW11 Exp.                                           Development Finance Co.,
      03/18/11*                               2,495           315        Ltd., Exp. 08/12/10*                  25,900        92,987
    Merrill Lynch Int'l & Co. -                                        Merrill Lynch Int'l. & Co. -
      CW15 Axis Bank, Ltd. 144A                                          CW10 Jaiprakash
      Exp. 03/16/15*@                         2,760        71,989        Associates, Ltd., 144A
    Merrill Lynch Int'l & Co. -                                          Exp. 07/01/10*@                       32,100       107,084
      CW10 Burgan Bank, Exp. 12/06/10*       30,000        38,541      Merrill Lynch Int'l. & Co. -
    Merrill Lynch Int'l & Co. -                                          CW10 Nestle India, Ltd.,
      CW12 ABB Ltd. India, 144A                                          Exp. 09/30/10*                         1,500        89,358
      Exp. 06/27/12*@                         2,560        47,188      Merrill Lynch Int'l. & Co. -
    Merrill Lynch Int'l & Co. -                                          CW10 Ranbaxy Laboratories,
      CW13 Divi's Labatories,                                            Ltd., 144A  Exp. 11/08/10*@            8,900        94,112
      Ltd., 144A  Exp. 05/22/13*@                80         1,210      Merrill Lynch Int'l. & Co. -
    Merrill Lynch Int'l & Co. -                                          CW10 Suzlon Energy, Ltd.,
      CW14 NTPC, Ltd., 144A Exp.                                         Exp. 09/16/10*                        10,500        16,829
      10/06/14*@                             22,673       104,818      Merrill Lynch Int'l. & Co. -
    Merrill Lynch Int'l & Co. -                                          CW10 Tata Power Co., Ltd.,
      CW14 Reliance Industries,                                          Exp. 09/30/10*                         4,040       123,791
      Ltd., 144A  Exp. 06/23/14*@             2,886        69,169      Merrill Lynch Int'l. & Co. - CW10
    Merrill Lynch Int'l & Co.-                                           Unitech, Ltd., Exp. 07/12/10*         10,200        16,746
      CW15 Container Corporation                                       Merrill Lynch Int'l. & Co. -
      of India, Ltd. 144A  Exp.                                          CW11 Adani Enterprises,
      02/02/15*@                              2,800        81,211        Ltd., 144A  Exp. 09/06/11*@            4,400        46,100
    Merrill Lynch Int'l & Co.-                                         Merrill Lynch Int'l. & Co. -
      CW15 EIH, Ltd. 144A                                                CW11 Bharti Airtel, Ltd.,
      Exp.02/02/15*@                          5,409        14,611        144A Exp. 03/17/11*@                  34,096       237,714
    Merrill Lynch Int'l. & Co. -                                       Merrill Lynch Int'l. & Co. -
      CW10 Aditya Birla Nuvo,                                            CW11 Cairn India, Ltd.,
      Ltd., Exp. 06/28/10*                    1,600        32,346        144A Exp. 12/27/11*@                  12,470        85,020
    Merrill Lynch Int'l. & Co. -                                       Merrill Lynch Int'l. & Co. -
      CW10 Ambuja Cements, Ltd.,                                         CW11 Cipla, Ltd./India,
      Exp. 06/23/10*                         26,400        70,579        144A Exp. 08/16/11*@                   6,800        51,322
    Merrill Lynch Int'l. & Co. -                                       Merrill Lynch Int'l. & Co. -
      CW10 Apollo Hospitals                                              CW11 Dr. Reddy's Laboratories,
      Enterprise, Ltd., Exp. 07/21/10*          224         3,723        Ltd., Exp. 01/03/11*                   4,500       127,978
    Merrill Lynch Int'l. & Co. -                                       Merrill Lynch Int'l. & Co. -
      CW10 Asian Paints, Ltd.,                                           CW11 Grasim Industries,
      Exp. 08/17/10*                          1,300        59,123        Ltd., 144A  Exp. 05/02/11*@            1,400        87,905
    Merrill Lynch Int'l. & Co. -                                       Merrill Lynch Int'l. & Co. -
      CW10 Bharat Heavy                                                  CW11 Hero Honda Motors,
      Electricals, Ltd., Exp. 09/01/10*       3,394       180,992        Ltd., 144A Exp. 05/02/11*@             1,400        60,722
                                                                       Merrill Lynch Int'l. & Co. -
                                                                         CW11 Housing Development
                                                                         Finance Corp., Exp. 01/18/11*          4,560       276,387



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
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE                                              SHARES         VALUE
                                          ------         -----                                              ------         -----
    Merrill Lynch Int'l. & Co. -                                       Merrill Lynch Int'l. & Co. -
      CW11 Indian Oil Corp.,                                             CW13 Jindal Steel & Power,
      Ltd., 144A  Exp. 08/25/11*@             9,200  $     60,694        Ltd., 144A Exp. 01/30/13*@             10,800  $    169,384
    Merrill Lynch Int'l. & Co. -                                       Merrill Lynch Int'l. & Co. -
      CW11 Mahindra & Mahindra,                                          CW13 Piramal Healthcare,
      Ltd., 144A Exp. 05/03/11*@              5,900       142,492        Ltd., 144A  Exp. 02/05/13*@             6,060        57,417
    Merrill Lynch Int'l. & Co. -                                       Merrill Lynch Int'l. & Co. -
      CW11 Maruti Suzuki India,                                          CW14 Larsen & Toubro,
      Ltd., Exp. 06/13/11*                    3,700       117,029        Ltd., Exp. 06/10/14*                    7,200       261,203
    Merrill Lynch Int'l. & Co. -                                       Merrill Lynch Int'l. & Co. -
      CW11 Reliance Capital,                                             CW14 Oil & Natural Gas
      Ltd., 144A Exp. 09/20/11*@              3,100        52,281        Corp., Ltd., Exp. 02/18/14*             4,257       104,312
    Merrill Lynch Int'l. & Co. -                                       Merrill Lynch Int'l. & Co. -
      CW11 Reliance Communications,                                      CW14 Tata Consultancy
      Ltd., Exp. 01/25/11*                   20,229        76,688        Services, Ltd., 144A Exp.
    Merrill Lynch Int'l. & Co. -                                         08/06/14*@                              5,840       101,715
      CW11 Reliance Natural                                            Merrill Lynch Int'l.& Co. -
      Resources, Ltd., Exp. 01/25/11*        42,400        58,876        CW11 ACC, Ltd., 144A Exp.
    Merrill Lynch Int'l. & Co. -                                         07/12/11*@                              2,900        61,522
      CW11 Siemens India, Ltd.,                                        Merrill Lynch Int'l.& Co. -
      144A Exp. 12/13/11*@                    3,800        62,739        CW14 Sesa Goa, Ltd. Exp.
    Merrill Lynch Int'l. & Co. -                                         12/04/14*                              14,000       147,120
      CW11 Sterlite Industries                                         Merrill Lynch Int'l.& Co. -
      India, Ltd., Exp. 03/24/11*             6,300       119,444        CW14 Steel Authority of
    Merrill Lynch Int'l. & Co. -                                         India, Ltd., 144A Exp.
      CW11 Tata Steel, Ltd.,                                             03/25/14*@                              9,100        51,113
      144A Exp. 10/18/11*@                   10,950       154,382      Merrill Lynch Int'l.& Co. -
    Merrill Lynch Int'l. & Co. -                                         CW15 Sun Pharmaceuticals
      CW11 United Spirits, Ltd.,                                         Industries, Ltd. 144A Exp.
      144A  Exp. 10/05/11*@                   2,200        64,847        02/02/15*@                              2,400        95,936
    Merrill Lynch Int'l. & Co. -                                                                                        ------------
      CW12 Colgate Palmolive                                         TOTAL CALL WARRANTS
      India, Ltd., 144A Exp. 10/25/12*@       5,200        78,331      (Cost $6,311,547)                                   6,722,719
    Merrill Lynch Int'l. & Co. -                                                                                        ------------
      CW12 DLF, Ltd., Exp. 06/21/12*          4,300        29,629  CERTIFICATES -- 0.2%
    Merrill Lynch Int'l. & Co. -                                     SAUDI ARABIA -- 0.2%
      CW12 Essar Oil, Ltd., 144A                                       HSBC Bank PLC - Al Rajhi
      Exp. 07/20/12*@                        21,430        66,063        Bank, Exp. 04/30/12                     3,500        79,679
    Merrill Lynch Int'l. & Co. -                                       HSBC Bank PLC - Alinma Bank,
      CW12 Idea Cellular, Ltd.,                                          Exp. 06/04/12                          10,150        34,846
      144A Exp. 03/05/12*@                   57,200        83,574      HSBC Bank PLC - Almari Co.,
    Merrill Lynch Int'l. & Co. -                                         Ltd., Exp. 03/27/12                       800        41,144
      CW12 Kotak Mahindra Bank,                                        HSBC Bank PLC - Arab National
      Ltd., 144A Exp. 04/20/12*@              4,200        70,092        Bank, Exp. 06/04/12                     3,000        36,598
    Merrill Lynch Int'l. & Co. -                                       HSBC Bank PLC - Banque Saudi
      CW12 Mundra Port and                                               Fransi, Exp. 04/30/12                   3,300        41,226
      Special Economic Zone,                                           HSBC Bank PLC - Ethad
      Ltd., Exp. 11/23/12*                    4,200        73,975        Etisalat Co., Exp. 04/02/12             4,700        63,133
    Merrill Lynch Int'l. & Co. -                                       HSBC Bank PLC - Jarir
      CW12 Power Grid Corp of                                            Marketing Co., Exp. 06/04/12            1,000        38,998
      India, Ltd., Exp. 09/27/12*            24,600        58,797      HSBC Bank PLC - National
    Merrill Lynch Int'l. & Co. -                                         Industrialization Co.,
      CW12 Punj Lloyd, Ltd.,                                             Exp. 05/14/12                           6,200        50,837
      144A  Exp. 06/25/12*@                   4,400        17,412      HSBC Bank PLC - Riyad Bank,
    Merrill Lynch Int'l. & Co. -                                         Exp. 06/11/12                           8,600        69,828
      CW13 Indiabulls Securities, Ltd.,                                HSBC Bank PLC - Saudi Arabian
      144A Exp. 01/08/13*@                    4,800         2,977        Fertilizer Co., Exp. 06/04/12           1,100        43,008
                                                                       HSBC Bank PLC - Saudi Basic
                                                                         Industries Corp., Exp. 03/26/12         3,800       100,948
                                                                       HSBC Bank PLC - Saudi
                                                                         Electricity Co., Exp. 06/25/12         14,000        46,758



                                                                 26

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT/       MARKET
                                          SHARES         VALUE
                                          ------         -----
    HSBC Bank PLC - Saudi Ind
      Investment Group., Exp. 06/11/12        5,750  $     33,540
    HSBC Bank PLC - Saudi Kayan
      Petrochemical Co., Exp. 06/04/12        9,000        46,138
    HSBC Bank PLC - Saudi Telecom
     Co., Exp. 05/21/12                       3,600        45,550
    HSBC Bank PLC - Savola, Exp.
      04/20/12                                8,300        78,459
                                                     ------------
  TOTAL SAUDI ARABIA                                      850,690
                                                     ------------
  TOTAL CERTIFICATES
    (Cost $748,961)                                       850,690
                                                     ------------
CORPORATE BONDS -- 0.0%
  OMAN -- 0.0%
    Bank Muscat SAOG Cv., 7.%,
      04/20/14                         $      1,419            35
                                                     ------------
  TOTAL OMAN                                                   35
                                                     ------------
SHORT TERM INVESTMENTS -- 0.5%
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series
      (Cost $2,131,214)                   2,131,214     2,131,214
                                                     ------------
TOTAL INVESTMENTS -- 99.2%
    (Cost $383,666,315)+                             $442,825,989
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%           3,424,234
                                                     ------------
NET ASSETS -- 100.0%                                 $446,250,223
                                                     ============

*    Non-income producing security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

+    The cost for Federal income tax purposes is $400,649,389. At
     March 31, 2010 net unrealized appreciation was $42,176,600.
     This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $66,310,780, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $24,134,180.

(1)  Illiquid security.

ADR - American Depository Receipt
GDR - Global Depository Receipt
PLC - Public Limited Company



                                                                 27

             At March 31, 2010, the Multi Manager International Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                                               NET UNREALIZED
                                                                          CONTRACT         VALUE AT             APPRECIATION
                SETTLEMENT DATE               CURRENCY BOUGHT              AMOUNT       MARCH 31, 2010         (DEPRECIATION)
            -----------------------   -------------------------------   ------------   ----------------   -----------------------
            June 2010                 376,580 EURO                      $    504,600   $        508,651   $                 4,051
            June 2010                 88,778,395 Japanese Yen                984,239            950,021                   (34,218)
                                                                                                          -----------------------
                                                                                                                          (30,167)
                                                                                                          =======================

                                                                                                               NET UNREALIZED
                                                                          CONTRACT         VALUE AT             APPRECIATION
                SETTLEMENT DATE               CURRENCY SOLD                AMOUNT       MARCH 31, 2010         (DEPRECIATION)
            -----------------------   -------------------------------   ------------   ----------------   -----------------------
            June 2010                 6,660,579 Czechoslovakia Koruna   $    355,634   $        353,840   $                 1,794
            June 2010                 2,777,762 EURO                       3,788,033          3,751,957                    36,076
            June 2010                 24,912,295 Japanese Yen                268,428            266,588                     1,840
                                                                                                          -----------------------
                                                                                                                           39,710
                                                                                                          =======================

            At March 31, 2010, the Multi Manager International Fund had open financial futures contracts as follows:

NUMBER OF                                        EXPIRATION               Contract         VALUE AT       UNREALIZED APPRECIATION
CONTRACTS       CONTRACTS TO BUY                    DATE                   AMOUNT       MARCH 31, 2010         (DEPRECIATION)
---------   -----------------------   -------------------------------   ------------   ----------------   -----------------------
    3       DJ EURO STOXX 50                     June 2010              $    114,154   $        115,522   $                 1,368
                                                                                                          =======================

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010:

                                                                                                     LEVEL 2 -         LEVEL 3 -
                                                                 TOTAL VALUE AT                     SIGNIFICANT       SIGNIFICANT
                                                                   MARCH 31,        LEVEL 1 -        OBSERVABLE       UNOBSERVABLE
                                                                      2010        QUOTED PRICES        INPUTS            INPUTS
                                                                --------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Common Stocks                                                   $   374,920,161  $   374,758,598  $       161,563  $              --
Exchange-Traded Funds                                                48,189,509       48,189,509               --                 --
Preferred Stocks                                                      9,847,608        9,847,608               --                 --
Rights                                                                  164,053          144,833           19,220                 --
Call Warrants                                                         6,722,719          699,480        6,023,239                 --
Certificates                                                            850,690          850,690               --                 --
Corporate Bonds                                                              35               35               --                 --
Short Term Investments                                                2,131,214        2,131,214               --                 --
                                                                --------------------------------------------------------------------
Total                                                           $   442,825,989  $   436,621,967  $     6,204,022  $              --
                                                                --------------------------------------------------------------------
Other financial instruments*                                    $        10,911  $         1,368  $         9,543  $              --
                                                                --------------------------------------------------------------------

*Other financial instruments are forward foreign currency contracts, swaps, options written, and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

FASB "Derivatives and Hedging" includes required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB
"Guarantees" requires additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Notes to the Schedules of Investments.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MULTI-MANAGER REAL ASSET FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)
 (Showing Percentage of Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT/       MARKET                                             PRINCIPAL
                                          SHARES         VALUE                                              AMOUNT         VALUE
                                          ------         -----                                              ------         -----
INFLATION-LINKED & FIXED INCOME SECURITIES -- 39.9%                      U.S. Treasury Inflation
CORPORATE BONDS -- 2.0%                                                    Indexed Bonds,
      American International Group,                                      1.63%, 01/15/18                 $1,800,000    $  1,904,482
        Inc.,                                                            U.S. Treasury Inflation
      5.85%, 01/16/18                  $    800,000  $    743,333          Indexed Bonds,
      Countrywide Financial Corp.,                                       2.13%, 01/15/19                  1,010,000       1,073,627
      5.80%, 06/07/12                       200,000       212,601        U.S. Treasury Inflation
      Dexia Credit Local S.A., 144A@,                                      Indexed Bonds,
      0.65%, 03/05/13                     2,700,000     2,702,068        1.38%, 01/15/20                  1,500,000       1,473,071
      GMAC, Inc.,                                                        U.S. Treasury Inflation
      7.25%, 03/02/11                       800,000       814,000          Indexed Bonds,
      Merrill Lynch & Co., Inc.,                                         2.38%, 01/15/27                  1,900,000       2,127,421
      0.94%, 06/29/12                       200,000       259,908        U.S. Treasury Inflation
      Merrill Lynch & Co., Inc.,                                           Indexed Bonds,
      1.39%, 09/27/12                       700,000       920,525        1.75%, 01/15/28                    278,000         272,169
      Royal Bank of Scotland (The),                                      U.S. Treasury Inflation
      4.88%, 03/16/15                       300,000       300,252          Indexed Bonds,
      SLM Corp.,                                                         2.50%, 01/15/29                    148,000         157,872
      3.13%, 09/17/12                       400,000       510,549        U.S. Treasury Inflation
      UBS AG,                                                              Indexed Bonds,
      1.35%, 02/23/12                       600,000       602,854        3.38%, 04/15/32                    504,000         746,029
                                                     ------------        U.S. Treasury Inflation
                                                        7,066,090          Indexed Bonds,
                                                     ------------        2.13%, 02/15/40                    300,000         298,118
  TOTAL CORPORATE BONDS                                                  U.S. Treasury Inflation
    (Cost $6,913,411)                                   7,066,090          Indexed Notes,
                                                     ------------        0.88%, 04/15/10                  1,200,000       1,372,725
EXCHANGE-TRADED FUNDS -- 0.4%                                            U.S. Treasury Inflation
      iShares Barclays U.S. Treasury                                       Indexed Notes,
        Inflation                                                        3.00%, 07/15/12                    777,000       1,008,572
      Protected Securities Index                                         U.S. Treasury Inflation
        Fund,                                                              Indexed Notes,
      (Cost $1,566,459)                      15,070     1,565,924        1.88%, 07/15/13                  4,078,000       5,089,941
                                                     ------------        U.S. Treasury Inflation
VARIABLE RATE DEMAND NOTES++ -- 0.9%                                       Indexed Notes,
      Metropolitan Life Global                                           2.00%, 01/15/14                    930,000       1,157,889
        Funding I, 144A@,                                                U.S. Treasury Inflation
      2.15%, 06/10/11                  $  1,100,000     1,118,093          Indexed Notes,
      Morgan Stanley,                                                    2.00%, 07/15/14                  1,530,000       1,870,878
      2.35%, 05/14/10                     1,300,000     1,302,796        U.S. Treasury Inflation
      Swedbank AB, 144A@,                                                  Indexed Notes,
      0.70%, 01/14/13                       800,000       797,795        1.88%, 07/15/15                  4,700,000       5,540,400
                                                     ------------        U.S. Treasury Inflation
                                                        3,218,684          Indexed Notes,
                                                     ------------        2.50%, 07/15/16                    580,000         679,811
  TOTAL VARIABLE RATE DEMAND NOTES                                       U.S. Treasury Inflation
    (Cost $3,196,370)                                   3,218,684          Indexed Notes,
                                                     ------------        2.63%, 07/15/17                  1,985,000       2,280,663
U.S. GOVERNMENT INFLATION-LINKED SECURITIES --                           U.S. Treasury Inflation
  13.0%                                                                    Indexed Notes,
      U.S. Treasury Inflation Indexed                                    2.38%, 01/15/25                  1,623,000       1,952,826
        Bonds,                                                           U.S. Treasury Inflation
      3.38%, 01/15/12                     1,062,000     1,386,854          Indexed Notes,
      U.S. Treasury Inflation Indexed                                    2.00%, 01/15/26                  3,026,000       3,285,983
        Bonds,                                                           U.S. Treasury Inflation
      2.00%, 04/15/12                       542,000       606,102          Indexed Notes,
      U.S. Treasury Inflation Indexed                                    3.63%, 04/15/28                    384,000         627,125
        Bonds,                                                           U.S. Treasury Inflation
      0.63%, 04/15/13                       576,000       601,782          Indexed Notes,
      U.S. Treasury Inflation Indexed                                    3.88%, 04/15/29                  4,799,000       8,027,671
        Bonds,                                                                                                         ------------
      1.25%, 04/15/14                       240,000       253,959      TOTAL U.S. GOVERNMENT
      U.S. Treasury Inflation Indexed                                    INFLATION-LINKED SECURITIES
        Bonds,                                                           (Cost $43,156,599)                              45,659,811
      2.00%, 01/15/16                       808,000       935,787                                                      ------------
      U.S. Treasury Inflation Indexed                              FOREIGN GOVERNMENT INFLATION-LINKED
        Bonds,                                                       SECURITIES -- 22.9%
      2.38%, 01/15/17                       800,000       928,054      Australia Government Bond,
                                                                       4.00%, 08/20/20                      600,000 AUD     864,977
                                                                       Australia Government Bond,
                                                                       3.00%, 09/20/25                    4,400,000 AUD   4,169,208
                                                                       Brazil Notas do Tesouro Nacional
                                                                         Series B,
                                                                       6.00%, 05/15/17                    3,618,000 BRL   3,813,133
                                                                       Brazil Notas do Tesouro Nacional
                                                                         Series B,
                                                                       6.00%, 05/15/45                    1,508,000 BRL   1,573,524
                                                                       Brazil Notas do Tesouro Nacional
                                                                         Series F,
                                                                       10.00%, 01/01/17                   5,161,000 BRL   2,607,545
                                                                       Bundesobligation Inflation
                                                                         Linked,
                                                                       2.25%, 04/15/13                      500,000 EUR     763,851
                                                                       Bundesrepublik Deutschland,
                                                                       3.75%, 01/04/15                      300,000 EUR     435,154
                                                                       Canadian Government Bond,
                                                                       4.25%, 12/01/21                      900,000 CAD   1,614,974



                                                                  1

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MULTI-MANAGER REAL ASSET FUND
  INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          PRINCIPAL
                                        PRINCIPAL                                                           AMOUNT/        MARKET
                                         AMOUNT          VALUE                                              SHARES          VALUE
                                         ------          -----                                              ------          -----
    Canadian Government Bond,                                          U.K. Gilt Inflation Linked,
    3.00%, 12/01/36                      500,000 CAD $    720,967      2.50%, 07/26/16                      400,000 GBP $  1,830,944
    Canadian Government Bond,                                          U.K. Gilt Inflation Linked,
    2.00%, 12/01/41                    1,100,000 CAD    1,249,626      1.25%, 11/22/17                    2,500,000 GBP    4,517,854
    Deutsche Bundesrepublik                                            U.K. Gilt Inflation Linked,
      Inflation Linked,                                                2.50%, 04/16/20                      450,000 GBP    2,070,909
    1.50%, 04/15/16                      400,000 EUR      611,181      U.K. Gilt Inflation Linked,
    France Government Bond OAT,                                        1.88%, 11/22/22                      200,000 GBP      362,364
    3.00%, 07/25/12                      400,000 EUR      684,520      U.K. Gilt Inflation Linked,
    France Government Bond OAT,                                        2.50%, 07/17/24                      400,000 GBP    1,630,666
    2.50%, 07/25/13                    1,900,000 EUR    3,157,019      U.K. Gilt Inflation Linked,
    France Government Bond OAT,                                        1.25%, 11/22/27                      500,000 GBP      912,263
    1.60%, 07/25/15                      200,000 EUR      315,903      U.K. Gilt Inflation Linked,
    France Government Bond OAT,                                        4.13%, 07/22/30                      500,000 GBP    1,953,890
    1.00%, 07/25/17                    1,100,000 EUR    1,616,263      U.K. Gilt Inflation Linked,
    France Government Bond OAT,                                        1.13%, 11/22/37                      900,000 GBP    1,624,223
    2.25%, 07/25/20                      300,000 EUR      499,066      U.K. Gilt Inflation Linked,
    France Government Bond OAT,                                        0.75%, 11/22/47                      900,000 GBP    1,523,768
    3.40%, 07/25/29                      850,000 EUR    1,786,622                                                       ------------
    France Government Bond OAT,                                      TOTAL FOREIGN GOVERNMENT
    3.15%, 07/25/32                      400,000 EUR      798,378      INFLATION-LINKED SECURITIES
    France Government Bond OAT,                                        (Cost $73,977,418)                                 80,874,015
    1.80%, 07/25/40                    1,500,000 EUR    2,259,144                                                       ------------
    France Government Bond OAT,                                    ASSET-BACKED SECURITIES -- 0.7%
    1.80%, 07/25/40                      300,000 EUR      451,829        Ally Auto Receivables Trust,
    Italy Buoni Poliennali Del                                           1.32%, 06/15/11                  1,500,000        1,505,273
      Tesoro,                                                            WaMu Mortgage Pass Through
    2.15%, 09/15/14                      400,000 EUR      647,672          Certificates,
    Italy Buoni Poliennali Del                                           5.60%, 11/25/36                    694,339          526,421
      Tesoro,                                                            WaMu Mortgage Pass Through
    2.10%, 09/15/17                      800,000 EUR    1,212,146          Certificates,
    Italy Buoni Poliennali Del                                           5.31%, 03/25/37                    325,920          279,217
      Tesoro,                                                                                                           ------------
    2.35%, 09/15/19                    2,300,000 EUR    3,317,884    TOTAL ASSET-BACKED SECURITIES
    Italy Buoni Poliennali Del                                         (Cost $2,215,601)                                   2,310,911
      Tesoro,                                                                                                           ------------
    2.60%, 09/15/23                    2,500,000 EUR    3,729,872    TOTAL INFLATION-LINKED & FIXED
    Italy Buoni Poliennali Del                                         INCOME SECURITIES
      Tesoro,                                                          (Cost $131,025,858)                               140,695,435
    2.35%, 09/15/35                      200,000 EUR      311,714                                                       ------------
    Italy Buoni Poliennali Del                                     REAL ESTATE RELATED SECURITIES -- 29.3%
      Tesoro,                                                      COMMON STOCK -- 11.5%
    2.55%, 09/15/41                      300,000 EUR      422,732    DEPARTMENT STORES -- 0.4%
    Japanese Government CPI                                            Lifestyle International
      Linked Bond,                                                       Holdings, Ltd.                     694,400        1,253,887
    1.20%, 12/10/17                  280,000,000 JPY    2,884,923                                                       ------------
    Japanese Government CPI                                          DIVERSIFIED -- 0.1%
      Linked Bond,                                                     Shaftesbury PLC                       77,000          449,395
    1.40%, 03/10/18                  450,000,000 JPY    4,655,814                                                       ------------
    Mexican Bonos,                                                   DIVERSIFIED REAL ESTATE ACTIVITIES -- 6.3%
    8.50%, 12/13/18                   15,154,200 MXN    1,301,076      CapitaLand, Ltd.                     649,950        1,844,456
    Mexican Udibonos,                                                  City Developments, Ltd.              179,000        1,356,303
    3.50%, 12/14/17                    6,680,500 MXN    2,443,614      Daito Trust Construction Co.,
    Network Rail Infrastructure                                          Ltd.                                 4,801          231,602
      Finance PLC,                                                     Daiwa House Industry Co., Ltd.       132,500        1,495,213
    1.38%, 11/22/37                      320,000 GBP      577,127      Great Eagle Holdings, Ltd.            46,100          129,437
    New South Wales Treasury Corp.,                                    Hang Lung Group, Ltd.                 88,900          471,736
    3.75%, 11/20/20                      800,000 GBP      774,385      Hang Lung Properties, Ltd.           491,000        1,979,367
    Poland Government Bond,                                            Henderson Land Development Co.,
    3.00%, 08/24/16                    1,825,000 PLN      730,146        Ltd.                                79,900          562,904
    South Africa Government Bond,                                      Kerry Properties, Ltd.               408,200        2,189,720
    2.60%, 03/31/28                    5,860,000 ZAR      876,294      Lend Lease Corp., Ltd.*               46,300          367,939
    Sweden Government Bond,                                            Mitsubishi Estate Co., Ltd.          173,120        2,833,176
    3.50%, 12/01/15                   10,500,000 SEK    1,972,586      Mitsui Fudosan Co., Ltd.             189,989        3,225,078
    Sweden Government Bond,                                            Sumitomo Realty & Development
    4.00%, 12/01/20                    9,800,000 SEK    2,121,008        Co., Ltd.                           65,400        1,244,482
    Sweden Government Bond,                                            Sun Hung Kai Properties, Ltd.        243,000        3,655,524
    3.50%, 12/01/28                    2,000,000 SEK      435,341
    Turkey Government Bond,
    9.00%, 05/21/14                    1,300,000 TRL    1,125,156
    U.K. Gilt Inflation Linked,
    2.50%, 08/16/13                    1,200,000 GBP    4,914,760



                                                                  2


WILMINGTON FUNDS -- FIXED INCOME FUNDS
MULTI-MANAGER REAL ASSET FUND
  INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                            SHARES       VALUE                                                SHARES       VALUE
                                            ------       -----                                                ------       -----
    Wharf Holdings, Ltd.                    118,200  $    666,033      Vornado Realty Trust                     45,673  $  3,457,446
                                                     ------------                                                       ------------
                                                       22,252,970                                                         11,342,111
                                                     ------------                                                       ------------
  HOTELS, RESORTS & CRUISE LINES -- 0.8%                             DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.1%
    Hyatt Hotels Corp. - Class A*             9,800       381,808      Beni Stabili SpA                         20,350        19,707
    Shangri-La Asia, Ltd.                   490,000       961,793      Lend Lease Group*                        15,750       125,163
    Sol Melia, SA                           135,000     1,161,498      Tokyo Tatemono Co., Ltd.                 19,900        71,520
    Starwood Hotels & Resorts                                                                                           ------------
      Worldwide, Inc.                         8,700       405,768                                                            216,390
                                                     ------------                                                       ------------
                                                        2,910,867    INDUSTRIAL -- 1.1%
                                                     ------------      AMB Property Corp.                       45,600     1,242,144
  INDUSTRIAL -- 0.1%                                                   Ascendas Real Estate Investment
    Segro PLC                                46,712       226,549        Trust                                 321,600       441,382
                                                     ------------      Goodman Group                         1,627,519       978,238
  OFFICE -- 0.2%                                                       Japan Logistics Fund, Inc.                   30       240,347
    CapitaCommercial Trust                  225,000       173,702      ProLogis                                 74,700       986,040
    ING Office Fund                         962,200       516,533                                                       ------------
                                                     ------------                                                          3,888,151
                                                          690,235                                                       ------------
                                                     ------------    OFFICE -- 2.7%
  REAL ESTATE DEVELOPMENT -- 1.3%                                      Alexandria Real Estate Equities,
    Cheung Kong Holdings, Ltd.              131,310     1,691,213        Inc.                                    6,600       446,160
    China Overseas Land &                                              Boston Properties, Inc.                  27,900     2,104,776
      Investment, Ltd.                      634,000     1,432,252      Derwent London PLC                       84,458     1,750,730
    Guangzhou R&F Properties Co.,                                      Digital Realty Trust, Inc.               18,400       997,280
      Ltd.                                  325,000       532,440      Douglas Emmett, Inc.                     51,000       783,870
    Helical Bar PLC                          23,040       118,140      Duke Realty Corp.                        31,000       384,400
    Shimao Property Holdings, Ltd.          171,300       315,055      Great Portland Estates PLC              149,700       714,220
    Wing Tai Holdings, Ltd.                 475,000       614,568      Highwoods Properties, Inc.               36,300     1,151,799
                                                     ------------      Japan Real Estate Investment Corp.           41       349,524
                                                        4,703,668      Orix Jreit, Inc.                             48       217,435
                                                     ------------      SL Green Realty Corp.                    10,000       572,700
  REAL ESTATE OPERATING COMPANIES -- 2.3%                              Societe Immobiliere de Location Pour
    Aeon Mall Co., Ltd.                      55,000     1,159,536        l'Industrie et le Commerce              1,820       229,817
    Atrium European Real Estate,                                                                                        ------------
      Ltd.                                   17,209       109,477                                                          9,702,711
    Atrium European Real Estate,                                                                                        ------------
      Ltd.                                   46,537       297,935    RESIDENTIAL -- 1.6%
    BR Malls Participacoes SA*               12,000       141,704      American Campus Communities, Inc.        21,400       591,924
    Brookfield Properties Corp.              24,300       373,248      Apartment Investment & Management
    Castellum AB                             27,100       273,042        Co. - Class A                          18,400       338,744
    Central Pattana PCL - NVDR            1,150,000       736,199      AvalonBay Communities, Inc.               9,429       814,194
    Grainger PLC                             93,830       192,222      BRE Properties, Inc.                      9,100       325,325
    Hongkong Land Holdings, Ltd.            389,100     1,972,737      Camden Property Trust                     8,900       370,507
    Hufvudstaden AB - Class A                33,330       285,036      Equity Residential                       28,000     1,096,200
    Hysan Development Co., Ltd.             472,613     1,366,540      Essex Property Trust, Inc.               13,700     1,232,315
    Norwegian Property ASA*                 276,630       577,166      Nippon Accommodations Fund, Inc.             25       128,624
    Safestore Holdings PLC                  127,300       278,175      UDR, Inc.                                34,419       607,151
    Swiss Prime Site AG*                      6,380       399,053                                                       ------------
                                                     ------------                                                          5,504,984
                                                        8,162,070                                                       ------------
                                                     ------------    RETAIL -- 6.1%
  TOTAL COMMON STOCK                                                   Acadia Realty Trust                       9,931       177,368
    (Cost $33,977,333)                                 40,649,641      Calloway Real Estate Investment
                                                     ------------        Trust                                  10,900       227,627
REAL ESTATE INVESTMENT TRUSTS -- 17.5%                                 CapitaMall Trust                        126,242       159,726
  DIVERSIFIED -- 3.2%                                                  CFS Retail Property Trust                95,685       164,635
    British Land Co. PLC                    129,031       942,014      Corio NV                                 13,582       906,867
    Canadian Real Estate Investment                                    Developers Diversified Realty Corp.      26,900       327,373
      Trust                                   4,388       119,459      Eurocommercial Properties NV             10,000       401,821
    Dexus Property Group                    917,814       682,208      Federal Realty Investment Trust          24,500     1,783,845
    General Property Trust                1,056,482       557,451      Frasers Centrepoint Trust               135,000       129,311
    ICADE                                     5,000       556,539      Frontier Real Estate Investment
    Kenedix Realty Investment Corp.              40       107,434        Corp.                                      34       264,028
    Land Securities Group PLC               172,034     1,769,994
    Liberty Property Trust                   24,400       828,136
    Mirvac Group                            292,575       396,010
    Stockland Corp., Ltd.                   467,714     1,712,499
    United Urban Investment Corp.                37       212,921



                                                                 3

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MULTI-MANAGER REAL ASSET FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT/       MARKET
                                          SHARES        VALUE                                              SHARES        VALUE
                                          ------        -----                                              ------        -----
    Hammerson PLC                           38,369  $    229,057      PIMCO Commodity RealReturn
    Immobiliare Grande                                                  Strategy Fund - Institutional
      Distribuzione                         257,000       520,331       Shares                             2,265,295  $ 17,714,608
    Japan Retail Fund Investment                                                                                      ------------
      Corp.                                    156       183,549    TOTAL INVESTMENT COMPANIES
    Klepierre                               39,320     1,544,377      (Cost $33,700,349)                                35,517,133
    Mercialys SA                            12,426       446,435                                                      ------------
    Primaris Retail Real Estate                                     TOTAL COMMODITY RELATED
      Investment Trust(1)                    8,300       137,291      SECURITIES
    Regency Centers Corp.                   12,900       483,363      (Cost $69,756,521)                                74,581,518
    RioCan Real Estate Investment                                                                                     ------------
      Trust                                 23,500       427,588  SHORT-TERM INVESTMENTS -- 12.1%
    Simon Property Group, Inc.              49,337     4,139,374    CERTIFICATES OF DEPOSIT -- 0.4%
    Suntec Real Estate Investment                                       Rabobank Nederland,
      Trust                                172,500       165,231        0.39%, 09/08/10                    1,500,000     1,500,198
    Tanger Factory Outlet Centers,                                                                                    ------------
      Inc.                                  21,800       940,888    COMMERCIAL PAPER -- 3.4%
    Taubman Centers, Inc.                   19,100       762,472        General Electric Capital
    The Link Real Estate Investment                                       Corp.,
      Trust                                183,000       451,121        0.29%, 07/28/10                    1,500,000     1,498,517
    The Macerich Co.                        33,384     1,278,941        Honeywell International,
    Unibail- Rodamco SE                     17,463     3,537,981          Inc.,
    Westfield Group                        156,985     1,737,331        0.51%, 12/29/10                    1,500,000     1,495,450
                                                    ------------        IRDB,
                                                      21,527,931        0.18%, 07/06/10                    1,500,000     1,499,321
                                                    ------------        JPMorgan Chase & Co.,
  SPECIALIZED -- 2.7%                                                   0.25%, 07/26/10                    1,500,000     1,498,552
    Extra Space Storage, Inc.                9,300       117,924        MetLife, Inc.,
    Health Care Property Investors,                                     0.22%, 04/28/10                    1,500,000     1,499,805
      Inc.                                  35,800     1,181,400        Philip Morris,
    Hospitality Properties Trust            20,500       490,975        0.30%, 08/11/10                    1,500,000     1,498,265
    Host Hotels & Resorts, Inc.            167,371     2,451,985        Straight-A Funding LLC,
    Nationwide Health Properties,                                       0.15%, 04/01/10                    1,500,000     1,500,000
      Inc.                                  38,800     1,363,820        Svenska,
    Pebblebrook Hotel Trust*                 2,800        58,884        0.20%, 05/28/10                    1,500,000     1,499,464
    Public Storage                          20,700     1,904,193                                                      ------------
    Ventas, Inc.                            39,800     1,889,704                                                        11,989,374
                                                    ------------                                                      ------------
                                                       9,458,885    MONEY MARKET FUND -- 3.5%
                                                    ------------      BlackRock Liquidity Funds
  TOTAL REAL ESTATE INVESTMENT                                          TempFund
    TRUSTS                                                              Portfolio - Institutional
    (Cost $47,264,441)                                61,641,163          Series                          12,210,668    12,210,668
                                                    ------------                                                      ------------
EXCHANGE-TRADED FUNDS -- 0.3%                                       REPURCHASE AGREEMENT -- 0.8%
      SPDR Dow Jones REIT ETF                                         With Barclays Capital, Inc. at
       (Cost $878,812)                      17,000       913,920        0.01%, dated 3/31/10, to be
                                                    ------------        purchased 4/1/10, repurchase
  TOTAL REAL ESTATE RELATED                                             price $2,900,000
    SECURITIES                                                          collateralized by U.S.
    (Cost $82,120,586)                               103,204,724        Treasury Bills, par value
                                                    ------------        $2,959,000, 0.13%,
COMMODITY RELATED SECURITIES -- 21.2%                                   5/20/10, market
STRUCTURED NOTE -- 4.0%                                                 value $2,900,000                   2,900,000     2,900,000
    Deutsche Bank AG, London                                                                                          ------------
      Branch,                                                       U.S. AGENCY OBLIGATIONS -- 4.0%
      Structured Note Linked to the                                     FHLMC,
      DB Liquidity Commodity Index                                      0.25%, 10/26/10                    7,500,000     7,487,865
      (Cost $15,000,000)               $15,000,000    14,080,500        FNMA,
                                                    ------------        0.26%, 11/01/10                    6,560,000     6,548,304
EXCHANGE-TRADED FUNDS -- 7.1%                                                                                         ------------
    PowerShares DB Commodity Index                                                                                      14,036,169
      Tracking Fund*                                                                                                  ------------
     (Cost $21,056,172)                  1,062,240    24,983,885    TOTAL SHORT-TERM INVESTMENTS
                                                    ------------      (Cost $42,638,787)                                42,636,409
INVESTMENT COMPANIES -- 10.1%                                                                                         ------------
    Credit Suisse Commodity Return                                TOTAL INVESTMENTS, BEFORE OPTIONS
     Strategy Fund                       2,176,348    17,802,525    WRITTEN -- 102.5%
                                                                      (Cost $325,541,752)                             $361,118,086
                                                                                                                      ------------
                                                                  OPTIONS WRITTEN -- 0.0%
                                                                    U.S. 10YR Futures Expires 4/19/10
                                                                      at 3.25%                                  (520)          (46)



                                                                 4

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MULTI-MANAGER REAL ASSET FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED) -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------

  U.S. 10YR Futures Expires 4/19/10                                +    The cost for Federal income tax purposes is $350,532,064. At
  at 3.25%                                    (240) $        (21)       March 31, 2010 net unrealized appreciation was $10,586,022.
  U.S. 10YR Futures Expires 4/19/10                                     This consisted of aggregate gross unrealized appreciation
  at 4.25%                                    (240)         (648)       for all securities for which there was an excess of market
  U.S. 10YR Futures Expires 4/19/10                                     value over tax cost of $33,364,523, and aggregate gross
  at 5.00%                                    (520)           --        unrealized depreciation for all securities for which there
  U.S. 10YR Futures Expires 4/23/10                                     was an excess of tax cost over market value of $22,778,501.
  Strike Price $114                            (29)       (3,625)  (1)  Foreign-denominated security; Canadian
  U.S. 10YR Futures Expires 4/23/10                                PLC  - Public Limited Company
  Strike Price $119                             (7)         (328)  AUD  - Australian Dollar
  U.S. 10YR Futures Expires 5/21/10                                BRL  - Brazilian Dollar
  Strike Price $114                            (32)      (11,000)  CAD  - Canadian Dollar
  U.S. 10YR Futures Expires 5/21/10                                EUR  - Euro
  Strike Price $115                             (7)       (4,047)  GBP  - United Kingdom Pound
  U.S. 10YR Futures Expires 5/21/10                                JPY  - Japanese Yen
  Strike Price $119                            (39)       (6,703)  MXN  - Mexican Peso
  U.S. 10YR Futures Expires 6/14/10                                PLN  - Polish Zloty
  at 3.50%                                    (120)       (3,445)  SEK  - Swedish Krona
  U.S. 10YR Futures Expires 6/14/10                                TRL  - Turkish Lira
  at 4.50%                                    (120)       (2,420)  ZAR  - South African Rand
  U.S. 10YR Futures Expires 7/10/12
  at 10.00%                                    (30)         (119)
  U.S. 10YR Futures Expires 7/12/12
  at 10.00%                                    (40)         (159)
  U.S. 5YR Futures Expires 12/1/10
  at 4.00%                                    (530)      (31,534)
  U.S. 5YR Futures Expires 6/15/10
  at 5.00%                                    (100)           (1)
  U.S. 7YR Futures Expires 8/31/10
  at 6.00%                                    (420)         (106)
                                                    ------------
  TOTAL OPTIONS WRITTEN
    (Cost $(257,389))                                    (64,202)
                                                    ------------
TOTAL INVESTMENTS, NET OF OPTIONS
  WRITTEN -- 102.5%
    (Cost $325,284,363)+                            $361,053,884
                                                    ------------
LIABILITIES IN EXCESS OF OTHER
ASSETS -- (2.5)%                                      (8,655,651)
                                                    ------------
NET ASSETS -- 100.0%                                $352,398,233
                                                    ============

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
++   Denotes a Variable or Floating Rate Note. Variable or
     Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2010.
*    Non-income producing security.



                                                                 5

At March 31, 2010, the Multi Manager Real Asset Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                NET
                                                               VALUE AT     UNREALIZED
  SETTLEMENT                                      CONTRACT    MARCH 31,    APPRECIATION
     DATE               CURRENCY BOUGHT            AMOUNT        2010     (DEPRECIATION)
--------------  ------------------------------  -----------  -----------  --------------
April 2010      909,450 Brazilian Dollar        $   500,000  $   510,872  $       10,872
April 2010      13,893,419 Brazilian Dollar       7,818,469    7,804,452         (14,017)
April 2010      84,211 Canadian Dollar               79,658       82,913           3,255
April 2010      84,211 Canadian Dollar              361,852      361,794             (58)
April 2010      909,651 EURO                      1,249,905    1,228,650         (21,255)
April 2010      145,000 EURO                        198,300      195,850          (2,450)
April 2010      47,000 EURO                          64,588       63,482          (1,106)
April 2010      1,007,000 EURO                    1,371,558    1,360,144         (11,414)
April 2010      1,890,000 EURO                    2,512,243    2,552,804          40,561
April 2010      1,022,000 EURO                    1,368,369    1,380,405          12,036
April 2010      722,642 United Kingdom Pound      1,095,643    1,095,643              --
April 2010      495,916 United Kingdom Pound        752,458      752,455              (3)
April 2010      77,171,177 Japanese Yen             851,677      825,544         (26,133)
April 2010      745,067 Mexican Peso                 59,677       60,131             454
April 2010      739,343 Mexican Peso                 56,433       59,669           3,236
April 2010      24,000,468 Mexican Peso           1,871,064    1,936,986          65,922
April 2010      1,311,300 Mexican Peso              100,000      105,830           5,830
April 2010      33,879,279 Mexican Peso           2,671,867    2,734,267          62,400
April 2010      3,725,335 Mexican Peso              288,743      300,657          11,914
April 2010      1,878,857 Swedish Krona             264,990      260,220          (4,770)
June 2010       6,077,700 Chinese Yuan              900,000      890,537          (9,463)
June 2010       366,873 Singapore Dollar            260,000      262,148           2,148
June 2010       176,782 Singapore Dollar            124,284      126,319           2,035
June 2010       710,465 Singapore Dollar            500,000      507,661           7,661
July 2010       15,939,058 Korean Won                13,510       14,023             513
July 2010       26,498,000 Korean Won                22,406       23,313             907
July 2010       118,700,000 Korean Won              100,000      104,434           4,434
July 2010       15,952,770 Korean Won                13,368       14,035             667
July 2010       16,000,000 Korean Won                13,502       14,077             575
July 2010       120,280,000 Korean Won              100,000      105,824           5,824
August 2010     63,427,000 Korean Won                53,875       55,740           1,865
September 2010  745,067 Mexican Peso                 58,843       59,041             198
November 2010   15,952,172 Korean Won                13,352       13,663             311
November 2010   132,503,500 Korean Won              112,220      116,110           3,890
November 2010   58,130,000 Korean Won                50,000       50,938             938
November 2010   58,095,000 Korean Won                50,000       50,907             907
November 2010   23,356,000 Korean Won                20,000       20,466             466
November 2010   58,380,000 Korean Won                50,000       51,157           1,157
November 2010   35,190,000 Korean Won                30,000       30,836             836
November 2010   58,462,500 Korean Won                50,000       51,229           1,229
November 2010   58,492,500 Korean Won                50,000       51,256           1,256
November 2010   57,735,000 Korean Won                50,000       50,592             592
November 2010   23,180,000 Korean Won                20,000       20,312             312
November 2010   103,117,500 Korean Won               90,000       90,359             359
November 2010   113,350,000 Korean Won              100,000       99,326            (674)

November 2010   28,524,000 Korean Won                24,363       24,995             632
November 2010   115,110,000 Korean Won              100,000      100,868             868
January 2011    929,740 Chinese Yuan                140,000      137,114          (2,886)
January 2011    863,265 Chinese Yuan                130,000      127,311          (2,689)
January 2011    597,420 Chinese Yuan                 90,000       88,105          (1,895)
                                                                          --------------
                                                                          $      158,247
                                                                          ==============

                                                                                NET
                                                               VALUE AT     UNREALIZED
  SETTLEMENT                                      CONTRACT    MARCH 31,    APPRECIATION
     DATE               CURRENCY SOLD              AMOUNT        2010     (DEPRECIATION)
--------------  ------------------------------  -----------  -----------  --------------
April 2010      490,000 Australian Dollar       $   446,736  $   449,600  $       (2,864)
April 2010      3,853,000 Australian Dollar       3,415,396    3,535,322        (119,926)
April 2010      951,482 Australian Dollar           862,124      871,142          (9,018)
April 2010      4,343,000 Australian Dollar       3,947,787    3,972,414         (24,627)
April 2010      14,802,869 Brazilian Real         8,452,986    8,315,324         137,662
April 2010      2,246,000 Canadian Dollar         2,154,023    2,211,385         (57,362)
April 2010      1,830,567 Canadian Dollar         1,782,044    1,802,342         (20,298)
April 2010      7,091,474 EURO                    9,665,530    9,578,335          87,195
April 2010      100,000 EURO                        137,605      135,069           2,536
April 2010      687,000 EURO                        934,009      927,924           6,085
April 2010      197,000 EURO                        267,152      266,086           1,066
April 2010      361,000 EURO                        495,076      487,599           7,477
April 2010      164,000 EURO                        222,337      221,513             824
April 2010      14,692,000 EURO                  20,007,345   19,844,333         163,012
April 2010      268,209,000 Japanese Yen          2,962,899    2,869,155          93,744
April 2010      9,039,000 Japanese Yen               97,467       96,694             773
April 2010      9,008,500 Japanese Yen              100,000       96,368           3,632
April 2010      513,086,284 Japanese Yen          5,681,987    5,488,780         193,207
April 2010      6,374,746 United Kingdom Pound    9,607,323    9,672,423         (65,100)
April 2010      126,746 United Kingdom Pound        200,000      192,311           7,689
April 2010      7,271,000 United Kingdom Pound   10,975,467   11,031,777         (56,310)
April 2010      14,866,084 Swedish Krona          2,062,300    2,031,234          31,066
April 2010      20,716,000 Swedish Krona          2,910,039    2,869,271          40,768
April 2010      33,879,279 Mexican Peso           2,624,469    2,684,668         (60,199)
April 2010      34,650,210 Mexican Peso           2,596,688    2,796,485        (199,797)
April 2010      3,435,661 Mexican Peso              252,353      277,279         (24,926)
April 2010      745,067 Mexican Peso                 59,893       60,132            (239)
April 2010      5,228,202 Mexican Peso              400,000      421,948         (21,948)
April 2010      20,341,651 Mexican Peso           1,586,158    1,641,697         (55,539)
June 2010       13,893,419 Brazilian Real         7,724,145    7,706,236          17,909
June 2010       607,860 Chinese Yuan                 90,000       89,067             933
June 2010       945,980 Chinese Yuan                140,000      138,610           1,390
June 2010       878,410 Chinese Yuan                130,000      128,709           1,291
June 2010       1,357,400 Chinese Yuan              200,000      198,894           1,106
June 2010       279,860 Singapore Dollar            200,000      199,973              27
June 2010       282,849 Singapore Dollar            200,000      202,109          (2,109)
June 2010       1,069,000 United Kingdom Pound    1,582,890    1,621,355         (38,465)
June 2010       809,000 United Kingdom Pound      1,217,822    1,227,013          (9,191)
July 2010       1,653,754 Turkish Lira            1,062,005    1,067,269          (5,264)
July 2010       6,901,479 South African Rand        875,267      927,683         (52,416)
August 2010     1,872,388 Polish Zloty              642,880      648,562          (5,682)
November 2010   227,900,000 Korean Won              200,000      199,702             298

November 2010   348,900,000 Korean Won              300,000      305,733          (5,733)
                                                                          --------------
                                                                          $      (37,323)
                                                                          ==============

At March 31, 2010, the Multi Manager Real Asset Fund had open financial futures contracts as follows:

                                                                               UNREALIZED
NUMBER OF       UNDERLYING         EXPIRATION     CONTRACT      VALUE AT      APPRECIATION
CONTRACTS    CONTRACTS TO BUY         DATE         AMOUNT    MARCH 31, 2010  (DEPRECIATION)
---------  --------------------  --------------  ----------  --------------  --------------
    24     90DAY EURO DOLLAR       June 2011     $5,900,100    $ 5,906,700   $        6,600
    24     90DAY EURO DOLLAR     September 2010   5,961,913      5,967,900            5,987
     4     AUSTRALIAN 10Y BOND     June 2010      2,654,851      2,660,782            5,931
    12     FIN FUT UK 90DAY LIF  December 2010    2,248,703      2,250,979            2,276
    16     FIN FUT EURO-BOBL 5Y    June 2010      2,522,937      2,530,160            7,223
    17     EURO-BUND FUTURE        June 2010      2,816,189      2,832,262           16,073
    25     FIN FUT EURIBOR       December 2010    8,336,091      8,350,020           13,929
    30     FIN FUT EURIBOR         June 2010      9,988,350     10,059,530           71,180
                                                                             --------------
                                                                             $      129,199
                                                                             ==============

At March 31, 2010, the Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

                                                                                         UNREALIZED
                    TERMINATION   NOTIONAL   FIXED               FLOATING               APPRECIATION
COUNTERPARTY            DATE       AMOUNT     RATE                 RATE                (DEPRECIATION)
------------        -----------  ---------  -------  --------------------------------  --------------
Barclays Bank PLC*    1/2/2013   1,000,000  12.285%  Brazilian interbank lending rate      $ 1,948
Deutsche Bank AG*    6/16/2015   1,400,000    3.00%  6 MONTH LIBOR                          42,799
                                                                                           -------
                                                                                           $44,747
                                                                                           =======

* Portfolio pays the floating rate and receives the fixed rate.

At March 31, 2010, the Multi-Manager Real Asset Fund had credit default swap contracts as follows:

                                                                                        UNREALIZED
                      TERMINATION   NOTIONAL  FIXED         REFERENCE ENTITY/          APPRECIATION
COUNTERPARTY              DATE       AMOUNT    RATE             OBLIGATION            (DEPRECIATION)
------------          -----------  ---------  -----  -------------------------------  --------------
Bank of America NA**   3/20/2011     400,000  1.00%  General Electric Capital Corp.,
                                                     5.625%, due 09/15/17                 $2,755
Deutsche Bank AG**     3/20/2015   1,000,000  1.00%  United Kingdom of Great Britain          18
                                                                                          ------
                                                                                          $2,773
                                                                                          ======

** If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At March 31, 2010, the Multi-Manager Real Asset Fund had total return swap contracts as follows:

                                                                                                      UNREALIZED
                TERMINATION   NOTIONAL                                                               APPRECIATION
COUNTERPARTY       DATE        AMOUNT                           DESCRIPTION                         (DEPRECIATION)
------------    -----------  ---------  ----------------------------------------------------------  --------------
BNP Paribas SA   4/15/2010   1,200,000  Receive variable payments on the three month LIBOR
                                        and pay variable payments based on the TSY Inflation Index    $(147,961)
                                                                                                      =========

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MULTI-MANAGER REAL ASSET FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010:

                                                                                                        LEVEL 2 -      LEVEL 3 -
                                                                       TOTAL VALUE AT                  SIGNIFICANT    SIGNIFICANT
                                                                          MARCH 31,      LEVEL 1 -     OBSERVABLE    UNOBSERVABLE
                                                                            2010       QUOTED PRICES     INPUTS         INPUTS
                                                                       -------------------------------------------------------------
INVESTMENTS IN SECURITIES:
INFLATION-LINKED & FIXED INCOME SECURITIES:
   Corporate Bonds                                                     $    7,066,090 $           -- $    7,066,090 $             --
   Exchange-traded Funds                                                    1,565,924      1,565,924             --               --
   Variable Rate Demand Notes                                               3,218,684             --      3,218,684               --
   U.S. Government Inflation-linked Securities                             45,659,811             --     45,659,811               --
   Foreign Government Inflation-linked Securities                          80,874,015             --     80,874,015               --
   Asset-backed Securities                                                  2,310,911             --      2,310,911               --
REAL ESTATE RELATED SECURITIES:
   Common Stocks                                                           40,649,641     40,649,641             --               --
   Real Estate Investment Trusts                                           61,641,163     61,641,163             --               --
   Exchange-Traded Funds                                                      913,920        913,920             --               --
COMMODITY RELATED SECURITIES:
   Structured Note                                                         14,080,500     14,080,500             --
   Exchange-Traded Funds                                                   24,983,885     24,983,885             --               --
   Investment Companies                                                    35,517,133     35,517,133             --               --
   Short-Term Investments                                                  42,636,409     12,210,669     30,425,740               --
                                                                       -------------------------------------------------------------
Total                                                                  $  361,118,086 $  191,562,835 $  169,555,251 $             --
                                                                       -------------------------------------------------------------
   Other financial instruments*                                        $       85,480 $      129,199 $     (43,719) $             --
                                                                       -------------------------------------------------------------

*Other financial instruments are forward foreign currency contracts, swaps, options written, and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

FASB "Derivatives and Hedging" includes required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status or the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB
"Guarantees" requires additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Notes to the Schedules of Investments.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
AGGRESSIVE ASSET ALLOCATION FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)
 (Showing Percentage of Net Assets)
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
AFFILIATED INVESTMENT COMPANIES++ -- 84.8%
    Wilmington Multi-Manager
      International Fund                  3,707,655  $ 25,212,054
    Wilmington Multi-Manager Large-Cap
      Fund                                1,612,178    17,363,155
    Wilmington Multi-Manager Real Asset
      Fund                                  507,757     6,473,904
    Wilmington Small-Cap Strategy Fund      651,816     5,722,946
                                                     ------------
  TOTAL AFFILIATED INVESTMENT COMPANIES
    (Cost $48,697,299)                                 54,772,059
                                                     ------------
NON-AFFILIATED INVESTMENT COMPANIES -- 15.0%
    PIMCO High Yield Fund -
      Institutional Class                   354,539     3,212,119
    PowerShares DB Commodity
      Index Tracking Fund+                  138,000     3,245,760
    Vanguard High-Yield Corporate
      Fund - Admiral Shares                 577,695     3,211,986
                                                     ------------
  TOTAL NON-AFFILIATED INVESTMENT
    COMPANIES
    (Cost $9,234,754)                                   9,669,865
                                                     ------------
TOTAL INVESTMENTS -- 99.8%
    (Cost $57,932,053)+                              $ 64,441,924
OTHER ASSETS IN EXCESS OF LIABILITIES --
0.2%                                                      105,088
                                                     ------------
NET ASSETS -- 100.0%                                 $ 64,547,012
                                                     ============

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+   The cost for Federal income tax purposes is $68,606,140. At
    March 31, 2010 net unrealized depreciation was $4,164,216. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $0 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,164,216.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
AGGRESSIVE ASSET ALLOCATION FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010:

                                                                                                     LEVEL 2 -         LEVEL 3 -
                                                                 TOTAL VALUE AT                     SIGNIFICANT       SIGNIFICANT
                                                                   MARCH 31,        LEVEL 1 -        OBSERVABLE       UNOBSERVABLE
                                                                      2010        QUOTED PRICES        INPUTS            INPUTS
                                                                --------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Affiliated Investment Companies                                 $    54,772,059   $   54,772,059  $            --  $              --
Non-Affiliated Investment Companies                                   9,669,865        9,669,865               --                 --
                                                                --------------------------------------------------------------------
Total                                                           $    64,441,924   $   64,441,924  $            --  $              --
                                                                --------------------------------------------------------------------

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
CONSERVATIVE ASSET ALLOCATION FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)
 (Showing Percentage of Net Assets)
------------------------------------------------------------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
AFFILIATED INVESTMENT COMPANIES++ -- 74.0%
    Wilmington Multi-Manager
      International Fund                    480,737  $  3,269,008
    Wilmington Multi-Manager Large-
      Cap Fund                              723,097     7,787,758
    Wilmington Multi-Manager Real
      Asset Fund                            204,773     2,610,858
    Wilmington Prime Money Market
      Fund                                  158,053       158,053
    Wilmington Short/Intermediate-
      Term Bond Fund                      3,084,547    32,727,038
    Wilmington Small-Cap Strategy
      Fund                                  217,986     1,913,918
                                                     ------------
  TOTAL AFFILIATED INVESTMENT COMPANIES
    (Cost $45,036,023)                                 48,466,633
                                                     ------------
NON-AFFILIATED INVESTMENT COMPANIES -- 26.0%
    iShares Barclays U.S. Treasury
      Inflation Protected Securities
      Index Fund                             50,600     5,257,846
    iShares MSCI EAFE Growth Index
      Fund                                   23,600     1,336,704
    iShares MSCI EAFE Value Index
      Fund                                   77,600     3,930,440
    PIMCO High Yield Fund -
      Institutional Class                   359,723     3,259,092
    Vanguard High-Yield Corporate
      Fund - Admiral Shares                 585,850     3,257,328
                                                     ------------
  TOTAL NON-AFFILIATED INVESTMENT
    COMPANIES
    (Cost $16,518,338)                                 17,041,410
                                                     ------------
TOTAL INVESTMENTS -- 100.0%
    (Cost $61,554,361)+                              $ 65,508,043
LIABILITIES IN EXCESS OF OTHER ASSETS --
0%                                                         (4,697)
                                                     ------------
NET ASSETS -- 100.0%                                 $ 65,503,346
                                                     ------------
++  The Fund invests in the Institutional Shares of the
    Affiliated Investment Companies.
+   The cost for Federal income tax purposes is $62,660,926. At
    March 31, 2010, net unrealized appreciation was $2,847,117.
    This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,884,922 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $37,805.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
CONSERVATIVE ASSET ALLOCATION FUND
 INVESTMENTS / MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010:

                                                                                                     LEVEL 2 -         LEVEL 3 -
                                                                 TOTAL VALUE AT                     SIGNIFICANT       SIGNIFICANT
                                                                   MARCH 31,        LEVEL 1 -        OBSERVABLE       UNOBSERVABLE
                                                                      2010        QUOTED PRICES        INPUTS            INPUTS
                                                                --------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Affiliated Investment Companies                                 $    48,466,633  $    48,466,633  $            --  $              --
Non-Affiliated Investment Companies                                  17,041,410       17,041,410               --                 --
                                                                --------------------------------------------------------------------
Total                                                           $    65,508,043  $    65,508,043  $            --  $              --
                                                                --------------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               WT Mutual Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       May 28, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       May 28, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John C. McDonnell
                         -------------------------------------------------------
                           John C. McDonnell, Vice President & Chief Financial Officer
                           (principal financial officer)

Date                       May 28, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.